Registration Nos. 333-43264 811-08561

As filed With the Securities and Exchange Commission on April 28, 2020

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [ X ]
Pre-effective Amendment No.	[ ]
Post-Effective Amendment No.	[ 29 ]
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940	[ X ]
Amendment No.	[ 201 ]

AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R

(Exact Name of Registrant)

AMERICAN GENERAL LIFE INSURANCE COMPANY

(Name of Depositor)

2727-A Allen Parkway

Houston, Texas 77019-2191

(Address of Depositor's Principal Executive Offices) (Zip Code)

(800) 871-2000

(Depositor's Telephone Number, Including Area Code)

AMERICAN HOME ASSURANCE COMPANY

(Name of Guarantor)

175 Water Street, 18th Floor

New York, New York 10038

(212) 770-7000

(Guarantor's Telephone Number, Including Area Code)

Manda Ghaferi, Esq.

American General Life Insurance Company

21650 Oxnard Street

Woodland Hills, California 91367

(Name and Address of Agent for Service for Depositor, Registrant and Guarantor)

Copy to:

Bridgett M. Matthes, Esq.

American General Life Insurance Company

2919 Allen Parkway, L4-01

Houston, Texas 77019

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

[	]	immediately upon filing pursuant to paragraph (b)
[ X ]		on April 30, 2020 pursuant to paragraph (b)
[	]	60 days after filing pursuant to paragraph (a)(1)
[	]	on (date) pursuant to paragraph (a)(1) of Rule 485.
If appropriate, check the following box:
[	]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PLATINUM INVESTOR® III

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

(the "Policies") issued by

American General Life Insurance Company

("AGL") through its Separate Account VL-R

This Prospectus is dated

April 30, 2020

This prospectus describes Platinum Investor III flexible premium variable universal life insurance Policies issued by AGL. Platinum Investor III Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. During the lifetime of the insured person you may designate or change the beneficiary to whom Platinum Investor III pays the death benefit upon the insured person's death. You choose one of three death benefit options. We guarantee a death benefit if the monthly guarantee premium is paid and your Policy has not lapsed. AGL no longer sells Platinum Investor III Policies.

For information on how to contact AGL, please see "Contact Information" page 5.

The Index of Special Words and Phrases on page 63 will refer you to pages that contain more about many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in bold the first time they appear in this prospectus.

This prospectus generally describes only the variable portions of the Policy, except where the fixed account is specifically mentioned. Please read this prospectus carefully and keep it for future reference.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission ("SEC"), paper copies of the shareholder reports for funds available as investment options under your Policy will no longer be sent by mail, unless you specifically request paper copies of the reports from the Company. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Company electronically by calling VUL Customer Service at the telephone numbers below or by logging into e Service at  www.aig.com/eservice.  After you sign on, select "My Profile" and edit your communication preference. Once you've subscribed to VUL eDelivery, you will get a change confirmation email.

If you wish to continue receiving your reports in paper free of charge from us, please call VUL Customer Service at 1-800-340-2765 (for hearing impaired 1-888-436-5256) or write to the Company at: VUL Administration, P. O. Box 305600, Nashville, Tennessee 37230-5600. Your election to receive reports in paper will apply to all funds available as investment options under your policy.

There is no guaranteed cash surrender value for amounts allocated to the variable investment options.

If the cash surrender value (the cash value reduced by any loan balance) is insufficient to cover the charges due under the Policy, the Policy may terminate without value.

Buying this Policy might not be a good way of replacing your existing insurance or adding more insurance if you already own a flexible premium variable universal life insurance Policy. You may wish to consult with your insurance representative or financial advisor.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies are not insured by the FDIC, the Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable universal life insurance policy is subject to investment risks, including possible loss of principal invested.

The Policies are not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different.

VARIABLE INVESTMENT OPTIONS

The AGL declared fixed interest account ("Fixed Account") is the fixed investment option for these Policies. You can also use AGL's Separate Account VL-R ("Separate Account") to invest in the Platinum Investor III variable investment options. Currently, the Platinum Investor III variable investment options each purchase shares of a corresponding Fund of:

• AIM Variable Insurance Funds (Invesco	• MFS® Variable Insurance Trust ("MFS® VIT")
Variable Insurance Funds) ("Invesco V.I.")	• Neuberger Berman Advisers Management
• The Alger Portfolios ("Alger")	Trust ("Neuberger Berman AMT")
• American Century® Variable Portfolios, Inc.	• PIMCO Variable Insurance Trust ("PIMCO")
("American Century® VP")	• Pioneer Variable Contracts Trust ("Pioneer")
• Fidelity® Variable Insurance Products	• Putnam Variable Trust ("Putnam VT")
("Fidelity® VIP")	• SunAmerica Series Trust ("SunAmerica ST")
• Franklin Templeton Variable Insurance	• VALIC Company I ("VALIC Co. I")
Products Trust ("Franklin Templeton VIP")	• Vanguard® Variable Insurance Fund
• Janus Aspen Series ("Janus Aspen")	("Vanguard VIF")
• JPMorgan Insurance Trust ("JPMorgan IT")
See "Variable Investment Options" on page 20 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding Funds. You should also read the prospectuses of the
Funds underlying the variable investment options that may interest you. You can request free copies from your
AGL representative or from our Administrative Center shown under "Contact Information" on page 5.
TABLE OF CONTENTS
POLICY BENEFITS/RISKS SUMMARY .................................................................................................................................		6
POLICY BENEFITS ....................................................................................................................................................................		6
Your Specified Amount ..................................................................................................................................................		6
Death Benefit...................................................................................................................................................................		6
Death Benefit Proceeds ....................................................................................................................................		6
Death Benefit Option 1, Option 2 and Option 3.............................................................................................		6
Death Benefit Option 1.........................................................................................................		7
Death Benefit Option 2.........................................................................................................		7
Death Benefit Option 3.........................................................................................................		7
Full Surrenders, Partial Surrenders, Transfers, and Policy Loans............................................................................		7
Full Surrenders.................................................................................................................................................		7
Partial Surrenders ............................................................................................................................................		7
Transfers ...........................................................................................................................................................		7
Policy Loans ......................................................................................................................................................		7
Premiums.........................................................................................................................................................................		7
Flexibility of Premiums ....................................................................................................................................		7
Free Look ..........................................................................................................................................................		8
The Policy ........................................................................................................................................................................		8
Ownership Rights .............................................................................................................................................		8
Separate Account..............................................................................................................................................		8
Fixed Account ...................................................................................................................................................		8
Accumulation Value .........................................................................................................................................		8
Payment Options...............................................................................................................................................		8
Tax Benefits.......................................................................................................................................................		8
Supplemental Benefits and Riders.................................................................................................................................		8
POLICY RISKS ............................................................................................................................................................................		9
Investment Risk...............................................................................................................................................................		9
Risk of Lapse ...................................................................................................................................................................		9
Tax Risks .........................................................................................................................................................................		9
Partial Surrender and Full Surrender Risks..............................................................................................................		10
Policy Loan Risks..........................................................................................................................................................		10
PORTFOLIO RISKS..................................................................................................................................................................		10

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TABLES OF CHARGES............................................................................................................................................................	11
GENERAL INFORMATION ....................................................................................................................................................	17
American General Life Insurance Company..............................................................................................................	17
Separate Account VL-R ...............................................................................................................................................	17
Guarantee of Insurance Obligations ...........................................................................................................................	18
Additional Information ................................................................................................................................................	18
Communication with AGL...........................................................................................................................................	18
Administrative Center....................................................................................................................................	18
eDelivery, eService, telephone transactions and written transactions .......................................................	18
eDelivery..............................................................................................................................	18
eService................................................................................................................................	19
eService transactions, telephone transactions and written transactions .......................	19
One-time premium payments using eService...............................................................................................	19
Telephone transactions...................................................................................................................................	20
General ............................................................................................................................................................	20
Variable Investment Options .......................................................................................................................................	20
Voting Privileges ...........................................................................................................................................................	24
Fixed Account................................................................................................................................................................	25
Our general account .......................................................................................................................................	25
How we declare interest .................................................................................................................................	25
Illustrations....................................................................................................................................................................	26
POLICY FEATURES.................................................................................................................................................................	26
Age..................................................................................................................................................................................	26
Death Benefits ...............................................................................................................................................................	26
Your specified amount of insurance..............................................................................................................	26
Your death benefit..........................................................................................................................................	27
Required minimum death benefit .................................................................................................................	27
Base coverage and supplemental coverage...................................................................................................	29
Premium Payments.......................................................................................................................................................	30
Premium payments.........................................................................................................................................	30
Premium payments and transaction requests in good order ......................................................................	30
Limits on premium payments........................................................................................................................	30
Checks..............................................................................................................................................................	31
Planned periodic premiums ...........................................................................................................................	31
Monthly guarantee premiums .......................................................................................................................	31
Free look period..............................................................................................................................................	32
Changing Your Investment Option Allocations .........................................................................................................	33
Future premium payments ............................................................................................................................	33
Transfers of existing accumulation value .....................................................................................................	33
Charges................................................................................................................................	33
Restrictions on transfers from variable investment options...........................................	33
Restrictions on transfers from the Fixed Account...........................................................	33
Dollar cost averaging......................................................................................................................................	33
Automatic rebalancing ...................................................................................................................................	34
Market timing .................................................................................................................................................	34
Restrictions initiated by the Funds and information sharing obligations..................................................	35
Changing the Specified Amount of Insurance............................................................................................................	36
Increase in coverage .......................................................................................................................................	36
Decrease in coverage ......................................................................................................................................	36
Changing Death Benefit Options .................................................................................................................................	37
Change of death benefit option......................................................................................................................	37
Tax consequences of changes in insurance coverage ...................................................................................	37
Effect of changes in insurance coverage on guarantee period ....................................................................	37
Effective Date of Policy and Related Transactions ....................................................................................................	38
Valuation dates, times, and periods ..............................................................................................................	38
Fund pricing....................................................................................................................................................	38
Date of receipt.................................................................................................................................................	38
Commencement of insurance coverage.........................................................................................................	38
Date of issue; Policy months and years.........................................................................................................	38
Monthly deduction days.................................................................................................................................	38
Commencement of investment performance................................................................................................	38

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Effective date of other premium payments and requests that you make...................................................	39
Reports to Policy Owners.............................................................................................................................................	39
ADDITIONAL BENEFIT RIDERS ..........................................................................................................................................	39
Riders .............................................................................................................................................................................	39
Accidental Death Benefit Rider.....................................................................................................................	40
Children's Term Insurance Rider.................................................................................................................	40
Maturity Extension Rider ..............................................................................................................................	40
Spouse Term Rider.........................................................................................................................................	41
Terminal Illness Rider....................................................................................................................................	41
Waiver of Monthly Deduction Rider ............................................................................................................	42
Tax Consequences of Additional Rider Benefits ........................................................................................................	42
POLICY TRANSACTIONS.......................................................................................................................................................	42
eDelivery, eService, Telephone Transactions and Written Transactions.................................................................	42
Withdrawing Policy Investments.................................................................................................................................	42
Full surrender .................................................................................................................................................	42
Partial surrender ............................................................................................................................................	42
Exchange of Policy in certain states ..............................................................................................................	43
Policy loans......................................................................................................................................................	43
Preferred loan interest rate............................................................................................................................	44
Maturity of your Policy..................................................................................................................................	44
Tax considerations..........................................................................................................................................	44
POLICY PAYMENTS................................................................................................................................................................	44
Payment Options...........................................................................................................................................................	44
Change of payment option .............................................................................................................................	45
Tax impact.......................................................................................................................................................	45
The Beneficiary .............................................................................................................................................................	45
Assignment of a Policy..................................................................................................................................................	45
Payment of Proceeds.....................................................................................................................................................	46
General ............................................................................................................................................................	46
Delay of Fixed Account proceeds ..................................................................................................................	46
Delay of Separate Account VL-R proceeds ..................................................................................................	46
Delay to challenge coverage ...........................................................................................................................	46
Delay required under applicable law............................................................................................................	47
ADDITIONAL RIGHTS THAT WE HAVE ............................................................................................................................	47
VARIATIONS IN POLICY OR INVESTMENT OPTION TERMS AND CONDITIONS.................................................	47
Underwriting and premium classes...............................................................................................................	48
Policies purchased through "internal rollovers" .........................................................................................	48
State law requirements...................................................................................................................................	48
Expenses or risks ............................................................................................................................................	48
Underlying investments..................................................................................................................................	48
CHARGES UNDER THE POLICY ..........................................................................................................................................	48
Statutory premium tax charge ......................................................................................................................	48
Premium expense charge ...............................................................................................................................	48
Daily charge (mortality and expense risk fee)..............................................................................................	48
Fees and expenses and money market investment options .........................................................................	49
Flat monthly charge........................................................................................................................................	49
Monthly charge per $1,000 of base coverage................................................................................................	49
Monthly insurance charge .............................................................................................................................	49
Monthly charges for additional benefit riders .............................................................................................	50
Surrender charge............................................................................................................................................	50
Partial surrender processing fee....................................................................................................................	51
Transfer fee .....................................................................................................................................................	51
Illustrations .....................................................................................................................................................	51
Policy loans......................................................................................................................................................	51
Charge for taxes..............................................................................................................................................	51
Allocation of charges ......................................................................................................................................	51
More About Policy Charges.........................................................................................................................................	51
Purpose of our charges...................................................................................................................................	51
General ............................................................................................................................................................	52
ACCUMULATION VALUE......................................................................................................................................................	52
Your accumulation value ...............................................................................................................................	52

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Your investment options ................................................................................................................................	52
POLICY LAPSE AND REINSTATEMENT............................................................................................................................	53
FEDERAL TAX CONSIDERATIONS .....................................................................................................................................	53
Tax Effects.....................................................................................................................................................................	53
General ............................................................................................................................................................	54
Testing for modified endowment contract status.........................................................................................	54
Other effects of Policy changes......................................................................................................................	55
Policy changes and extending coverage ........................................................................................................	55
Rider benefits ..................................................................................................................................................	55
Tax treatment of minimum withdrawal benefit rider payments................................................................	55
Taxation of pre-death distributions if your Policy is not a modified endowment contract......................	56
Taxation of pre-death distributions if your Policy is a modified endowment contract ............................	56
Policy lapses and reinstatements ...................................................................................................................	57
Diversification and investor control..............................................................................................................	57
Estate and generation skipping taxes............................................................................................................	58
Life insurance in split dollar arrangements .................................................................................................	58
Pension and profit-sharing plans ..................................................................................................................	58
Other employee benefit programs.................................................................................................................	59
ERISA..............................................................................................................................................................	59
Our taxes .........................................................................................................................................................	59
When we withhold income taxes ...................................................................................................................	59
Other tax withholding ....................................................................................................................................	60
Tax changes.....................................................................................................................................................	60
Foreign Account Tax Compliance ("FATCA") ...........................................................................................	60
BUSINESS DISRUPTION AND CYBER SECURITY RISKS...............................................................................................	61
LEGAL PROCEEDINGS...........................................................................................................................................................	62
FINANCIAL STATEMENTS....................................................................................................................................................	62
Rule 12h-7 disclosure......................................................................................................................................	62
REGISTRATION STATEMENTS............................................................................................................................................	62
INDEX OF SPECIAL WORDS AND PHRASES ....................................................................................................................	63

CONTACT INFORMATION

Addresses and telephone numbers: Here is how you can contact us about the Platinum Investor III Policies.

ADMINISTRATIVE CENTER:		HOME OFFICE:	PREMIUM PAYMENTS:
(Express Delivery)	(U.S. Mail)	2727-A Allen Parkway	(Express Delivery)
VUL Administration	VUL	Houston, Texas	American General Life
340 Seven Springs Way	Administration	77019-2191	Insurance Company
MC430	P. O. Box 305600	1-713-831-3443	Payment Processing Center
Brentwood, Tennessee	Nashville,	1-800-340-2765	8430 W. Bryn Mawr
37027-5098	Tennessee		Avenue
1-713-831-3443, 1-800-340-2765	37230-5600		3rd Floor Lockbox 0993
(Hearing Impaired)			Chicago, IL 60631
1-888-436-5256			(U.S. Mail)
Fax: 1-844-430-2639			American General Life
(Except premium payments)			Insurance Company
Payment Processing Center
P.O. Box 0993
Carol Stream, IL
60132-0993

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POLICY BENEFITS/RISKS SUMMARY

This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

AGL no longer sells Platinum Investor III Policies.

POLICY BENEFITS

During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, (4) choose whether your accumulation value or amount of premiums under your Policy, upon the insured person's death, will be added to the insurance proceeds we otherwise will pay to the beneficiary, and (5) add or delete certain other optional benefits that we make available by rider to your Policy. At the time of purchase, you can decide whether your Policy will be subject to certain tax rules that maximize the cash value or rules that maximize the insurance coverage.

You may currently allocate your accumulation value among up to 57 variable investment options available under the Policy, each of which invests in an underlying fund (each available portfolio is referred to in this prospectus as a "Fund," and collectively, the "Funds"), and the Fixed Account, which credits a specified rate of interest.

Any Policy owner whose Policy was issued before May 1, 2006 may invest in 10 investment options that are not available to any other Policy owners. There are restrictions on the use of four additional investment options. See "Variable Investment Options" on page 20.

Your accumulation value will vary based on the investment performance of the variable investment options you choose and interest credited in the Fixed Account.

Your Specified Amount

In your application to buy a Platinum Investor III Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance. The Policy is available for specified amounts of $50,000 or more. The specified amount consists of what we refer to as "base coverage" plus any "supplemental coverage" you select. You decide how much base coverage and supplemental coverage you want. Base coverage must be at least 10% of the specified amount. We pay compensation to your insurance agent's broker-dealer for the sale of both base and supplemental coverages. We pay a different level of compensation based on the amounts of base and supplemental coverages you select. See "Base coverage and supplemental coverage" on page 29.

Death Benefit

•Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding Policy loans and increased by any unearned loan interest) to the beneficiary when the insured person dies. We provide a guarantee of a death benefit, contingent upon payment of the required premiums, equal to the specified amount (less any indebtedness) and any applicable benefit riders for a specified period. This guarantee is not applicable if your Policy has lapsed.

•Death Benefit Option 1, Option 2 and Option 3: Owners whose Policies were issued before June 1, 2002 could choose only death benefit Option 1 or death benefit Option 2. You can choose death benefit Option 1 or Option 2 at the time of your application or at any later time before the death of the insured person. You can choose death benefit Option 3 only at the time of your application. You must choose one of the three Options when you apply for your Policy.

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•Death Benefit Option 1 is the specified amount on the date of the insured person's death.

•Death Benefit Option 2 is the sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

•Death Benefit Option 3 is the sum of (a) the death benefit we would pay under Option 1 and

(b) the cumulative amount of premiums you paid for the Policy and any riders. The death benefit payable will be reduced by any amounts waived under the Waiver of Monthly Deduction Rider and any partial surrenders. Additional premiums you pay for the Policy and any riders following a partial surrender are not considered part of the "cumulative amount of premiums you paid" until the total value of the premiums paid is equivalent to or greater than the amount surrendered.

Federal tax law may require us to increase the death benefit under any of the above death benefit Options. See "Required minimum death benefit" on page 27.

Full Surrenders, Partial Surrenders, Transfers, and Policy Loans

•Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "cash surrender value." You cannot reinstate a surrendered Policy. A full surrender may have adverse tax consequences.

•Partial Surrenders: You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We do not allow partial surrenders that would reduce the death benefit below $50,000. A partial surrender is also subject to any surrender charge that then applies. A partial surrender may have adverse tax consequences.

•Transfers: Within certain limits, you may make transfers among the variable investment options and the Fixed Account. You may make up to twelve transfers of accumulation value among the variable investment options in each Policy year without charge. We will assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are special limits on transfers involving the Fixed Account.

•Policy Loans: You may take a loan from your Policy at any time. The maximum loan amount you may take is equal to your Policy's cash surrender value less the loan interest that will be payable on your loan to your next Policy anniversary. The minimum loan you may take is $500 or, if less, an amount equal to your Policy's cash surrender value less the loan interest payable to your next Policy anniversary. We charge you interest on your loan at an annual effective rate of 4.75%, which is equal to 4.54% payable in advance. We credit interest monthly on loaned amounts; we guarantee an annual effective interest rate of 4.00%. After the tenth Policy year, you may take a preferred loan from your Policy. You may increase your risk of lapse if you take a loan. Loans may have adverse tax consequences.

Premiums

•Flexibility of Premiums: After you pay the initial premium, you can pay premiums at any time (prior to the Policy's maturity) and in any amount less than the maximum amount allowed under tax laws. You can select a premium payment plan to pay "planned periodic premiums" monthly, quarterly, semiannually, or annually. You are not required to pay premiums according to the plan. You may also choose to have premiums automatically deducted from your bank account or other source under

7

our automatic payment plan. Under certain circumstances, we may limit the amount of a premium payment or reject a premium payment.

•Free Look: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund. We will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. The free look period generally expires 10 days after you receive the Policy.

The Policy

•Ownership Rights: While the insured person is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the beneficiary, changing the owner, and assigning the Policy.

•Separate Account: You may direct the money in your Policy to any of the available variable investment options of the Separate Account. Each variable investment option invests exclusively in one of the Funds listed in this prospectus. The value of your investment in a variable investment option depends on the investment results of the related Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline.

•Fixed Account: You may place amounts in the Fixed Account where it earns interest at the rate of 4% annually. We may declare higher rates of interest but are not obligated to do so.

•Accumulation Value: Your accumulation value is the sum of your amounts in the variable investment options and the Fixed Account. Accumulation value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Fixed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders and loans).

•Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum. More detailed information concerning these payment options is available on request from our Administrative Center shown under "Contact Information" on page 5. Also see "Payment Options" on page 44.

•Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance policy is excludable from the gross income of the beneficiary. In addition, this means that under a qualifying life insurance policy, cash value builds up on a tax deferred basis and transfers of cash value among the available investment options under the policy may be made tax free. Under a qualifying life insurance policy that is not a modified endowment contract ("MEC"), the proceeds from Policy loans would not be taxed. If the Policy is not a MEC, distributions after the 15th Policy year generally will be treated first as a return of basis or investment in the Policy and then as taxable income. Moreover, loans will generally not be treated as distributions. Finally, neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

Supplemental Benefits and Riders

You may be eligible to add additional rider benefits to your Policy. We offer several riders that provide supplemental benefits under the Policy, such as the Accidental Death Benefit Rider, which provides an additional death benefit payable if the insured person dies from bodily injury that results from an accident. For most of the riders that you choose, a charge, which is shown on page 3 of your Policy, will be deducted

8

from your accumulation value on each monthly deduction day. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service guidance and rules that pertain to the Code's definition of life insurance in effect from time to time. Not all riders are available in all states.

POLICY RISKS

Investment Risk

The Policy is not suitable as a short-term investment. We designed the Policy to meet long-term financial goals. In the Policy's early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any cash surrender value. The surrender charge is large enough in the Policy's early years so that if you fully surrender your Policy you may receive no cash surrender value. If you take multiple partial surrenders, your accumulation value may not cover required charges and your Policy would lapse.

If you invest your accumulation value in one or more variable investment options, then you will be subject to the risk that investment performance will be unfavorable. You will also be subject to the risk that the accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. You could lose everything you invest. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force may be required to pay more premiums than originally planned. We do not guarantee a minimum accumulation value.

If you allocate net premiums to the Fixed Account, then we credit your accumulation value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 4%.

Risk of Lapse

If your cash surrender value is not enough to pay the charges deducted against your accumulation value each month, your Policy may enter a 61-day grace period. We will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the cash surrender value. While the monthly guarantee premium provision is applicable to your Policy, if you pay the monthly guarantee premiums your Policy will not lapse and we will provide a death benefit depending on the death benefit option you chose.

Tax Risks

We anticipate that the Policy should generally qualify as a life insurance contract under federal tax law. However, due to limited guidance under the Federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax advisor about these consequences.

Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59½.

See "Federal Tax Considerations" on page 53. You should consult a qualified tax advisor for assistance in all Policy-related tax matters.

9

Partial Surrender and Full Surrender Risks

The surrender charge under the Policy applies for the first 10 Policy years (and for a maximum of the first 10 Policy years after any requested increase in the Policy's specified amount) in the event you surrender the Policy or decrease the specified amount. The surrender charge may be considerable. It is possible that you will receive no cash surrender value if you surrender your Policy in the first few Policy years. Any outstanding loan balance reduces the amount available to you upon a partial or full surrender. Under Death Benefit Option 3, partial surrenders reduce the Policy's death benefit until the total value of the premiums you pay after the partial surrender is equivalent to or greater than the amount surrendered. You should purchase the Policy only if you have the financial ability to keep it in force for a substantial period of time. You should not purchase the Policy if you intend to surrender all or part of the accumulation value in the near future. We designed the Policy to help meet long-term financial goals.

A partial surrender or full surrender may have adverse tax consequences.

Policy Loan Risks

A Policy loan, whether or not repaid, will affect accumulation value over time because we subtract the amount of the loan and any accrued interest from the variable investment options and/or Fixed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Fixed Account.

We reduce the amount we pay on the insured person's death by the amount of any Policy loan and any accrued interest. Your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduce the cash surrender value to zero.

If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not been previously taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

PORTFOLIO RISKS

A discussion of the risks of each Fund may be found in its prospectus. Please refer to the Funds' prospectuses for more information. You may request a copy of any or all of the Fund prospectuses by contacting your AGL representative or the Administrative Center shown under "Contact Information" on page 5.

There is no assurance that any of the Funds will achieve its stated investment objective.

10

TABLES OF CHARGES

The following tables describe the fees and expenses that are payable, when buying, owning and surrendering a Policy. No Policy owner will be charged more than the amount we show under the "Maximum Guaranteed Charge" columns.

The first tables describe the fees and expenses that are payable at the time that you (1) buy a Policy, (2) surrender a Policy during the first 10 Policy years and the first 10 Policy years following an increase in the Policy's base coverage, (3) change a Policy's specified amount, or (4) transfer accumulation value between investment options.

Transaction Fees

Charge	When Charge is Deducted	Maximum Guaranteed	Current Charge
Charge
Statutory Premium Tax Charge	Upon receipt of each premium	3.5%1 of each premium	3.5%1 of each premium
	payment	payment	payment
Premium Expense Charge	Upon receipt of each premium	7.5% of the amount of each	5.0% of the amount of
	payment	premium payment remaining	each premium payment
		after deduction of the	remaining after
		premium tax charge	deduction of the
premium tax charge
_______________

1Statutory premium tax rates vary by state. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.50%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes, which will increase the tax rate.

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Transaction Fees

Charge	When Charge is	Maximum Guaranteed	Current Charge
	Deducted	Charge
Surrender Charge
Maximum Charge1	Upon a partial surrender	$48 per $1,000 of base	$48 per $1,000 of base
	or a full surrender of your	coverage	coverage
Policy2
Minimum Charge3	Upon a partial surrender	$1 per $1,000 of base	$1 per $1,000 of base
	or a full surrender of your	coverage	coverage
Policy2
Example Charge – for	Upon a partial surrender	$18 per $1,000 of base	$18 per $1,000 of base
the first Policy year –	or a full surrender of your	coverage	coverage
for a 40 year old male,	Policy2
with a Specified
Amount of $360,000,
of which $252,000 is
base coverage2
Partial Surrender	Upon a partial surrender	The lesser of $25 or 2.0% of the	$10
Processing Fee	of your Policy	partial surrender
Transfer Fee	Upon a transfer of	$25 for each transfer4	$25 for each transfer4
accumulation value
Policy Owner Additional	Upon each request for a	$25	$0
Illustration Charge	Policy illustration after
the first in a Policy year
_______________

1The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's first Policy year. The Maximum Charge is for a male, standard tobacco, age 60 at the Policy's date of issue, with a Specified Amount of $360,000, all of which is base coverage.

2The Policies have a Surrender Charge that applies for a maximum of the first 10 Policy years and for a maximum of the first 10 Policy years following an increase in the Policy's base coverage. The Surrender Charge attributable to an increase in the Policy's base coverage applies only to the increase in base coverage. The Surrender Charge will vary based on the insured person's sex, age, premium class, Policy year and base coverage. Surrender Charge attributable to an increase in the Policy's base coverage applies only to the increase in base coverage. See "Base coverage and supplemental coverage" on page 29. The Surrender Charges shown in the table may not be typical of the charges you will pay. Page 27 of your Policy will indicate the maximum guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus.

3The Minimum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's 10th Policy year. The Minimum Charge is for a female, juvenile, age 1 at the Policy's date of issue, with a Specified Amount of $360,000, of which $252,000 is base coverage and $108,000 is supplemental coverage.

4The first 12 transfers in a Policy year are free of charge.

12

The next tables describe the fees and expenses that you will pay during the time that you own the Policy, not including Fund fees and expenses.

Periodic Charges

(other than Fund fees and expenses)

Charge	When Charge is	Maximum Guaranteed	Current Charge
	Deducted	Charge

Flat Monthly Charge	Monthly, at the beginning	$6	$6
	of each Policy month
Cost of Insurance Charge1
Maximum Charge2	Monthly, at the beginning	$83.33 per $1,000 of net amount
	of each Policy month	at risk3 attributable to base
coverage; and
$83.33 per $1,000 of net amount
at risk attributable to
supplemental coverage
Minimum Charge4	Monthly, at the beginning	$0.06 per $1,000 of net amount

	of each Policy month	at risk attributable to base
coverage; and
$0.06 per $1,000 of net amount
at risk attributable to
supplemental coverage
Example Charge for the	Monthly, at the beginning	$0.25 per $1,000 of net amount

first Policy year - for a	of each Policy month	at risk attributable to base
40 year old male,		coverage; and
preferred non-tobacco,		$0.25 per $1,000 of net amount
with a Specified
Amount of $360,000,		at risk attributable to
of which $252,000 is		supplemental coverage
base coverage and
$108,000 is
supplemental coverage
_______________

$27.68 per $1,000 of net amount at risk attributable to base coverage; and

$27.68 per $1,000 of net amount at risk attributable to supplemental coverage

$0.04 per $1,000 of net amount at risk attributable to base coverage; and

$0.03 per $1,000 of net amount at risk attributable to supplemental coverage

$0.13 per $1,000 of net amount at risk attributable to base coverage; and

$0.07 per $1,000 of net amount at risk attributable to supplemental coverage

1The Cost of Insurance Charge will vary based on the insured person's sex, age, premium class, Policy year and base and supplemental coverage amounts. See "Base coverage and supplemental coverage" on page 29. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 24 of your Policy will indicate the maximum guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus. Also see "Illustrations" on page 26 of this prospectus.

2The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during the 12 months following the policy anniversary nearest the insured person's 99th birthday. The policy anniversary nearest the insured person's 100th birthday is the Policy's maximum maturity date. The Maximum Charge is for a male, standard tobacco, age 90 at the Policy's date of issue, with a Specified Amount of $99,999, all of which is base coverage.

3The net amount at risk is the difference between the current death benefit under your Policy and your accumulation value under the Policy.

4The Minimum Charge for both the maximum guaranteed charge and the current charge occurs in Policy year 1. The Minimum Charge is for a female, juvenile, age 16 at the Policy's date of issue, with a Specified Amount of $1,000,000, of which $100,000 is base coverage and $900,000 is supplemental coverage.

13

Periodic Charges

(other than Fund fees and expenses)

Charge	When Charge is Deducted	Maximum Guaranteed	Current Charge
Charge
Monthly Charge per $1,000
of base coverage1
Maximum Charge - for a	Monthly, at the beginning of	$1.25 per $1,000 of base	$1.25 per $1,000 of base
75 year old male, standard	each Policy month. This	coverage	coverage
tobacco, with a Specified	Charge is imposed during the
Amount of $360,000, of	first 7 Policy years and the first
which $360,000 is base	7 Policy years following an
coverage	increase in base coverage2
Minimum Charge - for a 1	Monthly, at the beginning of	$0.03 per $1,000 of base	$0.03 per $1,000 of base

year old female, juvenile,	each Policy month. This	coverage	coverage
with a Specified Amount	Charge is imposed during the
of $360,000, of which	first 7 Policy years and the first
$36,000 is base coverage	7 Policy years following an
and $324,000 is	increase in base coverage2
supplemental coverage
Example Charge - for a	Monthly, at the beginning of	$0.16 per $1,000 of base	$0.16 per $1,000 of base
40 year old male, standard	each Policy month. This	coverage	coverage
non-tobacco, with a	Charge is imposed during the
Specified Amount of	first 7 Policy years and the first
$360,000, of which	7 Policy years following an
$252,000 is base coverage	increase in base coverage2
and $108,000 is
supplemental coverage
Daily Charge (mortality and	Daily	annual effective rate of	annual effective rate of

expense risk fee)		0.70% of accumulation value	0.70% of accumulation
Policy years 1-103		invested in the variable	value invested in the
		investment options3	variable investment options3
Policy Loan Interest Charge	Annually (in advance on your	4.75% of the loan balance4	4.75% of the loan balance4
_______________	Policy anniversary)

1The Monthly Charge per $1,000 of base coverage is applied only against each $1,000 of base coverage, and not against the Policy's supplemental coverage. The Monthly Charge per $1,000 of base coverage will vary based on the amount of base coverage and the insured person's sex, age and premium class. See "Base coverage and supplemental coverage" on page 29. The Monthly Charge per $1,000 of base coverage shown in the table may not be typical of the charges you will pay. Page 3A of your Policy will indicate the initial Monthly Charge per $1,000 of base coverage applicable to your Policy. Your Policy refers to this charge as the "Monthly Expense Charge for First Seven Years." There is no additional charge for illustrations at the time you apply for a Policy which may show various amounts of base coverage and supplemental coverage. When you become a Policy owner, we reserve the right to charge a $25 fee for each illustration after the first in each Policy year.

2The charge assessed during the first 7 Policy years following an increase in base coverage is only upon the amount of the increase in base coverage.

3After the 10th Policy year, the daily charge will be as follows: Policy years 11-20...........annual effective rate of 0.45% Policy years 21+..............annual effective rate of 0.10%

These reductions in the amount of the daily charge are guaranteed.

4We assess loan interest at the beginning of each Policy year at a rate of 4.54%. The 4.54% rate is equivalent to interest assessed at the end of the Policy year at an annual effective rate of 4.75%. See "Policy loans" on page 43.

14

The next table describes the fees and expenses that you will pay if you choose an optional benefit rider during the time that you own the Policy.

Periodic Charges

(optional benefit riders only)

Optional Benefit Rider	When Charge is Deducted	Maximum Guaranteed	Current Charge
Charges		Charge

Accidental Death Benefit1
Maximum Charge - for a 65	Monthly, at the beginning	$0.15 per $1,000 of rider	$0.15 per $1,000 of rider

year old	of each Policy month	coverage	coverage
Minimum Charge - for a 29	Monthly, at the beginning	$0.07 per $1,000 of rider	$0.07 per $1,000 of rider

year old	of each Policy month	coverage	coverage
Example Charge - for a 40	Monthly, at the beginning	$0.09 per $1,000 of rider	$0.09 per $1,000 of rider
year old	of each Policy month	coverage	coverage
Children's Term Insurance	Monthly, at the beginning	$0.48 per $1,000 of rider	$0.48 per $1,000 of rider
Rider	of each Policy month	coverage	coverage
Maturity Extension	Monthly, at the beginning	$10	$0
Accumulation Value Version	of the Policy month which
follows your original
maturity date
Maturity Extension Death
Benefit Version
Initial Charge	Monthly beginning 9 years	$1 per $1,000 of net amount	$0.03 per $1,000 of net
	before your original	at risk attributable to the	amount at risk attributable to
	maturity date	Policy (without any riders)	the Policy (without any
riders)
Administrative Charge	Monthly, at the beginning	$10	$0
of the Policy month which
follows your original
maturity date
Spouse Term2
Maximum charge - for a 75	Monthly at the beginning of	$5.54 per $1,000 of rider	$4.61 per $1,000 of rider
year old male, standard	each Policy month	coverage	coverage
tobacco
Minimum charge - for a 15	Monthly at the beginning of	$0.07 per $1,000 of rider	$0.01 per $1,000 of rider
year old female, standard	each Policy month	coverage	coverage
non-tobacco
Example charge - for a 40	Monthly at the beginning of	$0.25 per $1,000 of rider	$0.15 per $1,000 of rider
year old male, standard	each Policy month	coverage	coverage
non-tobacco
_______________

1The charge for the Accidental Death Benefit Rider will vary based on the insured person's age.

2The charge for the Spouse Term Rider will vary based on the Spouse's sex, age and premium class.

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Periodic Charges

(optional benefit riders only)

Optional Benefit Rider	When Charge is Deducted	Maximum Guaranteed	Current Charge
Charges		Charge
Terminal Illness Rider
Interest on Benefit	At time benefit is paid and	Greater of (1) Moody's	5.25%
	each Policy anniversary	Bond Average or (2) cash
	thereafter	value interest rate plus 1%1
Administrative Fee	At time of claim	$250	$150
Waiver of Monthly
Deduction2
Maximum Charge - for a 59	Monthly, at the beginning	$0.40 per $1,000 of net	$0.40 per $1,000 of net
year old	of each Policy month	amount at risk attributable to	amount at risk attributable to
		the Policy	the Policy
Minimum Charge - for an	Monthly, at the beginning	$0.02 per $1,000 of net	$0.02 per $1,000 of net
18 year old	of each Policy month	amount at risk attributable to	amount at risk attributable to
		the Policy	the Policy
Example Charge - for a 40	Monthly, at the beginning	$0.03 per $1,000 of net	$0.03 per $1,000 of net
year old	of each Policy month	amount at risk attributable to	amount at risk attributable to
		the Policy	the Policy
_______________

1The guaranteed maximum interest rate will not exceed the greater of:

•the Moody's corporate Bond Yield Average-Monthly Average Corporates for the month of October preceding the calendar year for which the loan interest rate is determined; or

•the interest rate used to calculate cash values in the Fixed Account during the period for which the interest rate is determined, plus 1%.

2The charge for the Waiver of Monthly Deduction Rider will vary based on the insured person's age when we assess the charge.

The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2019. Current and future expenses for the Funds may be higher or lower than those shown.

Annual Fund Fees and Expenses

(expenses that are deducted from the Fund assets)

Charge	Maximum	Minimum
Total Annual Fund Operating Expenses for all of
the Funds (expenses that are deducted from
portfolio assets include management fees,
distribution (12b-1) fees, and other expenses)1	1.92%	0.26%

Details concerning each Fund's specific fees and expenses are contained in the Fund's prospectus.

____________________

1Currently 16 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 30, 2021. These contractual reimbursements or fee waivers do not change the maximum or minimum annual Fund fees and expenses reflected in the table.

16

GENERAL INFORMATION

American General Life Insurance Company

We are American General Life Insurance Company ("AGL" or the "Company"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

The commitments under the Policies are AGL's and AIG has no legal obligation to back those commitments.

AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.

AGL is regulated for the benefit of Policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to Policy owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

Separate Account VL-R

We hold the Fund shares in which any of your accumulation value is invested in the Separate Account. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law. Effective on the close of business November 29, 2019, Separate Account VUL, Separate Account VUL-2, and Separate Account II were consolidated with and into Separate Account VL-R.

For record keeping and financial reporting purposes, the Separate Account is divided into 160 separate "divisions," 56 of which correspond to the 56 variable "investment options" available under the Policy. The remaining 104 divisions, and all of these 56 divisions, represent investment options available under other variable universal life policies we offer. 13 of these 56 divisions are not available to all Policy owners. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of the Separate Account's other assets.

The assets in the Separate Account are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners.

17

Guarantee of Insurance Obligations

Insurance obligations under all Policies with a date of issue prior to December 29, 2006 at 4:00 p.m. Eastern time are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), an affiliate of AGL. Insurance obligations include, without limitation, Policy values invested in the Fixed Account, death benefits and Policy features that provide return of premium or protection against Policy lapse. The Guarantee does not guarantee Policy value or the investment performance of the variable investment options available under the Policies. The Guarantee provides that Policy owners can enforce the Guarantee directly.

As of December 29, 2006, at 4:00 p.m. Eastern time (the "Point of Termination"), the Guarantee was terminated for prospectively issued Policies. The Guarantee will not cover any Policies with a date of issue later than the Point of Termination. The Guarantee will continue to cover Policies with a date of issue earlier than the Point of Termination until all insurance obligations under such Policies are satisfied in full.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, 18th Floor, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of American International Group, Inc.

Additional Information

We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page to this prospectus describes how you can obtain a copy of the SAI.

Communication with AGL

When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

Administrative Center. The Administrative Center provides service to all Policy owners. See "Contact Information" on page 5 of this prospectus. For applicants, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. You should mail premium payments and loan repayments (or use express delivery, if you wish) directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown under "Contact Information" on page 5. You should communicate notice of the insured person's death, including any related documentation, to our Administrative Center address.

eDelivery, eService, telephone transactions and written transactions. There are several different ways to request and receive Policy services.

eDelivery. Instead of receiving paper copies by mail of certain documents we are required to provide to you, including annual Policy and Fund prospectuses, you may select eDelivery. eDelivery

18

allows you to receive notification by E-mail when new or updated documents are available that pertain to your Policy. You may then follow the link contained within the E-mail to view these documents on-line. You may find electronically received documents easier to review and retain than paper documents. To enroll for eDelivery, you can complete certain information at the time of your Policy application (with one required extra signature). If you prefer, you can go to www.aig.com/eservice and at the same time you enroll for eService, enroll for eDelivery. You do not have to enroll for eService to enroll for eDelivery unless you enroll on-line. You may select or cancel eDelivery at any time. There is no charge for eDelivery.

eService. You may enroll for eService to have access to on-line services for your Policy. These services include transferring values among investment options and changing allocations for future premiums. You can also view Policy statements. If you have elected eService, you may choose to handle certain Policy requests by eService, in writing or by telephone. We expect to expand the list of available eService transactions in the future. To enroll for eService, go to www.aig.com/eservice, click the eService login link, and complete the on line enrollment pages. You may select or cancel the use of eService at any time. There is no charge for eService.

eService transactions, telephone transactions and written transactions. Certain transaction requests currently must be made in writing. You must make the following requests in writing (unless you are permitted to make the requests by eService or by telephone. See "Telephone transactions" on page 20).

•transfer of accumulation value;*

•change of allocation percentages for premium payments;*

•change of allocation percentages for Policy deductions;*

•telephone transaction privileges;*

•loan;*

•full surrender;

•partial surrender;*

•premium payments;**

•change of beneficiary or contingent beneficiary;

•loan repayments or loan interest payments;**

•change of death benefit option or manner of death benefit payment;

•change in specified amount;

•addition or cancellation of, or other action with respect to any benefit riders;

•election of a payment option for Policy proceeds; and

•tax withholding elections.

________________

*These transactions are permitted by eService, by telephone or in writing.

**These transactions are permitted by eService or in writing.

We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center, shown under "Contact Information" on page 5, or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

One-time premium payments using eService. You may use eService to schedule one-time premium payments for your Policy. The earliest scheduled payment date available is the next business

19

day. For the purposes of eService one-time premium payments only, a business day is a day the United States Federal Reserve System ("Federal Reserve") is open. If payment scheduling is completed after 4:00 p.m. Eastern time, then the earliest scheduled payment date available is the second business day after the date the payment scheduling is completed.

Generally, your payment will be applied to your Policy on the scheduled payment date, and it will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the scheduled payment date. See "Effective Date of Policy and Related Transactions" on

page 38.

Premium payments may not be scheduled for Federal Reserve holidays, even if the New York Stock Exchange ("NYSE") is open. If the NYSE is closed on your scheduled payment date, your payment will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the first day the NYSE is open following your scheduled payment date.

Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will promptly mail a written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone request. Also, if due to malfunction or other circumstances your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-340-2765.

General. It is your responsibility to carefully review all documents you receive from us and immediately notify the Administrative Center of any potential inaccuracies. We will follow up on all inquiries. Depending on the facts and circumstances, we may retroactively adjust your Policy, provided you notify us of your concern within 30 days of receiving the transaction confirmation, statement or other document. Any other adjustments we deem warranted are made as of the time we receive notice of the potential error. If you fail to notify the Administrative Center of any potential mistakes or inaccuracies within 30 days of receiving any document, we will deem you to have ratified the transaction.

Variable Investment Options

We divided the Separate Account into variable investment options, each of which invests in shares of a corresponding Fund. We have listed the investment options in the following two tables. The name of each Fund or a footnote for the Fund describes its type (for example, money market fund, growth fund, equity fund, etc.). The text of the footnotes follows the tables. Fund sub-advisers are shown in parentheses.

All Policy owners may invest premium payments in variable investment options investing in the Funds listed in the first table. The second table lists investment options that are available to some Policy owners with a Policy issue date prior to May 1, 2006.

The investment options listed in the following table are available to all Policy owners: 20

Variable Investment Options	Investment Adviser (sub-adviser, if applicable)
Alger Capital Appreciation Portfolio - Class I-2 Shares	Fred Alger Management, LLC
Alger Mid Cap Growth Portfolio - Class I-2 Shares	Fred Alger Management, LLC
American Century® VP Value Fund	American Century Investment Management, Inc.
Fidelity® VIP Asset ManagerSM Portfolio - Service Class 21	Fidelity Management & Research Company (FMR)
(FMR Co., Inc.)
(Fidelity Investments Money Management, Inc.)
(Other affiliates of FMR)
Fidelity® VIP ContrafundSM Portfolio - Service Class 22	Fidelity Management & Research Company (FMR)
(FMR Co., Inc.)
(Other affiliates of FMR)
Fidelity® VIP Equity-Income PortfolioSM - Service Class 2	Fidelity Management & Research Company (FMR)
(FMR Co., Inc.)
(Other affiliates of FMR)
Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 23	Fidelity Management & Research Company (FMR)
(FMR Co., Inc.)
(Other affiliates of FMR)
Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 24	Fidelity Management & Research Company (FMR)
(FMR Co., Inc.)
(Other affiliates of FMR)
Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 25	Fidelity Management & Research Company (FMR)
(FMR Co., Inc.)
(Other affiliates of FMR)
Fidelity® VIP Growth Portfolio - Service Class 2	Fidelity Management & Research Company (FMR)
(FMR Co., Inc.)
(Other affiliates of FMR)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	Fidelity Management & Research Company (FMR)
(FMR Co., Inc.)
(Other affiliates of FMR)
Franklin Templeton - Franklin Mutual Shares VIP Fund –	Franklin Mutual Advisers, LLC
Class 26
Franklin Templeton - Franklin Small Cap Value VIP Fund –	Franklin Mutual Advisers, LLC
Class 27
Franklin Templeton - Franklin U.S. Government Securities	Franklin Advisers, Inc.
VIP Fund – Class 2
Franklin Templeton - Templeton Foreign VIP Fund – Class 28	Templeton Investment Counsel, LLC

Invesco Oppenheimer V.I. Conservative Balanced Fund -	Invesco Advisers, Inc.
Series I Shares9
Invesco Oppenheimer V.I. Global Fund - Series I Shares	Invesco Advisers, Inc.
Invesco V.I. Growth and Income Fund – Series I Shares	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I Shares	Invesco Advisers, Inc.
Janus Henderson Enterprise Portfolio - Service Shares10	Janus Capital Management LLC
Janus Henderson Overseas Portfolio - Service Shares11	Janus Capital Management LLC
JPMorgan IT Small Cap Core Portfolio - Class 1 Shares	J.P. Morgan Investment Management Inc.
MFS® VIT New Discovery Series - Initial Class12	Massachusetts Financial Services Company
MFS® VIT Research Series - Initial Class13	Massachusetts Financial Services Company
Neuberger Berman AMT Mid Cap Growth Portfolio – Class I	Neuberger Berman Investment Advisers LLC
PIMCO CommodityRealReturn® Strategy Portfolio -	Pacific Investment Management Company LLC
Administrative Class14
PIMCO Real Return Portfolio - Administrative Class15	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio - Administrative Class	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio - Administrative Class	Pacific Investment Management Company LLC
Pioneer Mid Cap Value VCT Portfolio – Class I Shares	Amundi Pioneer Asset Management, Inc.

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Variable Investment Options	Investment Adviser (sub-adviser, if applicable)
Putnam VT Diversified Income Fund – Class IB16	Putnam Investment Management, LLC
(Putnam Investments Limited)
Though the investment advisor has retained the services of
Putnam Investments Limited (PIL), PIL does not currently
manage any assets of the fund.
Putnam VT International Value Fund – Class IB17	Putnam Investment Management, LLC
(The Putnam Advisory Company, LLC)
(Putnam Investments Limited)
Though the investment advisor has retained the services of
both Putnam Investments Limited (PIL) and The Putnam
Advisory Company, LLC (PAC), PIL and PAC do not
currently manage any assets of the fund.
SunAmerica ST SA JPMorgan Diversified Balanced Portfolio	SunAmerica Asset Management, LLC*
- Class 1 Shares18	(J.P. Morgan Investment Management Inc.)
SunAmerica ST SA WellsCap Aggressive Growth Portfolio –	SunAmerica Asset Management, LLC* (Wells Capital
Class 1 Shares	Management Incorporated)
VALIC Co. I Government Money Market I Fund	VALIC** (SunAmerica Asset Management, LLC*)
VALIC Co. I International Equities Index Fund19	VALIC** (SunAmerica Asset Management, LLC*)
VALIC Co. I Mid Cap Index Fund	VALIC** (SunAmerica Asset Management, LLC*)
VALIC Co. I Nasdaq-100® Index Fund20	VALIC** (SunAmerica Asset Management, LLC*)
VALIC Co. I Science & Technology Fund21	VALIC**
(Allianz Global Investors U.S. LLC)
(T. Rowe Price Associates, Inc.)
(Wellington Management Company LLP)
VALIC Co. I Small Cap Index Fund22	VALIC** (SunAmerica Asset Management, LLC*)
VALIC Co. I Stock Index Fund23	VALIC** (SunAmerica Asset Management, LLC*)
Vanguard®*** VIF High Yield Bond Portfolio	Wellington Management Company LLP
Vanguard®*** VIF Real Estate Index Portfolio	The Vanguard Group, Inc.
_____________________________

1The Fund type for Fidelity® VIP Asset Manager SM Portfolio - Service Class 2 is high total return.

2The Fund type for Fidelity® VIP ContrafundSM Portfolio - Service Class 2 is long-term capital appreciation.

3The Fund type for Fidelity® VIP Freedom 2020 PortfolioSM - Service Class 2 is high total return.

4The Fund type for Fidelity® VIP Freedom 2025 PortfolioSM - Service Class 2 is high total return.

5The Fund type for Fidelity® VIP Freedom 2030 PortfolioSM - Service Class 2 is high total return.

6The Fund type for Franklin Templeton - Franklin Mutual Shares VIP Fund – Class 2 is capital appreciation with income as a secondary goal.

7The Fund type for Franklin Templeton - Franklin Small Cap Value VIP Fund – Class 2 is long-term total return.

8The Fund type for Franklin Templeton - Templeton Foreign VIP Fund – Class 2 is long-term capital growth.

9The Fund type for Invesco Oppenheimer V.I. Conservative Balanced Fund/VA - Non-Service Shares is total return.

10The Fund type for Janus Henderson Enterprise Portfolio - Service Shares is long-term growth of capital.

11The Fund type for Janus Henderson Overseas Portfolio - Service Shares is long-term growth of capital.

12The Fund type for MFS® VIT New Discovery Series - Initial Class is capital appreciation.

13The Fund type for MFS® VIT Research Series - Initial Class is capital appreciation.

14The Fund type for PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class is maximum real return.

15The Fund type for PIMCO Real Return Portfolio - Administrative Class is maximum real return.

16The Fund type for Putnam VT Diversified Income Fund – Class IB is as high a level of current income as Putnam Investment Management, LLC believes is consistent with preservation of capital.

17The Fund type for Putnam VT International Value Fund – Class IB is capital growth. Current income is a secondary objective.

18The Fund type for SunAmerica ST SA JPMorgan Diversified Balanced Portfolio – Class 1 Shares is total return.

19The Fund type for VALIC Co. I International Equities Fund is long-term growth of capital through investments primarily in a diversified portfolio of equity and equity-related securities of foreign issuers.

20The Fund type for VALIC Co. I Nasdaq-100® Index Fund is long-term capital growth through investments in the stocks that are included in the Nasdaq-100® Index.

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21The Fund type for VALIC Co. I Science & Technology Fund is long-term capital appreciation. This Fund is a sector fund.

22The Fund type for VALIC Co. I Small Cap Index Fund is growth of capital through investment primarily in a diversified portfolio of common stocks that, as a group, the sub-adviser believes may provide investment results closely corresponding to the performance of the Russell 2000® Index.

23The Fund type for VALIC Co. I Stock Index Fund is long-term capital growth through investment in common stocks that, as a group, are expected to provide investment results closely corresponding to the performance of the S&P 500® Index.

*SunAmerica Asset Management, LLC is an affiliate of AGL.

**"VALIC" means The Variable Annuity Life Insurance Company.

***"Vanguard" is a trademark of The Vanguard Group, Inc.

The investment options listed in the following table are available only to certain Policy owners. The notes that follow the table explain the restrictions on availability.

Variable Investment Options	Investment Adviser (sub-adviser, if applicable)
BNY Mellon Investment Portfolios, MidCap Stock Portfolio -	BNY Mellon Investment Adviser, Inc.
Initial Shares**
BNY Mellon Variable Investment Fund, Opportunistic Small Cap	BNY Mellon Investment Adviser, Inc.
Portfolio - Initial Shares**
Goldman Sachs VIT Strategic Growth Fund1 ***	Goldman Sachs Asset Management, L.P.
Invesco V.I. Core Equity Fund – Series I Shares**	Invesco Advisers, Inc.
Invesco V.I. High Yield Fund – Series I Shares**	Invesco Advisers, Inc. (Invesco Canada Ltd.)
Janus Henderson Global Research Portfolio - Service Shares2 **	Janus Capital Management LLC
JPMorgan IT Mid Cap Value Portfolio - Class 1 Shares***	J.P. Morgan Investment Management Inc.
MFS® VIT II Core Equity Portfolio - Initial Class3 **	Massachusetts Financial Services Company
MFS® VIT Growth Series - Initial Class**	Massachusetts Financial Services Company
Morgan Stanley Variable Insurance Fund, Inc. Growth Portfolio –	Morgan Stanley Investment Management Inc.
Class I Shares**
Pioneer Fund VCT Portfolio – Class I Shares4 *	Amundi Pioneer Asset Management, Inc.
Pioneer Select Mid Cap Growth VCT Portfolio – Class I Shares*	Amundi Pioneer Asset Management, Inc.
Putnam VT Equity Income Fund – Class IB**	Putnam Investment Management, LLC
(Putnam Investments Limited)
Though the investment advisor has retained the
services of Putnam Investments Limited (PIL), PIL
does not currently manage any assets of the fund.

1The Fund type for Goldman Sachs VIT Strategic Growth Fund is long-term growth of capital.

2The Fund type for Janus Henderson Global Research Portfolio - Service Shares is long-term growth of capital.

3The Fund type for MFS® VIT II Core Equity Portfolio - Initial Class is capital appreciation.

4The Fund type for Pioneer Fund VCT Portfolio - Class I Shares is reasonable income and capital growth.

*Any Policy owner whose accumulation value as of December 10, 2004 was invested in whole or in part in the investment option funded by this Portfolio may continue to use the investment option for any purpose allowed under the Policy.

**This investment option is available only to Policy owners whose Policies were effective before May 1, 2006. If a Policy's date of issue is before May 1, 2006 only because we assigned an earlier date than otherwise would apply to preserve a younger age at issue for the insured person, the Policy owner will not be able to invest in this investment option. See "Date of issue; Policy months and years" on page 38.

***Policy owners with accumulation value in this investment option may transfer any or all of the value from the investment option. This investment option is not available for any other purpose. This investment option is not offered for new Policies.

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From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan. A Fund's prospectus may be supplemented by the Fund's Investment Adviser. Please check the Platinum Investor III webpage at www.aig.com/individual/insurance/life/variable- universal-life/platinum-investor-3 to view the Fund prospectuses and their supplements, or contact us at our Administrative Center to request copies of Fund prospectuses and their supplements.

We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.05% to 0.25% of the daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO") under which we receive fees of up to 0.15% of the daily market value of the assets invested in the underlying Fund, paid directly by PIMCO for services we perform.

We also receive what are referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

From time to time some of these arrangements, except for 12b-1 arrangements, may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses we incur are greater than we anticipated. If the expenses we incur are less than we anticipated, we may make a profit from some of these arrangements. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 48.

Voting Privileges

We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Separate Account. Even if Policy owners participating in that Fund choose not to provide voting instructions, we will vote the Fund's shares in the same proportions as the voting instructions which we actually receive. As a result, the instructions of a small number of Policy owners could determine the outcome of matters subject to shareholder vote.

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If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

Fixed Account

We invest any accumulation value you have allocated to the Fixed Account as part of our general account assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an annual effective rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 51. The "daily charge" described on page 48 and the fees and expenses of the Funds discussed on page 16 do not apply to the Fixed Account.

You may transfer accumulation value into the Fixed Account at any time. However, there are restrictions on the amount you may transfer out of the Fixed Account in a Policy year. Please see "Transfers of existing accumulation value" on page 33.

Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's Fixed Account. Unlike the Separate Account, the assets in the general account may be used to pay any liabilities of AGL in addition to those arising from the Policies. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an annual effective rate of at least 4%.

Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our Fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

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Illustrations

We may provide you with illustrations for your Policy's death benefit, accumulation value, and cash surrender value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your accumulation value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed insured person's age and premium class and (2) your selection of a death benefit option, specified amount, planned periodic premiums, riders, and proposed investment options.

After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a maximum fee of $25 for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year. We do not currently charge for additional personalized illustrations.

POLICY FEATURES

Keep in mind as you review the following Policy features that we no longer sell Platinum Investor III Policies.

Age

Generally, our use of age in your Policy and this prospectus refers to a person who is between six months younger and six months older than the stated age. Sometimes we refer to this as the "age nearest birthday."

Death Benefits

Your specified amount of insurance. In your application to buy a Platinum Investor III Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance. The specified amount consists of what we refer to as "base coverage" plus any "supplemental coverage" you select. Base coverage must be at least 10% of the specified amount. We pay a different level of compensation based on the amounts of base and supplemental coverages you select. See "Base coverage and supplemental coverage" on page 29.

We also guarantee a death benefit for a specified period provided you have paid the required monthly guarantee premiums. The guaranteed death benefit is equal to the specified amount (less any indebtedness) and any benefit riders. We refer to this guarantee in both your Policy and this prospectus as the "guarantee period benefit." We provide more information about the specified amount and the guarantee period benefit under "Monthly guarantee premiums," beginning on page 31. You should read these other discussions carefully because they contain important information about how the choices you make can affect your benefits and the amount of premiums and charges you may have to pay.

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Investment performance affects the amount of your Policy's accumulation value. We deduct all charges from your accumulation value. The amount of the monthly charges may differ from month to month. However, as long as all applicable charges are paid timely each month, the specified amount of insurance payable under your Policy is unaffected by investment performance. (See "Monthly insurance charge" on page 49.)

Your death benefit. You must choose one of three death benefit options under your Policy at the time it is issued. Owners whose Policies were issued before June 1, 2002 could choose only death benefit Option 1 or death benefit Option 2.

You can choose Option 1 or Option 2 at the time of your application or at any later time before the death of the insured person. You can choose death benefit Option 3 only at the time of your application. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the option you choose, the death benefit we will pay is

•Option 1—The specified amount on the date of the insured person's death.

•Option 2—The sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

•Option 3—The sum of (a) the death benefit we would pay under Option 1 and (b) the cumulative amount of premiums you paid for the Policy and any riders. The death benefit payable will be reduced by any amounts waived under the Waiver of Monthly Deduction Rider and any partial surrenders. Additional premiums you pay for the Policy and any riders following a partial surrender are not considered part of the "cumulative amount of premiums you paid" until the total value of the premiums paid is equivalent to or greater than the amount surrendered.

See "Partial surrender" on page 42 for more information about the effect of partial surrenders on the amount of the death benefit.

Under either Option 2 or Option 3, your death benefit will be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value for the same amount of premium will be higher under Option 1 than under either Option 2 or Option 3.

Any premiums we receive after the insured person's death will be returned and not included in your accumulation value.

Required minimum death benefit. We may be required under federal tax law to pay a larger death benefit than what would be paid under your chosen death benefit option. We refer to this larger benefit as the "required minimum death benefit" as explained below.

Federal tax law requires a minimum death benefit (the required minimum death benefit) in relation to the accumulation value for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current federal tax law can be used: the "guideline premium test" or the "cash value accumulation test." You must elect one of these tests when you apply for a Policy. After we issue your Policy, the choice may not be changed.

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If you choose the guideline premium test, total premium payments paid in a Policy year may not exceed the guideline premium payment limitations for life insurance set forth under federal tax law. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a Policy year, as long as the death benefit is large enough compared to the accumulation value to meet the test requirements.

The other major difference between the two tax tests involves the Policy's required minimum death benefit. The required minimum death benefit is calculated as shown in the tables that follow.

If you selected death benefit Option 1, Option 2 or Option 3 at any time when the required minimum death benefit is more than the death benefit payable under the option you selected, the death benefit payable would be the required minimum death benefit.

Under federal tax law rules, if you selected either death benefit Option 1 or Option 3 and elected the cash value accumulation test, rather than the guideline premium test, the payment of additional premiums may cause your accumulation value to increase the required minimum death benefit. Therefore, choosing the cash value accumulation test may make it more likely that the required minimum death benefit will apply if you select death benefit Option 1 or Option 3.

If you anticipate that your Policy may have a substantial accumulation value in relation to its death benefit, you should be aware that the cash value accumulation test may cause your Policy's death benefit to be higher than if you had chosen the guideline premium test. To the extent that the cash value accumulation test does result in a higher death benefit, the cost of insurance charges deducted from your Policy will also tend to be higher. This compensates us for the additional risk that we might have to pay the higher required minimum death benefit.

If you have selected the cash value accumulation test, we calculate the required minimum death benefit by multiplying your Policy's accumulation value by a required minimum death benefit percentage that will be shown on page 29 in your Policy. The required minimum death benefit percentage varies based on the age and sex of the insured person. Below is an example of applicable required minimum death benefit percentages for the cash value accumulation test. The percentages shown are for a male, non-tobacco, ages 40 to 99.

APPLICABLE PERCENTAGES UNDER

CASH VALUE ACCUMULATION TEST

Insured
Person's	40	45	50	55	60	65	70	75	99
Attained Age
%	344%	293%	252%	218%	191%	169%	152%	140%	104%

If you have selected the guideline premium test, we calculate the required minimum death benefit by multiplying your Policy's accumulation value by an applicable required minimum death benefit percentage. The applicable required minimum death benefit percentage is 250% when the insured person's age is 40 or less, and decreases each year thereafter to 100% when the insured person's age is 95 or older. The applicable required minimum death benefit percentages under the guideline premium test for certain ages between 40 and 95 are set forth in the following table.

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APPLICABLE PERCENTAGES UNDER

GUIDELINE PREMIUM TEST

Insured
Person's	40	45	50	55	60	65	70	75	95+
Attained Age
%	250%	215%	185%	150%	130%	120%	115%	105%	100%

Your Policy calls the multipliers used for each test the "Death Benefit Corridor Rate."

Base coverage and supplemental coverage. When you apply for a Policy, the amount of insurance you select is called the "specified amount." The specified amount may be made up of two types of coverage: base coverage, which will always be present, and supplemental coverage, which may also be included. The total of the two coverages cannot be less than the minimum of $50,000 and at least 10% of the total must be base coverage when you purchase the Policy.

Generally, if we assess less than the maximum guaranteed charges under your Policy and if you choose supplemental coverage instead of base coverage, then in the early Policy years you will reduce your total charges and increase your accumulation value and cash surrender value. The more supplemental coverage you elect, the greater will be the amount of the reduction in charges and increase in accumulation value.

You should have an understanding of the significant differences between base coverage and supplemental coverage before you complete your application. Here are the features about supplemental coverage that differ from base coverage:

•In general, the larger percentage of supplemental coverage you choose when your Policy is issued, the shorter the time the guarantee period benefit will be in force;

•We pay a higher level of compensation for the sale of base coverage than for supplemental coverage either when you purchase your Policy or when you pay additional premiums at any time through the tenth Policy year (we do not provide compensation for premiums we receive after the tenth Policy year);

•Supplemental coverage has no surrender charges;

•The cost of insurance rate for supplemental coverage is always equal to or less than the cost of insurance rate for an equivalent amount of base coverage; and

•We do not collect the monthly charge for each $1,000 of specified amount that is attributable to supplemental coverage.

You can change the percentage of base coverage when you increase the specified amount, but at least 10% of the total specified amount after the increase must remain as base coverage. There is no charge when you change the percentages of base and supplemental coverages. However, if you increase your Policy's base coverage, we will impose a new surrender charge only upon the amount of the increase in base coverage. The new surrender charge applies for the first 10 Policy years following the increase. The percentage that your base and supplemental coverages represent of your specified amount will not change whenever you decrease the specified amount. A partial surrender will reduce the specified amount. In this case, we will deduct any surrender charge that applies to the decrease in base coverage, but not to the decrease in supplemental coverage since supplemental coverage has no surrender charge.

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You should use the mix of base and supplemental coverage to emphasize your own objectives. For instance, our guarantee of a minimum death benefit (through the guarantee period benefit) may be essential to your planning. If this is the case, you may wish to maximize the percentage amount of base coverage you purchase. Policy owner objectives differ. Therefore, before deciding how much, if any, supplemental coverage you should have, you should discuss with your AGL representative what you believe to be your own objectives. Your representative can provide you with further information and Policy illustrations showing how your selection of base and supplemental coverages can affect your Policy values under different assumptions.

Premium Payments

Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your free look period, as discussed on page 32, will be allocated upon receipt to the available investment options you have chosen.

Premium payments and transaction requests in good order. We will accept the Policy owner's instructions to allocate premium payments to investment options, to make redemptions (including loans) or to transfer values among the Policy owner's investment options, contingent upon the Policy owner's providing us with instructions in good order. This means that the Policy owner's request must be accompanied by sufficient detail to enable us to allocate, redeem or transfer assets properly.

When we receive a premium payment or transaction request in good order, it will be treated as described under "Effective date of other premium payments and requests that you make" on page 39 of this prospectus. If we receive an instruction that is not in good order, the requested action will not be completed, and any premium payments that cannot be allocated will be held in a non-interest bearing account until we receive all necessary information.

We will attempt to obtain Policy owner guidance on requests not received in good order for up to five business days following receipt. For instance, one of our representatives may telephone the Policy owner to determine the intent of a request. If a Policy owner's request is still not in good order after five business days, we will cancel the request, and return any unallocated premiums to the Policy owner along with the date the request was canceled.

Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "Federal Tax Considerations" beginning on page 53. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with satisfactory evidence that our requirements for issuing insurance are still met. This increase in death benefit is on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 36.)

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Checks. You may pay premium by checks drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on page 5 of this prospectus. We also accept premium payments by bank draft, wire or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown under "Contact Information" on page 5.

Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill monthly, quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure that your Policy's cash surrender value stays above zero or that the guarantee period benefit (described under "Monthly guarantee premiums" on page 31) remains in effect ("Cash surrender value" is explained under "Full surrenders" on page 7.) The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero as a result of the deductions we periodically make from your accumulation value.

Monthly guarantee premiums. Page 3 of your Policy will specify a "Monthly Guarantee Premium." If you pay these guarantee premiums, we will provide at least an Option 1 death benefit, even if your policy's cash surrender value has declined to zero.

We call this our "guarantee period benefit" and here are its terms and conditions:

•On the first day of each Policy month that you are covered by the guarantee period benefit, we determine if the cash surrender value (we use your accumulation value less loans during your first five Policy years) is sufficient to pay the monthly deduction. (Policy months are measured from the "Date of Issue" that will also be shown on page 3 of your Policy.)

•If the cash surrender value is insufficient, we determine if the cumulative amount of premiums paid under the Policy, less any partial surrenders and Policy loans, is at least equal to the sum of the monthly guarantee premiums starting with the date of issue, including the current Policy month.

•If the monthly guarantee premium requirement is met, the Policy will not lapse. See "Policy Lapse and Reinstatement" on page 53.

•We continue to measure your cash surrender value and the sum of monthly guarantee premiums for the length of time you are covered by the guarantee period benefit.

The cost of providing the guarantee period benefit is, in part, dependent on the level of the monthly guarantee premium and the duration of the guarantee period. The more supplemental coverage you choose, the lower are your overall Policy charges. Although overall Policy charges are lower, more supplemental coverage will result in a higher monthly guarantee premium and a shorter guarantee period.

The length of time you are covered by the guarantee period benefit varies on account of two things (except in New Jersey, as described in the last paragraph of this section):

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•the insured person's age at the Policy's date of issue; and

•the amounts of base coverage and supplemental coverage you have chosen.

The maximum duration for the guarantee period – 10 years – happens in the event you have chosen 100% base coverage and the insured person is no older than age 50 at the Policy's date of issue. We reduce the maximum time for the guarantee period by one year for each year the insured person is older than age 50 at the date of issue. The reductions stop after the insured person is age 55 or older at the date of issue. This means, for instance, that you will have a guarantee period of 5 years if you choose 100% base coverage and the insured person is age 55 at the Policy's date of issue.

The least amount of time for the guarantee period to be in effect – 3 years – happens in the event you have chosen the maximum permitted 90% of supplemental coverage and the insured person is older than age 50 at the date of issue.

Whenever you increase or decrease your specified amount, change death benefit options or add or delete a benefit rider, we calculate a new monthly guarantee premium. The amount you must pay to keep the guarantee period benefit in force will increase or decrease. We can calculate your new monthly guarantee premium as a result of a Policy change before you make the change. Please contact either your AGL representative or the Administrative Center shown under "Contact Information" on page 5 for this purpose.

•For increases in the specified amount, the new monthly guarantee premium is calculated based on the insured's underwriting characteristics at the time of the increase and the amount of the increase.

•For decreases in the specified amount, the monthly guarantee premium is adjusted on a pro-rata basis. For instance, if the specified amount is reduced by one-half, the monthly guarantee premium is reduced by one-half.

•For the addition of a benefit rider, the monthly guarantee premium is increased by the amount of the monthly deduction for the rider.

•For the deletion of a benefit rider, the monthly guarantee premium will be decreased by the amount of the monthly deduction for the rider.

We provide the guarantee period benefit for 5 years for all Policies issued in the State of

New Jersey. The period of coverage for New Jersey Policies is unaffected by the insured person's age at the Policy's date of issue or your choice of base coverage and supplemental coverage.

Free look period. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted. To exercise your right to return your Policy, you must mail it directly to the Administrative Center address shown under "Contract Information" on page 5 or return it to the AGL representative through whom you purchased the Policy within 10 days after you receive it. In a few states, this period may be longer. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. Any

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additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.

Changing Your Investment Option Allocations

Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

Transfers of existing accumulation value. You may transfer your existing accumulation value from one investment option to another, subject to the restrictions below and other restrictions described in this prospectus (see "Market timing" on page 34, "Restrictions initiated by the Funds and information sharing obligations" on page 35 and "Additional Rights That We Have" on page 47).

•Charges. The first 12 transfers in a Policy year are free of charge. We consider your instruction to transfer from or to more than one investment option at a time to be one transfer. We will charge $25 for each additional transfer.

•Restrictions on transfers from variable investment options. You may make transfers from the variable investment options at any time. There is no maximum limit on the amount you may transfer. The minimum amount you may transfer from a variable investment option is $500, unless you are transferring the entire amount you have in the option.

•Restrictions on transfers from the Fixed Account. You may make transfers from the Fixed Account only during the 60-day period following each Policy anniversary (including the 60-day period following the date we apply your initial premium to your Policy).

The maximum total amount you may transfer from the Fixed Account each year is limited to the greater of "a" or "b" below:

a.25% of the unloaned accumulation value you have in the Fixed Account as of the Policy anniversary (for the first Policy year, the amount of your initial premium you allocated to the Fixed Account); or

b.the total amount you transferred or surrendered from the Fixed Account during the previous Policy year.

The minimum amount you may transfer from the Fixed Account is $500, unless you are transferring the entire amount you have in the Fixed Account.

Dollar cost averaging. Dollar cost averaging is an investment strategy designed to reduce the risks that result from market fluctuations. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to reduce the risk of investing most of your funds at a time when prices are high. The success of this strategy depends on market trends and is not guaranteed. You should carefully consider your financial ability to continue the program over a long enough period of time to allocate accumulation value to the variable investment options when their value is low as well as when it is high.

Under dollar cost averaging, we automatically make transfers of your accumulation value from the variable investment option of your choice to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29th, 30th

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or 31st of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. (The term "valuation period" is described on page 38.) You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the investment option from which you are making transfers becomes exhausted. You may maintain only one dollar cost averaging instruction with us at a time. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. Dollar cost averaging transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current premium allocation designation. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing. Rebalancing ends upon your request. You may maintain only one automatic rebalancing instruction with us at a time. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

Market timing. The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

•dilution in the value of Fund shares underlying investment options of other Policy owners;

•interference with the efficient management of the Fund's portfolio; and

•increased administrative costs.

We have policies and procedures affecting your ability to make transfers within your Policy. A transfer can be your allocation of all or a portion of a new premium payment to an investment option. You can also transfer your accumulation value in one investment option (all or a portion of the value) to another investment option.

We are required to monitor the Policies to determine if a Policy owner requests:

•a transfer out of a variable investment option within two calendar weeks of an earlier transfer into that same variable investment option; or

•a transfer into a variable investment option within two calendar weeks of an earlier transfer out of that same variable investment option; or

•a transfer out of a variable investment option followed by a transfer into that same variable investment option, more than twice in any one calendar quarter; or

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•a transfer into a variable investment option followed by a transfer out of that same variable investment option, more than twice in any one calendar quarter.

If any of the above transactions occurs, we will suspend such Policy owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Policy owner's first violation of this policy will result in the suspension of Policy transfer privileges for ninety days. A Policy owner's subsequent violation of this policy will result in the suspension of Policy transfer privileges for six months.

In most cases, transfers into and out of the money market investment option are not considered market timing; however, we examine all of the above transactions without regard to any transfer into or out of the money market investment option. We treat such transactions as if they are transfers directly into and out of the same variable investment option. For instance:

(1)if a Policy owner requests a transfer out of any variable investment option into the money market investment option, and

(2)the same Policy owner, within two calendar weeks requests a transfer out of the money market investment option back into that same variable investment option, then

(3)the second transaction above is considered market timing.

Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

The procedures above will be followed in all circumstances, and we will treat all Policy owners the same.

In addition, Policy owners incur a $25 charge for each transfer in excess of 12 each Policy year.

Restrictions initiated by the Funds and information sharing obligations. The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Policy owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Policy owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Policy is unaffected by the Fund's policies and procedures.

Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

In order to prevent market timing, the Funds have the right to request information regarding Policy owner transaction activity. If a Fund requests, we will provide mutually agreed upon information regarding Policy owner transactions in the Fund.

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Changing the Specified Amount of Insurance

Increase in coverage. At any time while the insured person is living, you may request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the age, sex and premium class of the insured person at the time of the increase. Also, a new amount of surrender charge

•applies to any amount of the increase that you request as base (rather than supplemental) coverage;

•applies as if we were instead issuing the same amount of base coverage as a new Platinum Investor III Policy; and

•applies to the amount of the increase for the 10 Policy years following the increase.

Whenever you decide to increase your specified amount, you will be subject to a new monthly charge per $1,000 of base coverage. The additional charge will be applied to the increase in your base coverage portion of the increase in the specified amount for the first 7 Policy years following the increase. Increasing the specified amount may increase the amount of premium you would need to pay to avoid a lapse of your Policy.

You are not required to increase your specified amount in any specific percentage or ratio that your base and supplemental coverage bear to your specified amount before the increase, with one exception. Base coverage must be at least 10% of the total specified amount after the increase.

Decrease in coverage. After the first Policy year, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the specified amount cannot be less than the greater of:

•$50,000; and

•any minimum amount which, in view of the amount of premiums you have paid, is necessary for the Policy to continue to meet the federal tax law definition of life insurance.

We will apply a reduction in specified amount proportionately against the specified amount provided under the original application and any specified amount increases. The decrease in specified amount will decrease both your base and supplemental coverage in the same ratio they bear to your specified amount before the decrease. We will deduct from your accumulation value any surrender charge that is due on account of the decrease. We will also reduce any remaining surrender charge amount associated with the portion of your Policy's base coverage that has been reduced. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed.

A reduction in specified amount will not reduce the monthly charge per $1,000 of base coverage or the amount of time for which we assess this charge. For instance, if you increase your base coverage and follow it by a decrease in base coverage within 7 years of the increase, we will assess the monthly charge per $1,000 of base coverage against the increase in base coverage for the full 7 years even though you have reduced the amount of base coverage.

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Changing Death Benefit Options

Change of death benefit option. You may at any time before the death of the insured person request us to change your choice of death benefit option from:

Option 1 to Option 2;

Option 2 to Option 1; or

Option 3 to Option 1.

No other changes are permitted. A change from Option 3 to Option 1 may be subject to regulatory approval in your state.

•If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day (see "Monthly deduction days" on page 38) following the date we receive your request for change. We will take the reduction proportionately from each component of the Policy's specified amount. We will not charge a surrender charge for this reduction in specified amount. The surrender charge schedule will not be reduced on account of the reduction in specified amount. The monthly charge per $1,000 of base coverage will not change. At the time of the change of death benefit option, your Policy's monthly insurance charge and surrender value will not change.

•If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value. We will apply the entire increase in your specified amount to the last coverage added (either base or supplemental) to your Policy, and which has not been removed by a decrease in your Policy's specified amount. For the purpose of this calculation, if base and supplemental coverages were issued on the same date, we will consider the supplemental coverage to have been issued later. The monthly charge per $1,000 of base coverage will not change. At the time of the change of death benefit option, your Policy's monthly insurance charge and surrender value will not change.

•If you change from Option 3 to Option 1, your Policy's specified amount will not change. The monthly charge per $1,000 of base coverage and the cost of insurance rates will not change. Your Policy's monthly insurance charge will decrease, and the surrender value will increase.

Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 53 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

Effect of changes in insurance coverage on guarantee period. A change in coverage does not result in termination of the guarantee period, so that if you pay certain prescribed amounts of premiums, we will pay a death benefit even if your Policy's cash surrender value declines to zero. The details of this guarantee are discussed under "Monthly guarantee premiums," beginning on page 31.

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Effective Date of Policy and Related Transactions

Valuation dates, times, and periods. We compute values under a Policy on each day that the NYSE is open for business. We call each such day a "valuation date" or a "business day."

We compute policy values as of the time the NYSE closes on each valuation date, which usually is 3:00 p.m. Central time. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period." We are closed only on those holidays the NYSE is closed.

Fund pricing. Each Fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in good order at any of the addresses shown on page 5 of this prospectus. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the following valuation date. Any premium payments we receive after our close of business are held in our general account until the next business day.

If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We do not accept military allotment programs.

Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to determine whether to issue a Policy to you and, if so, what the insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $1,000,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement," available to you when you apply for this Policy.

Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign the appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

Commencement of investment performance. We begin to credit an investment return to the accumulation value resulting from your initial premium payment on the later of (a) the date of issue, or

(b)the date all requirements needed to place the Policy in force have been reviewed and found to be

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satisfactory, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

•Increases or decreases you request in the specified amount of insurance, reinstatement of a Policy that has lapsed, and changes in death benefit option take effect on the Policy's monthly deduction day if your request is approved on that day or on the next monthly deduction day following our approval if we approve your request on any other day of the month;

•In most states, we may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

•If you exercise your right to return your Policy described under "Free look period" on page 32 of this prospectus, your coverage will end when you deliver it to your AGL representative, or if you mail it to us, the date it is postmarked; and

•If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the requested change, but only if your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Internal Revenue Code of 1986, as amended (the "Code"). If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

Reports to Policy Owners

Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and Policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change.

ADDITIONAL BENEFIT RIDERS

Riders

You may be eligible to add an additional rider benefit to your Policy. You can request that your Policy include the additional rider benefits described below. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction day. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service ("IRS") guidance and rules that pertain to the Code's

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definition of life insurance as in effect from time to time. Not all riders are available in all states. More details are included in the form of each rider, which we suggest that you review if you choose any of these benefits. Some of the riders provide guaranteed benefits that are obligations of our general account and not of the Separate Account. See "Our general account" on page 25.

•Accidental Death Benefit Rider. This rider pays an additional death benefit if the insured person dies from certain accidental causes. There is a charge for this rider. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. If you do so, the charge will cease.

•Children's Term Insurance Rider. This rider provides term life insurance coverage on the eligible children of the person insured under the Policy. There is a charge for this rider. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You may purchase this rider at the time we issue your Policy or at any time thereafter. You may terminate the rider at any time. If you do so, the charge will cease.

•Maturity Extension Rider. This rider gives you the option to extend the Policy's maturity date beyond what it otherwise would be, at any time before the original maturity date. Once you select this rider, if you have not already elected to extend the maturity date, we will notify you of this right 60 days before maturity. If you do not then elect to extend the maturity date before the original maturity date, the rider will terminate and the maturity date will not be extended. You have two versions of this rider from which to choose, the Accumulation Value version and the Death Benefit version. Either or both versions may not be available in your state.

The Accumulation Value version provides for a death benefit after your original maturity date that is equal to the accumulation value on the date of the insured person's death. The death benefit will be reduced by any outstanding Policy loan amount. There is no charge for this version until you reach your original maturity date. After your original maturity date, we will charge a monthly fee of no more than $10.

The Death Benefit version provides for a death benefit after your original maturity date equal to the death benefit in effect on the day prior to your original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount.

We will charge you the following amounts under the death benefit version

•A monthly fee of no more than $30 for each $1,000 of the net amount at risk. This fee begins 9 years before your original maturity date and terminates on your original maturity date; and

•A monthly fee of no more than $10. This fee begins on your original maturity date if you exercise your right under the rider to extend your original maturity date.

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Nine years and 60 days before your original maturity date, we will notify you that you will incur these charges if you keep the rider. You will then have until your original maturity date to terminate the rider and with it, your right to extend your original maturity date. If you terminate the rider at any time within this nine year and 60 day period, there will be no further charges and you will have no remaining right to receive a benefit under the rider.

Both versions of the rider may be added at any time to an existing Policy up until the same nine year and 60 day period before your original maturity date. In Illinois you may select either version of the rider only after we issue your Policy.

There are features common to both riders in addition to the $10 maximum monthly fee. Only the insurance coverage associated with the Policy will be extended beyond your original maturity date. We do not allow additional premium payments, or changes in specified amount after your original maturity date. The only charge we continue to automatically deduct after the original maturity date is the daily charge described on page 48. Once you have exercised your right to extend your original maturity date, you cannot revoke it. The monthly fee will continue. You can, however, surrender your Policy at any time.

Extension of the maturity date beyond the insured person's age 100 may result in current taxation of increases in your Policy's accumulation value as a result of interest or investment experience after that time. You should consult a qualified tax advisor before making such an extension.

•Spouse Term Rider. This rider provides term life insurance on the life of the spouse of the Policy's insured person. There is a charge for this rider. This rider terminates no later than the Policy anniversary nearest the spouse's 75th birthday. You can convert this rider into any other insurance, except term, under our published rules at the time of conversion. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. If you do so, the charge will cease.

•Terminal Illness Rider. This rider provides the Policy owner with the right to request a benefit if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. This rider is not available in all states. There is a charge for this rider. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit that would be due under the Policy (excluding any rider benefits), not to exceed $250,000. The amount of benefits paid under the rider, plus interest on this amount to the next Policy anniversary, plus an administrative fee (not to exceed $250), becomes a "lien" against the Policy. The maximum interest rate will not exceed the greater of

•the Moody's corporate Bond Yield Average-Monthly Average Corporates for the month of October preceding the calendar year for which the loan interest rate is determined; or

•the interest rate used to calculate cash values in the Fixed Account during the period for which the interest rate is determined, plus 1%.

A lien is a claim by AGL against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the

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total amount of the lien each year. The cash surrender value of the Policy also will be reduced by the amount of the lien. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. You can purchase this rider at any time prior to the maturity date. You may terminate this rider at any time. If you do so, the charge will cease.

•Waiver of Monthly Deduction Rider. This rider provides for a waiver of all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). This rider is not available for Policies with an initial specified amount greater than $5,000,000. There is a charge for this rider. While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. When we "pay benefits" under this rider, we pay all monthly charges (except for loan interest) for your Policy when they become due, and then deduct the same charges from your Policy. Therefore, your Policy's accumulation value does not change because of monthly charges. We perform these two transactions at the same time. However, loan interest will not be paid for you under this rider, and the Policy could, under certain circumstances, lapse for nonpayment of loan interest. You can purchase this rider on the life of an insured person who is younger than age 56. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. If you do so, the charge will cease.

Tax Consequences of Additional Rider Benefits.

Adding or deleting riders or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 53. You should consult a qualified tax advisor.

POLICY TRANSACTIONS

The following transactions may have different effects on the accumulation value, death benefit, specified amount or cost of insurance. You should consider the net effects before requesting a Policy transaction. See "Policy Features" on page 26. Certain transactions also include charges. For information regarding other charges, see "Charges Under the Policy" on page 48.

eDelivery, eService, Telephone Transactions and Written Transactions

See page 18 for information regarding eDelivery, eService, telephone transactions and written transactions.

Withdrawing Policy Investments

Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "cash surrender value." Because of the surrender charge, it is unlikely that a Platinum Investor III Policy will have any cash surrender value during at least the first year.

Partial surrender. You may, at any time after the first Policy year, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We will automatically reduce your Policy's accumulation value by the amount of your withdrawal and any related charges. We do not allow partial surrenders that would reduce the death benefit below $50,000.

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If the Option 1 or Option 3 death benefit is then in effect, we also will reduce your Policy's specified amount by the amount of such withdrawal and charges, but not below $50,000. We will take any such reduction in specified amount in accordance with the description found under "Decrease in coverage" on page 36.

You may choose the investment option or options from which money that you withdraw will be taken; otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

There is a maximum partial surrender processing fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge currently is $10.

Exchange of Policy in certain states. Certain states require that a Policy owner be given the right to exchange the Policy for a fixed benefit life insurance policy, within either 18 or 24 months from the date of issue. This right is subject to various conditions imposed by the states and us. In such states, this right has been more fully described in your Policy or related endorsements to comply with the applicable state requirements.

Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value less the interest that will be payable on your loan to your next Policy anniversary. The minimum amount you can borrow is $500 or, if less, your Policy's cash surrender value less the loan interest payable to your next Policy anniversary. These rules are not applicable in all states.

We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed Account as collateral for the loan. We will credit your Policy with interest on this collateral amount on a monthly basis at a guaranteed annual effective rate of 4.0% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at an annual effective rate of 4.75%. Loan interest is payable annually, on the Policy anniversary, in advance, at a rate of 4.54%. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan.

If a new Policy loan is taken out on a date not coinciding with the Policy anniversary date, the loan interest charged is calculated from the date the loan is taken out to the next Policy anniversary. The following year, loan interest is calculated on the entire loan amount until the next Policy anniversary. Similarly, if the loan is paid off (in-part or in-whole) on a date not coinciding with the Policy anniversary date, the total loan amount will reflect an adjustment for the unearned loan interest. Disbursements from the Policy also result in adjusted interest. For instance, if a death claim occurs on a date not coinciding with the Policy anniversary date, and the Policy has an outstanding Policy loan, the total loan amount with an adjustment for the unearned loan interest will be subtracted from the death benefit.

Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

You may repay all or part (but not less than $100 unless it is the final payment) of your loan at any time before the death of the insured person while the Policy is in force. You must designate any loan repayment as such; otherwise, we will treat it as a premium payment instead. Any loan repayments go

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first to repay all loans that were taken from the Fixed Account. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

Preferred loan interest rate. We will charge a lower interest rate on loans available after the first 10 Policy years. We call these "preferred loans." The maximum amount eligible for preferred loans for any year is:

•10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

•if less, your Policy's maximum remaining loan value at that Policy anniversary.

We will always credit your preferred loan collateral amount at a guaranteed annual effective rate of 4.0%. We intend to set the rate of interest you are paying to the same 4.0% rate we credit to your preferred loan collateral amount, resulting in a zero net cost (0.00%) of borrowing for that amount. We have full discretion to vary the rate we charge you, provided that the rate:

•will always be greater than or equal to the guaranteed preferred loan collateral rate of 4.0%, and

•will never exceed an annual effective rate of 4.25%.

Maturity of your Policy. If the insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person's 100th birthday, unless you have elected the Maturity Extension Rider. See "Maturity Extension Rider" within the "Additional Benefit Riders" section beginning on page 39.

Tax considerations. Please refer to "Federal Tax Considerations" on page 53 for information about the possible tax consequences to you when you receive any loan, surrender, maturity benefit or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.

POLICY PAYMENTS

Payment Options

The beneficiary will receive the full death benefit proceeds from the Policy as a single sum, unless the beneficiary elects another method of payment within 60 days after we receive notification of the insured person's death. Likewise, the Policy owner will receive the full proceeds that become payable upon full surrender or the maturity date, unless the Policy owner elects another method of payment within 60 days after we receive notification of full surrender or the maturity date.

The payee can elect that all or part of such proceeds be applied to one or more of the following payment options. If the payee dies before all guaranteed payments are paid, the payee's heirs or estate will be paid the remaining payments.

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The payee can elect that all or part of such proceeds be applied to one or more of the following payment options:

•Option 1 - Equal monthly payments for a specified period of time.

•Option 2 - Equal monthly payments of a selected amount of at least $60 per year for each $1,000 of proceeds until all amounts are paid out.

•Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

•Option 4 - Proceeds left to accumulate at an interest rate of 3% compounded annually for any period up to 30 years. At the payee's request we will make payments to the payee monthly, quarterly, semiannually, or annually. The payee can also request a partial withdrawal of any amount of $500 or more. There is no charge for partial withdrawals.

Additional payment options may also be available with our consent. We have the right to reject any payment option if the payee is a corporation or other entity. You can read more about each of these options in the Policy and in the separate form of payment contract that we issue when any such option takes effect.

Interest rates that we credit under each option will be at least 3%.

Change of payment option. The owner may give us written instructions to change any payment option previously elected at any time while the Policy is in force and before the start date of the payment option.

Tax impact. If a payment option is chosen, you or your beneficiary may have adverse tax consequences. You should consult with a qualified tax advisor before deciding whether to elect one or more payment options.

The Beneficiary

You name your beneficiary when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Assignment of a Policy

You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss

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of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax advisor before making an assignment.

Payment of Proceeds

General. We generally will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

Delay of Fixed Account proceeds. We have the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

•the NYSE is closed other than weekend and holiday closings;

•trading on the NYSE is restricted;

•an emergency exists as determined by the SEC or other appropriate regulatory authority such that disposal of securities or determination of the accumulation value is not reasonably practicable;

•the SEC by order so permits for the protection of Policy owners; or

•we are on notice that the Policy is the subject of a court proceeding, an arbitration, a regulatory matter or other legal action.

Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

•We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination.

•Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

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•We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

•We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

ADDITIONAL RIGHTS THAT WE HAVE

We have the right at any time to:

•transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

•transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

•end the automatic rebalancing feature if your accumulation value falls below $5,000;

•replace the underlying Fund that any investment option uses with another Fund, subject to SEC and other required regulatory approvals;

•add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

•operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

•operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

•make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

VARIATIONS IN POLICY OR INVESTMENT OPTION TERMS AND CONDITIONS

We also have the right to make some variations in the terms and conditions of a Policy. Any variations will be made only in accordance with uniform rules that we establish. We intend to comply

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with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval and SEC and other regulatory approvals. Here are some of the potential variations:

Underwriting and premium classes. We may add or remove premium classes. We currently have nine premium classes we use to decide how much the monthly insurance charges under any particular Policy will be:

•Four Non-tobacco classes: preferred plus, preferred, standard and special;

•Three Tobacco classes: preferred, standard and special; and

•Two Juvenile classes: juvenile and special juvenile.

Various factors such as the insured person's age, health history, occupation and history of tobacco use, are used in considering the appropriate premium class for the insured. Premium classes are described in your Policy. Policies issued in New Jersey do not have the juvenile and special juvenile classes.

Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace life insurance policies we have issued. Not all types of other insurance are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

Expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.

Underlying investments. You will be notified as required by law if there are any material changes in the underlying investments of an investment option that you are using.

CHARGES UNDER THE POLICY

Statutory premium tax charge. Unless your Policy was issued in Oregon, we deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range in the United States from 0.5% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return. We use this charge to offset our obligation to pay premium tax on the Policies.

Premium expense charge. After we deduct premium tax from each premium payment, we currently deduct 5.0% from the remaining amount. We may increase this charge for all years, but it will never exceed 7.5%. AGL receives this charge to cover sales expenses, including commissions.

Daily charge (mortality and expense risk fee). We will deduct a daily charge at an annual effective rate of 0.70% (7/10 of 1%) of your accumulation value that is then being invested in any of the variable investment options. After a Policy has been in effect for 10 years, however, we will reduce this rate to an annual effective rate of 0.45%, and after 20 years, to an annual effective rate of 0.10%. We guarantee these rate reductions. AGL receives this charge to pay for our mortality and expense risks.

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Fees and expenses and money market investment options. During periods of low short-term interest rates, and in part due to Policy fees and expenses that are assessed as frequently as daily, the yield of the money market investment option may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund for the money market investment option are less than the Policy's fees and expenses, the money market investment option's unit value will decrease. In the case of negative yields, your accumulation value in the money market investment option will lose value.

Flat monthly charge. We will deduct $6 from your accumulation value each month. We may lower this charge but it is guaranteed to never exceed $6. The flat monthly charge is the Monthly Administration Fee shown on page 3A of your Policy. AGL receives this charge to pay for the cost of administrative services we provide under the Policies, such as regulatory mailings and responding to Policy owners' requests.

Monthly charge per $1,000 of base coverage. We deduct a charge monthly from your accumulation value for the first 7 Policy years. This monthly charge also applies to the amount of any increase in base coverage during the 7 Policy years following the increase. This charge varies according to the age, sex and premium class of the insured person, as well as the amount of coverage. The dollar amount of this charge changes with each increase in your Policy's base coverage. (We describe your base coverage and specified amount under "Your specified amount of insurance" on page 26 and "Base coverage and supplemental coverage" on page 29.) This charge can range from a maximum of $1.25 for each $1,000 of the base coverage portion of the specified amount to a minimum of $0.03 for each $1,000 of base coverage. The representative charge (referred to as "Example" in the Tables of Charges on page 14) is $0.16 for each $1,000 of base coverage. The initial amount of this charge is shown on page 3A of your Policy and is called "Monthly Expense Charge for First Seven Years." Page 4 of your Policy contains a table of the guaranteed rates for this charge. AGL receives this charge to pay for underwriting costs and other costs of issuing the Policies, and also to help pay for the administrative services we provide under the Policies.

Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "net amount at risk" on that date. Our net amount at risk is the difference between (a) the death benefit that would be payable before reduction by policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies:

•greater amounts at risk result in a higher monthly insurance charge; and

•higher cost of insurance rates also result in a higher monthly insurance charge.

Keep in mind that investment performance of the investment options in which you have accumulation value will affect the total amount of your accumulation value. Therefore, your monthly insurance charge can be greater or less, depending on investment performance.

Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower than the guaranteed maximum rates for insured persons in most age, sex and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

In general, the longer you own your Policy, the higher the cost of insurance rate will be as the insured person grows older. Also, our cost of insurance rates will generally be lower if the insured person is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users than tobacco users, and for persons considered to be in excellent health. On the other

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hand, insured persons who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policies.

Finally, our current cost of insurance rates for the same insured person differ depending on the specified amount in force on the day the charge is deducted. We have different rates we apply for specified amounts. The highest rates begin with the minimum specified amount. The rates decline on a graduated schedule as the specified amount increases. Your agent can discuss the schedule with you. Our cost of insurance rates are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

AGL receives this charge to fund the death benefits we pay under the Policies.

Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select additional benefit riders. The charges for any rider you select will vary by Policy within a range based on either the personal characteristics of the insured person or the specific coverage you choose under the rider. The riders we currently offer are accidental death benefit rider, children's term insurance rider, two versions of maturity extension rider, spouse term rider, terminal illness rider and waiver of monthly deduction rider. The riders are described beginning on page 39, under "Additional Benefit Riders." The specific charges for any riders you choose are shown on page 3 of your Policy. AGL receives these charges to pay for the benefits under the riders and to help offset the risks we assume.

Surrender charge. The Policies have a surrender charge that applies for a maximum of the first 10 Policy years (and for a maximum of the first 10 Policy years after any increase in the Policy's base coverage). We will apply the surrender charge only to the base coverage portion of the specified amount.

The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. Your Policy's surrender charge will be found in the table beginning on page 27 of the Policy. As shown in the Tables of Charges beginning on page 11, the maximum surrender charge is $48 per $1,000 of the base coverage portion of the specified amount (or any increase in the base coverage portion of the specified amount). The minimum surrender charge is $7 per $1,000 of the base coverage (or any increase in the base coverage). The representative surrender charge (referred to as "Example" in the Tables of Charges) is $18 per $1,000 of base coverage (or any increase in the base coverage).

The surrender charge decreases on an annual basis beginning in the fourth year of its 10 year period referred to above until, in the eleventh year, it is zero (or the eleventh year following any increase in the Policy's base coverage). These decreases are also based on the age and other insurance characteristics of the insured person.

The following chart illustrates how the surrender charge declines over the first 10 Policy years. The chart is for a 40 year old male, who is the same person to whom we refer in the Tables of Charges beginning on page 11 under "Example Charge." Surrender charges may differ for other insured persons because the amount of the annual reduction in the surrender charge may differ.

Surrender Charge for a 40 Year Old Male

Policy Year	1	2	3	4	5	6	7	8	9	10	11
Surrender Charge
Per $1,000 of Base	$18	$18	$18	$16	$14	$11	$9	$7	$5	$2	$0
Coverage

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We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender. Upon a requested decrease in a Policy's base coverage portion of the specified amount, we will deduct any remaining amount of the surrender charge that was associated with the base coverage that is canceled. This includes any decrease that results from any requested partial surrender. See "Partial surrender" beginning on page 42 and "Change of death benefit option" beginning on page 37.

For those Policies that lapse in the first 10 Policy years, AGL receives surrender charges to help recover sales expenses, which are higher for base coverage than for supplemental coverage. Higher amounts of base coverage result in higher premiums and higher charges, including higher surrender charges. Depending on the age and health risk of the insured person when the Policy is issued, more premium may be required to pay for all Policy charges. As a result, we use the insured person's age, sex and premium class to help determine the appropriate rate of surrender charge per $1,000 of base coverage to help us offset these higher sales charges.

Partial surrender processing fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. AGL receives this charge to help pay for the expense of making a partial surrender.

Transfer fee. We will charge a $25 transfer fee for each transfer between investment options that exceeds 12 each Policy Year. This charge will be deducted from the investment options in the same ratio as the requested transfer. AGL receives this charge to help pay for the expense of making the requested transfer.

Illustrations. If you request illustrations more than once in any Policy year, we may charge a maximum fee of $25 for the illustration. AGL receives this charge to help pay for the expenses of providing additional illustrations.

Policy loans. We will charge you interest on any loan at an annual effective rate of 4.75%. The loan interest charged on a preferred loan (available after the first 10 Policy years) will never exceed an annual effective rate of 4.25%. AGL receives these charges to help pay for the expenses of administering and providing for Policy loans. See "Policy loans" beginning on page 43.

Charge for taxes. We can adjust charges in the future on account of taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value. In no event will any adjusted charge exceed the maximum guaranteed charge shown in the Tables of Charges on pages 11 - 16. All maximum guaranteed charges also appear in your Policy.

For a further discussion regarding these charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 51.

Allocation of charges. You may choose the investment options from which we deduct all monthly charges and any applicable surrender charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in the same ratio the charges bear to the unloaned accumulation value you then have in each investment option.

More About Policy Charges

Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also

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designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

•mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

•sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

•regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable universal life insurance policies); and

•expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the insured person dies.

General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Policies issued in the future.

Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

ACCUMULATION VALUE

Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 48 under "Statutory premium tax charge" and "Other deductions from each premium payment." We invest the rest in one or more of the investment options listed in the chart on page 20 of this prospectus, as well as the Fixed Account. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges beginning on page 48 under "Charges Under the Policy."

You can review other important information about the Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative or from the Administrative Center. See "Contact Information" on page 5.

We invest any accumulation value you have allocated to the Fixed Account as part of our general account assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at an annual effective rate of at least 4%. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the

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procedures described under "Allocation of charges" on page 51. The "daily charge" described on page 48 and the fees and expenses of the Funds discussed on page 16 do not apply to the Fixed Account.

Policies are "non-participating." You will not be entitled to any dividends from AGL.

POLICY LAPSE AND REINSTATEMENT

If your Policy's cash surrender value (the Policy's accumulation value less Policy loans and loan interest during the first 5 Policy years) falls to an amount insufficient to cover the monthly charges, you must pay additional premium in order to keep your Policy in force. We will notify you by letter that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. You are not required to repay any outstanding Policy loan in order to reinstate your Policy. If the loan is not repaid, however, it will be reinstated with your Policy. If the insured person dies during the grace period we will pay the death benefit reduced by the charges that are owed at the time of death. The grace period begins with the first day of the Policy month for which all charges could not be paid. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within 5 years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. You will find additional information in the Policy about the values and terms of the Policy after it is reinstated.

FEDERAL TAX CONSIDERATIONS

Discussions regarding the tax treatment of any life insurance policy are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. This discussion generally is based on current federal income tax law and interpretations and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. Any verbal interactions/written communications, including this form, you have with and/or receive from us are intended solely to educate you or facilitate the administration with respect to our products and services or facilitate the administration of this contract. You must consult with your insurance representative and/or financial advisor in order to receive advice or recommendations regarding this contract or any contract purchased. We are not/will not provide advice/guidance/recommendations that create a fiduciary relationship with you. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

Except as described in the "Foreign Account Tax Compliance," this discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice.

Tax Effects

Generally, the death benefit paid under a Policy is not subject to income tax. Earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

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Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses or you surrender your Policy, you may have to pay income tax on a portion of any outstanding loan.

General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under Section 7702 of the Code and (b) for as long as the investments made by the underlying Funds satisfy certain investment diversification requirements under Section 817(h) of the Code. We believe that the Policy will meet these requirements at issue and that:

•

•

the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a modified endowment contract, as explained in the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

If, at any time during the first 7 Policy years:

•

•

•

you have paid a cumulative amount of premiums;

the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

then your Policy will be a modified endowment contract.

Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount, and certain other changes.

If your Policy's benefits are reduced during the first 7 Policy years (or within 7 years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level

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of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

We will attempt to notify you on a timely basis to prevent additional premium payments from causing your Policy to become a modified endowment contract.

A life insurance policy that is received in a tax free exchange under Section 1035 of the Code for a modified endowment contract will also be considered a modified endowment contract.

Other effects of Policy changes. Changes made to your Policy (for example, adding a rider to your Policy) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy. Under Notice 2016-63 published by the Internal Revenue Service, certain policy changes, not expressly provided for in your Policy, may have adverse federal income tax effects. You should consult your own tax advisor on this issue.

Policy changes and extending coverage. We will not permit a change to your Policy that would result in the Policy not meeting the definition of life insurance under Section 7702 of the Code. The 2001 Commissioner's Standard Ordinary mortality and morbidity tables ("2001 CSO Mortality Tables") provide a stated termination date of age 121. The "Option to extend coverage" described in "Policy Transactions" allows you to continue your Policy beyond the insured person's age 121.The tax consequences of extending the maturity date beyond the age 121 termination date of the 2001 CSO Mortality Tables are unclear. You should consult your personal tax advisor about the effect of any change to your Policy as it relates to Section 7702 and the termination date of the Mortality Tables.

Rider benefits. We believe that premium payments and any death benefits or other benefits to be paid under any rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, the tax law related to rider benefits is complex and some uncertainty exists.

You should consult a tax advisor regarding the impact of any rider you may purchase.

Tax treatment of minimum withdrawal benefit rider payments. You may have purchased a minimum withdrawal benefit rider that can provide payments to you. If applicable to you, generally, we will treat each rider benefit payment as withdrawal of basis first. All payments or withdrawals after basis has been reduced to zero, will be treated as taxable amounts. However, you should be aware that little guidance is available regarding the taxability of these benefits. Please consult a tax advisor with any questions.

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Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

On the maturity date or upon full surrender, any excess in the amount of proceeds we pay

(including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a Policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

•

•

•

include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

For modified endowment contracts, your basis:

•

•

is similar to the basis described above for other policies; and

will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

•

•

•

to taxpayers 59½ years of age or older;

in the case of a disability (as defined in the Code); or

to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

56

If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date, policy lapse or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

Tax reporting upon a reportable policy sale or receipt of any notice of a transfer of a life insurance policy to a foreign person. Section 6050Y, enacted by H.R. 1, the Tax Cuts and Jobs Act enacted on December 22, 2017, creates a new information reporting requirement for certain life insurance policy transactions. The purchaser of a policy via a reportable policy sale is required to provide certain information to the issuer, seller and Internal Revenue Service (IRS). A reportable policy sale is generally the acquisition of an interest in a life insurance contract, directly or indirectly, if the acquirer has no substantial family, business, or financial relationship with the insured. The buyer must file the return required under Section 6050Y with the IRS and furnish copies of the return to the insurance company that issued the contract and the seller. Upon receipt of the report from the buyer of a reportable policy sale or the receipt of any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is required to report certain information to the IRS and the seller of the life insurance policy. Additionally, for those policies associated with a reportable policy sale, the death benefits paid out to the beneficiaries will also be reported to the IRS. Please consult a tax advisor with any questions.

Diversification and investor control. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Funds, we will enter into agreements with them requiring the Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

The Treasury Department has provided only limited guidance describing the circumstances in which the ability of a policy owner to direct his or her investment to particular Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would

57

be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R. However, we reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. You should consult with a tax advisor for specific information, especially where benefits are passing to younger generations.

The particular situation of each Policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

Life insurance in split dollar arrangements. The IRS and Treasury have issued regulations on split dollar life insurance arrangements. In general, a split dollar insurance arrangement involves two parties agreeing to split the premium and/or benefits of a life insurance policy. These arrangements are often used as a type of employee compensation or for making gifts among family members. The regulations provide two mutually exclusive regimes for taxing split dollar life insurance arrangements: the "economic benefit" regime and the "loan" regime. The economic benefit regime, under which the non-owner of the policy is treated as receiving certain economic benefits from its owner, applies to endorsement arrangements and most non-equity split dollar life insurance arrangements. The loan regime applies to collateral assignment arrangements and other arrangements in which the non-owner could be treated as loaning amounts to the owner.

In addition, it should be noted that split dollar arrangements characterized as loans for tax purposes may be affected by the Corporate Responsibility Act of 2002 also referred to as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits loans from companies publicly traded in the United States to their executives and officers. The status of split dollar arrangements under the Act is uncertain, in part because the SEC may view the tax treatment of such arrangements as instructive.

Purchasers of life insurance policies are strongly advised to consult with a tax advisor to determine the tax treatment resulting from a split dollar arrangement.

Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject

58

to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan. The rules for determining "P.S. 58" costs are currently provided under Notice 2002-8, 2002-1 CB 398.

There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. On December 20, 2019 the Setting Every Community Up for Retirement Enhancement (SECURE) Act was signed into law as part of larger appropriations legislation. The SECURE Act includes many provisions affecting Qualified Contracts, some of which became effective upon enactment or on January 1, 2020, and certain provisions were retroactively effective. Additionally, on March 27, 2020, the Coronavirus Aid, Relief, and Economic Security (CARES) Act was signed into law. Like the SECURE Act, the CARES Act includes some provisions that affect Qualified Contracts for 2020. You should consult a tax advisor regarding any questions you have associated with the applicability of the SECURE Act or the CARES Act to your life insurance. As of the publication date, AIG has confirmed its position that it will not sell life insurance into a qualified plan under the Employee Retirement Income Security Act of 1974, as amended ("ERISA").

Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

ERISA. Employers and employer-created trusts holding the policy may be subject to reporting, disclosure and fiduciary obligations under ERISA. You should consult a tax or legal advisor for questions.

Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

Certain Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping

59

taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

Note: In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

Other tax withholding . Any owner not exempt from United States federal tax withholding should consult a tax advisor as to the availability of an exemption from, or reduction of, such tax withholding under an applicable income tax treaty, if any.

Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a tax advisor with any questions.

Foreign Account Tax Compliance ("FATCA"). An owner who is not a "United States person," which is defined under the Code to mean:

•

•

•

•

•

a citizen or resident of the United States

a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia any estate or trust other than a foreign estate or foreign trust (see Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

a person that meets the substantial presence test

any other person that is not a foreign person should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from the date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Policy owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

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BUSINESS DISRUPTION AND CYBER SECURITY RISKS

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruptions and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers, as well as our distribution partners, may adversely affect us and your accumulation value. For instance, systems failures and cyber-attacks may interfere with our processing of Policy transactions, including the processing of orders from our website, our distribution partners, or with the underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers, distribution partners and other intermediaries to regulatory fines, litigation risks and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the funds underlying your Policy to lose value. Despite our implementation of policies and procedures that address physical, administrative and technical safeguards and controls and other preventative actions to protect customer information and reduce the risk of cyber-incident, there can be no assurance that we or our distribution partners or the underlying Funds or our service providers will avoid losses affecting your Policy and personal information due to cyber-attacks or information security breaches in the future.

Our business is also vulnerable to disruptions from natural and man-made disasters and catastrophes, such as but not limited to hurricanes, windstorms, flooding, earthquakes, wildfires, solar storms, war or other military action, acts of terrorism, explosions and fires, pandemic (such as COVID-

19)and other highly contagious diseases, mass torts and other catastrophes. A natural or man-made disaster or catastrophe may negatively affect the computer and other systems on which we rely, and may also interfere with our ability to receive, pickup and process mail, to calculate AUVs or process other Policy-related transactions, or have other possible negative impacts. While we have developed and put in place business continuity and disaster recovery plans to mitigate operational risks and potential losses related to business disruptions resulting from natural and man-made disasters and catastrophes, there can be no assurance that we, our agents, the underlying Funds or our service providers will be able to successfully avoid negative impacts resulting from such disasters and catastrophes.

61

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations and inquiries involving the Company, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the Policies.

Various lawsuits against the Company have arisen in the ordinary course of business. As of April 24, 2020, the Company believes that none of these matters will have a material adverse effect on the ability of the principal underwriter to perform its contract with the Registrant or of the depositor to meet its obligations under the Policies.

FINANCIAL STATEMENTS

The Financial Statements of AGL, the Separate Account and American Home can be found in the Statement of Additional Information. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center, at VUL Administration, P.O. Box 305600, Nashville, Tennessee 37230-5600, or call us at 1-800-340-2765.

Rule 12h-7 disclosure. In reliance on the exemption provided by Rule 12h-7 of the Securities

Exchange Act of 1934 ("'34 Act"), AGL does not intend to file periodic reports as required under the '34 Act.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the Policies offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, AGL and its general account, the variable investment options and the Policy, please refer to the registration statements and exhibits.

62

INDEX OF SPECIAL WORDS AND PHRASES	Page to

See in this
Defined Term	prospectus
accumulation value ..........................................................................................................	8
Administrative Center......................................................................................................	18
automatic rebalancing ......................................................................................................	34
base coverage...................................................................................................................	29
basis..................................................................................................................................	56
beneficiary........................................................................................................................	45
cash surrender value.........................................................................................................	7
cash value accumulation test............................................................................................	27
close of business ..............................................................................................................	38
Code .................................................................................................................................	39
Contact Information.........................................................................................................	5
cost of insurance rates......................................................................................................	49
daily charge......................................................................................................................	48
date of issue......................................................................................................................	38
death benefit.....................................................................................................................	6
dollar cost averaging........................................................................................................	33
Fixed Account..................................................................................................................	25
full surrender....................................................................................................................	7
free look ...........................................................................................................................	32
Fund, Funds......................................................................................................................	6
grace period......................................................................................................................	9
guarantee period benefit...................................................................................................	26
guideline premium test.....................................................................................................	27
insured person ..................................................................................................................	1
investment options ...........................................................................................................	20
lapse .................................................................................................................................	9
lien....................................................................................................................................	41
loan (see "Policy loans" in this Index) ..............................................................................	43
loan interest......................................................................................................................	43
Maturity, maturity date ....................................................................................................	44
modified endowment contract..........................................................................................	54
monthly deduction days ...................................................................................................	38
monthly guarantee premium ............................................................................................	31
monthly insurance charge ................................................................................................	49
net amount at risk.............................................................................................................	13
Option 1, Option 2 and Option 3 .....................................................................................	6
partial surrender ...............................................................................................................	42
payment options...............................................................................................................	44
planned periodic premiums..............................................................................................	31
Policy loans......................................................................................................................	43
Policy month, year ...........................................................................................................	38
preferred loans .................................................................................................................	44
premium class ..................................................................................................................	48
premium payments...........................................................................................................	30
reinstate, reinstatement ....................................................................................................	53
required minimum death benefit......................................................................................	27
63

INDEX OF SPECIAL WORDS AND PHRASES
Page to
See in this
Defined Term	prospectus
required minimum death benefit percentage....................................................................	28
Separate Account VL-R...................................................................................................	17
seven-pay test...................................................................................................................	54
specified amount ..............................................................................................................	6
supplemental coverage.....................................................................................................	29
surrender ..........................................................................................................................	10
transfers............................................................................................................................	7
valuation date...................................................................................................................	38
Valuation period...............................................................................................................	38
variable investment options .............................................................................................	20

64

For additional information about the Platinum Investor® III Policies and the
Separate Account, you may request a copy of the Statement of Additional
Information (the "SAI"), dated April 30, 2020. We have filed the SAI with the	For eService and
SEC and have incorporated it by reference into this prospectus. You may obtain a
free copy of the SAI and the Policy or Fund Prospectuses if you write us at our	eDelivery, or to view and
Administrative Center, which is located at VUL Administration, P.O. Box 305600,	Print Policy or Fund
Nashville, Tennessee 37230-5600 or call us at 1-800-340-2765. You may also	prospectuses visit us at
obtain the SAI from your AGL representative through which the Policies may be	www.aig.com/eservice
purchased. Additional information about the Platinum Investor III Policies, including personalized illustrations of death benefits, cash surrender values, and accumulation values is available without charge to individuals considering purchasing a Policy, upon request to the same address or phone number printed above. We may charge current Policy owners $25 per illustration if they request more than one personalized illustration in a Policy year.
Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Office of Investor Education and Advocacy in Washington,
D.C. Inquiries on the operations of the Office of Investor Education and Advocacy may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at
http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Office of Investor Education and Advocacy of the SEC, 100 F Street N.E., Washington, D.C. 20549.
Policies issued by:
American General Life Insurance Company
2727-A Allen Parkway, Houston, TX 77019
Platinum Investor III Flexible Premium Variable Universal Life Insurance
Policy Form Number 00600
Not available in the state of New York
Distributed by AIG Capital Services, Inc.
Member FINRA
The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company ("AGL") are its
responsibility. AGL is responsible for its own financial condition and contractual obligations and is a member of American International Group, Inc. ("AIG"). The commitments under the Policies are AGL's and AIG has no legal obligation to back those commitments. AGL does not solicit business in the state of New York. The
Policies are not available in all states.
© 2020 American International Group, Inc. All Rights Reserved	ICA File No. 811-08561

AMERICAN GENERAL LIFE INSURANCE COMPANY

SEPARATE ACCOUNT VL-R

PLATINUM INVESTOR III

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

ISSUED BY

AMERICAN GENERAL LIFE INSURANCE COMPANY

VUL ADMINISTRATION DEPARTMENT

P.O. BOX 305600, NASHVILLE, TENNESSEE 37230-5600

TELEPHONE: 1-800-340-2765; 1-713-831-3443; HEARING IMPAIRED: 1-888-436-5256

STATEMENT OF ADDITIONAL INFORMATION

DATED APRIL 30, 2020

This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account VL-R (the "Separate Account" or "Separate Account VL-R") dated April 30, 2020, describing the Platinum Investor III flexible premium variable universal life insurance policies (the "Policy" or "Policies"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL" or "Company") at the address or telephone numbers given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

TABLE OF CONTENTS
GENERAL INFORMATION.........................................................................................................	3
AGL ....................................................................................................................................	3
Separate Account VL-R......................................................................................................	3
American Home Assurance Company................................................................................	3
SERVICES......................................................................................................................................	4
DISTRIBUTION OF THE POLICIES ...........................................................................................	4
PERFORMANCE INFORMATION..............................................................................................	6
ADDITIONAL INFORMATION ABOUT THE POLICIES.........................................................	6
Unisex policies........................................................................................................	6
Cost of insurance rates............................................................................................	7
Special purchase plans ............................................................................................	7
Underwriting procedures and cost of insurance charges ........................................	7
Certain arrangements ..............................................................................................	7
More About the Fixed Account ..........................................................................................	8
Our general account ................................................................................................	8
How we declare interest..........................................................................................	8
Adjustments to Death Benefit.............................................................................................	8
Suicide.....................................................................................................................	8
Wrong age or sex ....................................................................................................	8
Death during grace period.......................................................................................	8
ACTUARIAL EXPERT .................................................................................................................	9
MATERIAL CONFLICTS .............................................................................................................	9
FINANCIAL STATEMENTS........................................................................................................	9

2

GENERAL INFORMATION

AGL

We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AIG is a leading global insurance organization. AIG provides a wide range of property casualty insurance, life insurance, retirement products, and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. AIG common stock is listed on the New York Stock Exchange.

More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.

The commitments under the Contracts are AGL's, and American International Group, Inc. has no legal obligation to back those commitments.

Separate Account VL-R

We hold the Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law. Effective on the close of business November 29, 2019, Separate Account VUL, Separate Account VUL-2, and Separate Account II were consolidated with and into Separate Account VL-R (the "Consolidation").

For record keeping and financial reporting purposes, Separate Account VL-R is divided into 160 separate "divisions," 56 of which are available under the Policies offered by the prospectus as variable "investment options" (13 of these 56 investment options are not available to all Policy owners). All of these 56 divisions and the remaining 104 divisions are offered under other AGL policies. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

The assets in Separate Account VL-R are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

American Home Assurance Company

All references in this SAI to American Home Assurance Company ("American Home") apply only to Policies with a date of issue prior to December 29, 2006 at 4:00 p.m. Eastern time.

3

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 175 Water Street, 18th Floor, New York, New York 10038. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly-owned subsidiary of American International Group, Inc.

Guarantees for Policies issued prior to the Consolidation will continue after the Consolidation. The Consolidation of Separate Account VUL-2 into Separate Account VL-R will not impact the insurance obligations under the Guarantee.

SERVICES

AGL and American General Life Companies, LLC ("AGLC"), were previously parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of American International Group, Inc. and therefore affiliates of one another. AGLC was a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provided shared services to AGL and certain other life insurance companies under the American International Group, Inc. holding company system at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services.

AGLC was merged into AGL at the end of 2011. AIG now provides the services that were previously provided by AGLC. During 2019, 2018 and 2017, AGL paid AIG for these services $135,000,000, $163,225,360, and $108,138,878, respectively. AGL is reimbursed by the Affiliates at cost, to the extent the services apply to the Affiliates.

We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

DISTRIBUTION OF THE POLICIES

The Policies are offered on a continuous basis through AIG Capital Services, Inc. ("ACS"), located at 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997. ACS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company and ACS are each an indirect, wholly owned subsidiary of AIG. No underwriting fees are paid in connection with the distribution of the policies.

We and ACS have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable universal life insurance. The

4

broker-dealers are ordinarily required to be registered with the SEC and must be members of

FINRA.

We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

•

•

•

•

•

•

•

90% of the premiums received in the first Policy year up to a "target" amount;

3% of the premiums up to the target amount received in each of Policy years 2 through 10;

3% of the premiums in excess of the target amount received in each of Policy years 1 through 10;

0.25% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years 2 through 20;

0.15% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each Policy year after Policy year 20;

a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

The greater the percentage of supplemental coverage the owner selects when applying for a Policy or on future increases to the specified amount, the less compensation we would pay either for the sale of the Policy or for any additional premiums received during the first 10 Policy years (we do not pay compensation for premiums we receive after the 10th Policy year). We will pay the maximum level of compensation if the owner chooses 100% base coverage.

At our discretion, we may pay additional first Policy year commissions to any broker-dealer or bank for sales conducted by a particular registered representative of that broker-dealer or bank. We may pay up to a total of 115% of the premiums we receive in the first Policy year.

The target amount is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable.

The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

5

We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described in your Policy. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. The Plan is closed to new participants. Some of our agents may be registered representatives of broker-dealers that are or were our affiliates and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred, and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

PERFORMANCE INFORMATION

From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

We may compare a division's performance to that of other variable universal life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

ADDITIONAL INFORMATION ABOUT THE POLICIES

The purpose of this section is to provide you with information to help clarify certain discussion found in the related prospectus. Many topics, such as Policy sales loads and increases in your Policy's death benefit, have been fully described in the related prospectus. For any topics that we do not discuss in this SAI, please see the related prospectus.

Unisex policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an

6

employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of sex. In general, we do not offer the Policies for sale in situations which, under current law, require unisex premiums or benefits. However, we offer Platinum Investor III Policies on both a unisex and sex-distinct basis.

Cost of insurance rates. Because of specified amount increases, different cost of insurance rates may apply to different increments of specified amount under your Policy. If so, we attribute your accumulation value proportionately to each increment of specified amount to compute our net amount at risk.

Special purchase plans. Special purchase plans provide for variations in, or elimination of, certain Policy charges, and would be available to a defined group of individuals. We currently do not provide for or support any special purchase plans.

Underwriting procedures and cost of insurance charges. Cost of insurance charges for the Policies will not be the same for all Policy owners. The chief reason is that the principle of pooling and distribution of mortality risks is based upon the assumption that each Policy owner pays a cost of insurance charge related to the insured's mortality risk which is actuarially determined based upon factors such as age, sex and risk class of the insured and the face amount size band of the Policy. In the context of life insurance, a uniform mortality charge (the "cost of insurance charge") for all insureds would discriminate unfairly in favor of those insureds representing greater mortality risks to the disadvantage of those representing lesser risks. Accordingly, although there will be a uniform "public offering price" for all Policy owners, because premiums are flexible and amounts allocated to the Separate Account will be subject to some charges that are the same for all owners, there will be a different "price" for each actuarial category of Policy owners because different cost of insurance rates will apply. The "price" will also vary based on net amount at risk. The Policies will be offered and sold pursuant to this cost of insurance schedule and our underwriting standards and in accordance with state insurance laws. Such laws prohibit unfair discrimination among insureds, but recognize that premiums must be based upon factors such as age, sex, health and occupation. A table showing the maximum cost of insurance charges will be delivered as part of the Policy.

Our underwriting procedures are designed to treat applicants for Policies in a uniform manner. Collection of required medical information is conducted in a confidential manner. We maintain underwriting standards designed to avoid unfair or inconsistent decisions about which underwriting class should apply to a particular proposed insured person. In some group or employment-related situations, we may offer what we call simplified or guaranteed issue underwriting classes. These underwriting classes provide for brief or no medical underwriting. Our offer to insure a person under either class results in cost of insurance charges that are the same for each insured person.

Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and Policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit. Currently, these payments range from 0.15% to 0.35% of the market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter. Except for the PIMCO Variable Insurance Trust, these amounts will not be paid by the Funds or Policy owners.

7

More About the Fixed Account

Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared Fixed Account. Unlike the Separate Account, the assets in the general account may be used to pay any liabilities of AGL in addition to those arising from the Policies. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an annual effective rate shown on your Policy Schedule.

Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

Adjustments to Death Benefit

Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

Wrong age or sex. If the age or sex of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

8

ACTUARIAL EXPERT

Actuarial matters have been examined by Tim Heslin, who is Chief Product, Pricing, and Underwriting Officer of AGL. An opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

MATERIAL CONFLICTS

We are required to track events to identify any material conflicts from using investment portfolios for both variable universal life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

•

•

•

state insurance law or federal income tax law changes;

investment management of an investment portfolio changes; or

voting instructions given by owners of variable universal life insurance Policies and variable annuity contracts differ.

The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more of the investment portfolios may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

FINANCIAL STATEMENTS

PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, serves as the independent registered public accounting firm for the Separate Account VL-R and AGL. PricewaterhouseCoopers LLP is also the independent registered public accounting firm of American Home.

You may obtain a free copy of these financial statements if you write us at our VUL Administration Department or call us at 1-800-340-2765. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

9

The following financial statements are included in the Statement of Additional Information in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

•The Audited Financial Statements of Separate Account VL-R of American General Life Insurance Company as of December 31, 2019 and for each of the two years in the period ended December 31, 2019.

•The Audited Statutory Financial Statements of American General Life Insurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.

•The Audited Statutory Financial Statements of American Home Assurance Company as of December 31, 2019 and December 31, 2018 and for each of the three years in the period ended December 31, 2019.

The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

You should only consider the statutory financial statements of American Home Assurance Company ("American Home") that we include in the Statement of Additional Information as bearing on the ability of American Home, as guarantor, to meet its obligations under the guarantee of insurance obligations under Policies issued prior to December 29, 2006, at 4:00 p.m. Eastern Time ("Point of Termination"). Policies with an issue date after the Point of Termination are not covered by the American Home guarantee.

10

American General

Life Companies

Separate Account VL-R

American General Life Insurance Company

2019

Annual Report

December 31, 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of Separate Account VL-R.

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of each of the sub-accounts of Separate Account VL-R indicated in the table below as of December 31, 2019, and the related statements of operations and changes in net assets for each of the two years in the period then ended or each of the periods indicated in the table below, including the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the sub-accounts of Separate Account VL-R as of December 31, 2019, and the results of each of their operations and the changes in each of their net assets for the two years in the period then ended or each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB VPS Balanced Wealth Strategy Portfolio Class A (4)	AB VPS International Growth Portfolio Class A (2)

AB VPS Global Thematic Growth Portfolio Class A (4)	AB VPS Large Cap Growth Portfolio Class A (4)

AB VPS Growth and Income Portfolio Class A (4)	AB VPS Small Cap Growth Portfolio Class A (4)

AB VPS Intermediate Bond Portfolio Class A (4)	Alger Mid Cap Growth Portfolio Class I-2

Alger Capital Appreciation Portfolio Class I-2	American Century VP International Fund Class I

American Century VP Capital Appreciation Fund Class I (4)	American Century VP Value Fund Class I (2)

American Century VP Income & Growth Fund Class I (4)	American Funds IS Growth-Income Fund Class 2

American Funds IS Asset Allocation Fund Class 2	American Funds IS High-Income Bond Fund Class 2

American Funds IS Global Growth Fund Class 2	American Funds IS International Fund Class 2

American Funds IS Growth Fund Class 2	AST SA Wellington Government and Quality Bond Portfolio Class 1 (4)

AST SA PGI Asset Allocation Portfolio Class 1 (4)	AST SA Wellington Government and Quality Bond Portfolio Class 3

AST SA Wellington Capital Appreciation Portfolio Class 1 (4)	EQ/Moderate Allocation Portfolio Class A (5)

AST SA Wellington Capital Appreciation Portfolio Class 3	BlackRock Capital Appreciation V.I. Fund Class I (2)

AXA Premier VIP Charter Multi-Sector Bond Portfolio Class A	BNY Mellon VIF Quality Bond Portfolio Initial Shares
(5)

BlackRock U.S. Government Bond V.I. Fund Class I (2) (7)	EQ/International Equity Index Portfolio Class 1A (5)

BlackRock Advantage U.S. Total Market V.I. Fund Class I (2)	EQ/Money Market Portfolio Class 1A (5)

BlackRock Basic Value V.I. Fund Class I (2)	Fidelity VIP Freedom 2030 Portfolio Service Class 2

BNY Mellon IP MidCap Stock Portfolio Initial Shares	Fidelity VIP Government Money Market Portfolio Initial Class (4) (6)

BNY Mellon Stock Index Fund, Inc. Initial Shares (4)	Fidelity VIP Government Money Market Portfolio Service Class 2

BNY Mellon VIF International Value Portfolio Initial Shares	Fidelity VIP Growth Portfolio Initial Class (4) (5) (6)

BNY Mellon VIF Opportunistic Small Cap Portfolio Initial	Fidelity VIP Growth Portfolio Service Class 2
Shares

EQ/Multimanager Aggressive Equity Portfolio Class 1A (5)	Fidelity VIP High Income Portfolio Initial Class (4) (6)

EQ/Common Stock Index Portfolio Class 1A (5)	Fidelity VIP Index 500 Portfolio Initial Class (5) (6)

Fidelity VIP Asset Manager Growth Portfolio Initial Class (6)	Fidelity VIP Investment Grade Bond Portfolio Initial Class (4) (5) (6)

Fidelity VIP Asset Manager Portfolio Initial Class (4) (6)	Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Asset Manager Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Initial Class (4) (6)

Fidelity VIP Balanced Portfolio Initial Class (2)	FTVIP Templeton Developing Markets VIP Fund Class 2 (2)

Fidelity VIP Contrafund Portfolio Initial Class (4) (5) (6)	FTVIP Templeton Foreign VIP Fund Class 2

PricewaterhouseCoopers LLP, 1000 Louisiana Street, Suite 5800, Houston, TX 77002

T: (713) 356 4000, F: (713) 356 4717, www.pwc.com/us

Fidelity VIP Contrafund Portfolio Service Class 2	FTVIP Templeton Growth VIP Fund Class 2 (2)

Fidelity VIP Equity-Income Portfolio Initial Class (6)	Goldman Sachs VIT U.S. Equity Insights Fund Institutional Shares (2)

Fidelity VIP Equity-Income Portfolio Service Class 2	Invesco V.I. Core Equity Fund Series I

Fidelity VIP Freedom 2020 Portfolio Service Class 2	Invesco V.I. Global Real Estate Fund Series I

Fidelity VIP Freedom 2025 Portfolio Service Class 2	Invesco V.I. Government Securities Fund Series I

FTVIP Franklin Mutual Shares VIP Fund Class 2	Invesco V.I. Growth and Income Fund Series I

FTVIP Franklin Small Cap Value VIP Fund Class 2	Invesco V.I. High Yield Fund Series I

FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	Invesco V.I. International Growth Fund Series I (4)

FTVIP Franklin U.S. Government Securities VIP Fund Class 2	Janus Henderson Global Research Portfolio Service Shares

Goldman Sachs VIT International Equity Insights Fund	Janus Henderson Overseas Portfolio Service Shares
Institutional Shares (2)

Goldman Sachs VIT Strategic Growth Fund Institutional Shares	JPMorgan Insurance Trust Small Cap Core Portfolio Class 1

Invesco Oppenheimer V.I. Conservative Balanced Fund Series I	JPMorgan Insurance Trust U.S. Equity Portfolio Class 1 (4)

Invesco Oppenheimer V.I. Global Fund Series I (4)	MFS VIT Research Series Initial Class (6)

Invesco Oppenheimer V.I. Global Strategic Income Fund Series	MFS VIT Total Return Series Initial Class (6)
I

Invesco Oppenheimer V.I. Main Street Fund Series I (4)	MFS VIT Utilities Series Initial Class (6)

Invesco V.I. American Franchise Fund Series I (4)	Morgan Stanley VIF Growth Portfolio Class I

Invesco V.I. American Value Fund Series I (2)	Morgan Stanley VIF Mid Cap Growth Portfolio Class I (2)

Janus Henderson Enterprise Portfolio Service Shares	Neuberger Berman AMT Short Duration Bond Portfolio Class I (4)

Janus Henderson Forty Portfolio Service Shares	Neuberger Berman AMT Sustainable Equity Portfolio Class I (4)

JPMorgan Insurance Trust Core Bond Portfolio Class 1 (4)	PIMCO Real Return Portfolio Administrative Class

JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	PIMCO Short-Term Portfolio Administrative Class

MFS VIT Growth Series Initial Class (6)	PIMCO Total Return Portfolio Administrative Class

MFS VIT Investors Trust Series Initial Class (6)	Pioneer Select Mid Cap Growth VCT Portfolio Class I

MFS VIT New Discovery Series Initial Class	Putnam VT International Value Fund Class IB

MFS VIT II Core Equity Portfolio Initial Class (6)	Putnam VT Small Cap Value Fund Class IB

Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I	Putnam VT Sustainable Leaders Fund Class IB
(2)

Morgan Stanley VIF Emerging Markets Equity Portfolio Class I	SAST SA JPMorgan Global Equities Portfolio Class 1 (4)
(2)

Neuberger Berman AMT Large Cap Value Portfolio Class I (1)	SAST SA JPMorgan MFS Core Bond Portfolio Class 1 (4)
(3)

Neuberger Berman AMT Mid Cap Growth Portfolio Class I	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1 (4)

PIMCO CommodityRealReturn Strategy Portfolio	SAST SA Legg Mason BW Large Cap Value Portfolio Class 1 (4)
Administrative Class

PIMCO Global Bond Opportunities Portfolio (Unhedged)	SAST SA MFS Blue Chip Growth Portfolio Class 1 (4)
Adminstrative Class

PIMCO High Yield Portfolio Administrative Class (2)	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1 (4)

PIMCO Long-Term U.S. Government Portfolio Administrative	SAST SA MFS Total Return Portfolio Class 1 (4)
Class (2)

Pioneer Fund VCT Portfolio Class I	SAST SA Morgan Stanley International Equities Portfolio Class 1 (4)

Pioneer Mid Cap Value VCT Portfolio Class I	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1 (4)

Putnam VT Diversified Income Fund Class IB	SAST SA PineBridge High-Yield Bond Portfolio Class 1 (4)

Putnam VT Equity Income Fund Class IB	SAST SA Putnam International Growth and Income Portfolio Class 1 (4)

Putnam VT Growth Opportunities Fund Class IB	SAST SA WellsCap Aggressive Growth Portfolio Class 1 (4)

SST SA Multi-Managed Mid Cap Value Portfolio Class 3	VALIC Company I Mid Cap Index Fund (5)

SAST SA AB Growth Portfolio Class 1 (4)	VALIC Company I Nasdaq-100 Index Fund (5)

SAST SA Columbia Technology Portfolio Class 1 (4)	VALIC Company I Science & Technology Fund (5)

SAST SA DFA Ultra Short Bond Portfolio Class 1 (4)	VALIC Company I Small Cap Index Fund

SAST SA Dogs of Wall Street Portfolio Class 1 (4)	VALIC Company I Stock Index Fund

SAST SA Federated Corporate Bond Portfolio Class 1 (4)	VALIC Company II U.S. Socially Responsible Fund

SAST SA Fidelity Institutional AM® Real Estate Portfolio Class	VanEck VIP Global Hard Assets Fund Initial Class (4)
1 (4)

SAST SA Goldman Sachs Global Bond Portfolio Class 1 (4)	Vanguard VIF Total Bond Market Index Portfolio (2)

SAST SA Invesco Growth Opportunities Portfolio Class 1 (4)	Vanguard VIF Total Stock Market Index Portfolio (2)

SAST SA Janus Focused Growth Portfolio Class 1 (4)

SAST SA JPMorgan Diversified Balanced Portfolio Class 1 (4)

SAST SA JPMorgan Emerging Markets Portfolio Class 1 (4)

SAST SA JPMorgan Equity-Income Portfolio Class 1 (4)

VALIC Company I Dynamic Allocation Fund

VALIC Company I Emerging Economies Fund

VALIC Company I Government Money Market I Fund

VALIC Company I International Equities Index Fund

VALIC Company I International Value Fund

VALIC Company II Mid Cap Value Fund

VALIC Company II Strategic Bond Fund

VanEck VIP Emerging Markets Fund Initial Class (4)

Vanguard VIF High Yield Bond Portfolio

Vanguard VIF Real Estate Index Portfolio

(1)

The Neuberger Berman AMT Large Cap Value Portfolio, in operation for the period January 1, 2018 to December 31, 2018 and January 1, 2019 to April 30, 2019 (cessation of operations) merged into the Neuberger Berman AMT Sustainable Equity Portfolio.

(2)	There is no respective statement of assets and liabilities and statement of operations and changes in net assets, since there was no activity for the periods presented.
(3)	Where there was a cessation of operations, only a statement of operations and changes in net assets is included for the respective period presented.
(4)

On November 29, 2019 sub-accounts of Separate Account II merged into the Separate Account VL-R. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 for the merged sub-accounts.

(5)

On November 29, 2019 sub-accounts of Separate Account VUL merged into the Separate Account VL-R. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 for the merged sub-accounts.

(6)

On November 29, 2019 sub-accounts of Separate Account VUL-2 merged into the Separate Account VL-R. Statements of operations and changes in net assets includes activity for the period November 29, 2019 (merger date) through December 31, 2019 for the merged sub-accounts.

(7)	The BlackRock II U.S. Government Bond V.I. Fund was reorganized into the BlackRock Variable Series Funds II, Inc. on September 17, 2018.

Basis for Opinions

These financial statements are the responsibility of American General Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the sub-accounts of Separate Account VL-R based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the sub-accounts of Separate Account VL-R in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2019 by correspondence with the transfer agents of the investee mutual funds and the custodians. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

We have served as the auditor of one or more of the sub-accounts of the AIG Life and Retirement Separate Account Group since at least 1994. We have not been able to determine the specific year we began serving as auditor.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)
			Company's
	Investments		General
Sub-accounts	at Fair Value		Account, Net	Net Assets
AB VPS Balanced Wealth Strategy Portfolio Class A	$179,548	$	- $	179,548
AB VPS Global Thematic Growth Portfolio Class A	1,308,315		-	1,308,315
AB VPS Growth and Income Portfolio Class A	1,773,682		-	1,773,682
AB VPS Intermediate Bond Portfolio Class A	26,241		-	26,241
AB VPS Large Cap Growth Portfolio Class A	24,275,029		945	24,275,974
AB VPS Small Cap Growth Portfolio Class A	565,922		-	565,922
Alger Capital Appreciation Portfolio Class I-2	9,351,752		-	9,351,752
Alger Mid Cap Growth Portfolio Class I-2	3,437,812		-	3,437,812
American Century VP Capital Appreciation Fund Class I	279,113		-	279,113
American Century VP Income & Growth Fund Class I	161,024		-	161,024
American Century VP Value Fund Class I	16,105,554		-	16,105,554
American Funds IS Asset Allocation Fund Class 2	3,594,184		-	3,594,184
American Funds IS Global Growth Fund Class 2	1,222,981		-	1,222,981
American Funds IS Growth Fund Class 2	3,701,516		-	3,701,516
American Funds IS Growth-Income Fund Class 2	3,966,295		-	3,966,295
American Funds IS High-Income Bond Fund Class 2	584,058		-	584,058
American Funds IS International Fund Class 2	946,867		-	946,867
AST SA PGI Asset Allocation Portfolio Class 1	282,038		-	282,038
AST SA Wellington Capital Appreciation Portfolio Class 1	4,396,176		-	4,396,176
AST SA Wellington Capital Appreciation Portfolio Class 3	411,439		-	411,439
AST SA Wellington Government and Quality Bond Portfolio Class 1	229,734		-	229,734
AST SA Wellington Government and Quality Bond Portfolio Class 3	134,230		-	134,230
AXA Premier VIP Charter Multi-Sector Bond Portfolio Class A	29,347		-	29,347
BNY Mellon IP MidCap Stock Portfolio Initial Shares	4,266,195		-	4,266,195
BNY Mellon Stock Index Fund, Inc. Initial Shares	5,123,079		-	5,123,079
BNY Mellon VIF International Value Portfolio Initial Shares	119,046		-	119,046
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	7,354,635		-	7,354,635
BNY Mellon VIF Quality Bond Portfolio Initial Shares	3,796,986		-	3,796,986
EQ/ Advisors Multimanager Aggressive Equity Portfolio Class 1A	768,854		-	768,854
EQ/Common Stock Index Portfolio Class 1A	2,584,070		-	2,584,070
EQ/International Equity Index Portfolio Class 1A	288,461		-	288,461
EQ/Moderate Allocation Portfolio Class A	556,912		-	556,912
EQ/Money Market Portfolio Class 1A	20,108		-	20,108
Fidelity VIP Asset Manager Growth Portfolio Initial Class	6,613,810		-	6,613,810
Fidelity VIP Asset Manager Portfolio Initial Class	11,362,509		-	11,362,509
Fidelity VIP Asset Manager Portfolio Service Class 2	4,263,300		-	4,263,300
Fidelity VIP Contrafund Portfolio Initial Class	42,751,380		-	42,751,380
Fidelity VIP Contrafund Portfolio Service Class 2	33,661,127		-	33,661,127
Fidelity VIP Equity-Income Portfolio Initial Class	31,909,561		-	31,909,561
Fidelity VIP Equity-Income Portfolio Service Class 2	18,088,082		-	18,088,082
Fidelity VIP Freedom 2020 Portfolio Service Class 2	390,288		-	390,288
Fidelity VIP Freedom 2025 Portfolio Service Class 2	791,771		-	791,771
Fidelity VIP Freedom 2030 Portfolio Service Class 2	3,031,071		-	3,031,071
Fidelity VIP Government Money Market Portfolio Initial Class	3,236,128		-	3,236,128
Fidelity VIP Government Money Market Portfolio Service Class 2	1,863,271		-	1,863,271
Fidelity VIP Growth Portfolio Initial Class	69,113,633		-	69,113,633
Fidelity VIP Growth Portfolio Service Class 2	22,218,119		-	22,218,119
Fidelity VIP High Income Portfolio Initial Class	2,291,072		-	2,291,072
Fidelity VIP Index 500 Portfolio Initial Class	39,733,040		-	39,733,040
Fidelity VIP Investment Grade Bond Portfolio Initial Class	3,004,195		-	3,004,195
Fidelity VIP Mid Cap Portfolio Service Class 2	9,728,732		-	9,728,732
Fidelity VIP Overseas Portfolio Initial Class	7,528,776		-	7,528,776
FTVIP Franklin Mutual Shares VIP Fund Class 2	6,990,565		-	6,990,565
FTVIP Franklin Small Cap Value VIP Fund Class 2	7,866,199		-	7,866,199
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	36,954		-	36,954
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	1,573,882		-	1,573,882
FTVIP Templeton Foreign VIP Fund Class 2	4,409,037		-	4,409,037
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	4,016,873		-	4,016,873
Invesco Oppenheimer V.I. Conservative Balanced Fund Series I	1,283,827		-	1,283,827
Invesco Oppenheimer V.I. Global Fund Series I	8,481,067		-	8,481,067
Invesco Oppenheimer V.I. Global Strategic Income Fund Series I	593		-	593
Invesco Oppenheimer V.I. Main Street Fund Series I	655,807		-	655,807
Invesco V.I. American Franchise Fund Series I	625,477		-	625,477

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)
			Company's
	Investments		General
Sub-accounts	at Fair Value		Account, Net	Net Assets
Invesco V.I. Core Equity Fund Series I	$ 8,163,616	$	- $	8,163,616
Invesco V.I. Global Real Estate Fund Series I	593,951		-	593,951
Invesco V.I. Government Securities Fund Series I	10,327		-	10,327
Invesco V.I. Growth and Income Fund Series I	10,106,364		-	10,106,364
Invesco V.I. High Yield Fund Series I	1,038,324		-	1,038,324
Invesco V.I. International Growth Fund Series I	8,415,497		-	8,415,497
Janus Henderson Enterprise Portfolio Service Shares	8,265,729		-	8,265,729
Janus Henderson Forty Portfolio Service Shares	881,536		-	881,536
Janus Henderson Global Research Portfolio Service Shares	3,288,452		-	3,288,452
Janus Henderson Overseas Portfolio Service Shares	7,210,325		-	7,210,325
JPMorgan Insurance Trust Core Bond Portfolio Class 1	1,919,775		-	1,919,775
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	735,488		-	735,488
JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	3,528,388		-	3,528,388
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1	348,551		-	348,551
MFS VIT Growth Series Initial Class	31,104,500		-	31,104,500
MFS VIT Investors Trust Series Initial Class	3,444,515		-	3,444,515
MFS VIT New Discovery Series Initial Class	6,929,746		-	6,929,746
MFS VIT Research Series Initial Class	9,550,685		-	9,550,685
MFS VIT Total Return Series Initial Class	5,026,339		-	5,026,339
MFS VIT Utilities Series Initial Class	8,484,108		-	8,484,108
MFS VIT II Core Equity Portfolio Initial Class	12,971,471		-	12,971,471
Morgan Stanley VIF Growth Portfolio Class I	4,708,577		-	4,708,577
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	6,866,553		-	6,866,553
Neuberger Berman AMT Short Duration Bond Portfolio Class I	62,253		-	62,253
Neuberger Berman AMT Sustainable Equity Portfolio Class I	401,076		4,773	405,849
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	638,851		-	638,851
PIMCO Global Bond Opportunities Portfolio (Unhedged) Adminstrative Class	379,069		-	379,069
PIMCO Real Return Portfolio Administrative Class	7,579,608		-	7,579,608
PIMCO Short-Term Portfolio Administrative Class	4,371,680		-	4,371,680
PIMCO Total Return Portfolio Administrative Class	12,898,225		-	12,898,225
Pioneer Fund VCT Portfolio Class I	1,719,428		-	1,719,428
Pioneer Mid Cap Value VCT Portfolio Class I	950,313		-	950,313
Pioneer Select Mid Cap Growth VCT Portfolio Class I	3,103,723		-	3,103,723
Putnam VT Diversified Income Fund Class IB	6,083,964		-	6,083,964
Putnam VT Equity Income Fund Class IB	14,038,302		-	14,038,302
Putnam VT Growth Opportunities Fund Class IB	237,590		-	237,590
Putnam VT International Value Fund Class IB	3,538,249		-	3,538,249
Putnam VT Small Cap Value Fund Class IB	193,870		-	193,870
Putnam VT Sustainable Leaders Fund Class IB	53,579		-	53,579
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	62,563		-	62,563
SAST SA AB Growth Portfolio Class 1	7,466,841		-	7,466,841
SAST SA Columbia Technology Portfolio Class 1	298,977		-	298,977
SAST SA DFA Ultra Short Bond Portfolio Class 1	541,676		-	541,676
SAST SA Dogs of Wall Street Portfolio Class 1	525,615		-	525,615
SAST SA Federated Corporate Bond Portfolio Class 1	382,383		-	382,383
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	391,975		-	391,975
SAST SA Goldman Sachs Global Bond Portfolio Class 1	329,522		-	329,522
SAST SA Invesco Growth Opportunities Portfolio Class 1	144,960		-	144,960
SAST SA Janus Focused Growth Portfolio Class 1	918,607		-	918,607
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	4,355,160		-	4,355,160
SAST SA JPMorgan Emerging Markets Portfolio Class 1	522,209		-	522,209
SAST SA JPMorgan Equity-Income Portfolio Class 1	3,013,363		-	3,013,363
SAST SA JPMorgan Global Equities Portfolio Class 1	425,973		-	425,973
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	67,971		-	67,971
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	3,754,790		-	3,754,790
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	2,603,629		-	2,603,629
SAST SA MFS Blue Chip Growth Portfolio Class 1	64,014		-	64,014
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	586,315		-	586,315
SAST SA MFS Total Return Portfolio Class 1	792,968		-	792,968
SAST SA Morgan Stanley International Equities Portfolio Class 1	499,102		-	499,102
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	648,366		-	648,366
SAST SA PineBridge High-Yield Bond Portfolio Class 1	317,204		-	317,204

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2019

			Due from
			(to)
			Company's
	Investments		General
Sub-accounts	at Fair Value		Account, Net	Net Assets
SAST SA Putnam International Growth and Income Portfolio Class 1	$498,755	$	- $	498,755
SAST SA WellsCap Aggressive Growth Portfolio Class 1	4,160,415		-	4,160,415
VALIC Company I Dynamic Allocation Fund	5,825,237		-	5,825,237
VALIC Company I Emerging Economies Fund	168,796		-	168,796
VALIC Company I Government Money Market I Fund	7,707,898		-	7,707,898
VALIC Company I International Equities Index Fund	3,145,594		-	3,145,594
VALIC Company I International Value Fund	85,546		-	85,546
VALIC Company I Mid Cap Index Fund	15,258,763		-	15,258,763
VALIC Company I Nasdaq-100 Index Fund	8,086,410		-	8,086,410
VALIC Company I Science & Technology Fund	5,447,113		-	5,447,113
VALIC Company I Small Cap Index Fund	7,697,084		-	7,697,084
VALIC Company I Stock Index Fund	23,486,571		-	23,486,571
VALIC Company II Mid Cap Value Fund	93,860		-	93,860
VALIC Company II Strategic Bond Fund	270,375		-	270,375
VALIC Company II U.S. Socially Responsible Fund	90,187		-	90,187
VanEck VIP Emerging Markets Fund Initial Class	173,208		-	173,208
VanEck VIP Global Hard Assets Fund Initial Class	122,467		-	122,467
Vanguard VIF High Yield Bond Portfolio	5,720,005		-	5,720,005
Vanguard VIF Real Estate Index Portfolio	14,240,366		-	14,240,366

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
AB VPS Balanced Wealth Strategy Portfolio Class A	17,534	$10.24	$179,548	$197,067	1
AB VPS Global Thematic Growth Portfolio Class A	39,031	33.52	1,308,315	827,633	1
AB VPS Growth and Income Portfolio Class A	58,537	30.30	1,773,682	1,525,836	1
AB VPS Intermediate Bond Portfolio Class A	2,446	10.73	26,241	26,769	1
AB VPS Large Cap Growth Portfolio Class A	396,262	61.26	24,275,029	20,767,525	1
AB VPS Small Cap Growth Portfolio Class A	28,410	19.92	565,922	480,150	1
Alger Capital Appreciation Portfolio Class I-2	115,554	80.93	9,351,752	8,777,117	1
Alger Mid Cap Growth Portfolio Class I-2	151,512	22.69	3,437,812	3,263,200	1
American Century VP Capital Appreciation Fund Class I	17,488	15.96	279,113	255,120	1
American Century VP Income & Growth Fund Class I	16,070	10.02	161,024	151,608	1
American Century VP Value Fund Class I	1,374,194	11.72	16,105,554	12,840,441	1
American Funds IS Asset Allocation Fund Class 2	151,080	23.79	3,594,184	3,405,881	1
American Funds IS Global Growth Fund Class 2	37,934	32.24	1,222,981	1,068,650	1
American Funds IS Growth Fund Class 2	45,942	80.57	3,701,516	3,408,495	1
American Funds IS Growth-Income Fund Class 2	79,199	50.08	3,966,295	3,772,479	1
American Funds IS High-Income Bond Fund Class 2	60,212	9.70	584,058	598,517	1
American Funds IS International Fund Class 2	45,566	20.78	946,867	897,802	1
AST SA PGI Asset Allocation Portfolio Class 1	20,031	14.08	282,038	286,264	1
AST SA Wellington Capital Appreciation Portfolio Class 1	100,830	43.60	4,396,176	4,345,815	1
AST SA Wellington Capital Appreciation Portfolio Class 3	10,480	39.26	411,439	423,309	1
AST SA Wellington Government and Quality Bond Portfolio Class 1	14,927	15.39	229,734	225,345	1
AST SA Wellington Government and Quality Bond Portfolio Class 3	8,745	15.35	134,230	130,676	1
AXA Premier VIP Charter Multi-Sector Bond Portfolio Class A	7,564	3.88	29,347	29,071	1
BNY Mellon IP MidCap Stock Portfolio Initial Shares	228,873	18.64	4,266,195	4,479,130	1
BNY Mellon Stock Index Fund, Inc. Initial Shares	85,456	59.95	5,123,079	3,474,185	1
BNY Mellon VIF International Value Portfolio Initial Shares	9,896	12.03	119,046	111,348	1
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	176,032	41.78	7,354,635	7,667,176	1
BNY Mellon VIF Quality Bond Portfolio Initial Shares	315,889	12.02	3,796,986	3,746,276	1
EQ/ Advisors Multimanager Aggressive Equity Portfolio Class 1A	11,525	66.71	768,854	507,502	1
EQ/Common Stock Index Portfolio Class 1A	70,464	36.67	2,584,070	1,502,596	1
EQ/International Equity Index Portfolio Class 1A	29,242	9.86	288,461	255,004	1
EQ/Moderate Allocation Portfolio Class A	39,601	14.06	556,912	549,055	1
EQ/Money Market Portfolio Class 1A	20,098	1.00	20,108	20,108	1
Fidelity VIP Asset Manager Growth Portfolio Initial Class	344,469	19.20	6,613,810	5,598,481	1
Fidelity VIP Asset Manager Portfolio Initial Class	746,061	15.23	11,362,509	11,161,993	1
Fidelity VIP Asset Manager Portfolio Service Class 2	287,672	14.82	4,263,300	4,325,467	1
Fidelity VIP Contrafund Portfolio Initial Class	1,150,158	37.17	42,751,380	32,976,947	1
Fidelity VIP Contrafund Portfolio Service Class 2	932,441	36.10	33,661,127	30,337,744	1
Fidelity VIP Equity-Income Portfolio Initial Class	1,342,430	23.77	31,909,561	27,537,226	1
Fidelity VIP Equity-Income Portfolio Service Class 2	783,034	23.10	18,088,082	16,819,353	1
Fidelity VIP Freedom 2020 Portfolio Service Class 2	28,038	13.92	390,288	367,715	1
Fidelity VIP Freedom 2025 Portfolio Service Class 2	52,056	15.21	791,771	728,145	1
Fidelity VIP Freedom 2030 Portfolio Service Class 2	199,544	15.19	3,031,071	2,706,150	1
Fidelity VIP Government Money Market Portfolio Initial Class	3,236,128	1.00	3,236,128	3,236,128	1
Fidelity VIP Government Money Market Portfolio Service Class 2	1,863,271	1.00	1,863,271	1,863,271	1
Fidelity VIP Growth Portfolio Initial Class	873,861	79.09	69,113,633	55,595,608	1
Fidelity VIP Growth Portfolio Service Class 2	286,945	77.43	22,218,119	17,073,369	1
Fidelity VIP High Income Portfolio Initial Class	421,929	5.43	2,291,072	2,321,335	1
Fidelity VIP Index 500 Portfolio Initial Class	124,030	320.35	39,733,040	19,239,813	1
Fidelity VIP Investment Grade Bond Portfolio Initial Class	228,109	13.17	3,004,195	2,921,803	1
Fidelity VIP Mid Cap Portfolio Service Class 2	306,417	31.75	9,728,732	9,940,902	1
Fidelity VIP Overseas Portfolio Initial Class	325,498	23.13	7,528,776	5,690,143	1
FTVIP Franklin Mutual Shares VIP Fund Class 2	371,641	18.81	6,990,565	7,360,273	1
FTVIP Franklin Small Cap Value VIP Fund Class 2	522,671	15.05	7,866,199	8,859,596	1
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	2,137	17.29	36,954	37,150	1
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	130,613	12.05	1,573,882	1,609,207	1
FTVIP Templeton Foreign VIP Fund Class 2	316,514	13.93	4,409,037	4,535,440	1
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	337,552	11.90	4,016,873	4,000,357	1
Invesco Oppenheimer V.I. Conservative Balanced Fund Series I	78,714	16.31	1,283,827	1,181,789	1
Invesco Oppenheimer V.I. Global Fund Series I	199,320	42.55	8,481,067	7,957,945	1
Invesco Oppenheimer V.I. Global Strategic Income Fund Series I	119	4.97	593	563	1
Invesco Oppenheimer V.I. Main Street Fund Series I	22,276	29.44	655,807	589,410	1
Invesco V.I. American Franchise Fund Series I	9,315	67.15	625,477	476,529	1
Invesco V.I. Core Equity Fund Series I	233,580	34.95	8,163,616	8,038,100	1
Invesco V.I. Global Real Estate Fund Series I	32,599	18.22	593,951	553,898	1
Invesco V.I. Government Securities Fund Series I	889	11.61	10,327	10,367	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
Invesco V.I. Growth and Income Fund Series I	529,406	$19.09	$10,106,364	$10,798,322	1
Invesco V.I. High Yield Fund Series I	191,927	5.41	1,038,324	1,046,963	1
Invesco V.I. International Growth Fund Series I	215,451	39.06	8,415,497	7,679,954	1
Janus Henderson Enterprise Portfolio Service Shares	103,412	79.93	8,265,729	6,412,377	1
Janus Henderson Forty Portfolio Service Shares	21,226	41.53	881,536	774,775	1
Janus Henderson Global Research Portfolio Service Shares	59,498	55.27	3,288,452	2,277,266	1
Janus Henderson Overseas Portfolio Service Shares	226,029	31.90	7,210,325	6,623,610	1
JPMorgan Insurance Trust Core Bond Portfolio Class 1	170,798	11.24	1,919,775	1,842,356	1
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	62,277	11.81	735,488	651,125	1
JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	153,142	23.04	3,528,388	3,440,189	1
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1	10,801	32.27	348,551	256,421	1
MFS VIT Growth Series Initial Class	523,645	59.40	31,104,500	20,073,351	1
MFS VIT Investors Trust Series Initial Class	103,532	33.27	3,444,515	2,596,889	1
MFS VIT New Discovery Series Initial Class	341,703	20.28	6,929,746	6,312,081	1
MFS VIT Research Series Initial Class	323,862	29.49	9,550,685	8,323,756	1
MFS VIT Total Return Series Initial Class	201,861	24.90	5,026,339	4,366,639	1
MFS VIT Utilities Series Initial Class	241,163	35.18	8,484,108	6,789,879	1
MFS VIT II Core Equity Portfolio Initial Class	522,832	24.81	12,971,471	12,110,770	1
Morgan Stanley VIF Growth Portfolio Class I	131,524	35.80	4,708,577	4,134,671	1
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	230,731	29.76	6,866,553	5,783,446	1
Neuberger Berman AMT Short Duration Bond Portfolio Class I	5,890	10.57	62,253	62,022	1
Neuberger Berman AMT Sustainable Equity Portfolio Class I	14,915	26.89	401,076	383,944	1
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	99,665	6.41	638,851	668,107	1
PIMCO Global Bond Opportunities Portfolio (Unhedged) Adminstrative Class	33,398	11.35	379,069	379,680	1
PIMCO Real Return Portfolio Administrative Class	599,653	12.64	7,579,608	7,680,822	1
PIMCO Short-Term Portfolio Administrative Class	423,612	10.32	4,371,680	4,371,413	1
PIMCO Total Return Portfolio Administrative Class	1,170,438	11.02	12,898,225	12,780,320	1
Pioneer Fund VCT Portfolio Class I	115,012	14.95	1,719,428	1,736,090	1
Pioneer Mid Cap Value VCT Portfolio Class I	51,480	18.46	950,313	984,020	1
Pioneer Select Mid Cap Growth VCT Portfolio Class I	106,584	29.12	3,103,723	2,880,175	1
Putnam VT Diversified Income Fund Class IB	970,329	6.27	6,083,964	6,428,399	1
Putnam VT Equity Income Fund Class IB	522,258	26.88	14,038,302	12,454,469	1
Putnam VT Growth Opportunities Fund Class IB	21,063	11.28	237,590	171,976	1
Putnam VT International Value Fund Class IB	342,854	10.32	3,538,249	3,482,370	1
Putnam VT Small Cap Value Fund Class IB	19,843	9.77	193,870	235,639	1
Putnam VT Sustainable Leaders Fund Class IB	1,383	38.74	53,579	41,555	1
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	3,869	16.17	62,563	65,098	1
SAST SA AB Growth Portfolio Class 1	148,034	50.44	7,466,841	5,987,496	1
SAST SA Columbia Technology Portfolio Class 1	38,038	7.86	298,977	202,414	1
SAST SA DFA Ultra Short Bond Portfolio Class 1	50,909	10.64	541,676	538,671	1
SAST SA Dogs of Wall Street Portfolio Class 1	36,808	14.28	525,615	452,168	1
SAST SA Federated Corporate Bond Portfolio Class 1	28,241	13.54	382,383	369,283	1
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	28,261	13.87	391,975	406,103	1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	29,395	11.21	329,522	330,452	1
SAST SA Invesco Growth Opportunities Portfolio Class 1	16,586	8.74	144,960	144,137	1
SAST SA Janus Focused Growth Portfolio Class 1	55,842	16.45	918,607	709,750	1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	228,138	19.09	4,355,160	4,339,880	1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	60,863	8.58	522,209	490,791	1
SAST SA JPMorgan Equity-Income Portfolio Class 1	82,899	36.35	3,013,363	2,401,856	1
SAST SA JPMorgan Global Equities Portfolio Class 1	22,719	18.75	425,973	424,241	1
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	7,372	9.22	67,971	66,749	1
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	190,502	19.71	3,754,790	3,056,414	1
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	124,695	20.88	2,603,629	2,659,693	1
SAST SA MFS Blue Chip Growth Portfolio Class 1	4,742	13.50	64,014	45,128	1
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	24,471	23.96	586,315	488,525	1
SAST SA MFS Total Return Portfolio Class 1	41,193	19.25	792,968	714,497	1
SAST SA Morgan Stanley International Equities Portfolio Class 1	48,836	10.22	499,102	466,988	1
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	28,740	22.56	648,366	459,526	1
SAST SA PineBridge High-Yield Bond Portfolio Class 1	57,990	5.47	317,204	331,435	1
SAST SA Putnam International Growth and Income Portfolio Class 1	49,776	10.02	498,755	476,487	1
SAST SA WellsCap Aggressive Growth Portfolio Class 1	178,405	23.32	4,160,415	3,199,983	1
VALIC Company I Dynamic Allocation Fund	454,387	12.82	5,825,237	5,438,818	1
VALIC Company I Emerging Economies Fund	18,987	8.89	168,796	152,467	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

SCHEDULE OF PORTFOLIO INVESTMENTS

December 31, 2019

		Net Asset
		Value per	Shares at Fair	Cost of Shares
Sub-accounts	Shares	Share	Value	Held	Level*
VALIC Company I Government Money Market I Fund	7,707,898	$1.00	$7,707,898	$7,707,899	1
VALIC Company I International Equities Index Fund	414,439	7.59	3,145,594	2,911,821	1
VALIC Company I International Value Fund	8,453	10.12	85,546	83,471	1
VALIC Company I Mid Cap Index Fund	564,930	27.01	15,258,763	14,332,959	1
VALIC Company I Nasdaq-100 Index Fund	467,423	17.30	8,086,410	5,456,774	1
VALIC Company I Science & Technology Fund	178,594	30.50	5,447,113	4,732,495	1
VALIC Company I Small Cap Index Fund	358,004	21.50	7,697,084	7,189,496	1
VALIC Company I Stock Index Fund	504,870	46.52	23,486,571	18,137,561	1
VALIC Company II Mid Cap Value Fund	4,906	19.13	93,860	98,930	1
VALIC Company II Strategic Bond Fund	23,552	11.48	270,375	262,974	1
VALIC Company II U.S. Socially Responsible Fund	3,718	24.26	90,187	79,968	1
VanEck VIP Emerging Markets Fund Initial Class	11,440	15.14	173,208	144,773	1
VanEck VIP Global Hard Assets Fund Initial Class	6,432	19.04	122,467	158,719	1
Vanguard VIF High Yield Bond Portfolio	698,413	8.19	5,720,005	5,492,661	1
Vanguard VIF Real Estate Index Portfolio	1,036,417	13.74	14,240,366	13,244,516	1

*Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AB VPS	AB VPS
	Balanced	Global	AB VPS		AB VPS
	Wealth	Thematic	Growth and	AB VPS	Large Cap
	Strategy	Growth	Income	Intermediate	Growth
	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio
	Class A	Class A	Class A	Class A	Class A
For the Year Ended December 31, 2019
From operations:
Mortality and expense risk and administrative charges	$(78)	$(455)	$(771)	$(11)	$(10,323)
Net investment income (loss)	(78)	(455)	(771)	(11)	(10,323)
Net realized gain (loss)	(194)	2,684	3,434	(47)	18,569
Change in unrealized appreciation (depreciation) of investments	3,707	33,980	19,376	46	591,950
Increase (decrease) in net assets from operations	3,435	36,209	22,039	(12)	600,196
From contract transactions:
Payments received from contract owners	1,336	7,421	8,645	730	6,350
Payments for contract benefits or terminations	-	(3,234)	-	-	(19,836)
Policy loans	-	22	87	-	(182)
Transfers between sub-accounts (including fixed account), net	1	(18)	58	(1)	(161)
Contract maintenance charges	(1,258)	(6,006)	(11,168)	(397)	(17,024)
Increase (decrease) in net assets from contract transactions	79	(1,815)	(2,378)	332	(30,853)

Increase in net assets from separate account merger	176,034	1,273,921	1,754,021	25,921	23,706,631
Increase (decrease) in net assets	179,548	1,308,315	1,773,682	26,241	24,275,974
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$179,548	$1,308,315	$1,773,682	$26,241	$24,275,974
Beginning units	-	-	-	-	-
Units issued	69	329	117	48	196
Units redeemed	(65)	(534)	(148)	(26)	(1,025)
Units transferred in from separate account merger	9,131	54,580	23,181	1,710	513,957
Ending units	9,135	54,375	23,150	1,732	513,128
For the Year Ended December 31, 2018
From operations:
Mortality and expense risk and administrative charges	$-	$-	$-	$-	$-
Net investment income (loss)	-	-	-	-	-
Net realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	-	-	-	-	-
Increase (decrease) in net assets from operations	-	-	-	-	-
From contract transactions:
Payments received from contract owners	-	-	-	-	-
Payments for contract benefits or terminations	-	-	-	-	-
Policy loans	-	-	-	-	-
Transfers between sub-accounts (including fixed account), net	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-
Increase (decrease) in net assets from contract transactions	-	-	-	-	-
Increase (decrease) in net assets	-	-	-	-	-
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$-	$-	$-	$-	$-
Beginning units	-	-	-	-	-
Units issued	-	-	-	-	-
Units redeemed	-	-	-	-	-
Ending units	-	-	-	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				American	American
	AB VPS Small	Alger Capital	Alger Mid Cap	Century VP	Century VP
	Cap Growth	Appreciation	Growth	Capital	Income &
	Portfolio	Portfolio	Portfolio	Appreciation	Growth Fund
	Class A	Class I-2	Class I-2	Fund Class I	Class I
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$-	$713
Mortality and expense risk and administrative charges	$(245)	$(33,139)	$(14,040)	$(24)	$(14)
Net investment income (loss)	(245)	(33,139)	(14,040)	(24)	699
Net realized gain (loss)	(54)	94,621	71,408	69	102
Capital gain distribution from mutual funds	-	1,017,862	371,053	-	-
Change in unrealized appreciation (depreciation) of investments	10,000	1,294,791	376,967	3,776	2,606
Increase (decrease) in net assets from operations	9,701	2,374,135	805,388	3,821	3,407
From contract transactions:
Payments received from contract owners	774	363,304	181,976	735	1,116
Payments for contract benefits or terminations	-	(299,319)	(153,937)	-	-
Policy loans	(81)	(18,528)	(18,732)	-	(5)
Transfers between sub-accounts (including fixed account), net	5	(177,337)	26,951	6	2
Contract maintenance charges	(1,933)	(247,059)	(141,729)	(1,013)	(607)
Increase (decrease) in net assets from contract transactions	(1,235)	(378,939)	(105,471)	(272)	506

Increase in net assets from separate account merger	557,456	-	-	275,564	157,111
Increase (decrease) in net assets	565,922	1,995,196	699,917	279,113	161,024
Net assets at beginning of period	-	7,356,556	2,737,895	-	-
Net assets at end of period	$565,922	$9,351,752	$3,437,812	$279,113	$161,024
Beginning units	-	302,218	168,792	-	-
Units issued	21	26,142	12,646	26	42
Units redeemed	(47)	(36,993)	(17,314)	(35)	(23)
Units transferred in from separate account merger	11,680	-	-	8,298	5,954
Ending units	11,654	291,367	164,124	8,289	5,973
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$6,846	$-	$-	$-
Mortality and expense risk and administrative charges	-	(35,412)	(15,272)	-	-
Net investment income (loss)	-	(28,566)	(15,272)	-	-
Net realized gain (loss)	-	409,107	432,143	-	-
Capital gain distribution from mutual funds	-	1,310,404	430,316	-	-
Change in unrealized appreciation (depreciation) of investments	-	(1,663,311)	(1,045,698)	-	-
Increase (decrease) in net assets from operations	-	27,634	(198,511)	-	-
From contract transactions:
Payments received from contract owners	-	366,615	174,140	-	-
Payments for contract benefits or terminations	-	(847,573)	(308,278)	-	-
Policy loans	-	(5,480)	(184,657)	-	-
Transfers between sub-accounts (including fixed account), net	-	(97,008)	(3,146)	-	-
Contract maintenance charges	-	(239,333)	(136,447)	-	-
Increase (decrease) in net assets from contract transactions	-	(822,779)	(458,388)	-	-
Increase (decrease) in net assets	-	(795,145)	(656,899)	-	-
Net assets at beginning of period	-	8,151,701	3,394,794	-	-
Net assets at end of period	$-	$7,356,556	$2,737,895	$-	$-
Beginning units	-	322,741	184,834	-	-
Units issued	-	43,445	48,463	-	-
Units redeemed	-	(63,968)	(64,505)	-	-
Ending units	-	302,218	168,792	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		American			American
	American	Funds IS	American	American	Funds IS
	Century VP	Asset	Funds IS	Funds IS	Growth-
	Value Fund	Allocation	Global Growth	Growth Fund	Income Fund
	Class I	Fund Class 2	Fund Class 2	Class 2	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$315,104	$63,181	$12,055	$23,736	$56,707
Mortality and expense risk and administrative charges	(63,179)	(8,872)	(2,460)	(7,021)	(7,575)
Net investment income (loss)	251,925	54,309	9,595	16,715	49,132
Net realized gain (loss)	536,114	4,974	14,385	6,492	4,399
Capital gain distribution from mutual funds	855,900	151,400	51,844	277,910	275,949
Change in unrealized appreciation (depreciation) of investments	1,833,298	351,790	209,246	415,436	322,782
Increase (decrease) in net assets from operations	3,477,237	562,473	285,070	716,553	652,262
From contract transactions:
Payments received from contract owners	666,270	500,482	246,769	728,619	1,040,448
Payments for contract benefits or terminations	(658,241)	(52,822)	(14,527)	(8,366)	(10,965)
Policy loans	(61,735)	(2,008)	40	(940)	(2,202)
Transfers between sub-accounts (including fixed account), net	(157,833)	718,059	127,832	948,336	750,982
Contract maintenance charges	(699,608)	(458,604)	(149,848)	(453,501)	(525,907)
Increase (decrease) in net assets from contract transactions	(911,147)	705,107	210,266	1,214,148	1,252,356

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	2,566,090	1,267,580	495,336	1,930,701	1,904,618
Net assets at beginning of period	13,539,464	2,326,604	727,645	1,770,815	2,061,677
Net assets at end of period	$16,105,554	$3,594,184	$1,222,981	$3,701,516	$3,966,295
Beginning units	691,816	197,083	61,468	138,504	158,287
Units issued	40,392	96,013	32,356	118,622	141,475
Units redeemed	(79,786)	(33,671)	(15,123)	(30,581)	(45,273)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	652,422	259,425	78,701	226,545	254,489
For the Year Ended December 31, 2018
From operations:
Dividends	$260,761	$39,540	$5,099	$7,269	$28,336
Mortality and expense risk and administrative charges	(68,954)	(6,188)	(1,563)	(3,092)	(4,708)
Net investment income (loss)	191,807	33,352	3,536	4,177	23,628
Net realized gain (loss)	864,988	20,304	27,299	23,030	50,769
Capital gain distribution from mutual funds	1,018	87,295	40,158	103,509	119,796
Change in unrealized appreciation (depreciation) of investments	(2,479,234)	(270,411)	(139,002)	(216,155)	(257,155)
Increase (decrease) in net assets from operations	(1,421,421)	(129,460)	(68,009)	(85,439)	(62,962)
From contract transactions:
Payments received from contract owners	754,379	437,362	162,561	336,432	648,304
Payments for contract benefits or terminations	(1,305,026)	(714)	(27,690)	(12,178)	(33,894)
Policy loans	(25,252)	(3,326)	14	408	11
Transfers between sub-accounts (including fixed account), net	(273,344)	918,363	196,053	969,100	369,464
Contract maintenance charges	(745,914)	(369,406)	(72,365)	(249,289)	(323,855)
Increase (decrease) in net assets from contract transactions	(1,595,157)	982,279	258,573	1,044,473	660,030
Increase (decrease) in net assets	(3,016,578)	852,819	190,564	959,034	597,068
Net assets at beginning of period	16,556,042	1,473,785	537,081	811,781	1,464,609
Net assets at end of period	$13,539,464	$2,326,604	$727,645	$1,770,815	$2,061,677
Beginning units	761,205	110,852	37,874	52,954	102,846
Units issued	60,971	108,959	34,876	102,941	98,674
Units redeemed	(130,360)	(22,728)	(11,282)	(17,391)	(43,233)
Ending units	691,816	197,083	61,468	138,504	158,287

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				AST SA	AST SA
	American		AST SA PGI	Wellington	Wellington
	Funds IS	American	Asset	Capital	Capital
	High-Income	Funds IS	Allocation	Appreciation	Appreciation
	Bond Fund	International	Portfolio	Portfolio	Portfolio
	Class 2	Fund Class 2	Class 1	Class 1	Class 3
For the Year Ended December 31, 2019
From operations:
Dividends	$33,980	$12,575	$-	$-	$-
Mortality and expense risk and administrative charges	(1,355)	(1,884)	(51)	(681)	(827)
Net investment income (loss)	32,625	10,691	(51)	(681)	(827)
Net realized gain (loss)	(3,580)	(5,647)	301	(34)	2,126
Capital gain distribution from mutual funds	-	16,879	-	-	58,903
Change in unrealized appreciation (depreciation) of investments	22,395	122,664	4,951	(2,274)	18,460
Increase (decrease) in net assets from operations	51,440	144,587	5,201	(2,989)	78,662
From contract transactions:
Payments received from contract owners	129,047	173,530	1,251	9,774	85,087
Payments for contract benefits or terminations	(6,040)	(4,402)	(2,241)	(10,525)	(3,028)
Policy loans	(7,897)	-	-	109	(1,122)
Transfers between sub-accounts (including fixed account), net	124,726	210,812	3	16	63,202
Contract maintenance charges	(68,682)	(103,452)	(1,786)	(13,349)	(44,247)
Increase (decrease) in net assets from contract transactions	171,154	276,488	(2,773)	(13,975)	99,892

Increase in net assets from separate account merger	-	-	279,610	4,413,140	-
Increase (decrease) in net assets	222,594	421,075	282,038	4,396,176	178,554
Net assets at beginning of period	361,464	525,792	-	-	232,885
Net assets at end of period	$584,058	$946,867	$282,038	$4,396,176	$411,439
Beginning units	34,077	51,672	-	-	16,776
Units issued	25,814	35,815	41	187	11,343
Units redeemed	(10,011)	(10,416)	(131)	(491)	(4,215)
Units transferred in from separate account merger	-	-	9,263	81,941	-
Ending units	49,880	77,071	9,173	81,637	23,904
For the Year Ended December 31, 2018
From operations:
Dividends	$21,368	$9,126	$-	$-	$-
Mortality and expense risk and administrative charges	(867)	(1,064)	-	-	(577)
Net investment income (loss)	20,501	8,062	-	-	(577)
Net realized gain (loss)	1,422	30,503	-	-	11,033
Capital gain distribution from mutual funds	-	14,148	-	-	27,151
Change in unrealized appreciation (depreciation) of investments	(32,358)	(116,553)	-	-	(43,556)
Increase (decrease) in net assets from operations	(10,435)	(63,840)	-	-	(5,949)
From contract transactions:
Payments received from contract owners	68,368	84,362	-	-	41,301
Payments for contract benefits or terminations	(11,964)	(14,711)	-	-	(16,527)
Policy loans	5	-	-	-	-
Transfers between sub-accounts (including fixed account), net	102,917	166,959	-	-	75,806
Contract maintenance charges	(50,101)	(59,467)	-	-	(24,279)
Increase (decrease) in net assets from contract transactions	109,225	177,143	-	-	76,301
Increase (decrease) in net assets	98,790	113,303	-	-	70,352
Net assets at beginning of period	262,674	412,489	-	-	162,533
Net assets at end of period	$361,464	$525,792	$-	$-	$232,885
Beginning units	23,439	32,925	-	-	10,103
Units issued	16,901	36,745	-	-	9,763
Units redeemed	(6,263)	(17,998)	-	-	(3,090)
Ending units	34,077	51,672	-	-	16,776

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	AST SA	AST SA
	Wellington	Wellington	AXA Premier	BNY Mellon
	Government	Government	VIP Charter	IP MidCap	BNY Mellon
	and Quality	and Quality	Multi-Sector	Stock	Stock Index
	Bond Portfolio	Bond Portfolio	Bond Portfolio	Portfolio Initial	Fund, Inc.
	Class 1	Class 3	Class A	Shares	Initial Shares
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$2,979	$610	$27,590	$21,254
Mortality and expense risk and administrative charges	(50)	(314)	(19)	(18,321)	(1,547)
Net investment income (loss)	(50)	2,665	591	9,269	19,707
Net realized gain (loss)	41	908	6	(56,496)	10,497
Capital gain distribution from mutual funds	-	-	-	305,376	-
Change in unrealized appreciation (depreciation) of investments	(635)	4,544	(544)	495,134	117,087
Increase (decrease) in net assets from operations	(644)	8,117	53	753,283	147,291
From contract transactions:
Payments received from contract owners	2,176	21,293	224	190,372	16,404
Payments for contract benefits or terminations	-	-	-	(196,715)	(6,024)
Policy loans	-	(14,854)	-	(14,876)	314
Transfers between sub-accounts (including fixed account), net	(1)	26,987	(1)	(159,326)	173
Contract maintenance charges	(1,878)	(23,831)	(493)	(276,706)	(21,414)
Increase (decrease) in net assets from contract transactions	297	9,595	(270)	(457,251)	(10,547)

Increase in net assets from separate account merger	230,081	-	29,564	-	4,986,335
Increase (decrease) in net assets	229,734	17,712	29,347	296,032	5,123,079
Net assets at beginning of period	-	116,518	-	3,970,163	-
Net assets at end of period	$229,734	$134,230	$29,347	$4,266,195	$5,123,079
Beginning units	-	11,300	-	202,332	-
Units issued	108	4,353	1	16,988	393
Units redeemed	(93)	(3,411)	(2)	(36,143)	(504)
Units transferred in from separate account merger	11,428	-	89	-	112,715
Ending units	11,443	12,242	88	183,177	112,604
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$1,812	$-	$28,014	$-
Mortality and expense risk and administrative charges	-	(225)	-	(21,129)	-
Net investment income (loss)	-	1,587	-	6,885	-
Net realized gain (loss)	-	(706)	-	71,741	-
Capital gain distribution from mutual funds	-	35	-	574,389	-
Change in unrealized appreciation (depreciation) of investments	-	(1,049)	-	(1,412,062)	-
Increase (decrease) in net assets from operations	-	(133)	-	(759,047)	-
From contract transactions:
Payments received from contract owners	-	20,448	-	196,637	-
Payments for contract benefits or terminations	-	-	-	(239,028)	-
Policy loans	-	-	-	(7,618)	-
Transfers between sub-accounts (including fixed account), net	-	37,099	-	134,675	-
Contract maintenance charges	-	(20,281)	-	(385,446)	-
Increase (decrease) in net assets from contract transactions	-	37,266	-	(300,780)	-
Increase (decrease) in net assets	-	37,133	-	(1,059,827)	-
Net assets at beginning of period	-	79,385	-	5,029,990	-
Net assets at end of period	$-	$116,518	$-	$3,970,163	$-
Beginning units	-	7,570	-	215,289	-
Units issued	-	6,813	-	15,753	-
Units redeemed	-	(3,083)	-	(28,710)	-
Ending units	-	11,300	-	202,332	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	BNY Mellon	BNY Mellon		EQ/ Advisors
	VIF	VIF		Multimanager
	International	Opportunistic	BNY Mellon	Aggressive	EQ/Common
	Value	Small Cap	VIF Quality	Equity	Stock Index
	Portfolio Initial	Portfolio Initial	Bond Portfolio	Portfolio	Portfolio
	Shares	Shares	Initial Shares	Class 1A	Class 1A
For the Year Ended December 31, 2019
From operations:
Dividends	$2,331	$-	$70,859	$5,448	$34,509
Mortality and expense risk and administrative charges	(149)	(30,938)	(17,511)	(499)	(1,675)
Net investment income (loss)	2,182	(30,938)	53,348	4,949	32,834
Net realized gain (loss)	(1,695)	113,282	(35,431)	1,681	5,527
Capital gain distribution from mutual funds	-	1,219,067	-	55,539	85,443
Change in unrealized appreciation (depreciation) of investments	23,068	32,900	261,417	(48,160)	(55,310)
Increase (decrease) in net assets from operations	23,555	1,334,311	279,334	14,009	68,494
From contract transactions:
Payments received from contract owners	9,580	385,898	270,168	2,257	5,487
Payments for contract benefits or terminations	(30,250)	(368,234)	(479,802)	-	-
Policy loans	(254)	(45,624)	(86,257)	50	(363)
Transfers between sub-accounts (including fixed account), net	3,958	56,899	50,576	(1)	1
Contract maintenance charges	(5,147)	(416,193)	(333,727)	(3,915)	(12,075)
Increase (decrease) in net assets from contract transactions	(22,113)	(387,254)	(579,042)	(1,609)	(6,950)

Increase in net assets from separate account merger	-	-	-	756,454	2,522,526
Increase (decrease) in net assets	1,442	947,057	(299,708)	768,854	2,584,070
Net assets at beginning of period	117,604	6,407,578	4,096,694	-	-
Net assets at end of period	$119,046	$7,354,635	$3,796,986	$768,854	$2,584,070
Beginning units	10,940	345,984	298,292	-	-
Units issued	2,641	24,712	28,209	9	10
Units redeemed	(4,750)	(43,583)	(69,591)	(27)	(73)
Units transferred in from separate account merger	-	-	-	8,680	23,047
Ending units	8,831	327,113	256,910	8,662	22,984
For the Year Ended December 31, 2018
From operations:
Dividends	$2,385	$-	$124,122	$-	$-
Mortality and expense risk and administrative charges	(292)	(37,347)	(20,722)	-	-
Net investment income (loss)	2,093	(37,347)	103,400	-	-
Net realized gain (loss)	8,105	285,707	(42,742)	-	-
Capital gain distribution from mutual funds	-	1,395,678	-	-	-
Change in unrealized appreciation (depreciation) of investments	(34,101)	(3,191,794)	(206,089)	-	-
Increase (decrease) in net assets from operations	(23,903)	(1,547,756)	(145,431)	-	-
From contract transactions:
Payments received from contract owners	10,276	407,667	282,291	-	-
Payments for contract benefits or terminations	(9,465)	(367,016)	(196,816)	-	-
Policy loans	193	(70,404)	(2,382)	-	-
Transfers between sub-accounts (including fixed account), net	(238)	120,188	(239,676)	-	-
Contract maintenance charges	(5,072)	(450,321)	(428,090)	-	-
Increase (decrease) in net assets from contract transactions	(4,306)	(359,886)	(584,673)	-	-
Increase (decrease) in net assets	(28,209)	(1,907,642)	(730,104)	-	-
Net assets at beginning of period	145,813	8,315,220	4,826,798	-	-
Net assets at end of period	$117,604	$6,407,578	$4,096,694	$-	$-
Beginning units	11,834	361,865	341,206	-	-
Units issued	8,454	22,739	21,087	-	-
Units redeemed	(9,348)	(38,620)	(64,001)	-	-
Ending units	10,940	345,984	298,292	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				Fidelity VIP
				Asset	Fidelity VIP
	EQ/Internatio	EQ/Moderate	EQ/Money	Manager	Asset
	nal Equity	Allocation	Market	Growth	Manager
	Index Portfolio	Portfolio	Portfolio	Portfolio Initial	Portfolio Initial
	Class 1A	Class A	Class 1A	Class	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$7,640	$8,700	$16	$97,638	$194,448
Mortality and expense risk and administrative charges	(187)	(364)	(13)	(4,299)	(7,200)
Net investment income (loss)	7,453	8,336	3	93,339	187,248
Net realized gain (loss)	451	267	-	20,162	5,501
Capital gain distribution from mutual funds	-	7,891	-	12,205	15,409
Change in unrealized appreciation (depreciation) of investments	717	(8,428)	-	51,277	17,452
Increase (decrease) in net assets from operations	8,621	8,066	3	176,983	225,610
From contract transactions:
Payments received from contract owners	1,130	2,693	342	37,593	60,770
Payments for contract benefits or terminations	-	-	-	(59,032)	(38,156)
Policy loans	51	(206)	-	(6,965)	(22,797)
Transfers between sub-accounts (including fixed account), net	-	(2)	(1)	(1)	9
Contract maintenance charges	(2,018)	(6,139)	(268)	(43,370)	(88,215)
Increase (decrease) in net assets from contract transactions	(837)	(3,654)	73	(71,775)	(88,389)

Increase in net assets from separate account merger	280,677	552,500	20,032	6,508,602	11,225,288
Increase (decrease) in net assets	288,461	556,912	20,108	6,613,810	11,362,509
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$288,461	$556,912	$20,108	$6,613,810	$11,362,509
Beginning units	-	-	-	-	-
Units issued	1	2	2	11	79
Units redeemed	(3)	(9)	(2)	(178)	(309)
Units transferred in from separate account merger	653	1,074	111	15,152	41,460
Ending units	651	1,067	111	14,985	41,230
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$-	$-	$-	$-
Mortality and expense risk and administrative charges	-	-	-	-	-
Net investment income (loss)	-	-	-	-	-
Net realized gain (loss)	-	-	-	-	-
Capital gain distribution from mutual funds	-	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	-	-	-	-	-
Increase (decrease) in net assets from operations	-	-	-	-	-
From contract transactions:
Payments received from contract owners	-	-	-	-	-
Payments for contract benefits or terminations	-	-	-	-	-
Policy loans	-	-	-	-	-
Transfers between sub-accounts (including fixed account), net	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-
Increase (decrease) in net assets from contract transactions	-	-	-	-	-
Increase (decrease) in net assets	-	-	-	-	-
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$-	$-	$-	$-	$-
Beginning units	-	-	-	-	-
Units issued	-	-	-	-	-
Units redeemed	-	-	-	-	-
Ending units	-	-	-	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Fidelity VIP
	Asset		Fidelity VIP		Fidelity VIP
	Manager	Fidelity VIP	Contrafund	Fidelity VIP	Equity-Income
	Portfolio	Contrafund	Portfolio	Equity-Income	Portfolio
	Service Class	Portfolio Initial	Service Class	Portfolio Initial	Service Class
	2	Class	2	Class	2
For the Year Ended December 31, 2019
From operations:
Dividends	$65,326	$146,805	$68,216	$485,945	$307,380
Mortality and expense risk and administrative charges	(18,281)	(26,979)	(129,573)	(20,743)	(69,534)
Net investment income (loss)	47,045	119,826	(61,357)	465,202	237,846
Net realized gain (loss)	(62,766)	171,081	325,889	56,480	(5,933)
Capital gain distribution from mutual funds	170,625	-	3,642,664	55,764	1,089,321
Change in unrealized appreciation (depreciation) of investments	493,915	713,756	4,397,054	299,398	2,574,852
Increase (decrease) in net assets from operations	648,819	1,004,663	8,304,250	876,844	3,896,086
From contract transactions:
Payments received from contract owners	285,620	137,965	1,609,902	132,367	922,401
Payments for contract benefits or terminations	(101,660)	(139,157)	(1,951,654)	(108,334)	(659,318)
Policy loans	(3,265)	(37,417)	(418,498)	(46,282)	(89,814)
Transfers between sub-accounts (including fixed account), net	(47,103)	(204,668)	(512,995)	(8)	(63,038)
Contract maintenance charges	(300,012)	(182,566)	(1,762,861)	(190,684)	(922,742)
Increase (decrease) in net assets from contract transactions	(166,420)	(425,843)	(3,036,106)	(212,941)	(812,511)

Increase in net assets from separate account merger	-	42,172,560	-	31,245,658	-
Increase (decrease) in net assets	482,399	42,751,380	5,268,144	31,909,561	3,083,575
Net assets at beginning of period	3,780,901	-	28,392,983	-	15,004,507
Net assets at end of period	$4,263,300	$42,751,380	$33,661,127	$31,909,561	$18,088,082
Beginning units	258,595	-	1,512,166	-	917,967
Units issued	30,623	151	113,630	70	67,324
Units redeemed	(41,882)	(4,650)	(241,154)	(2,194)	(102,663)
Units transferred in from separate account merger	-	445,061	-	315,347	-
Ending units	247,336	440,562	1,384,642	313,223	882,628
For the Year Ended December 31, 2018
From operations:
Dividends	$61,021	$-	$142,561	$-	$346,425
Mortality and expense risk and administrative charges	(19,926)	-	(141,076)	-	(73,257)
Net investment income (loss)	41,095	-	1,485	-	273,168
Net realized gain (loss)	(52,826)	-	1,020,086	-	172,399
Capital gain distribution from mutual funds	145,905	-	2,940,930	-	808,618
Change in unrealized appreciation (depreciation) of investments	(379,970)	-	(5,990,205)	-	(2,734,734)
Increase (decrease) in net assets from operations	(245,796)	-	(2,027,704)	-	(1,480,549)
From contract transactions:
Payments received from contract owners	297,719	-	1,624,260	-	865,446
Payments for contract benefits or terminations	(355,118)	-	(2,094,141)	-	(814,655)
Policy loans	(98,209)	-	(203,241)	-	(29,974)
Transfers between sub-accounts (including fixed account), net	5,021	-	(177,649)	-	(363,986)
Contract maintenance charges	(317,402)	-	(2,144,916)	-	(846,768)
Increase (decrease) in net assets from contract transactions	(467,989)	-	(2,995,687)	-	(1,189,937)
Increase (decrease) in net assets	(713,785)	-	(5,023,391)	-	(2,670,486)
Net assets at beginning of period	4,494,686	-	33,416,374	-	17,674,993
Net assets at end of period	$3,780,901	$-	$28,392,983	$-	$15,004,507
Beginning units	288,419	-	1,633,046	-	980,078
Units issued	27,517	-	145,196	-	83,391
Units redeemed	(57,341)	-	(266,076)	-	(145,502)
Ending units	258,595	-	1,512,166	-	917,967

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					Fidelity VIP
	Fidelity VIP	Fidelity VIP	Fidelity VIP	Fidelity VIP	Government
	Freedom	Freedom	Freedom	Government	Money Market
	2020 Portfolio	2025 Portfolio	2030 Portfolio	Money Market	Portfolio
	Service Class	Service Class	Service Class	Portfolio Initial	Service Class
	2	2	2	Class	2
For the Year Ended December 31, 2019
From operations:
Dividends	$6,730	$13,444	$49,993	$4,136	$9,952
Mortality and expense risk and administrative charges	(1,584)	(3,111)	(10,377)	(1,348)	(1,546)
Net investment income (loss)	5,146	10,333	39,616	2,788	8,406
Net realized gain (loss)	10,177	19,348	8,278	-	-
Capital gain distribution from mutual funds	21,229	17,606	93,006	-	-
Change in unrealized appreciation (depreciation) of investments	37,494	87,070	428,189	-	-
Increase (decrease) in net assets from operations	74,046	134,357	569,089	2,788	8,406
From contract transactions:
Payments received from contract owners	36,664	93,113	104,375	33,279	8,646,225
Payments for contract benefits or terminations	(79,758)	(23,212)	(13,364)	(99,471)	-
Policy loans	7	20,807	896	(14,254)	-
Transfers between sub-accounts (including fixed account), net	26,357	114,596	113,279	314,788	(7,488,132)
Contract maintenance charges	(27,742)	(107,705)	(102,825)	(40,874)	(326,681)
Increase (decrease) in net assets from contract transactions	(44,472)	97,599	102,361	193,468	831,412

Increase in net assets from separate account merger	-	-	-	3,039,872	-
Increase (decrease) in net assets	29,574	231,956	671,450	3,236,128	839,818
Net assets at beginning of period	360,714	559,815	2,359,621	-	1,023,453
Net assets at end of period	$390,288	$791,771	$3,031,071	$3,236,128	$1,863,271
Beginning units	23,538	35,298	149,544	-	101,173
Units issued	15,712	24,120	13,616	3,138	1,019,125
Units redeemed	(17,781)	(18,199)	(7,649)	(2,250)	(938,908)
Units transferred in from separate account merger	-	-	-	133,807	-
Ending units	21,469	41,219	155,511	134,695	181,390
For the Year Ended December 31, 2018
From operations:
Dividends	$5,031	$7,356	$29,664	$-	$7,316
Mortality and expense risk and administrative charges	(1,785)	(2,635)	(10,710)	-	(1,321)
Net investment income (loss)	3,246	4,721	18,954	-	5,995
Net realized gain (loss)	3,453	19,843	108,234	-	-
Capital gain distribution from mutual funds	14,687	11,836	69,300	-	-
Change in unrealized appreciation (depreciation) of investments	(48,186)	(79,560)	(418,023)	-	-
Increase (decrease) in net assets from operations	(26,800)	(43,160)	(221,535)	-	5,995
From contract transactions:
Payments received from contract owners	38,435	93,002	117,054	-	8,827,294
Payments for contract benefits or terminations	(101,917)	(1,136)	(182,946)	-	(232)
Policy loans	(219)	(8,529)	(2,586)	-	-
Transfers between sub-accounts (including fixed account), net	90,196	1,881	968	-	(8,041,766)
Contract maintenance charges	(26,111)	(93,679)	(93,191)	-	(285,598)
Increase (decrease) in net assets from contract transactions	384	(8,461)	(160,701)	-	499,698
Increase (decrease) in net assets	(26,416)	(51,621)	(382,236)	-	505,693
Net assets at beginning of period	387,130	611,436	2,741,857	-	517,760
Net assets at end of period	$360,714	$559,815	$2,359,621	$-	$1,023,453
Beginning units	24,020	35,817	156,726	-	51,864
Units issued	19,751	9,480	36,366	-	1,035,869
Units redeemed	(20,233)	(9,999)	(43,548)	-	(986,560)
Ending units	23,538	35,298	149,544	-	101,173

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		Fidelity VIP			Fidelity VIP
	Fidelity VIP	Growth	Fidelity VIP	Fidelity VIP	Investment
	Growth	Portfolio	High Income	Index 500	Grade Bond
	Portfolio Initial	Service Class	Portfolio Initial	Portfolio Initial	Portfolio Initial
	Class	2	Class	Class	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$108,745	$11,022	$96,401	$549,281	$68,128
Mortality and expense risk and administrative charges	(43,239)	(88,082)	(1,352)	(25,795)	(1,806)
Net investment income (loss)	65,506	(77,060)	95,049	523,486	66,322
Net realized gain (loss)	69,777	595,766	73	235,047	(931)
Capital gain distribution from mutual funds	4,385	1,255,386	-	125,178	-
Change in unrealized appreciation (depreciation) of investments	2,304,273	3,953,198	(51,330)	254,747	(64,148)
Increase (decrease) in net assets from operations	2,443,941	5,727,290	43,792	1,138,458	1,243
From contract transactions:
Payments received from contract owners	209,421	772,910	11,950	145,163	19,560
Payments for contract benefits or terminations	(163,127)	(775,624)	(108)	(122,704)	(19,926)
Policy loans	(110,857)	(55,382)	856	(42,363)	1,478
Transfers between sub-accounts (including fixed account), net	(5,234)	(257,578)	4	(138,200)	(4)
Contract maintenance charges	(303,600)	(900,681)	(18,847)	(198,042)	(27,690)
Increase (decrease) in net assets from contract transactions	(373,397)	(1,216,355)	(6,145)	(356,146)	(26,582)

Increase in net assets from separate account merger	67,043,089	-	2,253,425	38,950,728	3,029,534
Increase (decrease) in net assets	69,113,633	4,510,935	2,291,072	39,733,040	3,004,195
Net assets at beginning of period	-	17,707,184	-	-	-
Net assets at end of period	$69,113,633	$22,218,119	$2,291,072	$39,733,040	$3,004,195
Beginning units	-	835,835	-	-	-
Units issued	289	57,386	66	203	139
Units redeemed	(3,333)	(107,211)	(112)	(4,005)	(237)
Units transferred in from separate account merger	601,598	-	21,331	418,698	25,248
Ending units	598,554	786,010	21,285	414,896	25,150
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$8,330	$-	$-	$-
Mortality and expense risk and administrative charges	-	(90,672)	-	-	-
Net investment income (loss)	-	(82,342)	-	-	-
Net realized gain (loss)	-	921,279	-	-	-
Capital gain distribution from mutual funds	-	2,879,611	-	-	-
Change in unrealized appreciation (depreciation) of investments	-	(3,723,760)	-	-	-
Increase (decrease) in net assets from operations	-	(5,212)	-	-	-
From contract transactions:
Payments received from contract owners	-	915,784	-	-	-
Payments for contract benefits or terminations	-	(1,723,956)	-	-	-
Policy loans	-	(46,747)	-	-	-
Transfers between sub-accounts (including fixed account), net	-	(138,415)	-	-	-
Contract maintenance charges	-	(955,263)	-	-	-
Increase (decrease) in net assets from contract transactions	-	(1,948,597)	-	-	-
Increase (decrease) in net assets	-	(1,953,809)	-	-	-
Net assets at beginning of period	-	19,660,993	-	-	-
Net assets at end of period	$-	$17,707,184	$-	$-	$-
Beginning units	-	909,510	-	-	-
Units issued	-	85,763	-	-	-
Units redeemed	-	(159,438)	-	-	-
Ending units	-	835,835	-	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					FTVIP
	Fidelity VIP		FTVIP	FTVIP	Franklin
	Mid Cap	Fidelity VIP	Franklin	Franklin Small	Small-Mid
	Portfolio	Overseas	Mutual	Cap Value	Cap Growth
	Service Class	Portfolio Initial	Shares VIP	VIP Fund	VIP Fund
	2	Class	Fund Class 2	Class 2	Class 2
For the Year Ended December 31, 2019
From operations:
Dividends	$62,478	$121,547	$122,349	$74,800	$-
Mortality and expense risk and administrative charges	(38,181)	(4,810)	(27,893)	(29,670)	(144)
Net investment income (loss)	24,297	116,737	94,456	45,130	(144)
Net realized gain (loss)	(96,436)	20,956	(44,785)	(265,656)	(694)
Capital gain distribution from mutual funds	1,001,481	2,257	654,206	1,191,610	3,669
Change in unrealized appreciation (depreciation) of investments	891,388	136,690	591,375	658,714	4,895
Increase (decrease) in net assets from operations	1,820,730	276,640	1,295,252	1,629,798	7,726
From contract transactions:
Payments received from contract owners	582,804	40,760	442,195	378,105	47
Payments for contract benefits or terminations	(342,885)	(43,343)	(296,598)	(181,060)	-
Policy loans	(32,161)	(3,870)	(53,916)	(39,866)	(271)
Transfers between sub-accounts (including fixed account), net	131,531	(756)	(5,801)	101,240	8,990
Contract maintenance charges	(503,283)	(56,298)	(379,778)	(344,605)	(1,748)
Increase (decrease) in net assets from contract transactions	(163,994)	(63,507)	(293,898)	(86,186)	7,018

Increase in net assets from separate account merger	-	7,315,643	-	-	-
Increase (decrease) in net assets	1,656,736	7,528,776	1,001,354	1,543,612	14,744
Net assets at beginning of period	8,071,996	-	5,989,211	6,322,587	22,210
Net assets at end of period	$9,728,732	$7,528,776	$6,990,565	$7,866,199	$36,954
Beginning units	442,087	-	400,637	337,421	1,177
Units issued	47,246	36	47,334	38,515	405
Units redeemed	(45,071)	(230)	(60,583)	(35,010)	(84)
Units transferred in from separate account merger	-	27,052	-	-	-
Ending units	444,262	26,858	387,388	340,926	1,498
For the Year Ended December 31, 2018
From operations:
Dividends	$39,912	$-	$158,589	$69,487	$-
Mortality and expense risk and administrative charges	(43,073)	-	(29,868)	(33,323)	(129)
Net investment income (loss)	(3,161)	-	128,721	36,164	(129)
Net realized gain (loss)	173,582	-	130,770	(236,869)	(662)
Capital gain distribution from mutual funds	905,353	-	246,943	1,183,385	2,568
Change in unrealized appreciation (depreciation) of investments	(2,494,588)	-	(1,121,010)	(1,955,757)	(3,020)
Increase (decrease) in net assets from operations	(1,418,814)	-	(614,576)	(973,077)	(1,243)
From contract transactions:
Payments received from contract owners	592,165	-	474,830	383,833	513
Payments for contract benefits or terminations	(1,170,477)	-	(469,588)	(905,553)	(1,377)
Policy loans	(69,492)	-	(97,216)	(159,857)	-
Transfers between sub-accounts (including fixed account), net	(84,584)	-	68,407	(135,857)	(364)
Contract maintenance charges	(494,237)	-	(355,937)	(338,793)	(1,097)
Increase (decrease) in net assets from contract transactions	(1,226,625)	-	(379,504)	(1,156,227)	(2,325)
Increase (decrease) in net assets	(2,645,439)	-	(994,080)	(2,129,304)	(3,568)
Net assets at beginning of period	10,717,435	-	6,983,291	8,451,891	25,778
Net assets at end of period	$8,071,996	$-	$5,989,211	$6,322,587	$22,210
Beginning units	493,472	-	416,827	385,185	1,286
Units issued	55,101	-	67,229	44,957	24
Units redeemed	(106,486)	-	(83,419)	(92,721)	(133)
Ending units	442,087	-	400,637	337,421	1,177

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

			Goldman	Invesco
	FTVIP		Sachs VIT	Oppenheimer
	Franklin U.S.	FTVIP	Strategic	V.I.	Invesco
	Government	Templeton	Growth Fund	Conservative	Oppenheimer
	Securities VIP	Foreign VIP	Institutional	Balanced	V.I. Global
	Fund Class 2	Fund Class 2	Shares	Fund Series I	Fund Series I
For the Year Ended December 31, 2019
From operations:
Dividends	$43,233	$73,454	$10,884	$28,936	$65,083
Mortality and expense risk and administrative charges	(7,430)	(18,665)	(8,562)	(5,254)	(29,604)
Net investment income (loss)	35,803	54,789	2,322	23,682	35,479
Net realized gain (loss)	(14,373)	(101,193)	(8,005)	25,974	56,936
Capital gain distribution from mutual funds	-	43,844	394,265	20,496	1,028,041
Change in unrealized appreciation (depreciation) of investments	48,169	482,595	695,787	128,079	847,210
Increase (decrease) in net assets from operations	69,599	480,035	1,084,369	198,231	1,967,666
From contract transactions:
Payments received from contract owners	109,979	349,245	-	108,958	434,995
Payments for contract benefits or terminations	(166,769)	(164,971)	(4,315)	(127,330)	(326,474)
Policy loans	(802)	(52,324)	(60)	139	(202,570)
Transfers between sub-accounts (including fixed account), net	70,224	58,921	(37,522)	(6,718)	62,362
Contract maintenance charges	(107,496)	(388,430)	(206,915)	(88,694)	(347,634)
Increase (decrease) in net assets from contract transactions	(94,864)	(197,559)	(248,812)	(113,645)	(379,321)

Increase in net assets from separate account merger	-	-	-	-	489,908
Increase (decrease) in net assets	(25,265)	282,476	835,557	84,586	2,078,253
Net assets at beginning of period	1,599,147	4,126,561	3,181,316	1,199,241	6,402,814
Net assets at end of period	$1,573,882	$4,409,037	$4,016,873	$1,283,827	$8,481,067
Beginning units	125,835	396,938	140,076	100,900	359,158
Units issued	11,847	49,897	3	9,434	32,962
Units redeemed	(19,741)	(66,385)	(9,302)	(18,298)	(44,627)
Units transferred in from separate account merger	-	-	-	-	17,472
Ending units	117,941	380,450	130,777	92,036	364,965
For the Year Ended December 31, 2018
From operations:
Dividends	$49,594	$131,722	$15,810	$25,560	$75,854
Mortality and expense risk and administrative charges	(8,436)	(22,376)	(8,426)	(5,444)	(32,501)
Net investment income (loss)	41,158	109,346	7,384	20,116	43,353
Net realized gain (loss)	(35,622)	(5,299)	81,885	16,393	385,539
Capital gain distribution from mutual funds	-	-	1,585,519	30,224	536,282
Change in unrealized appreciation (depreciation) of investments	(11,915)	(897,039)	(1,703,314)	(139,762)	(1,948,806)
Increase (decrease) in net assets from operations	(6,379)	(792,992)	(28,526)	(73,029)	(983,632)
From contract transactions:
Payments received from contract owners	125,011	393,300	-	130,937	429,791
Payments for contract benefits or terminations	(282,838)	(303,973)	(3,844)	(59,350)	(827,633)
Policy loans	4,481	12,697	(73)	(10,759)	(68,969)
Transfers between sub-accounts (including fixed account), net	(24,058)	(55,481)	(4,059)	(16,783)	(126,100)
Contract maintenance charges	(145,683)	(419,623)	(166,616)	(90,669)	(349,074)
Increase (decrease) in net assets from contract transactions	(323,087)	(373,080)	(174,592)	(46,624)	(941,985)
Increase (decrease) in net assets	(329,466)	(1,166,072)	(203,118)	(119,653)	(1,925,617)
Net assets at beginning of period	1,928,613	5,292,633	3,384,434	1,318,894	8,328,431
Net assets at end of period	$1,599,147	$4,126,561	$3,181,316	$1,199,241	$6,402,814
Beginning units	151,946	422,235	147,120	104,560	400,569
Units issued	12,910	63,618	1	14,338	55,103
Units redeemed	(39,021)	(88,915)	(7,045)	(17,998)	(96,514)
Ending units	125,835	396,938	140,076	100,900	359,158

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	Invesco
	Oppenheimer	Invesco
	V.I. Global	Oppenheimer	Invesco V.I.		Invesco V.I.
	Strategic	V.I. Main	American	Invesco V.I.	Global Real
	Income Fund	Street Fund	Franchise	Core Equity	Estate Fund
	Series I	Series I	Fund Series I	Fund Series I	Series I
For the Year Ended December 31, 2019
From operations:
Dividends	$112	$-	$-	$72,762	$24,605
Mortality and expense risk and administrative charges	(13)	(56)	(241)	(33,299)	(1,194)
Net investment income (loss)	99	(56)	(241)	39,463	23,411
Net realized gain (loss)	(133)	323	1,103	238,025	11,299
Capital gain distribution from mutual funds	-	-	2,263	884,248	629
Change in unrealized appreciation (depreciation) of investments	288	19,192	21,502	746,477	67,754
Increase (decrease) in net assets from operations	254	19,459	24,627	1,908,213	103,093
From contract transactions:
Payments received from contract owners	-	4,687	2,572	497,744	75,438
Payments for contract benefits or terminations	-	-	-	(591,374)	(10,164)
Policy loans	137	-	340	(16,380)	(4,857)
Transfers between sub-accounts (including fixed account), net	(2,107)	72	48	(71,922)	23,669
Contract maintenance charges	(1,201)	(2,031)	(3,299)	(539,881)	(31,830)
Increase (decrease) in net assets from contract transactions	(3,171)	2,728	(339)	(721,813)	52,256

Increase in net assets from separate account merger	-	633,620	588,188	-	-
Increase (decrease) in net assets	(2,917)	655,807	612,476	1,186,400	155,349
Net assets at beginning of period	3,510	-	13,001	6,977,216	438,602
Net assets at end of period	$593	$655,807	$625,477	$8,163,616	$593,951
Beginning units	327	-	613	432,994	32,084
Units issued	-	169	117	82,450	9,922
Units redeemed	(277)	(72)	(131)	(122,294)	(6,079)
Units transferred in from separate account merger	-	23,117	24,004	-	-
Ending units	50	23,214	24,603	393,150	35,927
For the Year Ended December 31, 2018
From operations:
Dividends	$212	$-	$-	$71,264	$17,397
Mortality and expense risk and administrative charges	(22)	-	(74)	(36,775)	(1,063)
Net investment income (loss)	190	-	(74)	34,489	16,334
Net realized gain (loss)	(65)	-	263	315,256	2,323
Capital gain distribution from mutual funds	-	-	927	510,400	5,440
Change in unrealized appreciation (depreciation) of investments	(338)	-	(1,642)	(1,608,396)	(52,728)
Increase (decrease) in net assets from operations	(213)	-	(526)	(748,251)	(28,631)
From contract transactions:
Payments received from contract owners	-	-	300	522,117	73,826
Payments for contract benefits or terminations	-	-	(354)	(459,727)	(5,517)
Policy loans	206	-	-	(60,052)	(405)
Transfers between sub-accounts (including fixed account), net	2	-	(4)	(175,713)	19,852
Contract maintenance charges	(1,519)	-	(349)	(542,560)	(28,299)
Increase (decrease) in net assets from contract transactions	(1,311)	-	(407)	(715,935)	59,457
Increase (decrease) in net assets	(1,524)	-	(933)	(1,464,186)	30,826
Net assets at beginning of period	5,034	-	13,934	8,441,402	407,776
Net assets at end of period	$3,510	$-	$13,001	$6,977,216	$438,602
Beginning units	447	-	630	472,905	28,044
Units issued	23	-	11	26,164	11,362
Units redeemed	(143)	-	(28)	(66,075)	(7,322)
Ending units	327	-	613	432,994	32,084

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					Janus
					Henderson
	Invesco V.I.	Invesco V.I.		Invesco V.I.	Enterprise
	Government	Growth and	Invesco V.I.	International	Portfolio
	Securities	Income Fund	High Yield	Growth Fund	Service
	Fund Series I	Series I	Fund Series I	Series I	Shares
For the Year Ended December 31, 2019
From operations:
Dividends	$261	$178,961	$59,332	$114,290	$3,942
Mortality and expense risk and administrative charges	(57)	(41,165)	(4,918)	(29,800)	(33,326)
Net investment income (loss)	204	137,796	54,414	84,490	(29,384)
Net realized gain (loss)	(39)	(404,832)	(52,749)	177,246	343,279
Capital gain distribution from mutual funds	-	1,065,430	-	461,696	474,359
Change in unrealized appreciation (depreciation) of investments	467	1,351,267	135,618	1,051,889	1,386,895
Increase (decrease) in net assets from operations	632	2,149,661	137,283	1,775,321	2,175,149
From contract transactions:
Payments received from contract owners	19	540,530	36,314	516,502	381,563
Payments for contract benefits or terminations	(1,377)	(750,186)	(869,246)	(478,185)	(376,646)
Policy loans	(42)	(249,082)	1,948	(79,156)	(26,930)
Transfers between sub-accounts (including fixed account), net	(32)	(158,483)	9,994	50,809	94,720
Contract maintenance charges	(923)	(560,666)	(47,855)	(453,915)	(313,992)
Increase (decrease) in net assets from contract transactions	(2,355)	(1,177,887)	(868,845)	(443,945)	(241,285)

Increase in net assets from separate account merger	-	-	-	669,531	-
Increase (decrease) in net assets	(1,723)	971,774	(731,562)	2,000,907	1,933,864
Net assets at beginning of period	12,050	9,134,590	1,769,886	6,414,590	6,331,865
Net assets at end of period	$10,327	$10,106,364	$1,038,324	$8,415,497	$8,265,729
Beginning units	1,082	515,887	136,042	525,489	260,835
Units issued	2	69,533	74,585	61,183	36,341
Units redeemed	(205)	(116,725)	(140,697)	(91,122)	(36,889)
Units transferred in from separate account merger	-	-	-	24,988	-
Ending units	879	468,695	69,930	520,538	260,287
For the Year Ended December 31, 2018
From operations:
Dividends	$268	$219,829	$101,308	$151,528	$7,587
Mortality and expense risk and administrative charges	(76)	(47,578)	(13,586)	(32,280)	(32,925)
Net investment income (loss)	192	172,251	87,722	119,248	(25,338)
Net realized gain (loss)	(449)	85,956	(7,135)	256,524	647,127
Capital gain distribution from mutual funds	-	1,001,921	-	51,316	349,729
Change in unrealized appreciation (depreciation) of investments	100	(2,704,455)	(159,290)	(1,604,543)	(1,007,675)
Increase (decrease) in net assets from operations	(157)	(1,444,327)	(78,703)	(1,177,455)	(36,157)
From contract transactions:
Payments received from contract owners	205	651,329	39,692	586,926	246,838
Payments for contract benefits or terminations	(9,341)	(679,246)	(220,963)	(566,882)	(928,909)
Policy loans	(40)	(140,988)	(1,269)	(67,808)	(42,720)
Transfers between sub-accounts (including fixed account), net	285	224,538	10,594	8,398	595,556
Contract maintenance charges	(1,092)	(634,745)	(45,711)	(442,898)	(268,843)
Increase (decrease) in net assets from contract transactions	(9,983)	(579,112)	(217,657)	(482,264)	(398,078)
Increase (decrease) in net assets	(10,140)	(2,023,439)	(296,360)	(1,659,719)	(434,235)
Net assets at beginning of period	22,190	11,158,029	2,066,246	8,074,309	6,766,100
Net assets at end of period	$12,050	$9,134,590	$1,769,886	$6,414,590	$6,331,865
Beginning units	1,994	532,628	152,651	549,092	264,281
Units issued	36	86,522	8,733	94,627	52,792
Units redeemed	(948)	(103,263)	(25,342)	(118,230)	(56,238)
Ending units	1,082	515,887	136,042	525,489	260,835

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		Janus
		Henderson	Janus		JPMorgan
	Janus	Global	Henderson	JPMorgan	Insurance
	Henderson	Research	Overseas	Insurance	Trust Mid Cap
	Forty Portfolio	Portfolio	Portfolio	Trust Core	Value
	Service	Service	Service	Bond Portfolio	Portfolio
	Shares	Shares	Shares	Class 1	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$180	$26,321	$120,796	$38,568	$11,146
Mortality and expense risk and administrative charges	(1,964)	(13,653)	(26,276)	(4,127)	(3,098)
Net investment income (loss)	(1,784)	12,668	94,520	34,441	8,048
Net realized gain (loss)	(3,008)	143,412	(119,074)	1,944	28,683
Capital gain distribution from mutual funds	67,290	186,857	-	-	46,278
Change in unrealized appreciation (depreciation) of investments	185,671	410,431	1,552,863	76,524	78,515
Increase (decrease) in net assets from operations	248,169	753,368	1,528,309	112,909	161,524
From contract transactions:
Payments received from contract owners	56,426	159,866	482,580	319,670	-
Payments for contract benefits or terminations	(81,970)	(186,283)	(209,883)	(9,754)	(59,315)
Policy loans	(44,380)	(2,860)	(37,892)	(1,396)	(4,690)
Transfers between sub-accounts (including fixed account), net	14,979	(82,320)	(11,268)	362,412	(2,691)
Contract maintenance charges	(25,551)	(171,725)	(507,576)	(233,431)	(23,217)
Increase (decrease) in net assets from contract transactions	(80,496)	(283,322)	(284,039)	437,501	(89,913)

Increase in net assets from separate account merger	-	-	-	104,068	-
Increase (decrease) in net assets	167,673	470,046	1,244,270	654,478	71,611
Net assets at beginning of period	713,863	2,818,406	5,966,055	1,265,297	663,877
Net assets at end of period	$881,536	$3,288,452	$7,210,325	$1,919,775	$735,488
Beginning units	33,321	189,351	772,355	118,476	20,572
Units issued	4,846	8,287	66,409	74,074	831
Units redeemed	(8,009)	(25,357)	(100,432)	(33,231)	(3,370)
Units transferred in from separate account merger	-	-	-	7,055	-
Ending units	30,158	172,281	738,332	166,374	18,033
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$31,458	$119,399	$20,198	$7,533
Mortality and expense risk and administrative charges	(2,638)	(14,549)	(30,738)	(2,737)	(3,539)
Net investment income (loss)	(2,638)	16,909	88,661	17,461	3,994
Net realized gain (loss)	33,772	114,637	(83,110)	(15,476)	25,924
Capital gain distribution from mutual funds	108,290	-	-	1,376	12,591
Change in unrealized appreciation (depreciation) of investments	(127,366)	(359,271)	(1,107,497)	4,787	(135,388)
Increase (decrease) in net assets from operations	12,058	(227,725)	(1,101,946)	8,148	(92,879)
From contract transactions:
Payments received from contract owners	66,618	218,241	620,464	223,302	-
Payments for contract benefits or terminations	(23,342)	(163,378)	(525,758)	(27,920)	(17,946)
Policy loans	(11,260)	3,059	(7,208)	556	(3,694)
Transfers between sub-accounts (including fixed account), net	6,970	(19,958)	(107,981)	458,086	19
Contract maintenance charges	(23,938)	(232,164)	(543,198)	(118,543)	(31,529)
Increase (decrease) in net assets from contract transactions	15,048	(194,200)	(563,681)	535,481	(53,150)
Increase (decrease) in net assets	27,106	(421,925)	(1,665,627)	543,629	(146,029)
Net assets at beginning of period	686,757	3,240,331	7,631,682	721,668	809,906
Net assets at end of period	$713,863	$2,818,406	$5,966,055	$1,265,297	$663,877
Beginning units	31,036	201,456	811,335	64,724	22,040
Units issued	27,035	8,626	134,905	82,865	454
Units redeemed	(24,750)	(20,731)	(173,885)	(29,113)	(1,922)
Ending units	33,321	189,351	772,355	118,476	20,572

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	JPMorgan	JPMorgan
	Insurance	Insurance
	Trust Small	Trust U.S.		MFS VIT	MFS VIT New
	Cap Core	Equity	MFS VIT	Investors	Discovery
	Portfolio	Portfolio	Growth Series	Trust Series	Series Initial
	Class 1	Class 1	Initial Class	Initial Class	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$13,545	$-	$-	$-	$-
Mortality and expense risk and administrative charges	(13,765)	(30)	(71,371)	(2,228)	(25,998)
Net investment income (loss)	(220)	(30)	(71,371)	(2,228)	(25,998)
Net realized gain (loss)	6,168	323	1,898,762	3,927	106,054
Capital gain distribution from mutual funds	391,270	-	1,191,785	-	1,104,799
Change in unrealized appreciation (depreciation) of investments	324,083	11,051	1,622,456	106,992	885,288
Increase (decrease) in net assets from operations	721,301	11,344	4,641,632	108,691	2,070,143
From contract transactions:
Payments received from contract owners	152,752	2,717	625,782	12,941	346,127
Payments for contract benefits or terminations	(224,301)	-	(1,084,231)	-	(275,227)
Policy loans	(1,200)	-	(92,335)	(36)	(6,436)
Transfers between sub-accounts (including fixed account), net	(44,324)	73	(453,728)	(909)	(163,110)
Contract maintenance charges	(177,189)	(515)	(817,453)	(16,764)	(293,510)
Increase (decrease) in net assets from contract transactions	(294,262)	2,275	(1,821,965)	(4,768)	(392,156)

Increase in net assets from separate account merger	-	334,932	16,611,523	3,340,592	-
Increase (decrease) in net assets	427,039	348,551	19,431,190	3,444,515	1,677,987
Net assets at beginning of period	3,101,349	-	11,673,310	-	5,251,759
Net assets at end of period	$3,528,388	$348,551	$31,104,500	$3,444,515	$6,929,746
Beginning units	146,979	-	468,526	-	228,082
Units issued	15,080	72	69,346	9	36,790
Units redeemed	(27,456)	(19)	(126,867)	(24)	(46,515)
Units transferred in from separate account merger	-	8,043	37,313	10,870	-
Ending units	134,603	8,096	448,318	10,855	218,357
For the Year Ended December 31, 2018
From operations:
Dividends	$14,549	$-	$11,743	$-	$-
Mortality and expense risk and administrative charges	(15,806)	-	(60,085)	-	(26,067)
Net investment income (loss)	(1,257)	-	(48,342)	-	(26,067)
Net realized gain (loss)	111,378	-	732,234	-	233,033
Capital gain distribution from mutual funds	249,635	-	871,426	-	790,901
Change in unrealized appreciation (depreciation) of investments	(785,705)	-	(1,246,129)	-	(1,062,069)
Increase (decrease) in net assets from operations	(425,949)	-	309,189	-	(64,202)
From contract transactions:
Payments received from contract owners	168,996	-	556,738	-	291,660
Payments for contract benefits or terminations	(348,636)	-	(625,524)	-	(309,091)
Policy loans	(6,124)	-	(12,419)	-	(2)
Transfers between sub-accounts (including fixed account), net	24,562	-	(19,558)	-	(139,667)
Contract maintenance charges	(218,388)	-	(733,405)	-	(300,212)
Increase (decrease) in net assets from contract transactions	(379,590)	-	(834,168)	-	(457,312)
Increase (decrease) in net assets	(805,539)	-	(524,979)	-	(521,514)
Net assets at beginning of period	3,906,888	-	12,198,289	-	5,773,273
Net assets at end of period	$3,101,349	$-	$11,673,310	$-	$5,251,759
Beginning units	161,743	-	500,388	-	238,545
Units issued	14,172	-	21,903	-	33,613
Units redeemed	(28,936)	-	(53,765)	-	(44,076)
Ending units	146,979	-	468,526	-	228,082

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					Morgan
	MFS VIT	MFS VIT		MFS VIT II	Stanley VIF
	Research	Total Return	MFS VIT	Core Equity	Growth
	Series Initial	Series Initial	Utilities Series	Portfolio Initial	Portfolio
	Class	Class	Initial Class	Class	Class I
For the Year Ended December 31, 2019
From operations:
Dividends	$27,488	$5,399	$-	$39,207	$-
Mortality and expense risk and administrative charges	(18,192)	(4,285)	(5,475)	(25,853)	(19,591)
Net investment income (loss)	9,296	1,114	(5,475)	13,354	(19,591)
Net realized gain (loss)	69,619	7,700	10,752	18,343	236,612
Capital gain distribution from mutual funds	358,671	6,145	-	639,830	245,298
Change in unrealized appreciation (depreciation) of investments	666,437	112,316	266,949	906,263	718,666
Increase (decrease) in net assets from operations	1,104,023	127,275	272,226	1,577,790	1,180,985
From contract transactions:
Payments received from contract owners	202,385	36,384	33,490	214,322	180,910
Payments for contract benefits or terminations	(140,801)	(10,935)	-	(219,938)	(351,677)
Policy loans	(10,778)	(2,253)	(15,357)	(671)	(16,112)
Transfers between sub-accounts (including fixed account), net	95,830	12,024	(736)	(80,841)	9,837
Contract maintenance charges	(188,433)	(57,511)	(44,458)	(248,568)	(206,967)
Increase (decrease) in net assets from contract transactions	(41,797)	(22,291)	(27,061)	(335,696)	(384,009)

Increase in net assets from separate account merger	5,577,393	4,705,767	8,238,943	7,454,384	-
Increase (decrease) in net assets	6,639,619	4,810,751	8,484,108	8,696,478	796,976
Net assets at beginning of period	2,911,066	215,588	-	4,274,993	3,911,601
Net assets at end of period	$9,550,685	$5,026,339	$8,484,108	$12,971,471	$4,708,577
Beginning units	144,927	13,021	-	333,436	128,529
Units issued	21,850	1,135	8	19,651	24,248
Units redeemed	(19,303)	(1,539)	(57)	(42,053)	(35,379)
Units transferred in from separate account merger	16,479	14,975	15,172	191,721	-
Ending units	163,953	27,592	15,123	502,755	117,398
For the Year Ended December 31, 2018
From operations:
Dividends	$22,551	$5,187	$-	$32,336	$-
Mortality and expense risk and administrative charges	(13,854)	(1,274)	-	(21,192)	(19,930)
Net investment income (loss)	8,697	3,913	-	11,144	(19,930)
Net realized gain (loss)	80,129	9,177	-	22,064	265,113
Capital gain distribution from mutual funds	372,530	10,568	-	498,732	800,996
Change in unrealized appreciation (depreciation) of investments	(603,714)	(39,364)	-	(711,070)	(765,726)
Increase (decrease) in net assets from operations	(142,358)	(15,706)	-	(179,130)	280,453
From contract transactions:
Payments received from contract owners	209,589	2,394	-	206,900	162,846
Payments for contract benefits or terminations	(130,397)	(79,883)	-	(171,766)	(360,841)
Policy loans	(46,093)	(16)	-	(21,769)	728
Transfers between sub-accounts (including fixed account), net	30,397	2,197	-	(44,699)	296,457
Contract maintenance charges	(152,850)	(22,879)	-	(237,896)	(185,040)
Increase (decrease) in net assets from contract transactions	(89,354)	(98,187)	-	(269,230)	(85,850)
Increase (decrease) in net assets	(231,712)	(113,893)	-	(448,360)	194,603
Net assets at beginning of period	3,142,778	329,481	-	4,723,353	3,716,998
Net assets at end of period	$2,911,066	$215,588	$-	$4,274,993	$3,911,601
Beginning units	147,051	18,689	-	352,760	130,942
Units issued	14,974	126	-	8,003	24,233
Units redeemed	(17,098)	(5,794)	-	(27,327)	(26,646)
Ending units	144,927	13,021	-	333,436	128,529

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					PIMCO
	Neuberger	Neuberger	Neuberger	Neuberger	CommodityRe
	Berman AMT	Berman AMT	Berman AMT	Berman AMT	alReturn
	Large Cap	Mid Cap	Short	Sustainable	Strategy
	Value	Growth	Duration	Equity	Portfolio
	Portfolio	Portfolio	Bond Portfolio	Portfolio	Administrative
	Class I	Class I	Class I	Class I	Class
For the Year Ended December 31, 2019
From operations:
Dividends	$545	$-	$-	$730	$27,926
Mortality and expense risk and administrative charges	(45)	(25,683)	(5)	(689)	(2,456)
Net investment income (loss)	500	(25,683)	(5)	41	25,470
Net realized gain (loss)	(3,949)	11,234	(1)	3,798	(9,826)
Capital gain distribution from mutual funds	5,916	453,107	-	9,727	-
Change in unrealized appreciation (depreciation) of investments	579	1,281,258	118	27,982	48,779
Increase (decrease) in net assets from operations	3,046	1,719,916	112	41,548	64,423
From contract transactions:
Payments received from contract owners	100	354,194	26	8,322	87,815
Payments for contract benefits or terminations	-	(412,412)	-	-	(13,754)
Policy loans	68	(49,133)	-	369	(5,404)
Transfers between sub-accounts (including fixed account), net	(28,041)	76,431	1	20,653	(21,438)
Contract maintenance charges	(707)	(301,535)	(718)	(3,135)	(60,077)
Increase (decrease) in net assets from contract transactions	(28,580)	(332,455)	(691)	26,209	(12,858)

Increase in net assets from separate account merger	-	-	62,832	208,645	-
Increase (decrease) in net assets	(25,534)	1,387,461	62,253	276,402	51,565
Net assets at beginning of period	25,534	5,479,092	-	129,447	587,286
Net assets at end of period	$-	$6,866,553	$62,253	$405,849	$638,851
Beginning units	1,674	285,059	-	6,686	110,044
Units issued	4	31,132	2	3,685	17,135
Units redeemed	(1,678)	(41,071)	(53)	(1,453)	(23,386)
Units transferred in from separate account merger	-	-	4,672	19,203	-
Ending units	-	275,120	4,621	28,121	103,793
For the Year Ended December 31, 2018
From operations:
Dividends	$320	$-	$-	$687	$15,285
Mortality and expense risk and administrative charges	(138)	(28,241)	-	(556)	(3,237)
Net investment income (loss)	182	(28,241)	-	131	12,048
Net realized gain (loss)	450	86,706	-	581	33,504
Capital gain distribution from mutual funds	2,843	475,343	-	7,689	-
Change in unrealized appreciation (depreciation) of investments	(3,909)	(899,181)	-	(16,983)	(146,982)
Increase (decrease) in net assets from operations	(434)	(365,373)	-	(8,582)	(101,430)
From contract transactions:
Payments received from contract owners	300	306,498	-	7,161	91,823
Payments for contract benefits or terminations	(1,327)	(883,774)	-	-	(113,572)
Policy loans	206	(8,936)	-	(335)	11,546
Transfers between sub-accounts (including fixed account), net	(98)	55,115	-	(4)	(28,291)
Contract maintenance charges	(2,131)	(265,232)	-	(1,114)	(66,656)
Increase (decrease) in net assets from contract transactions	(3,050)	(796,329)	-	5,708	(105,150)
Increase (decrease) in net assets	(3,484)	(1,161,702)	-	(2,874)	(206,580)
Net assets at beginning of period	29,018	6,640,794	-	132,321	793,866
Net assets at end of period	$25,534	$5,479,092	$-	$129,447	$587,286
Beginning units	1,873	309,688	-	6,411	133,947
Units issued	33	55,776	-	393	27,708
Units redeemed	(232)	(80,405)	-	(118)	(51,611)
Ending units	1,674	285,059	-	6,686	110,044

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	PIMCO
	Global Bond
	Opportunities	PIMCO Real		PIMCO Total
	Portfolio	Return	PIMCO Short-	Return
	(Unhedged)	Portfolio	Term Portfolio	Portfolio	Pioneer Fund
	Adminstrative	Administrative	Administrative	Administrative	VCT Portfolio
	Class	Class	Class	Class	Class I
For the Year Ended December 31, 2019
From operations:
Dividends	$8,183	$125,568	$100,791	$376,812	$17,800
Mortality and expense risk and administrative charges	(967)	(32,442)	(16,276)	(51,459)	(6,821)
Net investment income (loss)	7,216	93,126	84,515	325,353	10,979
Net realized gain (loss)	(14,884)	(87,578)	1,003	(36,905)	(315,601)
Capital gain distribution from mutual funds	-	-	-	-	278,337
Change in unrealized appreciation (depreciation) of investments	26,626	577,358	9,203	654,351	495,228
Increase (decrease) in net assets from operations	18,958	582,906	94,721	942,799	468,943
From contract transactions:
Payments received from contract owners	91,271	582,074	373,034	1,048,574	58,473
Payments for contract benefits or terminations	(20,698)	(296,877)	(57,684)	(452,409)	(352,905)
Policy loans	439	(6,754)	(32,792)	8,435	688
Transfers between sub-accounts (including fixed account), net	102,841	(86,543)	643,076	235,200	(42,833)
Contract maintenance charges	(119,262)	(719,451)	(320,270)	(1,013,574)	(68,949)
Increase (decrease) in net assets from contract transactions	54,591	(527,551)	605,364	(173,774)	(405,526)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	73,549	55,355	700,085	769,025	63,417
Net assets at beginning of period	305,520	7,524,253	3,671,595	12,129,200	1,656,011
Net assets at end of period	$379,069	$7,579,608	$4,371,680	$12,898,225	$1,719,428
Beginning units	28,206	577,465	313,414	828,840	85,951
Units issued	21,133	40,836	115,231	138,508	41,933
Units redeemed	(15,253)	(79,192)	(60,624)	(138,203)	(60,435)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	34,086	539,109	368,021	829,145	67,449
For the Year Ended December 31, 2018
From operations:
Dividends	$18,987	$195,417	$79,969	$310,738	$20,821
Mortality and expense risk and administrative charges	(844)	(34,354)	(15,421)	(53,369)	(8,606)
Net investment income (loss)	18,143	161,063	64,548	257,369	12,215
Net realized gain (loss)	(4,306)	(160,442)	5,990	(136,738)	(156,113)
Capital gain distribution from mutual funds	845	-	4,636	144,721	447,271
Change in unrealized appreciation (depreciation) of investments	(25,736)	(214,914)	(34,478)	(392,951)	(327,763)
Increase (decrease) in net assets from operations	(11,054)	(214,293)	40,696	(127,599)	(24,390)
From contract transactions:
Payments received from contract owners	60,129	649,447	289,410	963,887	53,627
Payments for contract benefits or terminations	(2,775)	(731,322)	(257,019)	(1,025,645)	(66,637)
Policy loans	(4,142)	(2)	(13,061)	28,198	(6,820)
Transfers between sub-accounts (including fixed account), net	227,866	(75)	183,264	537,976	(69,472)
Contract maintenance charges	(150,283)	(705,277)	(287,759)	(1,017,685)	(68,233)
Increase (decrease) in net assets from contract transactions	130,795	(787,229)	(85,165)	(513,269)	(157,535)
Increase (decrease) in net assets	119,741	(1,001,522)	(44,469)	(640,868)	(181,925)
Net assets at beginning of period	185,779	8,525,775	3,716,064	12,770,068	1,837,936
Net assets at end of period	$305,520	$7,524,253	$3,671,595	$12,129,200	$1,656,011
Beginning units	15,207	635,394	318,961	846,327	93,667
Units issued	19,623	48,837	69,291	170,654	10,179
Units redeemed	(6,624)	(106,766)	(74,838)	(188,141)	(17,895)
Ending units	28,206	577,465	313,414	828,840	85,951

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		Pioneer
	Pioneer Mid	Select Mid	Putnam VT		Putnam VT
	Cap Value	Cap Growth	Diversified	Putnam VT	Growth
	VCT Portfolio	VCT Portfolio	Income Fund	Equity Income	Opportunities
	Class I	Class I	Class IB	Fund Class IB	Fund Class IB
For the Year Ended December 31, 2019
From operations:
Dividends	$11,906	$-	$193,216	$260,955	$279
Mortality and expense risk and administrative charges	(3,550)	(12,645)	(23,646)	(54,314)	(1,072)
Net investment income (loss)	8,356	(12,645)	169,570	206,641	(793)
Net realized gain (loss)	(30,419)	45,560	(129,146)	123,990	2,216
Capital gain distribution from mutual funds	56,351	363,101	-	1,115,211	28,215
Change in unrealized appreciation (depreciation) of investments	182,240	411,481	560,893	1,924,055	34,162
Increase (decrease) in net assets from operations	216,528	807,497	601,317	3,369,897	63,800
From contract transactions:
Payments received from contract owners	50,803	109,997	155,545	544,176	6,187
Payments for contract benefits or terminations	(57,948)	(223,073)	(98,549)	(754,471)	(4,653)
Policy loans	(3,574)	(1,018)	(7,008)	(5,290)	(40)
Transfers between sub-accounts (including fixed account), net	(16,705)	(19,713)	153,979	(59,750)	(800)
Contract maintenance charges	(32,098)	(129,714)	(387,059)	(774,693)	(4,520)
Increase (decrease) in net assets from contract transactions	(59,522)	(263,521)	(183,092)	(1,050,028)	(3,826)

Increase in net assets from separate account merger	-	-	-	-	-
Increase (decrease) in net assets	157,006	543,976	418,225	2,319,869	59,974
Net assets at beginning of period	793,307	2,559,747	5,665,739	11,718,433	177,616
Net assets at end of period	$950,313	$3,103,723	$6,083,964	$14,038,302	$237,590
Beginning units	50,424	106,943	300,844	761,628	42,021
Units issued	6,711	15,944	37,628	66,218	684
Units redeemed	(10,098)	(25,375)	(41,600)	(122,367)	(1,392)
Units transferred in from separate account merger	-	-	-	-	-
Ending units	47,037	97,512	296,872	705,479	41,313
For the Year Ended December 31, 2018
From operations:
Dividends	$7,404	$-	$255,487	$93,111	$-
Mortality and expense risk and administrative charges	(4,737)	(14,003)	(24,592)	(57,489)	(952)
Net investment income (loss)	2,667	(14,003)	230,895	35,622	(952)
Net realized gain (loss)	(15,778)	63,710	(141,947)	129,977	923
Capital gain distribution from mutual funds	85,658	382,782	-	597,217	10,975
Change in unrealized appreciation (depreciation) of investments	(273,426)	(614,592)	(159,683)	(1,891,144)	(7,827)
Increase (decrease) in net assets from operations	(200,879)	(182,103)	(70,735)	(1,128,328)	3,119
From contract transactions:
Payments received from contract owners	60,411	123,605	209,580	554,775	6,187
Payments for contract benefits or terminations	(219,900)	(149,562)	(346,262)	(657,956)	-
Policy loans	(2,497)	(66,421)	(13,890)	(38,919)	(38)
Transfers between sub-accounts (including fixed account), net	(39,580)	(994)	68,408	168,182	(896)
Contract maintenance charges	(32,362)	(126,328)	(363,946)	(767,213)	(4,356)
Increase (decrease) in net assets from contract transactions	(233,928)	(219,700)	(446,110)	(741,131)	897
Increase (decrease) in net assets	(434,807)	(401,803)	(516,845)	(1,869,459)	4,016
Net assets at beginning of period	1,228,114	2,961,550	6,182,584	13,587,892	173,600
Net assets at end of period	$793,307	$2,559,747	$5,665,739	$11,718,433	$177,616
Beginning units	62,494	115,493	325,506	804,976	41,838
Units issued	14,627	13,702	32,714	37,605	819
Units redeemed	(26,697)	(22,252)	(57,376)	(80,953)	(636)
Ending units	50,424	106,943	300,844	761,628	42,021

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SST SA Multi-
	Putnam VT	Putnam VT	Putnam VT	Managed Mid	SAST SA AB
	International	Small Cap	Sustainable	Cap Value	Growth
	Value Fund	Value Fund	Leaders Fund	Portfolio	Portfolio
	Class IB	Class IB	Class IB	Class 3	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$88,251	$1,170	$216	$634	$-
Mortality and expense risk and administrative charges	(14,062)	(718)	(243)	(153)	(1,285)
Net investment income (loss)	74,189	452	(27)	481	(1,285)
Net realized gain (loss)	(27,392)	(10,898)	798	(1,248)	10,112
Capital gain distribution from mutual funds	185,001	18,866	6,858	3,200	-
Change in unrealized appreciation (depreciation) of investments	365,443	28,971	6,727	9,625	179,522
Increase (decrease) in net assets from operations	597,241	37,391	14,356	12,058	188,349
From contract transactions:
Payments received from contract owners	383,865	7,005	347	16,232	19,488
Payments for contract benefits or terminations	(99,371)	-	-	(6,350)	(2,628)
Policy loans	(70,851)	108	-	396	720
Transfers between sub-accounts (including fixed account), net	(25,397)	848	(703)	3,787	147
Contract maintenance charges	(337,291)	(8,524)	(1,091)	(10,743)	(33,379)
Increase (decrease) in net assets from contract transactions	(149,045)	(563)	(1,447)	3,322	(15,652)

Increase in net assets from separate account merger	-	-	-	-	7,294,144
Increase (decrease) in net assets	448,196	36,828	12,909	15,380	7,466,841
Net assets at beginning of period	3,090,053	157,042	40,670	47,183	-
Net assets at end of period	$3,538,249	$193,870	$53,579	$62,563	$7,466,841
Beginning units	351,823	9,040	1,594	4,251	-
Units issued	43,563	589	9	1,341	671
Units redeemed	(54,823)	(623)	(55)	(1,016)	(1,174)
Units transferred in from separate account merger	-	-	-	-	237,296
Ending units	340,563	9,006	1,548	4,576	236,793
For the Year Ended December 31, 2018
From operations:
Dividends	$83,041	$886	$-	$348	$-
Mortality and expense risk and administrative charges	(17,925)	(906)	(226)	(135)	-
Net investment income (loss)	65,116	(20)	(226)	213	-
Net realized gain (loss)	136,377	(18,722)	973	(413)	-
Capital gain distribution from mutual funds	-	67,607	5,521	3,565	-
Change in unrealized appreciation (depreciation) of investments	(912,709)	(89,956)	(6,986)	(9,961)	-
Increase (decrease) in net assets from operations	(711,216)	(41,091)	(718)	(6,596)	-
From contract transactions:
Payments received from contract owners	344,288	6,392	813	12,832	-
Payments for contract benefits or terminations	(505,926)	(42,695)	-	(419)	-
Policy loans	(17,213)	(869)	-	408	-
Transfers between sub-accounts (including fixed account), net	(98,820)	(207)	(1,024)	3,125	-
Contract maintenance charges	(301,702)	(7,644)	(993)	(7,414)	-
Increase (decrease) in net assets from contract transactions	(579,373)	(45,023)	(1,204)	8,532	-
Increase (decrease) in net assets	(1,290,589)	(86,114)	(1,922)	1,936	-
Net assets at beginning of period	4,380,642	243,156	42,592	45,247	-
Net assets at end of period	$3,090,053	$157,042	$40,670	$47,183	$-
Beginning units	401,810	11,455	1,635	3,519	-
Units issued	57,820	1,969	28	1,407	-
Units redeemed	(107,807)	(4,384)	(69)	(675)	-
Ending units	351,823	9,040	1,594	4,251	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

					SAST SA
					Fidelity
	SAST SA	SAST SA	SAST SA	SAST SA	Institutional
	Columbia	DFA Ultra	Dogs of Wall	Federated	AM® Real
	Technology	Short Bond	Street	Corporate	Estate
	Portfolio	Portfolio	Portfolio	Bond Portfolio	Portfolio
	Class 1	Class 1	Class 1	Class 1	Class 1
For the Year Ended December 31, 2019
From operations:
Mortality and expense risk and administrative charges	$(33)	$(89)	$(104)	$(60)	$(77)
Net investment income (loss)	(33)	(89)	(104)	(60)	(77)
Net realized gain (loss)	176	45	612	185	(222)
Change in unrealized appreciation (depreciation) of investments	15,405	977	11,542	2,947	(2,627)
Increase (decrease) in net assets from operations	15,548	933	12,050	3,072	(2,926)
From contract transactions:
Payments received from contract owners	388	1,741	535	446	1,112
Payments for contract benefits or terminations	-	-	-	(2,084)	-
Policy loans	200	-	-	-	200
Transfers between sub-accounts (including fixed account), net	11	(1)	-	-	(2)
Contract maintenance charges	(602)	(6,000)	(1,312)	(1,588)	(2,052)
Increase (decrease) in net assets from contract transactions	(3)	(4,260)	(777)	(3,226)	(742)

Increase in net assets from separate account merger	283,432	545,003	514,342	382,537	395,643
Increase (decrease) in net assets	298,977	541,676	525,615	382,383	391,975
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$298,977	$541,676	$525,615	$382,383	$391,975
Beginning units	-	-	-	-	-
Units issued	61	148	12	14	26
Units redeemed	(63)	(510)	(30)	(116)	(41)
Units transferred in from separate account merger	30,564	46,354	12,088	12,228	7,674
Ending units	30,562	45,992	12,070	12,126	7,659
For the Year Ended December 31, 2018
From operations:
Mortality and expense risk and administrative charges	$-	$-	$-	$-	$-
Net investment income (loss)	-	-	-	-	-
Net realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	-	-	-	-	-
Increase (decrease) in net assets from operations	-	-	-	-	-
From contract transactions:
Payments received from contract owners	-	-	-	-	-
Payments for contract benefits or terminations	-	-	-	-	-
Policy loans	-	-	-	-	-
Transfers between sub-accounts (including fixed account), net	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-
Increase (decrease) in net assets from contract transactions	-	-	-	-	-
Increase (decrease) in net assets	-	-	-	-	-
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$-	$-	$-	$-	$-
Beginning units	-	-	-	-	-
Units issued	-	-	-	-	-
Units redeemed	-	-	-	-	-
Ending units	-	-	-	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA	SAST SA	SAST SA	SAST SA
	SAST SA	Invesco	Janus	JPMorgan	JPMorgan
	Goldman	Growth	Focused	Diversified	Emerging
	Sachs Global	Opportunities	Growth	Balanced	Markets
	Bond Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 1	Class 1	Class 1	Class 1
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$63,241	$-
Mortality and expense risk and administrative charges	(49)	(28)	(80)	(11,486)	(84)
Net investment income (loss)	(49)	(28)	(80)	51,755	(84)
Net realized gain (loss)	(14)	(56)	6,642	(6,557)	189
Capital gain distribution from mutual funds	-	-	-	153,111	-
Change in unrealized appreciation (depreciation) of investments	601	2,379	14,567	311,354	36,338
Increase (decrease) in net assets from operations	538	2,295	21,129	509,663	36,443
From contract transactions:
Payments received from contract owners	500	135	3,276	181,508	1,253
Payments for contract benefits or terminations	-	-	(12,677)	(147,315)	-
Policy loans	-	-	194	(24,979)	100
Transfers between sub-accounts (including fixed account), net	(1)	(1)	(113)	45,720	1
Contract maintenance charges	(1,011)	(373)	(3,188)	(177,667)	(2,126)
Increase (decrease) in net assets from contract transactions	(512)	(239)	(12,508)	(122,733)	(772)

Increase in net assets from separate account merger	329,496	142,904	909,986	1,313,890	486,538
Increase (decrease) in net assets	329,522	144,960	918,607	1,700,820	522,209
Net assets at beginning of period	-	-	-	2,654,340	-
Net assets at end of period	$329,522	$144,960	$918,607	$4,355,160	$522,209
Beginning units	-	-	-	164,830	-
Units issued	27	9	106	21,286	45
Units redeemed	(55)	(25)	(469)	(27,651)	(72)
Units transferred in from separate account merger	17,510	9,650	26,366	65,056	17,026
Ending units	17,482	9,634	26,003	223,521	16,999
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$-	$-	$42,444	$-
Mortality and expense risk and administrative charges	-	-	-	(11,584)	-
Net investment income (loss)	-	-	-	30,860	-
Net realized gain (loss)	-	-	-	37,073	-
Capital gain distribution from mutual funds	-	-	-	167,938	-
Change in unrealized appreciation (depreciation) of investments	-	-	-	(465,685)	-
Increase (decrease) in net assets from operations	-	-	-	(229,814)	-
From contract transactions:
Payments received from contract owners	-	-	-	182,218	-
Payments for contract benefits or terminations	-	-	-	(286,923)	-
Policy loans	-	-	-	(4,585)	-
Transfers between sub-accounts (including fixed account), net	-	-	-	205,003	-
Contract maintenance charges	-	-	-	(156,206)	-
Increase (decrease) in net assets from contract transactions	-	-	-	(60,493)	-
Increase (decrease) in net assets	-	-	-	(290,307)	-
Net assets at beginning of period	-	-	-	2,944,647	-
Net assets at end of period	$-	$-	$-	$2,654,340	$-
Beginning units	-	-	-	160,121	-
Units issued	-	-	-	32,937	-
Units redeemed	-	-	-	(28,228)	-
Ending units	-	-	-	164,830	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA		SAST SA	SAST SA
	SAST SA	JPMorgan	SAST SA	JPMorgan	Legg Mason
	JPMorgan	Global	JPMorgan	Mid-Cap	BW Large
	Equity-Income	Equities	MFS Core	Growth	Cap Value
	Portfolio	Portfolio	Bond Portfolio	Portfolio	Portfolio
	Class 1	Class 1	Class 1	Class 1	Class 1
For the Year Ended December 31, 2019
From operations:
Mortality and expense risk and administrative charges	$(421)	$(79)	$(13)	$(502)	$(478)
Net investment income (loss)	(421)	(79)	(13)	(502)	(478)
Net realized gain (loss)	12,825	304	13	7,941	(1,981)
Change in unrealized appreciation (depreciation) of investments	75,310	9,467	(88)	45,309	63,111
Increase (decrease) in net assets from operations	87,714	9,692	(88)	52,748	60,652
From contract transactions:
Payments received from contract owners	5,962	1,307	76	7,834	3,493
Payments for contract benefits or terminations	(19,308)	-	-	(9,099)	-
Policy loans	520	176	-	429	143
Transfers between sub-accounts (including fixed account), net	(156)	6	-	(4)	13
Contract maintenance charges	(10,344)	(2,534)	(509)	(12,760)	(8,688)
Increase (decrease) in net assets from contract transactions	(23,326)	(1,045)	(433)	(13,600)	(5,039)

Increase in net assets from separate account merger	2,948,975	417,326	68,492	3,715,642	2,548,016
Increase (decrease) in net assets	3,013,363	425,973	67,971	3,754,790	2,603,629
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$3,013,363	$425,973	$67,971	$3,754,790	$2,603,629
Beginning units	-	-	-	-	-
Units issued	253	82	3	319	102
Units redeemed	(1,184)	(137)	(20)	(912)	(202)
Units transferred in from separate account merger	114,760	22,087	2,653	136,402	51,073
Ending units	113,829	22,032	2,636	135,809	50,973
For the Year Ended December 31, 2018
From operations:
Mortality and expense risk and administrative charges	$-	$-	$-	$-	$-
Net investment income (loss)	-	-	-	-	-
Net realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	-	-	-	-	-
Increase (decrease) in net assets from operations	-	-	-	-	-
From contract transactions:
Payments received from contract owners	-	-	-	-	-
Payments for contract benefits or terminations	-	-	-	-	-
Policy loans	-	-	-	-	-
Transfers between sub-accounts (including fixed account), net	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-
Increase (decrease) in net assets from contract transactions	-	-	-	-	-
Increase (decrease) in net assets	-	-	-	-	-
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$-	$-	$-	$-	$-
Beginning units	-	-	-	-	-
Units issued	-	-	-	-	-
Units redeemed	-	-	-	-	-
Ending units	-	-	-	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

				SAST SA
		SAST SA		Morgan	SAST SA
	SAST SA	MFS	SAST SA	Stanley	Oppenheimer
	MFS Blue	Massachusett	MFS Total	International	Main Street
	Chip Growth	s Investors	Return	Equities	Large Cap
	Portfolio	Trust Portfolio	Portfolio	Portfolio	Portfolio
	Class 1	Class 1	Class 1	Class 1	Class 1
For the Year Ended December 31, 2019
From operations:
Mortality and expense risk and administrative charges	$(7)	$(116)	$(133)	$(84)	$(128)
Net investment income (loss)	(7)	(116)	(133)	(84)	(128)
Net realized gain (loss)	188	912	832	499	718
Change in unrealized appreciation (depreciation) of investments	1,769	17,955	14,442	14,697	18,835
Increase (decrease) in net assets from operations	1,950	18,751	15,141	15,112	19,425
From contract transactions:
Payments received from contract owners	-	1,141	3,353	2,058	818
Payments for contract benefits or terminations	-	-	-	(2,024)	-
Policy loans	-	(8)	271	50	200
Transfers between sub-accounts (including fixed account), net	-	5	13	25	9
Contract maintenance charges	(416)	(2,659)	(4,431)	(1,893)	(2,068)
Increase (decrease) in net assets from contract transactions	(416)	(1,521)	(794)	(1,784)	(1,041)

Increase in net assets from separate account merger	62,480	569,085	778,621	485,774	629,982
Increase (decrease) in net assets	64,014	586,315	792,968	499,102	648,366
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$64,014	$586,315	$792,968	$499,102	$648,366
Beginning units	-	-	-	-	-
Units issued	-	39	120	160	34
Units redeemed	(24)	(91)	(145)	(289)	(69)
Units transferred in from separate account merger	3,626	19,632	25,497	36,213	21,381
Ending units	3,602	19,580	25,472	36,084	21,346
For the Year Ended December 31, 2018
From operations:
Mortality and expense risk and administrative charges	$-	$-	$-	$-	$-
Net investment income (loss)	-	-	-	-	-
Net realized gain (loss)	-	-	-	-	-
Change in unrealized appreciation (depreciation) of investments	-	-	-	-	-
Increase (decrease) in net assets from operations	-	-	-	-	-
From contract transactions:
Payments received from contract owners	-	-	-	-	-
Payments for contract benefits or terminations	-	-	-	-	-
Policy loans	-	-	-	-	-
Transfers between sub-accounts (including fixed account), net	-	-	-	-	-
Contract maintenance charges	-	-	-	-	-
Increase (decrease) in net assets from contract transactions	-	-	-	-	-
Increase (decrease) in net assets	-	-	-	-	-
Net assets at beginning of period	-	-	-	-	-
Net assets at end of period	$-	$-	$-	$-	$-
Beginning units	-	-	-	-	-
Units issued	-	-	-	-	-
Units redeemed	-	-	-	-	-
Ending units	-	-	-	-	-

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

		SAST SA
		Putnam	SAST SA
	SAST SA	International	WellsCap	VALIC	VALIC
	PineBridge	Growth and	Aggressive	Company I	Company I
	High-Yield	Income	Growth	Dynamic	Emerging
	Bond Portfolio	Portfolio	Portfolio	Allocation	Economies
	Class 1	Class 1	Class 1	Fund	Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$-	$-	$51,647	$1,845
Mortality and expense risk and administrative charges	(59)	(86)	(8,793)	(11,945)	(332)
Net investment income (loss)	(59)	(86)	(8,793)	39,702	1,513
Net realized gain (loss)	(95)	453	47,474	7,204	(235)
Capital gain distribution from mutual funds	-	-	122,772	242,405	-
Change in unrealized appreciation (depreciation) of investments	5,891	16,500	446,306	525,167	21,665
Increase (decrease) in net assets from operations	5,737	16,867	607,759	814,478	22,943
From contract transactions:
Payments received from contract owners	1,043	770	84,414	1,140,596	24,941
Payments for contract benefits or terminations	-	-	(105,881)	(28,927)	-
Policy loans	200	(13)	(4,078)	-	(1,570)
Transfers between sub-accounts (including fixed account), net	4	-	8,546	1,420,656	42,820
Contract maintenance charges	(1,090)	(3,206)	(74,311)	(961,280)	(17,725)
Increase (decrease) in net assets from contract transactions	157	(2,449)	(91,310)	1,571,045	48,466

Increase in net assets from separate account merger	311,310	484,337	2,050,144	-	-
Increase (decrease) in net assets	317,204	498,755	2,566,593	2,385,523	71,409
Net assets at beginning of period	-	-	1,593,822	3,439,714	97,387
Net assets at end of period	$317,204	$498,755	$4,160,415	$5,825,237	$168,796
Beginning units	-	-	91,940	319,784	10,236
Units issued	44	124	4,435	210,682	7,607
Units redeemed	(38)	(280)	(9,099)	(72,834)	(3,004)
Units transferred in from separate account merger	11,224	31,152	83,742	-	-
Ending units	11,230	30,996	171,018	457,632	14,839
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$-	$-	$28,190	$1,286
Mortality and expense risk and administrative charges	-	-	(8,146)	(6,965)	(252)
Net investment income (loss)	-	-	(8,146)	21,225	1,034
Net realized gain (loss)	-	-	175,517	60,521	3,912
Capital gain distribution from mutual funds	-	-	258,158	85,259	-
Change in unrealized appreciation (depreciation) of investments	-	-	(591,676)	(417,988)	(24,894)
Increase (decrease) in net assets from operations	-	-	(166,147)	(250,983)	(19,948)
From contract transactions:
Payments received from contract owners	-	-	110,573	670,230	19,278
Payments for contract benefits or terminations	-	-	(405,129)	(15,602)	(9,536)
Policy loans	-	-	(26,051)	-	-
Transfers between sub-accounts (including fixed account), net	-	-	414,885	1,576,000	35,754
Contract maintenance charges	-	-	(60,335)	(639,870)	(12,781)
Increase (decrease) in net assets from contract transactions	-	-	33,943	1,590,758	32,715
Increase (decrease) in net assets	-	-	(132,204)	1,339,775	12,767
Net assets at beginning of period	-	-	1,726,026	2,099,939	84,620
Net assets at end of period	$-	$-	$1,593,822	$3,439,714	$97,387
Beginning units	-	-	93,007	174,429	7,103
Units issued	-	-	44,050	198,425	5,982
Units redeemed	-	-	(45,117)	(53,070)	(2,849)
Ending units	-	-	91,940	319,784	10,236

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC	VALIC
	Company I	Company I	VALIC	VALIC	VALIC
	Government	International	Company I	Company I	Company I
	Money Market	Equities Index	International	Mid Cap	Nasdaq-100
	I Fund	Fund	Value Fund	Index Fund	Index Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$132,842	$96,721	$1,851	$200,915	$29,615
Mortality and expense risk and administrative charges	(31,268)	(11,470)	(184)	(61,254)	(30,830)
Net investment income (loss)	101,574	85,251	1,667	139,661	(1,215)
Net realized gain (loss)	(1)	20,951	374	238,696	542,991
Capital gain distribution from mutual funds	-	-	-	1,398,807	104,007
Change in unrealized appreciation (depreciation) of investments	(2)	430,405	8,560	1,445,781	1,672,418
Increase (decrease) in net assets from operations	101,571	536,607	10,601	3,222,945	2,318,201
From contract transactions:
Payments received from contract owners	787,109	181,785	17,021	648,448	207,869
Payments for contract benefits or terminations	(581,173)	(97,321)	-	(1,164,326)	(237,456)
Policy loans	26,325	5,348	(1,813)	(4,775)	13,753
Transfers between sub-accounts (including fixed account), net	24,427	63,999	14,451	49,706	(398,483)
Contract maintenance charges	(962,726)	(138,047)	(11,446)	(718,617)	(226,722)
Increase (decrease) in net assets from contract transactions	(706,038)	15,764	18,213	(1,189,564)	(641,039)

Increase in net assets from separate account merger	-	-	-	207,438	78,821
Increase (decrease) in net assets	(604,467)	552,371	28,814	2,240,819	1,755,983
Net assets at beginning of period	8,312,365	2,593,223	56,732	13,017,944	6,330,427
Net assets at end of period	$7,707,898	$3,145,594	$85,546	$15,258,763	$8,086,410
Beginning units	839,432	263,693	6,551	621,713	200,596
Units issued	237,475	77,032	3,278	100,764	21,668
Units redeemed	(310,746)	(75,840)	(1,318)	(136,224)	(36,858)
Units transferred in from separate account merger	-	-	-	480	125
Ending units	766,161	264,885	8,511	586,733	185,531
For the Year Ended December 31, 2018
From operations:
Dividends	$114,383	$56,860	$1,145	$175,550	$37,320
Mortality and expense risk and administrative charges	(39,995)	(12,146)	(187)	(70,766)	(33,919)
Net investment income (loss)	74,388	44,714	958	104,784	3,401
Net realized gain (loss)	-	67,874	2,107	524,310	693,128
Capital gain distribution from mutual funds	-	-	-	1,037,039	324,355
Change in unrealized appreciation (depreciation) of investments	-	(545,872)	(14,616)	(3,432,032)	(982,797)
Increase (decrease) in net assets from operations	74,388	(433,284)	(11,551)	(1,765,899)	38,087
From contract transactions:
Payments received from contract owners	875,880	191,009	19,998	632,074	222,177
Payments for contract benefits or terminations	(2,088,176)	(117,285)	(7,961)	(1,522,446)	(629,542)
Policy loans	234,710	977	-	(5,830)	38,449
Transfers between sub-accounts (including fixed account), net	1,070,857	217,876	5,847	(59,249)	(406,816)
Contract maintenance charges	(1,006,312)	(131,408)	(8,728)	(698,765)	(215,479)
Increase (decrease) in net assets from contract transactions	(913,041)	161,169	9,156	(1,654,216)	(991,211)
Increase (decrease) in net assets	(838,653)	(272,115)	(2,395)	(3,420,115)	(953,124)
Net assets at beginning of period	9,151,018	2,865,338	59,127	16,438,059	7,283,551
Net assets at end of period	$8,312,365	$2,593,223	$56,732	$13,017,944	$6,330,427
Beginning units	934,888	248,253	5,498	689,546	222,786
Units issued	546,118	79,139	3,158	77,406	32,350
Units redeemed	(641,574)	(63,699)	(2,105)	(145,239)	(54,540)
Ending units	839,432	263,693	6,551	621,713	200,596

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC
	Company I	VALIC	VALIC	VALIC	VALIC
	Science &	Company I	Company I	Company II	Company II
	Technology	Small Cap	Stock Index	Mid Cap	Strategic
	Fund	Index Fund	Fund	Value Fund	Bond Fund
For the Year Ended December 31, 2019
From operations:
Dividends	$-	$78,963	$329,155	$421	$7,266
Mortality and expense risk and administrative charges	(21,592)	(30,228)	(89,668)	(233)	(666)
Net investment income (loss)	(21,592)	48,735	239,487	188	6,600
Net realized gain (loss)	65,485	63,747	1,212,820	(751)	1,219
Capital gain distribution from mutual funds	881,473	587,654	473,799	14,540	-
Change in unrealized appreciation (depreciation) of investments	606,363	835,201	3,756,520	5,887	15,858
Increase (decrease) in net assets from operations	1,531,729	1,535,337	5,682,626	19,864	23,677
From contract transactions:
Payments received from contract owners	214,486	444,872	1,190,397	24,670	63,531
Payments for contract benefits or terminations	(113,983)	(175,429)	(1,038,080)	-	(39,707)
Policy loans	16,054	(238)	83,849	-	(2,258)
Transfers between sub-accounts (including fixed account), net	(85,094)	(50,889)	83,824	78	49,573
Contract maintenance charges	(158,387)	(346,003)	(1,447,112)	(11,623)	(27,300)
Increase (decrease) in net assets from contract transactions	(126,924)	(127,687)	(1,127,122)	13,125	43,839

Increase in net assets from separate account merger	63,990	-	-	-	-
Increase (decrease) in net assets	1,468,795	1,407,650	4,555,504	32,989	67,516
Net assets at beginning of period	3,978,318	6,289,434	18,931,067	60,871	202,859
Net assets at end of period	$5,447,113	$7,697,084	$23,486,571	$93,860	$270,375
Beginning units	137,417	316,138	904,375	5,422	19,316
Units issued	12,153	46,464	195,478	2,249	10,434
Units redeemed	(13,579)	(47,703)	(219,024)	(1,189)	(6,150)
Units transferred in from separate account merger	114	-	-	-	-
Ending units	136,105	314,899	880,829	6,482	23,600
For the Year Ended December 31, 2018
From operations:
Dividends	$-	$80,068	$366,524	$252	$6,950
Mortality and expense risk and administrative charges	(18,749)	(35,335)	(97,047)	(185)	(546)
Net investment income (loss)	(18,749)	44,733	269,477	67	6,404
Net realized gain (loss)	207,649	356,301	1,363,580	(79)	(132)
Capital gain distribution from mutual funds	323,690	453,203	802,333	4,585	-
Change in unrealized appreciation (depreciation) of investments	(665,958)	(1,654,971)	(3,393,048)	(14,880)	(13,481)
Increase (decrease) in net assets from operations	(153,368)	(800,734)	(957,658)	(10,307)	(7,209)
From contract transactions:
Payments received from contract owners	169,972	402,345	1,001,680	23,685	31,500
Payments for contract benefits or terminations	(154,700)	(1,086,327)	(1,832,673)	(891)	(11,531)
Policy loans	(96)	391	(63,761)	-	(2,074)
Transfers between sub-accounts (including fixed account), net	632,427	(35,698)	(568,658)	3,163	37,959
Contract maintenance charges	(119,856)	(351,878)	(1,323,367)	(10,571)	(18,048)
Increase (decrease) in net assets from contract transactions	527,747	(1,071,167)	(2,786,779)	15,386	37,806
Increase (decrease) in net assets	374,379	(1,871,901)	(3,744,437)	5,079	30,597
Net assets at beginning of period	3,603,939	8,161,335	22,675,504	55,792	172,262
Net assets at end of period	$3,978,318	$6,289,434	$18,931,067	$60,871	$202,859
Beginning units	120,251	359,948	1,022,435	4,131	15,518
Units issued	40,304	54,780	103,478	2,063	6,962
Units redeemed	(23,138)	(98,590)	(221,538)	(772)	(3,164)
Ending units	137,417	316,138	904,375	5,422	19,316

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS

	VALIC
	Company II	VanEck VIP	VanEck VIP
	U.S. Socially	Emerging	Global Hard	Vanguard VIF	Vanguard VIF
	Responsible	Markets Fund	Assets Fund	High Yield	Real Estate
	Fund	Initial Class	Initial Class	Bond Portfolio	Index Portfolio
For the Year Ended December 31, 2019
From operations:
Dividends	$808	$-	$-	$335,201	$362,435
Mortality and expense risk and administrative charges	(212)	(74)	(51)	(25,030)	(57,771)
Net investment income (loss)	596	(74)	(51)	310,171	304,664
Net realized gain (loss)	1,073	32	(1,331)	(34,207)	(2,284)
Capital gain distribution from mutual funds	4,078	-	-	-	655,005
Change in unrealized appreciation (depreciation) of investments	9,598	8,182	12,238	530,801	2,269,678
Increase (decrease) in net assets from operations	15,345	8,140	10,856	806,765	3,227,063
From contract transactions:
Payments received from contract owners	10,093	1,336	899	397,016	673,575
Payments for contract benefits or terminations	-	-	-	(1,114,468)	(630,045)
Policy loans	(5,440)	(1)	(536)	8,673	(80,828)
Transfers between sub-accounts (including fixed account), net	37,821	47	34	(196,944)	1,815
Contract maintenance charges	(7,227)	(1,191)	(942)	(410,383)	(615,602)
Increase (decrease) in net assets from contract transactions	35,247	191	(545)	(1,316,106)	(651,085)

Increase in net assets from separate account merger	-	164,877	112,156	-	-
Increase (decrease) in net assets	50,592	173,208	122,467	(509,341)	2,575,978
Net assets at beginning of period	39,595	-	-	6,229,346	11,664,388
Net assets at end of period	$90,187	$173,208	$122,467	$5,720,005	$14,240,366
Beginning units	2,701	-	-	335,673	660,841
Units issued	2,957	42	40	73,430	52,500
Units redeemed	(710)	(37)	(63)	(132,386)	(83,068)
Units transferred in from separate account merger	-	4,706	5,125	-	-
Ending units	4,948	4,711	5,102	276,717	630,273
For the Year Ended December 31, 2018
From operations:
Dividends	$672	$-	$-	$321,566	$379,988
Mortality and expense risk and administrative charges	(168)	-	-	(33,487)	(55,268)
Net investment income (loss)	504	-	-	288,079	324,720
Net realized gain (loss)	1,019	-	-	(23,855)	(75,523)
Capital gain distribution from mutual funds	768	-	-	-	465,939
Change in unrealized appreciation (depreciation) of investments	(4,673)	-	-	(476,870)	(1,441,103)
Increase (decrease) in net assets from operations	(2,382)	-	-	(212,646)	(725,967)
From contract transactions:
Payments received from contract owners	8,793	-	-	467,492	746,179
Payments for contract benefits or terminations	-	-	-	(562,468)	(849,205)
Policy loans	-	-	-	19,612	12,462
Transfers between sub-accounts (including fixed account), net	(1,909)	-	-	39,013	(38,275)
Contract maintenance charges	(5,367)	-	-	(431,445)	(626,555)
Increase (decrease) in net assets from contract transactions	1,517	-	-	(467,796)	(755,394)
Increase (decrease) in net assets	(865)	-	-	(680,442)	(1,481,361)
Net assets at beginning of period	40,460	-	-	6,909,788	13,145,749
Net assets at end of period	$39,595	$-	$-	$6,229,346	$11,664,388
Beginning units	2,605	-	-	358,684	697,040
Units issued	489	-	-	47,160	71,634
Units redeemed	(393)	-	-	(70,171)	(107,833)
Ending units	2,701	-	-	335,673	660,841

The accompanying Notes to Financial Statements are an integral part of this statement.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

1.Organization

Separate Account VL-R (the Separate Account) is a segregated investment account established by American General Life Insurance Company (the Company) to receive and invest premium payments from variable universal life insurance policies issued by the Company. The Company is a wholly owned subsidiary of AGC Life Insurance Company, an indirect, wholly owned subsidiary of American International Group, Inc. (AIG).

On November 29, 2019, Variable Account II ("AGL Sep II"), Separate Account VUL ("AGL VUL"), and Separate Account VUL-2 ("AGL VUL-2") of the Company merged into the Separate Account. Additional information can be found in Note 8.

The Separate Account includes the following products:
AG Corporate Investor(b)	Platinum Choice VUL 2(a)
AG Income Advantage VUL(b)	Platinum Investor FlexDirector(b)
AG Legacy Plus(b)	Platinum Investor I(b)
Corporate America(b)	Platinum Investor II(b)
Corporate Investor Select(b)	Platinum Investor III(b)
Equibuilder(b)	Platinum Investor IV(b)
Equibuilder II(b)	Platinum Investor PLUS(b)
Equibuilder III(b)	Platinum Investor Survivor(b)
Executive Advantage(b)	Platinum Investor Survivor II(b)
Gallery Life(b)	Platinum Investor VIP(b)
Gemstone Life(b)	Polaris Life (b)
Flexible Premium VUL (Group)(b)	Polaris Survivorship Life(b)
Flexible Premium Variable Universal Life Policy(b)	Protection Advantage Select(b)
Income Advantage Select(b)

(a)On November 6, 2014 this product was introduced and is currently offered for sale. The name was changed from AG Platinum Choice VUL to AG Platinum Choice VUL 2 on July 3, 2017. The product name was further updated to Platinum Choice VUL 2 on October 7, 2019.

(b)These products are no longer available for sale.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The Separate Account consists of various sub-accounts. Each sub- account invests all its investible assets in a corresponding eligible mutual fund, which is registered under the 1940 Act as an open-ended management investment company. The names in bold in the table below are the diversified, open- ended management investment companies and the names below them are the names of the sub- accounts/corresponding eligible mutual funds. Collectively, all of the mutual funds are referred to as "Funds" throughout these financial statements.

For each sub-account, the financial statements are comprised of a Statement of Assets and Liabilities, including a Schedule of Portfolio Investments, as of December 31, 2019 and related Statements of Operations and Changes in Net Assets for each of the years in the period then ended, all periods to reflect a full twelve month period, except as noted below.

AB Variable Products Series Fund, Inc. (AB VPS)
AB VPS Balanced Wealth Strategy Portfolio Class A	AB VPS International Growth Portfolio Class A(i)
AB VPS Global Thematic Growth Portfolio Class A	AB VPS Large Cap Growth Portfolio Class A
AB VPS Growth and Income Portfolio Class A	AB VPS Small Cap Growth Portfolio Class A
AB VPS Intermediate Bond Portfolio Class A
The Alger Portfolios (Alger)
Alger Capital Appreciation Portfolio Class I-2	Alger Mid Cap Growth Portfolio Class I-2
American Century Variable Portfolios, Inc. (American Century VP)
American Century VP Capital Appreciation Fund Class I	American Century VP International Fund Class I(i)
American Century VP Income & Growth Fund Class I	American Century VP Value Fund Class I

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

American Funds Insurance Series (American Funds IS)
American Funds IS Asset Allocation Fund Class 2	American Funds IS Growth-Income Fund Class 2
American Funds IS Global Growth Fund Class 2	American Funds IS High-Income Bond Fund Class 2
American Funds IS Growth Fund Class 2	American Funds IS International Fund Class 2
Anchor Series Trust (AST)(a)
AST SA PGI Asset Allocation Portfolio Class 1	AST SA Wellington Government and Quality Bond Portfolio Class 1
AST SA Wellington Capital Appreciation Portfolio Class 1	AST SA Wellington Government and Quality Bond Portfolio Class 3
AST SA Wellington Capital Appreciation Portfolio Class 3
AXA Premier VIP Trust
AXA Premier VIP Charter Multi-Sector Bond Portfolio Class A	EQ/Moderate Allocation Portfolio Class A(b)
BlackRock Variable Series Funds II, Inc. (BlackRock)
BlackRock U.S. Government Bond V.I. Fund Class I(i)(q)
BlackRock Variable Series Funds, Inc. (BlackRock)
BlackRock Advantage U.S. Total Market V.I. Fund Class I(i)	BlackRock Capital Appreciation V.I. Fund Class I(i)
BlackRock Basic Value V.I. Fund Class I(i)
BNY Mellon Investment Portfolios (BNY Mellon IP)(r)
BNY Mellon IP MidCap Stock Portfolio Initial Shares(d)
BNY Mellon Stock Index Fund, Inc.(c)
BNY Mellon Stock Index Fund, Inc. Initial Shares(c)
BNY Mellon Variable Investment Fund (BNY Mellon VIF)(s)
BNY Mellon VIF International Value Portfolio Initial Shares(e)	BNY Mellon VIF Quality Bond Portfolio Initial Shares(h)
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares(g)
EQ Advisors Trust SM (EQ/)
EQ/Multimanager Aggressive Equity Portfolio Class 1A	EQ/International Equity Index Portfolio Class 1A
EQ/Common Stock Index Portfolio Class 1A	EQ/Money Market Portfolio Class 1A
Fidelity Variable Insurance Products (Fidelity VIP)
Fidelity VIP Asset Manager Growth Portfolio Initial Class	Fidelity VIP Freedom 2030 Portfolio Service Class 2
Fidelity VIP Asset Manager Portfolio Initial Class	Fidelity VIP Government Money Market Portfolio Initial Class
Fidelity VIP Asset Manager Portfolio Service Class 2	Fidelity VIP Government Money Market Portfolio Service Class 2
Fidelity VIP Balanced Portfolio Initial Class(i)	Fidelity VIP Growth Portfolio Initial Class
Fidelity VIP Contrafund Portfolio Initial Class	Fidelity VIP Growth Portfolio Service Class 2
Fidelity VIP Contrafund Portfolio Service Class 2	Fidelity VIP High Income Portfolio Initial Class
Fidelity VIP Equity-Income Portfolio Initial Class	Fidelity VIP Index 500 Portfolio Initial Class
Fidelity VIP Equity-Income Portfolio Service Class 2	Fidelity VIP Investment Grade Bond Portfolio Initial Class
Fidelity VIP Freedom 2020 Portfolio Service Class 2	Fidelity VIP Mid Cap Portfolio Service Class 2
Fidelity VIP Freedom 2025 Portfolio Service Class 2	Fidelity VIP Overseas Portfolio Initial Class
Franklin Templeton Variable Insurance Products Trust (FTVIP)
FTVIP Franklin Mutual Shares VIP Fund Class 2	FTVIP Templeton Developing Markets VIP Fund Class 2(i)
FTVIP Franklin Small Cap Value VIP Fund Class 2	FTVIP Templeton Foreign VIP Fund Class 2
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	FTVIP Templeton Growth VIP Fund Class 2(i)
FTVIP Franklin U.S. Government Securities VIP Fund Class 2
Goldman Sachs Variable Insurance Trust (Goldman Sachs VIT)
Goldman Sachs VIT International Equity Insights Fund Institutional Shares(i)	Goldman Sachs VIT U.S. Equity Insights Fund Institutional Shares(i)
Goldman Sachs VIT Strategic Growth Fund Institutional Shares

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Invesco Variable Insurance Funds (Invesco)
Invesco Oppenheimer V.I. Conservative Balanced Fund Series I(j)	Invesco V.I. Core Equity Fund Series I
Invesco Oppenheimer V.I. Global Fund Series I(k)	Invesco V.I. Global Real Estate Fund Series I
Invesco Oppenheimer V.I. Global Strategic Income Fund Series I(l)	Invesco V.I. Government Securities Fund Series I
Invesco Oppenheimer V.I. Main Street Fund Series I(m)	Invesco V.I. Growth and Income Fund Series I
Invesco V.I. American Franchise Fund Series I	Invesco V.I. High Yield Fund Series I
Invesco V.I. American Value Fund Series I(i)	Invesco V.I. International Growth Fund Series I
Janus Aspen Series (Janus)
Janus Henderson Enterprise Portfolio Service Shares	Janus Henderson Global Research Portfolio Service Shares
Janus Henderson Forty Portfolio Service Shares	Janus Henderson Overseas Portfolio Service Shares
JPMorgan Insurance Trust (JPMorgan)
JPMorgan Insurance Trust Core Bond Portfolio Class 1	JPMorgan Insurance Trust Small Cap Core Portfolio Class 1
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	JPMorgan Insurance Trust U.S. Equity Portfolio Class 1
MFS Variable Insurance Trust (MFS VIT)
MFS VIT Growth Series Initial Class	MFS VIT Research Series Initial Class
MFS VIT Investors Trust Series Initial Class	MFS VIT Total Return Series Initial Class
MFS VIT New Discovery Series Initial Class	MFS VIT Utilities Series Initial Class
MFS Variable Insurance Trust II (MFS VIT II)
MFS VIT II Core Equity Portfolio Initial Class
Morgan Stanley Variable Insurance Fund, Inc. (Morgan Stanley VIF)
Morgan Stanley VIF Core Plus Fixed Income Portfolio Class I(i)	Morgan Stanley VIF Growth Portfolio Class I
Morgan Stanley VIF Emerging Markets Equity Portfolio Class I(i)	Morgan Stanley VIF Mid Cap Growth Portfolio Class I(i)
Neuberger Berman Advisers Management Trust (Neuberger Berman AMT)
Neuberger Berman AMT Large Cap Value Portfolio Class I(p)	Neuberger Berman AMT Short Duration Bond Portfolio Class I
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	Neuberger Berman AMT Sustainable Equity Portfolio Class I
PIMCO Variable Insurance Trust (PIMCO)
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	PIMCO Real Return Portfolio Administrative Class
PIMCO Global Bond Opportunities Portfolio (Unhedged) Adminstrative Class	PIMCO Short-Term Portfolio Administrative Class
PIMCO High Yield Portfolio Administrative Class(i)	PIMCO Total Return Portfolio Administrative Class
PIMCO Long-Term U.S. Government Portfolio Administrative Class(i)
Pioneer Variable Contracts Trust (Pioneer)
Pioneer Fund VCT Portfolio Class I	Pioneer Select Mid Cap Growth VCT Portfolio Class I
Pioneer Mid Cap Value VCT Portfolio Class I
Putnam Variable Trust (Putnam VT)
Putnam VT Diversified Income Fund Class IB	Putnam VT International Value Fund Class IB
Putnam VT Equity Income Fund Class IB	Putnam VT Small Cap Value Fund Class IB
Putnam VT Growth Opportunities Fund Class IB	Putnam VT Sustainable Leaders Fund Class IB
Seasons Series Trust (SST)(a)
SST SA Multi-Managed Mid Cap Value Portfolio Class 3
SunAmerica Series Trust (SAST)(a)
SAST SA AB Growth Portfolio Class 1	SAST SA JPMorgan Global Equities Portfolio Class 1
SAST SA Columbia Technology Portfolio Class 1	SAST SA JPMorgan MFS Core Bond Portfolio Class 1
SAST SA DFA Ultra Short Bond Portfolio Class 1	SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1
SAST SA Dogs of Wall Street Portfolio Class 1	SAST SA Legg Mason BW Large Cap Value Portfolio Class 1
SAST SA Federated Corporate Bond Portfolio Class 1	SAST SA MFS Blue Chip Growth Portfolio Class 1

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

SunAmerica Series Trust (SAST)(a)
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	SAST SA MFS Massachusetts Investors Trust Portfolio Class 1
SAST SA Goldman Sachs Global Bond Portfolio Class 1	SAST SA MFS Total Return Portfolio Class 1
SAST SA Invesco Growth Opportunities Portfolio Class 1	SAST SA Morgan Stanley International Equities Portfolio Class 1
SAST SA Janus Focused Growth Portfolio Class 1	SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	SAST SA PineBridge High-Yield Bond Portfolio Class 1
SAST SA JPMorgan Emerging Markets Portfolio Class 1	SAST SA Putnam International Growth and Income Portfolio Class 1
SAST SA JPMorgan Equity-Income Portfolio Class 1	SAST SA WellsCap Aggressive Growth Portfolio Class 1
VALIC Company I(f)
VALIC Company I Dynamic Allocation Fund	VALIC Company I Mid Cap Index Fund
VALIC Company I Emerging Economies Fund	VALIC Company I Nasdaq-100 Index Fund
VALIC Company I Government Money Market I Fund	VALIC Company I Science & Technology Fund
VALIC Company I International Equities Index Fund	VALIC Company I Small Cap Index Fund
VALIC Company I International Value Fund	VALIC Company I Stock Index Fund
VALIC Company II(f)
VALIC Company II Mid Cap Value Fund	VALIC Company II U.S. Socially Responsible Fund(n)
VALIC Company II Strategic Bond Fund
VanEck VIP Trust (VanEck VIP)
VanEck VIP Emerging Markets Fund Initial Class	VanEck VIP Global Hard Assets Fund Initial Class
Vanguard Variable Insurance Fund (Vanguard VIF)
Vanguard VIF High Yield Bond Portfolio	Vanguard VIF Total Bond Market Index Portfolio(i)
Vanguard VIF Real Estate Index Portfolio	Vanguard VIF Total Stock Market Index Portfolio(i)

(a)These are affiliated investment companies. SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor Series Trust, Seasons Series Trust, and SunAmerica Series Trust.

(b)Formerly AXA Premier VIP Moderate Allocation Portfolio.

(c)Formerly Dreyfus Stock Index Fund, Inc.

(d)Formerly Dreyfus IP MidCap Stock Portfolio.

(e)Formerly Dreyfus VIF International Value Portfolio.

(f)VALIC Company I and II are affiliated investment companies. The Variable Annuity Life Insurance Company (VALIC), an affiliate of the Company, serves as the investment advisor to VALIC Company I and II series. VALIC Retirement Services Company, a direct, wholly owned subsidiary of VALIC, serves as the transfer agent and accounting services agent to VALIC Company I and II series. SunAmerica Asset Management LLC (SAAMCO), an affiliate of the Company, serves as investment sub-advisor to certain underlying mutual funds of VALIC Company I and II series.

(g)Formerly Dreyfus VIF Opportunistic Small Cap Portfolio.

(h)Formerly Dreyfus VIF Quality Bond Portfolio.

(i)Fund had no activity during the current year.

(j)Formerly Oppenheimer Conservative Balanced Fund/VA.

(k)Formerly Oppenheimer Global Fund/VA.

(l)Formerly Oppenheimer Global Strategic Income Fund/VA.

(m)Formerly Oppenheimer Main Street Fund/VA.

(n)Formerly VALIC Company II Socially Responsible Fund.

(o)Formerly Dreyfus Variable Investment Fund.

(p)The Neuberger Berman AMT Large Cap Value Portfolio, in operation for the periods January 1, 2018 to December 31, 2018 and January 1, 2019 to April 30, 2019 (cessation of operations) merged into the Neuberger Berman AMT Sustainable Equity Portfolio.

(q)The BlackRock II U.S. Government Bond V.I. Fund was reorganized into the BlackRock Variable Series Funds II, Inc. on September 17, 2018.

(r)Formerly Dreyfus Investment Portfolios.

In addition to the sub-accounts above, a contract owner may allocate contract funds to a fixed account, which is part of the Company's General Account and not included in these financial statements. Contract owners should refer to the product prospectus for the available Funds and fixed account.

The assets of the Separate Account are segregated from the Company's assets. The operations of the Separate Account are part of the Company. Net premiums from the contracts are allocated to the sub-accounts and invested in

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

the Funds in accordance with contract owner instructions and are recorded as contract transactions in the Statements of Operations and Changes in Net Assets.

2.Summary of Significant Accounting Policy

The financial statements of the Separate Account have been prepared in conformity with accounting principles generally accepted in the United States (GAAP). The following is a summary of significant accounting policies consistently followed by the Separate Account in the preparation of its financial statements.

Use of Estimates: The preparation of financial statements in conformity with GAAP requires the application of accounting policies that often involve a significant degree of judgment. These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from assumptions used, the financial statements of the Separate Account could be materially affected.

Investments: Investments in mutual funds are valued at their closing net asset value per share as determined by the respective mutual funds, which generally value their securities at fair value. Purchases and sales of shares of the Funds are made at the net asset values of such Funds. Transactions are recorded on a trade date basis. Realized gains and losses on the sales of investments are recognized at the date of sale and are determined on a first-in, first-out basis. Dividends and capital gain distributions from the Funds are recorded on the ex-dividend date and reinvested upon receipt.

Policy Loans: When a policy loan is made, the loan amount is transferred to the Company from the contract owner's selected investment, and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the contract owner's selected investment, after they are first used to repay all loans taken from the declared fixed interest account option.

Accumulation Unit: This is the basic valuation unit used to calculate the contract owner's interest. Such units are valued daily to reflect investment performance and the prorated daily deduction for expense charges.

Internal Rollovers: A contract owner with an eligible Company life insurance policy may elect to replace their existing policy with another insurance policy offered by the Company. Internal rollovers are included on the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets under contract transactions.

Income Taxes: The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provision of the Internal Revenue Code (the Code). Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. As a result, no charge is currently made to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code. The Company will periodically review changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3.Fair Value Measurements

Assets recorded at fair value in the Separate Account's Statement of Assets and Liabilities are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of valuation inputs:

∙Level 1— Fair value measurements based on quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments.

∙Level 2— Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

∙Level 3— Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair value positions in Level 3. The circumstances in which there is little, if any, market activity for the asset or liability. Therefore, the Separate Account makes certain assumptions about the inputs a hypothetical market participant would use to value that asset or liability.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Separate Account assets measured at fair value as of December 31, 2019 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1 throughout the year. As such, no transfers between fair value hierarchy levels occurred during the year. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2019, and respective hierarchy levels.

4.Expenses

Expense charges are applied against the current value of the Separate Account and are paid as follows:

Separate Account Annual Charges: Deductions for the mortality and expense risk charges and administrative charges are calculated daily, at an annual rate, on the actual prior day's net asset value of the underlying Funds comprising the sub-accounts attributable to the contract owners and are paid to the Company. The mortality risk charge represents compensation to the Company for the mortality risks assumed under the contract, which is the obligation to provide payments during the payout period for the life of the contract and to provide the standard death benefit. The expense risk charge represents compensation to the Company for assuming the risk that the current contract administration charges will be insufficient to cover the cost of administering the contract in the future. The administrative charge reimburses the Company for any administrative expenses incurred under the contract. This includes the expenses for administration and marketing. These charges are included on the mortality and expense risk and administrative charges line in the Statements of Operations and Changes in Net Assets.

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The exact rate depends on the particular product issued. Expense charges for each product are as follows:

	Mortality and
	Expense Risk
	Maximum Annual	First Reduction in	Second Reduction in
	Rate and	Mortality and	Mortality and
	Administrative	Expense Risk and	Expense Risk and
	Charges Maximum	Administrative	Administrative
Products	Annual Rate	Charges Rate(a)	Charges Rate(b)
AG Corporate Investor	0.65%	0.25%	0.25%
AG Income Advantage VUL	0.70%	0.35%	0.20%
AG Legacy Plus	0.90%	0.25%	0.25%
Platinum Choice VUL 2	0.70%	0.35%	0.20%
Corporate America	0.35%	0.10%	0.10%
Corporate America (reduced surrender charge)	0.65%	0.25%	0.25%
Corporate Investor Select	0.65%	0.25%	0.25%
Income Advantage Select	0.70%	0.35%	0.20%
Platinum Investor FlexDirector	0.70%	0.25%	0.35%
Platinum Investor I	0.75%	0.25%	0.25%
Platinum Investor II	0.75%	0.25%	0.25%
Platinum Investor III	0.70%	0.25%	0.35%
Platinum Investor IV	0.70%	0.35%	0.25%
Platinum Investor PLUS	0.70%	0.25%	0.35%
Platinum Investor Survivor	0.40%	0.20%	0.10%(c)
Platinum Investor Survivor II	0.75%	0.25%(d)	0.35%(c)
Platinum Investor VIP	0.70%	0.35%	0.20%
Protection Advantage Select	0.70%	0.35%	0.20%

(a)After 10th policy year.

(b)After 20th policy year.

(c)After 30th policy year.

(d)After 15th policy year.

Expense charges for the following products are as follows:

	Separate Account Current	Separate Account Maximum
Products	Annual Rate	Annual Rate
Executive Advantage®	0.10%	1.00%
Gallery Life	0.50%	0.90%
Gemstone Life	0.10%	0.90%
Polaris Life	0.25%	0.90%
Polaris Survivorship Life	0.10%	0.90%
Flexible Premium VUL (Group)	0.50%	0.90%
Flexible Premium Variable Universal Life Policy	0.50%	0.90%

The separate account annual charge for Equibuilder, Equibuilder II and Equibuilder III is calculated as a percentage of the net asset value and deducted at an annual rate of 0.75 percent.

Monthly Administrative Charge: The Company makes a monthly charge against each policy account for the administrative expenses. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The maximum monthly administrative expense charge is $15. The Company may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of the policy. The monthly expense charge is applied against each $1,000 of base coverage. This charge varies according to the ages, gender

42

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

and the premium classes of both of the contingent insurers, as well as the amount of coverage. There may be an additional monthly administrative charge during the first policy year and the 12 months after an increase in face amount per insured. This charge will not exceed $25 a month per insured.

For Equibuilder II and Equibuilder II the company currently charges $9 per month guaranteed to be no more than $12 per month.

For Equibuilder the Company currently charges $6 per month plus an additional charge of $24 per month for each of the first 12 months a policy is in effect.

Contract Maintenance Charge: Monthly contract maintenance charges are paid to the Company for the administrative services provided under the current policies. The Company may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied only against each $1,000 of coverage (if the policy offers both base and supplement coverage, then only each $1,000 of base coverage). This charge varies according to the ages, gender and the premium class of the insured, as well as the amount of coverage. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The Company may charge a maximum fee of $12 for the monthly contract maintenance charge.

Withdrawal Charge: A withdrawal charge is applicable to certain contract withdrawals pursuant to the contract and is payable to the Company. The withdrawal charges are included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

The amount of the withdrawal charge depends on the age and other insurance characteristics of the insured person. For partial withdrawals, the Company may charge a maximum transaction fee per partial withdrawal equal to the lesser of 2 percent of the amount withdrawn or $25. Currently, a $10 transaction fee per policy is charged for each partial withdrawal. In addition, for Equibuilder the Company charges for a partial withdrawal of net cash surrender value (currently $10 or 2 percent of the amount withdrawn, whichever is less).

For Equibuilder I, Equibuilder II and Equibuilder III, during the first ten years a policy is in effect, a withdrawal charge may be assessed by the Company. The maximum withdrawal charge is equal to 50 percent of one "target" premium. This maximum will not vary with premiums paid or when premiums are paid. At the end of the sixth policy year, and at the end of each of the four succeeding policy years, the maximum withdrawal charge will decrease by 20 percent. The current withdrawal charge for Equibuilder, EquiBuilder II and EquiBuilder III will equal 30 percent, 30 percent and 25 percent, respectively, of premium payments made during the first policy year up to one "target" premium and 9 percent of any additional premiums paid during the first ten policy years.

Policy Loan Interest Charge: A loan may be requested against a policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.

Cost of Insurance Charge: Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charge is included as part of the contract maintenance charges line of the Statements of Operations and Changes in Net Assets.

Transfer Fee: A transfer fee may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year depending on the contract provision. The transfer fee is included as part of the payments for contract benefits or terminations line in the Statements of Operations and Changes in Net Assets.

A transfer fee of $25 is assessed on each transfer in excess of 12 transfers during the policy year. For Equibuilder, Equibuilder II and Equibuilder III a transfer fee of $25 is assessed on each transfer in excess of four transfers during the policy year.

Premium Tax Charge: Certain states charge taxes on purchase payments up to a maximum of 3.5 percent. The Company deducts from each premium payment a charge to cover costs associated with the issuance of the policy,

43

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

administrative services the Company performs and a premium tax that is applicable to the Company in the state or other jurisdiction of the policy owner. Premium tax charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

A summary of premium tax charges follows:

Products	Premium Tax Charge
AG Corporate Investor*	4.00% up to the "target premium" and 5.00% on any premium amounts in excess of the "target premium" for policy years 1-3. 9.00% up to the "target premium" and
5.00% on any premium amounts in excess of the "target premium" for policy years 4-
7. 5.00% of all premium payments in policy years 8 and thereafter.

AG Income Advantage VUL	5.00% of after-tax premium payment

Platinum Choice VUL 2	9.00% of after-tax premium payment

Corporate America*	9.00% up to the "target premium" and 5.00% on any premium amounts in excess of the "target premium" for policy years 1-7. 5.00% of all premium payments in policy years 8 and thereafter.
Corporate Investor Select*	4.00% up to the "target premium" and 5.00% on any premium amounts in excess of the "target premium" for policy years 1-3. 9.00% up to the "target premium" and
5.00% on any premium amounts in excess of the "target premium" for policy years 4-
7. 5.00% of all premium payments in policy years 8 and thereafter.
Income Advantage Select	3.50% of each premium payment

Platinum Investor FlexDirector	3.50% of each premium payment

Platinum Investor I	3.50% of each premium payment

Platinum Investor II	3.50% of each premium payment

Platinum Investor III	3.50% of each premium payment

Platinum Investor IV	3.50% of each premium payment

Platinum Investor PLUS	3.50% of each premium payment

Platinum Investor Survivor	3.50% of each premium payment

Platinum Investor Survivor II	3.50% of each premium payment

Platinum Investor VIP	3.50% of each premium payment

Protection Advantage Select	3.50% of each premium payment

Executive Advantage®	The maximum charge is 9% of each premium payment.

Gallery Life	5% of each premium payment plus the state specific premium taxes.

Gemstone Life *	5% of each premium payment up to the target premium amount plus 2% of any premium paid in excess of the target premium amount for policy years 1-10. 3% of each premium payment up to the target premium amount plus 2% of any premium paid in excess of the target premium amount beginning in policy year 11. The maximum charge is 8% of each premium payment.

Polaris Life	Currently 5% for the first 10 policy years and 3% thereafter. The maximum charge allowed is 8% of each premium payment.

Polaris Survivorship Life	Currently 5% for the first 10 policy years and 3% thereafter. The maximum charge allowed is 8% of each premium payment.

Flexible Premium VUL (Group)	5% of each premium payment plus the state specific premium taxes.

Flexible Premium Variable	5% of each premium payment plus the state specific premium taxes.
Universal Life Policy

*The target premium is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract.

Optional Rider Charge: Monthly charges are deducted if the contract owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the

44

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

insured person or the specific coverage chosen under the rider. The rider charges are included as part of contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

Face Amount Increase Charge: The Company charges for an increase in the face amount of insurance. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

For Equibuilder, the face amount increase charge is $1.50 per $1,000 increase in the face amount of insurance up to a maximum charge of $300.

Guaranteed Minimum Withdrawal Benefit (GMWB) Charge: Daily charges for the GMWB rider are assessed through the daily unit value calculation on all policies that have elected this option. These charges are included as part of the contract maintenance charges line in the Statements of Operations and Changes in Net Assets.

The annualized GMWB charge is 0.75 percent, which may be increased to a maximum of 1.50 percent.

5.Purchases and Sales of Investments

For the year ended December 31, 2019, the aggregate cost of purchases and proceeds from the sales of investments were:

Sub-accounts	Cost of Purchases	Proceeds from Sales
AB VPS Balanced Wealth Strategy Portfolio Class A	$1,126	$1,125
AB VPS Global Thematic Growth Portfolio Class A	3,864	6,135
AB VPS Growth and Income Portfolio Class A	4,390	7,538
AB VPS Intermediate Bond Portfolio Class A	713	391
AB VPS Large Cap Growth Portfolio Class A	1,644	42,711
AB VPS Small Cap Growth Portfolio Class A	126	1,606
Alger Capital Appreciation Portfolio Class I-2	1,689,902	1,084,120
Alger Mid Cap Growth Portfolio Class I-2	623,055	371,512
American Century VP Capital Appreciation Fund Class I	619	915
American Century VP Income & Growth Fund Class I	1,629	424
American Century VP Value Fund Class I	2,007,405	1,810,727
American Funds IS Asset Allocation Fund Class 2	1,228,917	318,101
American Funds IS Global Growth Fund Class 2	411,670	139,965
American Funds IS Growth Fund Class 2	1,724,772	215,997
American Funds IS Growth-Income Fund Class 2	1,917,642	340,204
American Funds IS High-Income Bond Fund Class 2	291,560	87,781
American Funds IS International Fund Class 2	361,729	57,672
AST SA PGI Asset Allocation Portfolio Class 1	197	3,021
AST SA Wellington Capital Appreciation Portfolio Class 1	4,392	19,048
AST SA Wellington Capital Appreciation Portfolio Class 3	207,098	49,130
AST SA Wellington Government and Quality Bond Portfolio Class 1	1,150	902
AST SA Wellington Government and Quality Bond Portfolio Class 3	44,907	32,647
AXA Premier VIP Charter Multi-Sector Bond Portfolio Class A	781	459
BNY Mellon IP MidCap Stock Portfolio Initial Shares	703,701	846,307
BNY Mellon Stock Index Fund, Inc. Initial Shares	30,039	20,879
BNY Mellon VIF International Value Portfolio Initial Shares	41,114	61,045
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	1,735,251	934,377
BNY Mellon VIF Quality Bond Portfolio Initial Shares	472,129	997,823
EQ/ Advisors Multimanager Aggressive Equity Portfolio Class 1A	61,607	2,728
EQ/Common Stock Index Portfolio Class 1A	120,810	9,483
EQ/International Equity Index Portfolio Class 1A	8,090	1,474
EQ/Moderate Allocation Portfolio Class A	17,426	4,852
EQ/Money Market Portfolio Class 1A	287	210
Fidelity VIP Asset Manager Growth Portfolio Initial Class	113,790	80,021
Fidelity VIP Asset Manager Portfolio Initial Class	216,649	102,381
Fidelity VIP Asset Manager Portfolio Service Class 2	732,394	681,145
Fidelity VIP Contrafund Portfolio Initial Class	150,640	456,657
Fidelity VIP Contrafund Portfolio Service Class 2	5,757,196	5,211,994
Fidelity VIP Equity-Income Portfolio Initial Class	546,201	238,176
Fidelity VIP Equity-Income Portfolio Service Class 2	2,477,107	1,962,450

45

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
Fidelity VIP Freedom 2020 Portfolio Service Class 2	$291,310	$309,406
Fidelity VIP Freedom 2025 Portfolio Service Class 2	454,495	328,956
Fidelity VIP Freedom 2030 Portfolio Service Class 2	383,538	148,556
Fidelity VIP Government Money Market Portfolio Initial Class	327,737	131,480
Fidelity VIP Government Money Market Portfolio Service Class 2	7,381,457	6,541,639
Fidelity VIP Growth Portfolio Initial Class	117,255	420,761
Fidelity VIP Growth Portfolio Service Class 2	2,549,770	2,587,797
Fidelity VIP High Income Portfolio Initial Class	98,700	9,797
Fidelity VIP Index 500 Portfolio Initial Class	690,426	397,907
Fidelity VIP Investment Grade Bond Portfolio Initial Class	73,434	33,695
Fidelity VIP Mid Cap Portfolio Service Class 2	1,770,826	909,042
Fidelity VIP Overseas Portfolio Initial Class	126,414	70,927
FTVIP Franklin Mutual Shares VIP Fund Class 2	1,499,836	1,045,071
FTVIP Franklin Small Cap Value VIP Fund Class 2	1,894,551	743,996
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	12,655	2,113
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	192,349	251,410
FTVIP Templeton Foreign VIP Fund Class 2	668,822	767,749
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	405,204	257,429
Invesco Oppenheimer V.I. Conservative Balanced Fund Series I	181,069	250,536
Invesco Oppenheimer V.I. Global Fund Series I	1,660,385	976,186
Invesco Oppenheimer V.I. Global Strategic Income Fund Series I	112	3,184
Invesco Oppenheimer V.I. Main Street Fund Series I	3,694	1,023
Invesco V.I. American Franchise Fund Series I	4,383	2,699
Invesco V.I. Core Equity Fund Series I	2,530,954	2,329,056
Invesco V.I. Global Real Estate Fund Series I	163,987	87,690
Invesco V.I. Government Securities Fund Series I	277	2,428
Invesco V.I. Growth and Income Fund Series I	2,368,399	2,343,059
Invesco V.I. High Yield Fund Series I	1,061,796	1,876,228
Invesco V.I. International Growth Fund Series I	1,406,331	1,304,092
Janus Henderson Enterprise Portfolio Service Shares	1,221,803	1,018,110
Janus Henderson Forty Portfolio Service Shares	190,137	205,128
Janus Henderson Global Research Portfolio Service Shares	354,171	437,968
Janus Henderson Overseas Portfolio Service Shares	687,693	877,211
JPMorgan Insurance Trust Core Bond Portfolio Class 1	734,256	262,313
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	89,099	124,687
JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	769,225	672,437
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1	2,850	605
MFS VIT Growth Series Initial Class	3,366,623	4,068,169
MFS VIT Investors Trust Series Initial Class	2,332	9,329
MFS VIT New Discovery Series Initial Class	1,753,501	1,066,855
MFS VIT Research Series Initial Class	786,192	460,020
MFS VIT Total Return Series Initial Class	39,573	54,605
MFS VIT Utilities Series Initial Class	3,575	36,112
MFS VIT II Core Equity Portfolio Initial Class	966,292	648,807
Morgan Stanley VIF Growth Portfolio Class I	1,164,747	1,323,051
Neuberger Berman AMT Large Cap Value Portfolio Class I	6,528	28,691
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	975,716	880,747
Neuberger Berman AMT Short Duration Bond Portfolio Class I	18	715
Neuberger Berman AMT Sustainable Equity Portfolio Class I	60,403	24,426
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	137,763	125,150
PIMCO Global Bond Opportunities Portfolio (Unhedged) Adminstrative Class	230,147	168,340
PIMCO Real Return Portfolio Administrative Class	656,013	1,090,437
PIMCO Short-Term Portfolio Administrative Class	1,397,868	707,989
PIMCO Total Return Portfolio Administrative Class	2,146,504	1,994,925
Pioneer Fund VCT Portfolio Class I	1,243,421	1,359,631
Pioneer Mid Cap Value VCT Portfolio Class I	199,038	193,853
Pioneer Select Mid Cap Growth VCT Portfolio Class I	836,038	749,103
Putnam VT Diversified Income Fund Class IB	795,295	808,816
Putnam VT Equity Income Fund Class IB	2,847,183	2,575,359
Putnam VT Growth Opportunities Fund Class IB	32,001	8,404
Putnam VT International Value Fund Class IB	691,298	581,153
Putnam VT Small Cap Value Fund Class IB	34,072	15,318

46

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

Sub-accounts	Cost of Purchases	Proceeds from Sales
Putnam VT Sustainable Leaders Fund Class IB	$7,341	$1,957
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	18,614	11,612
SAST SA AB Growth Portfolio Class 1	7,416	24,353
SAST SA Columbia Technology Portfolio Class 1	495	530
SAST SA DFA Ultra Short Bond Portfolio Class 1	1,059	5,407
SAST SA Dogs of Wall Street Portfolio Class 1	473	1,355
SAST SA Federated Corporate Bond Portfolio Class 1	31	3,317
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	860	1,679
SAST SA Goldman Sachs Global Bond Portfolio Class 1	275	836
SAST SA Invesco Growth Opportunities Portfolio Class 1	97	364
SAST SA Janus Focused Growth Portfolio Class 1	1,828	14,417
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	584,391	502,256
SAST SA JPMorgan Emerging Markets Portfolio Class 1	647	1,503
SAST SA JPMorgan Equity-Income Portfolio Class 1	2,897	26,644
SAST SA JPMorgan Global Equities Portfolio Class 1	351	1,475
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	50	497
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	3,633	17,736
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	1,845	7,362
SAST SA MFS Blue Chip Growth Portfolio Class 1	-	423
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	468	2,105
SAST SA MFS Total Return Portfolio Class 1	2,162	3,089
SAST SA Morgan Stanley International Equities Portfolio Class 1	1,312	3,180
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	256	1,426
SAST SA PineBridge High-Yield Bond Portfolio Class 1	776	679
SAST SA Putnam International Growth and Income Portfolio Class 1	775	3,310
SAST SA WellsCap Aggressive Growth Portfolio Class 1	221,453	198,784
VALIC Company I Dynamic Allocation Fund	2,224,156	371,004
VALIC Company I Emerging Economies Fund	73,315	23,334
VALIC Company I Government Money Market I Fund	2,513,369	3,117,837
VALIC Company I International Equities Index Fund	953,664	852,649
VALIC Company I International Value Fund	29,738	9,858
VALIC Company I Mid Cap Index Fund	3,690,267	3,341,362
VALIC Company I Nasdaq-100 Index Fund	892,473	1,430,721
VALIC Company I Science & Technology Fund	1,193,722	460,766
VALIC Company I Small Cap Index Fund	1,476,466	967,765
VALIC Company I Stock Index Fund	4,973,879	5,387,717
VALIC Company II Mid Cap Value Fund	34,581	6,727
VALIC Company II Strategic Bond Fund	107,740	57,302
VALIC Company II U.S. Socially Responsible Fund	49,515	9,596
VanEck VIP Emerging Markets Fund Initial Class	1,203	1,086
VanEck VIP Global Hard Assets Fund Initial Class	703	1,299
Vanguard VIF High Yield Bond Portfolio	1,971,459	2,977,395
Vanguard VIF Real Estate Index Portfolio	2,168,017	1,859,432

47

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

6.Financial Highlights

The summary of unit values and units outstanding for sub-accounts, investment income ratios, total return and expense ratios, excluding expenses of the underlying mutual funds, for each of the five years in the period ended December 31, 2019, follows:

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AB VPS Balanced Wealth Strategy Portfolio Class A	9,135		19.65	179,548	0.00		0.50		17.94
AB VPS Global Thematic Growth Portfolio Class A	54,375	13.41	32.25	1,308,315	0.00	0.10	0.50	29.51	30.03
AB VPS Growth and Income Portfolio Class A	23,150		76.62	1,773,682	0.00		0.50		23.30
AB VPS Intermediate Bond Portfolio Class A	1,732		15.15	26,241	0.00		0.50		7.66
AB VPS Large Cap Growth Portfolio Class A	513,128	28.35	46.95	24,275,974	0.00	0.10	0.50	34.02	34.56
AB VPS Small Cap Growth Portfolio Class A	11,654		48.56	565,922	0.00		0.50		35.72
Alger Capital Appreciation Portfolio Class I-2	291,367	30.72	54.42	9,351,752	0.00	0.00	1.10	32.12	33.58
Alger Mid Cap Growth Portfolio Class I-2	164,124	39.41	39.72	3,437,812	0.00	0.00	0.75	29.28	30.26
American Century VP Capital Appreciation Fund Class I	8,289		33.67	279,113	0.00		0.10		35.43
American Century VP Income & Growth Fund Class I	5,973		26.96	161,024	0.44		0.10		23.83
American Century VP Value Fund Class I	652,422	34.06	35.29	16,105,554	2.13	0.00	0.75	26.08	27.03
American Funds IS Asset Allocation Fund Class 2	259,425	16.49	17.04	3,594,184	2.13	0.20	0.70	20.39	20.99
American Funds IS Global Growth Fund Class 2	78,701	19.72	20.38	1,222,981	1.24	0.20	0.70	34.33	35.01
American Funds IS Growth Fund Class 2	226,545	23.33	24.12	3,701,516	0.87	0.20	0.70	29.86	30.51
American Funds IS Growth-Income Fund Class 2	254,489	21.03	21.73	3,966,295	1.88	0.20	0.70	25.26	25.88
American Funds IS High-Income Bond Fund Class 2	49,880	12.59	12.82	584,058	7.19	0.20	0.70	11.77	12.33
American Funds IS International Fund Class 2	77,071	14.49	14.92	946,867	1.71	0.20	0.70	22.03	22.64
AST SA PGI Asset Allocation Portfolio Class 1	9,173	30.72	30.81	282,038	0.00	0.10	0.25	20.20	20.38
AST SA Wellington Capital Appreciation Portfolio Class 1	81,637	60.58	60.76	4,396,176	0.00	0.10	0.25	30.84	31.04
AST SA Wellington Capital Appreciation Portfolio Class 3	23,904	24.49	25.32	411,439	0.00	0.20	0.70	29.93	30.58
AST SA Wellington Government and Quality Bond Portfolio Class 1	11,443	20.08	20.13	229,734	0.00	0.10	0.25	7.06	7.22
AST SA Wellington Government and Quality Bond Portfolio Class 3	12,242	10.94	11.31	134,230	2.38	0.20	0.70	6.31	6.84
AXA Premier VIP Charter Multi-Sector Bond Portfolio Class A	88		334.29	29,347	2.08		0.75		6.11
BNY Mellon IP MidCap Stock Portfolio Initial Shares	183,177	23.82	36.20	4,266,195	0.67	0.20	0.75	19.28	19.94
BNY Mellon Stock Index Fund, Inc. Initial Shares	112,604	29.20	68.47	5,123,079	0.41	0.10	0.50	30.00	30.52
BNY Mellon VIF International Value Portfolio Initial Shares	8,831	11.18	18.03	119,046	1.97	0.00	0.70	21.53	22.39
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	327,113	23.10	24.95	7,354,635	0.00	0.20	0.75	20.87	21.53
BNY Mellon VIF Quality Bond Portfolio Initial Shares	256,910	15.11	17.20	3,796,986	1.80	0.20	0.75	7.14	7.73
EQ/ Advisors Multimanager Aggressive Equity Portfolio Class 1A	8,662		88.76	768,854	0.71		0.75		32.35
EQ/Common Stock Index Portfolio Class 1A	22,984		112.43	2,584,070	1.34		0.75		29.26
EQ/International Equity Index Portfolio Class 1A	651		443.38	288,461	2.65		0.75		21.23
EQ/Moderate Allocation Portfolio Class A	1,067		522.06	556,912	1.56		0.75		14.67
EQ/Money Market Portfolio Class 1A	111		180.35	20,108	0.08		0.75		0.76
Fidelity VIP Asset Manager Growth Portfolio Initial Class	14,985		441.36	6,613,810	1.48		0.75		21.91
Fidelity VIP Asset Manager Portfolio Initial Class	41,230	22.81	553.24	11,362,509	1.71	0.10	0.75	17.37	18.13
Fidelity VIP Asset Manager Portfolio Service Class 2	247,336	23.40	25.10	4,263,300	1.62	0.00	0.75	17.13	18.01
Fidelity VIP Contrafund Portfolio Initial Class	440,562	40.18	102.67	42,751,380	0.34	0.10	0.75	30.60	31.45
Fidelity VIP Contrafund Portfolio Service Class 2	1,384,642	22.67	40.63	33,661,127	0.22	0.00	1.10	29.84	31.27
Fidelity VIP Equity-Income Portfolio Initial Class	313,223		101.87	31,909,561	1.52		0.75		26.49
Fidelity VIP Equity-Income Portfolio Service Class 2	882,628	19.17	34.60	18,088,082	1.86	0.00	1.10	25.72	27.11
Fidelity VIP Freedom 2020 Portfolio Service Class 2	21,469	18.01	26.52	390,288	1.79	0.00	0.45	19.34	19.88
Fidelity VIP Freedom 2025 Portfolio Service Class 2	41,219	18.88	28.60	791,771	1.99	0.00	0.70	20.66	21.51
Fidelity VIP Freedom 2030 Portfolio Service Class 2	155,511	17.86	30.16	3,031,071	1.85	0.00	1.10	22.75	24.11
Fidelity VIP Government Money Market Portfolio Initial Class	134,695	11.79	169.82	3,236,128	0.13	0.10	0.75	1.24	1.90
Fidelity VIP Government Money Market Portfolio Service Class 2	181,390	9.90	10.23	1,863,271	0.69	0.20	0.70	1.04	1.55
Fidelity VIP Growth Portfolio Initial Class	598,554	28.39	127.77	69,113,633	0.16	0.10	0.75	33.31	34.18
Fidelity VIP Growth Portfolio Service Class 2	786,010	34.17	46.76	22,218,119	0.06	0.00	0.75	32.98	33.98
Fidelity VIP High Income Portfolio Initial Class	21,285	26.74	347.52	2,291,072	4.21	0.10	0.75	14.25	14.99
Fidelity VIP Index 500 Portfolio Initial Class	414,896		95.77	39,733,040	1.38		0.75		30.37
Fidelity VIP Investment Grade Bond Portfolio Initial Class	25,150	21.64	367.19	3,004,195	2.27	0.10	0.75	8.85	9.56
Fidelity VIP Mid Cap Portfolio Service Class 2	444,262	20.19	36.03	9,728,732	0.70	0.00	1.10	21.82	23.17
Fidelity VIP Overseas Portfolio Initial Class	26,858	30.45	427.82	7,528,776	1.61	0.50	0.75	26.81	27.13
FTVIP Franklin Mutual Shares VIP Fund Class 2	387,388	16.96	27.80	6,990,565	1.89	0.00	1.10	21.23	22.57
FTVIP Franklin Small Cap Value VIP Fund Class 2	340,926	21.61	37.19	7,866,199	1.05	0.00	1.10	24.97	26.35
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	1,498		24.68	36,954	0.00		0.50		30.78
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	117,941	13.17	15.89	1,573,882	2.73	0.20	0.75	4.44	5.02
FTVIP Templeton Foreign VIP Fund Class 2	380,450	11.73	19.50	4,409,037	1.72	0.20	0.75	11.69	12.30
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	130,777	29.78	30.83	4,016,873	0.30	0.20	0.50	34.85	35.26

48

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Invesco Oppenheimer V.I. Conservative Balanced Fund Series I	92,036	19.32	20.60	1,283,827	2.33	0.00	0.75	16.64	17.51
Invesco Oppenheimer V.I. Global Fund Series I	364,965	21.16	37.66	8,481,067	0.87	0.00	1.10	30.35	31.79
Invesco Oppenheimer V.I. Global Strategic Income Fund Series I	50		11.82	593	5.46		0.50		10.25
Invesco Oppenheimer V.I. Main Street Fund Series I	23,214		28.25	655,807	0.00		0.10		31.95
Invesco V.I. American Franchise Fund Series I	24,603	25.14	25.56	625,477	0.00	0.10	0.50	36.07	36.62
Invesco V.I. Core Equity Fund Series I	393,150	20.55	21.28	8,163,616	0.96	0.20	0.50	28.32	28.71
Invesco V.I. Global Real Estate Fund Series I	35,927	13.55	26.24	593,951	4.77	0.00	0.70	22.14	23.00
Invesco V.I. Government Securities Fund Series I	879		11.75	10,327	2.33		0.50		5.54
Invesco V.I. Growth and Income Fund Series I	468,695	31.84	32.62	10,106,364	1.86	0.00	0.75	24.26	25.19
Invesco V.I. High Yield Fund Series I	69,930	14.81	15.20	1,038,324	4.23	0.20	0.50	12.94	13.28
Invesco V.I. International Growth Fund Series I	520,538	14.21	25.72	8,415,497	1.54	0.00	1.10	27.17	28.57
Janus Henderson Enterprise Portfolio Service Shares	260,287	56.43	57.48	8,265,729	0.05	0.00	0.75	34.15	35.16
Janus Henderson Forty Portfolio Service Shares	30,158	25.22	48.36	881,536	0.02	0.00	0.70	35.90	36.85
Janus Henderson Global Research Portfolio Service Shares	172,281	19.58	22.34	3,288,452	0.86	0.20	0.75	27.75	28.46
Janus Henderson Overseas Portfolio Service Shares	738,332	8.78	9.98	7,210,325	1.83	0.00	1.10	25.32	26.71
JPMorgan Insurance Trust Core Bond Portfolio Class 1	166,374	11.40	15.73	1,919,775	2.42	0.00	0.70	7.42	8.18
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	18,033	39.44	41.82	735,488	1.59	0.20	0.75	25.81	26.51
JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	134,603	26.65	39.88	3,528,388	0.41	0.20	0.75	23.65	24.33
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1	8,096		43.05	348,551	0.00		0.10		31.62
MFS VIT Growth Series Initial Class	448,318	35.29	45.47	31,104,500	0.00	0.20	0.75	37.12	37.87
MFS VIT Investors Trust Series Initial Class	10,855		317.32	3,444,515	0.00		0.75		30.60
MFS VIT New Discovery Series Initial Class	218,357	32.68	58.32	6,929,746	0.00	0.00	1.10	40.15	41.70
MFS VIT Research Series Initial Class	163,953	37.48	43.13	9,550,685	0.44	0.00	0.75	31.95	32.95
MFS VIT Total Return Series Initial Class	27,592	19.83	319.95	5,026,339	0.21	0.50	0.75	19.48	19.78
MFS VIT Utilities Series Initial Class	15,123		561.02	8,484,108	0.00		0.75		24.13
MFS VIT II Core Equity Portfolio Initial Class	502,755	16.74	17.18	12,971,471	0.45	0.20	0.75	32.20	32.93
Morgan Stanley VIF Growth Portfolio Class I	117,398	41.10	51.55	4,708,577	0.00	0.20	0.75	30.82	31.54
Neuberger Berman AMT Large Cap Value Portfolio Class I	-	17.06	27.26	-	2.04	0.10	0.50	11.84	11.98
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	275,120	39.20	42.11	6,866,553	0.00	0.00	0.75	31.76	32.75
Neuberger Berman AMT Short Duration Bond Portfolio Class I	4,621		13.47	62,253	0.00		0.10		3.58
Neuberger Berman AMT Sustainable Equity Portfolio Class I	28,121	23.53	37.92	405,849	0.27	0.00	0.70	25.01	25.88
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	103,793	8.08	16.29	638,851	4.56	0.00	1.10	10.21	11.43
PIMCO Global Bond Opportunities Portfolio (Unhedged) Adminstrative Class	34,086	10.40	16.43	379,069	2.39	0.00	0.70	5.38	6.12
PIMCO Real Return Portfolio Administrative Class	539,109	16.19	20.26	7,579,608	1.66	0.00	0.75	7.63	8.44
PIMCO Short-Term Portfolio Administrative Class	368,021	11.07	12.60	4,371,680	2.51	0.00	1.10	1.67	2.80
PIMCO Total Return Portfolio Administrative Class	829,145	14.90	17.49	12,898,225	3.01	0.00	1.10	7.17	8.36
Pioneer Fund VCT Portfolio Class I	67,449	25.93	30.81	1,719,428	1.05	0.20	0.70	30.42	31.07
Pioneer Mid Cap Value VCT Portfolio Class I	47,037	20.62	30.69	950,313	1.37	0.00	0.75	27.48	28.44
Pioneer Select Mid Cap Growth VCT Portfolio Class I	97,512	31.48	32.60	3,103,723	0.00	0.20	0.50	32.42	32.82
Putnam VT Diversified Income Fund Class IB	296,872	19.25	20.93	6,083,964	3.29	0.00	0.75	10.40	11.23
Putnam VT Equity Income Fund Class IB	705,479	25.05	27.79	14,038,302	2.03	0.20	0.75	29.43	30.14
Putnam VT Growth Opportunities Fund Class IB	41,313		5.75	237,590	0.13		0.50		36.06
Putnam VT International Value Fund Class IB	340,563	9.43	10.47	3,538,249	2.66	0.20	1.10	18.91	19.98
Putnam VT Small Cap Value Fund Class IB	9,006	20.67	33.67	193,870	0.67	0.00	0.70	23.37	24.24
Putnam VT Sustainable Leaders Fund Class IB	1,548		34.62	53,579	0.46		0.50		35.68
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	4,576	16.18	16.72	62,563	1.16	0.20	0.70	24.20	24.82
SAST SA AB Growth Portfolio Class 1	236,793	31.58	31.67	7,466,841	0.00	0.10	0.25	34.54	34.74
SAST SA Columbia Technology Portfolio Class 1	30,562	9.76	9.79	298,977	0.00	0.10	0.25	55.26	55.49
SAST SA DFA Ultra Short Bond Portfolio Class 1	45,992	11.76	11.80	541,676	0.00	0.10	0.25	2.02	2.17
SAST SA Dogs of Wall Street Portfolio Class 1	12,070	43.53	43.66	525,615	0.00	0.10	0.25	24.47	24.66
SAST SA Federated Corporate Bond Portfolio Class 1	12,126	31.49	31.58	382,383	0.00	0.10	0.25	14.59	14.76
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	7,659	51.15	51.30	391,975	0.00	0.10	0.25	25.90	26.09
SAST SA Goldman Sachs Global Bond Portfolio Class 1	17,482	19.26	19.31	329,522	0.00	0.10	0.25	6.60	6.76
SAST SA Invesco Growth Opportunities Portfolio Class 1	9,634	15.04	15.08	144,960	0.00	0.10	0.25	28.65	28.84
SAST SA Janus Focused Growth Portfolio Class 1	26,003		35.33	918,607	0.00		0.10		36.08
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	223,521	24.35	28.63	4,355,160	1.80	0.00	0.75	18.08	18.97
SAST SA JPMorgan Emerging Markets Portfolio Class 1	16,999	30.68	30.77	522,209	0.00	0.10	0.25	20.83	21.02
SAST SA JPMorgan Equity-Income Portfolio Class 1	113,829	27.18	27.26	3,013,363	0.00	0.10	0.25	26.84	27.03
SAST SA JPMorgan Global Equities Portfolio Class 1	22,032	19.32	19.38	425,973	0.00	0.10	0.25	19.59	19.77
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	2,636	25.77	25.85	67,971	0.00	0.10	0.25	9.19	9.36
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	135,809	34.87	34.97	3,754,790	0.00	0.10	0.25	39.23	39.44
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	50,973	51.04	51.19	2,603,629	0.00	0.10	0.25	25.37	25.56
SAST SA MFS Blue Chip Growth Portfolio Class 1	3,602	17.73	17.78	64,014	0.00	0.10	0.25	31.89	32.09
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	19,580	29.93	30.02	586,315	0.00	0.10	0.25	31.47	31.66
SAST SA MFS Total Return Portfolio Class 1	25,472	31.10	31.19	792,968	0.00	0.10	0.25	20.06	20.24

49

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2019			For the Year Ended December 31, 2019
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
SAST SA Morgan Stanley International Equities Portfolio Class 1	36,084	13.82	13.86	499,102	0.00	0.10	0.25	20.33	20.51
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	21,346	30.36	30.45	648,366	0.00	0.10	0.25	31.59	31.79
SAST SA PineBridge High-Yield Bond Portfolio Class 1	11,230	28.23	28.31	317,204	0.00	0.10	0.25	14.59	14.76
SAST SA Putnam International Growth and Income Portfolio Class 1	30,996	16.07	16.12	498,755	0.00	0.10	0.25	20.02	20.20
SAST SA WellsCap Aggressive Growth Portfolio Class 1	171,018	29.87	45.18	4,160,415	0.00	0.00	0.75	38.21	39.25
VALIC Company I Dynamic Allocation Fund	457,632	14.27	14.75	5,825,237	1.11	0.20	0.70	19.48	20.07
VALIC Company I Emerging Economies Fund	14,839	11.50	11.89	168,796	1.39	0.20	0.70	19.46	20.06
VALIC Company I Government Money Market I Fund	766,161	9.24	10.49	7,707,898	1.66	0.00	1.10	0.56	1.68
VALIC Company I International Equities Index Fund	264,885	17.50	20.73	3,145,594	3.37	0.00	0.75	20.39	21.29
VALIC Company I International Value Fund	8,511	10.03	11.51	85,546	2.60	0.25	0.70	15.61	16.13
VALIC Company I Mid Cap Index Fund	586,733	24.34	43.13	15,258,763	1.42	0.00	1.10	24.34	25.71
VALIC Company I Nasdaq-100 Index Fund	185,531	46.65	52.58	8,086,410	0.41	0.00	0.75	37.63	38.66
VALIC Company I Science & Technology Fund	136,105	44.20	68.89	5,447,113	0.00	0.00	0.75	38.43	39.47
VALIC Company I Small Cap Index Fund	314,899	36.54	40.37	7,697,084	1.13	0.00	0.75	24.21	25.14
VALIC Company I Stock Index Fund	880,829	34.20	42.05	23,486,571	1.55	0.00	0.75	30.11	31.09
VALIC Company II Mid Cap Value Fund	6,482	16.99	17.56	93,860	0.54	0.20	0.70	29.24	29.88
VALIC Company II Strategic Bond Fund	23,600	11.90	12.30	270,375	3.07	0.20	0.70	10.58	11.14
VALIC Company II U.S. Socially Responsible Fund	4,948	21.39	22.11	90,187	1.25	0.20	0.70	30.77	31.43
VanEck VIP Emerging Markets Fund Initial Class	4,711		36.77	173,208	0.00		0.50		29.94
VanEck VIP Global Hard Assets Fund Initial Class	5,102		24.00	122,467	0.00		0.50		11.31
Vanguard VIF High Yield Bond Portfolio	276,717	18.55	27.68	5,720,005	5.61	0.00	1.10	14.41	15.67
Vanguard VIF Real Estate Index Portfolio	630,273	20.41	35.06	14,240,366	2.80	0.00	1.10	27.40	28.81

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Alger Capital Appreciation Portfolio Class I-2	302,218	23.25	26.13	7,356,556	0.09	0.00	1.10	-1.20	-0.10
Alger Mid Cap Growth Portfolio Class I-2	168,792	30.25	30.73	2,737,895	0.00	0.00	0.75	-8.14	-7.44
American Century VP Value Fund Class I	691,816	20.37	27.99	13,539,464	1.73	0.00	0.75	-9.83	-9.15
American Funds IS Asset Allocation Fund Class 2	197,083	13.70	14.09	2,326,604	2.08	0.20	0.70	-5.27	-4.15
American Funds IS Global Growth Fund Class 2	61,468	14.68	15.10	727,645	0.81	0.20	0.70	-9.68	-8.60
American Funds IS Growth Fund Class 2	138,504	17.97	18.48	1,770,815	0.56	0.20	0.70	-0.95	0.23
American Funds IS Growth-Income Fund Class 2	158,287	16.79	17.27	2,061,677	1.61	0.20	0.70	-2.48	-1.31
American Funds IS High-Income Bond Fund Class 2	34,077	11.27	11.42	361,464	6.85	0.20	0.70	-3.03	-1.87
American Funds IS International Fund Class 2	51,672	11.87	12.16	525,792	1.95	0.20	0.70	-13.74	-12.71
AST SA Wellington Capital Appreciation Portfolio Class 3	16,776	18.85	19.39	232,885	0.00	0.20	0.70	-1.69	-0.51
AST SA Wellington Government and Quality Bond Portfolio Class 3	11,300	10.29	10.58	116,518	1.85	0.20	0.70	-0.91	0.27
BNY Mellon IP MidCap Stock Portfolio Initial Shares	202,332	19.86	30.35	3,970,163	0.62	0.20	0.75	-16.12	-15.66
BNY Mellon VIF International Value Portfolio Initial Shares	10,940	9.20	14.73	117,604	1.81	0.00	0.70	-17.40	-16.81
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	345,984	19.01	20.64	6,407,578	0.00	0.20	0.75	-19.69	-19.24
BNY Mellon VIF Quality Bond Portfolio Initial Shares	298,292	14.02	16.05	4,096,694	2.78	0.20	0.75	-3.28	-2.74
Fidelity VIP Asset Manager Portfolio Service Class 2	258,595	15.10	19.97	3,780,901	1.47	0.00	0.75	-6.32	-5.61
Fidelity VIP Contrafund Portfolio Service Class 2	1,512,166	17.46	30.95	28,392,983	0.46	0.00	1.10	-7.67	-6.64
Fidelity VIP Equity-Income Portfolio Service Class 2	917,967	15.25	27.22	15,004,507	2.12	0.00	1.10	-9.54	-8.54
Fidelity VIP Freedom 2020 Portfolio Service Class 2	23,538	14.96	15.83	360,714	1.35	0.00	0.70	-6.74	-6.08
Fidelity VIP Freedom 2025 Portfolio Service Class 2	35,298	15.65	16.55	559,815	1.26	0.00	0.70	-7.43	-6.78
Fidelity VIP Freedom 2030 Portfolio Service Class 2	149,544	14.55	16.35	2,359,621	1.16	0.00	1.10	-9.07	-8.05
Fidelity VIP Government Money Market Portfolio Service Class 2	101,173	9.79	10.07	1,023,453	0.95	0.20	0.70	0.69	1.88
Fidelity VIP Growth Portfolio Service Class 2	835,835	25.70	34.90	17,707,184	0.04	0.00	0.75	-1.18	-0.43
Fidelity VIP Mid Cap Portfolio Service Class 2	442,087	16.57	29.25	8,071,996	0.42	0.00	1.10	-15.71	-14.77
FTVIP Franklin Mutual Shares VIP Fund Class 2	400,637	13.99	22.68	5,989,211	2.45	0.00	1.10	-10.07	-9.07
FTVIP Franklin Small Cap Value VIP Fund Class 2	337,421	17.30	29.44	6,322,587	0.94	0.00	1.10	-13.84	-12.88
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	1,177		18.87	22,210	0.00		0.50		-5.85
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	125,835	12.54	15.22	1,599,147	2.81	0.20	0.75	-0.42	0.14
FTVIP Templeton Foreign VIP Fund Class 2	396,938	10.45	17.46	4,126,561	2.80	0.20	0.75	-16.08	-15.61
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	140,076	22.08	22.80	3,181,316	0.48	0.20	0.50	-1.53	-1.24
Invesco Oppenheimer V.I. Conservative Balanced Fund Series I	100,900	12.07	16.57	1,199,241	2.03	0.00	0.75	-6.03	-5.32
Invesco Oppenheimer V.I. Global Fund Series I	359,158	16.24	28.58	6,402,814	1.03	0.00	1.10	-14.14	-13.18
Invesco Oppenheimer V.I. Global Strategic Income Fund Series I	327		10.72	3,510	4.96		0.50		-4.88
Invesco V.I. American Franchise Fund Series I	613		21.20	13,001	0.00		0.50		-4.11
Invesco V.I. Core Equity Fund Series I	432,994	16.53	17.86	6,977,216	0.92	0.20	0.75	-10.08	-9.58
Invesco V.I. Global Real Estate Fund Series I	32,084	11.09	21.33	438,602	4.11	0.00	0.70	-6.81	-6.15
Invesco V.I. Government Securities Fund Series I	1,082		11.14	12,050	1.57		0.50		0.05
Invesco V.I. Growth and Income Fund Series I	515,887	25.63	26.06	9,134,590	2.17	0.00	0.75	-14.03	-13.38

50

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2018			For the Year Ended December 31 2018
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Invesco V.I. High Yield Fund Series I	136,042	12.86	13.42	1,769,886	5.28	0.20	0.75	-4.08	-3.55
Invesco V.I. International Growth Fund Series I	525,489	11.17	20.01	6,414,590	2.09	0.00	1.10	-15.91	-14.98
Janus Henderson Enterprise Portfolio Service Shares	260,835	25.39	42.85	6,331,865	0.12	0.00	0.75	-1.41	-0.66
Janus Henderson Forty Portfolio Service Shares	33,321	18.56	35.34	713,863	0.00	0.00	0.70	1.01	1.72
Janus Henderson Global Research Portfolio Service Shares	189,351	15.24	17.49	2,818,406	1.04	0.20	0.75	-7.78	-7.27
Janus Henderson Overseas Portfolio Service Shares	772,355	7.01	7.87	5,966,055	1.76	0.00	1.10	-16.07	-15.14
JPMorgan Insurance Trust Core Bond Portfolio Class 1	118,476	10.61	14.54	1,265,297	2.03	0.00	0.70	-0.65	0.05
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	20,572	31.34	33.06	663,877	1.02	0.20	0.75	-12.50	-12.01
JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	146,979	21.43	32.25	3,101,349	0.42	0.20	0.75	-12.59	-12.11
MFS VIT Growth Series Initial Class	468,526	25.60	33.16	11,673,310	0.10	0.20	0.75	1.90	2.46
MFS VIT New Discovery Series Initial Class	228,082	23.32	26.20	5,251,759	0.00	0.00	1.10	-2.56	-1.48
MFS VIT Research Series Initial Class	144,927	22.04	28.40	2,911,066	0.75	0.00	0.75	-5.09	-4.37
MFS VIT Total Return Series Initial Class	13,021		16.56	215,588	1.90		0.50		-6.09
MFS VIT II Core Equity Portfolio Initial Class	333,436	12.66	12.93	4,274,993	0.72	0.20	0.75	-4.55	-4.02
Morgan Stanley VIF Growth Portfolio Class I	128,529	31.25	39.41	3,911,601	0.00	0.20	0.75	6.73	7.32
Neuberger Berman AMT Large Cap Value Portfolio Class I	1,674		15.26	25,534	1.17		0.50		-1.54
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	285,059	18.43	31.72	5,479,092	0.00	0.00	1.10	-7.43	-6.40
Neuberger Berman AMT Sustainable Equity Portfolio Class I	6,686	18.82	29.51	129,447	0.52	0.20	0.70	-6.39	-5.91
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	110,044	7.33	14.62	587,286	2.21	0.00	1.10	-15.08	-14.13
PIMCO Global Bond Opportunities Portfolio (Unhedged) Adminstrative Class	28,206	9.87	13.67	305,520	7.73	0.00	0.70	-4.87	-4.20
PIMCO Real Return Portfolio Administrative Class	577,465	14.93	18.82	7,524,253	2.44	0.00	0.75	-2.95	-2.21
PIMCO Short-Term Portfolio Administrative Class	313,414	10.88	12.26	3,671,595	2.16	0.00	1.10	0.41	1.53
PIMCO Total Return Portfolio Administrative Class	828,840	13.91	16.14	12,129,200	2.50	0.00	1.10	-1.63	-0.54
Pioneer Fund VCT Portfolio Class I	85,951	19.78	23.63	1,656,011	1.19	0.20	0.70	-2.20	-1.71
Pioneer Mid Cap Value VCT Portfolio Class I	50,424	16.18	16.25	793,307	0.73	0.00	0.75	-19.95	-19.34
Pioneer Select Mid Cap Growth VCT Portfolio Class I	106,943	23.78	24.54	2,559,747	0.00	0.20	0.50	-6.95	-6.67
Putnam VT Diversified Income Fund Class IB	300,844	15.62	17.08	5,665,739	4.31	0.00	0.95	-1.92	-0.98
Putnam VT Equity Income Fund Class IB	761,628	19.25	21.47	11,718,433	0.74	0.20	0.75	-9.18	-8.67
Putnam VT Growth Opportunities Fund Class IB	42,021		4.23	177,616	0.00		0.50		1.87
Putnam VT International Value Fund Class IB	351,823	7.93	8.72	3,090,053	2.22	0.20	1.10	-18.52	-17.78
Putnam VT Small Cap Value Fund Class IB	9,040	16.75	17.86	157,042	0.44	0.00	0.70	-20.49	-19.93
Putnam VT Sustainable Leaders Fund Class IB	1,594		25.52	40,670	0.00		0.50		-2.02
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	4,251	13.03	13.40	47,183	0.75	0.20	0.70	-12.71	-11.67
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	164,830	18.54	20.63	2,654,340	1.52	0.00	0.75	-8.40	-7.70
SAST SA WellsCap Aggressive Growth Portfolio Class 1	91,940	16.12	18.12	1,593,822	0.00	0.00	1.10	-7.81	-6.78
VALIC Company I Dynamic Allocation Fund	319,784	11.94	12.28	3,439,714	1.02	0.20	0.70	-7.60	-6.50
VALIC Company I Emerging Economies Fund	10,236	9.63	9.90	97,387	1.41	0.20	0.70	-19.90	-18.94
VALIC Company I Government Money Market I Fund	839,432	9.18	10.32	8,312,365	1.31	0.00	1.10	0.21	1.32
VALIC Company I International Equities Index Fund	263,693	10.17	14.54	2,593,223	2.08	0.00	0.75	-14.39	-13.74
VALIC Company I International Value Fund	6,551	8.64	9.96	56,732	1.98	0.25	0.70	-18.39	-18.02
VALIC Company I Mid Cap Index Fund	621,713	19.58	22.00	13,017,944	1.19	0.00	1.10	-12.41	-11.43
VALIC Company I Nasdaq-100 Index Fund	200,596	29.94	33.65	6,330,427	0.55	0.00	1.10	-1.72	-0.63
VALIC Company I Science & Technology Fund	137,417	31.55	31.93	3,978,318	0.00	0.00	0.75	-2.20	-1.46
VALIC Company I Small Cap Index Fund	316,138	20.93	32.50	6,289,434	1.11	0.00	0.75	-11.89	-11.23
VALIC Company I Stock Index Fund	904,375	21.94	26.28	18,931,067	1.76	0.00	0.75	-5.43	-4.72
VALIC Company II Mid Cap Value Fund	5,422	13.15	13.52	60,871	0.43	0.20	0.70	-15.62	-14.61
VALIC Company II Strategic Bond Fund	19,316	10.77	11.07	202,859	3.71	0.20	0.70	-4.21	-3.07
VALIC Company II U.S. Socially Responsible Fund	2,701	16.36	16.83	39,595	1.68	0.20	0.70	-5.87	-4.75
Vanguard VIF High Yield Bond Portfolio	335,673	16.21	18.22	6,229,346	4.89	0.00	1.10	-3.80	-2.73
Vanguard VIF Real Estate Index Portfolio	660,841	16.02	27.22	11,664,388	3.06	0.00	1.10	-6.39	-5.35

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Alger Capital Appreciation Portfolio Class I-2	322,741	23.54	26.15	8,151,701	0.17	0.00	1.10	29.65	31.08
Alger Mid Cap Growth Portfolio Class I-2	184,834	13.61	32.09	3,394,794	0.00	0.20	0.95	28.57	29.53
American Century VP Value Fund Class I	761,205	22.42	31.05	16,556,042	1.62	0.00	0.75	7.94	8.75
American Funds IS Asset Allocation Fund Class 2	110,852	14.46	14.80	1,473,785	1.82	0.20	0.70	15.42	16.79
American Funds IS Global Growth Fund Class 2	37,874	16.25	16.63	537,081	0.73	0.20	0.70	30.56	32.10
American Funds IS Growth Fund Class 2	52,954	18.14	18.56	811,781	0.55	0.20	0.70	27.40	28.91
American Funds IS Growth-Income Fund Class 2	102,846	17.21	17.61	1,464,609	1.65	0.20	0.70	21.53	22.97
American Funds IS High-Income Bond Fund Class 2	23,439	11.62	11.71	262,674	8.26	0.20	0.70	6.14	7.40
American Funds IS International Fund Class 2	32,925	13.77	14.03	412,489	1.51	0.20	0.70	31.23	32.78
AST SA Wellington Capital Appreciation Portfolio Class 3	10,103	19.18	19.62	162,533	0.00	0.20	0.70	31.53	33.09

51

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
AST SA Wellington Government and Quality Bond Portfolio Class 3	7,570	10.38	10.63	79,385	1.75	0.20	0.70	2.04	3.25
BNY Mellon IP MidCap Stock Portfolio Initial Shares	215,289	23.55	36.18	5,029,990	1.06	0.20	0.75	14.52	15.15
BNY Mellon VIF International Value Portfolio Initial Shares	11,834	9.46	11.41	145,813	1.46	0.00	0.95	27.31	28.52
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	361,865	23.53	25.70	8,315,220	0.00	0.20	0.75	23.75	24.43
BNY Mellon VIF Quality Bond Portfolio Initial Shares	341,206	14.42	16.59	4,826,798	2.11	0.20	0.75	3.72	4.29
Fidelity VIP Asset Manager Portfolio Service Class 2	288,419	21.32	22.12	4,494,686	1.63	0.20	0.75	12.90	13.52
Fidelity VIP Contrafund Portfolio Service Class 2	1,633,046	18.91	21.01	33,416,374	0.78	0.00	1.10	20.26	21.59
Fidelity VIP Equity-Income Portfolio Service Class 2	980,078	16.86	29.22	17,674,993	1.48	0.20	1.10	11.42	12.43
Fidelity VIP Freedom 2020 Portfolio Service Class 2	24,020	16.04	23.12	387,130	1.22	0.20	0.70	15.45	16.03
Fidelity VIP Freedom 2025 Portfolio Service Class 2	35,817	16.91	24.79	611,436	1.08	0.20	0.70	16.75	17.33
Fidelity VIP Freedom 2030 Portfolio Service Class 2	156,726	16.00	25.94	2,741,857	1.20	0.20	1.10	19.38	20.45
Fidelity VIP Government Money Market Portfolio Service Class 2	51,864	9.73	9.95	517,760	0.24	0.20	0.70	-0.27	0.91
Fidelity VIP Growth Portfolio Service Class 2	909,510	26.00	34.41	19,660,993	0.08	0.20	0.75	33.81	34.55
Fidelity VIP Mid Cap Portfolio Service Class 2	493,472	19.66	21.85	10,717,435	0.48	0.00	1.10	19.22	20.54
FTVIP Franklin Mutual Shares VIP Fund Class 2	416,827	15.55	24.49	6,983,291	2.26	0.20	1.10	7.17	8.13
FTVIP Franklin Small Cap Value VIP Fund Class 2	385,185	20.07	22.31	8,451,891	0.48	0.00	1.10	9.44	10.65
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	1,286		20.04	25,778	0.00		0.50		20.79
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	151,946	12.52	15.28	1,928,613	2.18	0.20	0.75	0.58	1.14
FTVIP Templeton Foreign VIP Fund Class 2	422,235	12.38	20.81	5,292,633	2.61	0.20	0.75	15.82	16.46
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	147,120	22.43	23.08	3,384,434	0.53	0.20	0.50	30.01	30.40
Invesco Oppenheimer V.I. Conservative Balanced Fund Series I	104,560	17.63	18.18	1,318,894	1.97	0.20	0.75	8.44	9.03
Invesco Oppenheimer V.I. Global Fund Series I	400,569	18.91	21.01	8,328,431	0.95	0.00	1.10	35.17	36.66
Invesco Oppenheimer V.I. Global Strategic Income Fund Series I	447		11.27	5,034	4.36		0.50		5.74
Invesco V.I. American Franchise Fund Series I	630		22.11	13,934	0.08		0.50		26.71
Invesco V.I. Core Equity Fund Series I	472,905	18.28	19.86	8,441,402	1.03	0.20	0.75	12.33	12.95
Invesco V.I. Global Real Estate Fund Series I	28,044	11.90	14.12	407,776	3.57	0.00	0.70	12.26	13.05
Invesco V.I. Government Securities Fund Series I	1,994		11.13	22,190	1.82		0.50		1.45
Invesco V.I. Growth and Income Fund Series I	532,628	18.24	22.12	11,158,029	1.50	0.00	0.95	13.24	14.32
Invesco V.I. High Yield Fund Series I	152,651	13.41	13.91	2,066,246	4.07	0.20	0.75	5.51	6.09
Invesco V.I. International Growth Fund Series I	549,092	13.29	14.76	8,074,309	1.50	0.00	1.10	21.66	23.00
Janus Henderson Enterprise Portfolio Service Shares	264,281	41.27	43.46	6,766,100	0.14	0.20	0.75	26.14	26.83
Janus Henderson Forty Portfolio Service Shares	31,036	18.73	20.27	686,757	0.00	0.00	0.95	28.77	29.99
Janus Henderson Global Research Portfolio Service Shares	201,456	16.44	18.96	3,240,331	0.70	0.20	0.75	25.74	26.43
Janus Henderson Overseas Portfolio Service Shares	811,335	8.35	9.10	7,631,682	1.64	0.20	1.10	29.38	30.54
JPMorgan Insurance Trust Core Bond Portfolio Class 1	64,724	10.68	14.28	721,668	2.42	0.20	0.70	2.85	3.37
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	22,040	35.82	37.57	809,906	0.81	0.20	0.75	12.92	13.54
JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	161,743	24.39	36.90	3,906,888	0.32	0.20	0.75	14.37	15.00
MFS VIT Growth Series Initial Class	500,388	24.98	32.55	12,198,289	0.11	0.20	0.75	30.43	31.14
MFS VIT New Discovery Series Initial Class	238,545	23.93	41.01	5,773,273	0.00	0.20	1.10	25.27	26.40
MFS VIT Research Series Initial Class	147,051	16.45	33.31	3,142,778	1.42	0.20	0.70	22.51	23.12
MFS VIT Total Return Series Initial Class	18,689		17.63	329,481	2.36		0.50		11.74
MFS VIT II Core Equity Portfolio Initial Class	352,760	13.27	13.47	4,723,353	0.97	0.20	0.75	23.90	24.58
Morgan Stanley VIF Growth Portfolio Class I	130,942	29.11	39.11	3,716,998	0.00	0.20	0.75	42.08	42.86
Neuberger Berman AMT Large Cap Value Portfolio Class I	1,873		15.49	29,018	0.57		0.50		12.80
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	309,688	19.91	22.13	6,640,794	0.00	0.00	1.10	23.92	25.29
Neuberger Berman AMT Sustainable Equity Portfolio Class I	6,411	20.11	31.37	132,321	0.54	0.20	0.70	17.61	18.19
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	133,947	8.36	8.63	793,866	10.90	0.20	1.10	-49.03	1.04
PIMCO Global Bond Opportunities Portfolio (Unhedged) Adminstrative Class	15,207	10.37	15.87	185,779	1.98	0.20	0.70	7.87	8.41
PIMCO Real Return Portfolio Administrative Class	635,394	14.99	19.39	8,525,775	2.37	0.20	0.75	2.88	3.45
PIMCO Short-Term Portfolio Administrative Class	318,961	10.84	12.05	3,716,064	1.71	0.00	1.10	1.28	2.40
PIMCO Total Return Portfolio Administrative Class	846,327	14.14	15.71	12,770,068	2.02	0.00	1.10	3.77	4.91
Pioneer Fund VCT Portfolio Class I	93,667	20.13	24.16	1,837,936	1.19	0.20	0.70	20.87	21.47
Pioneer Mid Cap Value VCT Portfolio Class I	62,494	20.14	20.21	1,228,114	0.85	0.00	0.75	12.33	13.17
Pioneer Select Mid Cap Growth VCT Portfolio Class I	115,493	25.55	26.30	2,961,550	0.08	0.20	0.50	29.38	29.77
Putnam VT Diversified Income Fund Class IB	325,506	17.42	18.66	6,182,584	5.51	0.20	0.95	6.11	6.91
Putnam VT Equity Income Fund Class IB	804,976	21.08	23.64	13,587,892	0.00	0.20	0.75	12.67	13.06
Putnam VT Growth Opportunities Fund Class IB	41,838		4.15	173,600	0.10		0.50		30.25
Putnam VT International Value Fund Class IB	401,810	9.73	10.61	4,380,642	1.51	0.20	1.10	23.34	24.45
Putnam VT Small Cap Value Fund Class IB	11,455	21.07	33.23	243,156	0.68	0.20	0.70	7.12	7.66
Putnam VT Sustainable Leaders Fund Class IB	1,635		26.04	42,592	0.63		0.50		28.58
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	3,519	14.92	15.27	45,247	0.50	0.20	0.70	11.85	13.18
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	160,121	22.52	25.60	2,944,647	1.65	0.20	0.75	13.71	14.33
SAST SA WellsCap Aggressive Growth Portfolio Class 1	93,007	17.49	34.17	1,726,026	0.00	0.20	1.10	28.17	29.33
VALIC Company I Dynamic Allocation Fund	174,429	12.92	13.22	2,099,939	1.49	0.20	0.70	19.38	20.80
VALIC Company I Emerging Economies Fund	7,103	12.02	12.30	84,620	1.24	0.20	0.70	40.28	41.95

52

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2017			For the Year Ended December 31 2017
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
VALIC Company I Government Money Market I Fund	934,888	9.16	10.16	9,151,018	0.41	0.20	1.10	-0.72	0.18
VALIC Company I International Equities Index Fund	248,253	16.98	19.46	2,865,338	2.53	0.20	0.75	23.42	24.10
VALIC Company I International Value Fund	5,498	10.54	12.20	59,127	1.73	0.25	0.70	16.18	18.37
VALIC Company I Mid Cap Index Fund	689,546	22.35	38.03	16,438,059	1.15	0.20	1.10	14.64	15.68
VALIC Company I Nasdaq-100 Index Fund	222,786	30.47	33.22	7,283,551	0.71	0.20	1.10	30.85	32.03
VALIC Company I Science & Technology Fund	120,251	32.65	49.22	3,603,939	0.00	0.20	0.75	40.23	41.00
VALIC Company I Small Cap Index Fund	359,948	32.29	36.89	8,161,335	1.03	0.20	0.75	13.53	14.15
VALIC Company I Stock Index Fund	1,022,435	27.79	33.05	22,675,504	1.48	0.20	0.75	20.51	21.17
VALIC Company II Mid Cap Value Fund	4,131	15.58	15.94	55,792	0.54	0.20	0.70	13.67	15.02
VALIC Company II Strategic Bond Fund	15,518	11.24	11.50	172,262	3.55	0.20	0.70	6.06	7.32
VALIC Company II U.S. Socially Responsible Fund	2,605	17.38	17.78	40,460	1.36	0.20	0.70	19.82	21.24
Vanguard VIF High Yield Bond Portfolio	358,684	16.85	18.73	6,909,788	4.84	0.00	1.10	5.84	7.00
Vanguard VIF Real Estate Index Portfolio	697,040	17.12	19.02	13,145,749	2.47	0.00	1.10	3.63	4.78

		December 31, 2016			For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Alger Capital Appreciation Portfolio Class I-2	308,315	23.79	30.60	6,171,284	0.19	0.20	1.45	-0.94	0.30
Alger Mid Cap Growth Portfolio Class I-2	177,407	10.59	24.77	2,548,701	0.00	0.20	0.95	0.02	0.77
American Century VP Value Fund Class I	819,555	26.70	28.76	16,518,290	1.69	0.20	0.75	19.58	20.24
American Funds IS Asset Allocation Fund Class 2	71,357	11.13	12.67	822,148	1.85	0.20	0.70	8.65	9.19
American Funds IS Global Growth Fund Class 2	29,438	10.65	12.59	324,428	1.20	0.20	0.70	-0.08	0.42
American Funds IS Growth Fund Class 2	40,194	11.95	14.40	490,246	1.09	0.20	0.70	8.73	9.27
American Funds IS Growth-Income Fund Class 2	62,791	11.48	14.32	740,001	1.89	0.20	0.70	10.74	11.30
American Funds IS High-Income Bond Fund Class 2	13,125	10.46	10.98	138,875	7.43	0.20	0.70	16.88	17.46
American Funds IS International Fund Class 2	15,568	9.39	10.64	148,913	1.92	0.20	0.70	2.81	3.33
AST SA Wellington Capital Appreciation Portfolio Class 3	8,075	11.55	14.74	98,099	0.00	0.20	0.70	1.02	1.53
AST SA Wellington Government and Quality Bond Portfolio Class 3	5,735	10.10	10.29	58,188	0.99	0.20	0.70	0.51	1.01
BNY Mellon IP MidCap Stock Portfolio Initial Shares	237,494	20.45	31.60	4,835,018	1.04	0.20	0.75	14.61	15.24
BNY Mellon VIF International Value Portfolio Initial Shares	11,400	7.43	13.56	109,962	1.68	0.20	0.95	-2.38	-1.64
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	379,560	18.91	20.77	7,032,502	0.00	0.20	0.75	16.20	16.84
BNY Mellon VIF Quality Bond Portfolio Initial Shares	357,140	13.83	16.00	4,865,166	1.80	0.20	0.75	0.76	1.32
Fidelity VIP Asset Manager Portfolio Service Class 2	302,946	18.89	19.49	4,190,721	1.28	0.20	0.75	2.07	2.63
Fidelity VIP Contrafund Portfolio Service Class 2	1,776,410	17.53	26.82	30,500,037	0.59	0.20	1.45	6.18	7.52
Fidelity VIP Equity-Income Portfolio Service Class 2	1,042,442	15.72	25.99	16,921,768	2.08	0.20	1.45	16.02	17.47
Fidelity VIP Freedom 2020 Portfolio Service Class 2	26,732	13.89	19.93	374,830	1.25	0.20	0.70	5.07	5.59
Fidelity VIP Freedom 2025 Portfolio Service Class 2	49,071	15.76	21.13	730,988	1.36	0.20	0.75	5.19	5.77
Fidelity VIP Freedom 2030 Portfolio Service Class 2	152,631	14.72	21.54	2,231,887	1.21	0.20	1.45	4.85	6.16
Fidelity VIP Government Money Market Portfolio Service Class 2	45,162	9.75	9.86	444,169	0.01	0.20	0.70	-0.68	-0.19
Fidelity VIP Growth Portfolio Service Class 2	934,128	19.43	25.58	15,221,424	0.00	0.20	0.75	-0.20	0.35
Fidelity VIP Mid Cap Portfolio Service Class 2	543,458	16.49	28.01	10,099,201	0.31	0.20	1.10	10.70	11.70
FTVIP Franklin Mutual Shares VIP Fund Class 2	438,899	14.51	22.65	6,873,004	1.91	0.20	1.10	14.79	15.83
FTVIP Franklin Small Cap Value VIP Fund Class 2	417,273	18.34	30.04	8,379,469	0.79	0.20	1.10	28.77	29.93
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	1,247		16.59	20,681	0.00		0.50		3.65
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	222,589	12.38	15.19	2,801,127	2.67	0.20	0.75	-0.09	0.46
FTVIP Templeton Foreign VIP Fund Class 2	443,064	10.63	17.97	4,872,425	1.83	0.20	0.75	6.38	6.96
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	153,434	17.25	17.70	2,707,918	0.56	0.20	0.50	1.48	1.78
Invesco Oppenheimer V.I. Conservative Balanced Fund Series I	103,959	16.26	16.67	1,217,473	2.40	0.20	0.75	4.48	5.05
Invesco Oppenheimer V.I. Global Fund Series I	409,562	14.90	23.69	6,367,919	1.04	0.20	1.45	-1.36	-0.12
Invesco Oppenheimer V.I. Global Strategic Income Fund Series I	92		10.66	978	4.88		0.50		6.00
Invesco V.I. American Franchise Fund Series I	815		17.45	14,217	0.00		0.50		1.76
Invesco V.I. Core Equity Fund Series I	499,400	16.19	17.68	7,918,799	0.76	0.20	0.75	9.44	10.04
Invesco V.I. Global Real Estate Fund Series I	26,458	9.96	19.78	340,703	1.81	0.20	0.70	1.33	1.84
Invesco V.I. Government Securities Fund Series I	2,700		10.97	29,621	1.89		0.50		0.73
Invesco V.I. Growth and Income Fund Series I	547,160	16.11	25.89	10,308,504	1.08	0.20	0.95	18.57	19.46
Invesco V.I. High Yield Fund Series I	157,151	12.71	13.11	2,013,798	4.17	0.20	0.75	10.38	10.99
Invesco V.I. International Growth Fund Series I	551,286	10.92	18.82	6,731,961	1.37	0.20	1.10	-1.54	-0.65
Janus Henderson Enterprise Portfolio Service Shares	264,025	32.54	34.46	5,486,490	0.02	0.20	0.75	11.27	11.88
Janus Henderson Forty Portfolio Service Shares	32,085	14.55	26.29	543,870	0.00	0.20	0.95	0.98	1.74
Janus Henderson Global Research Portfolio Service Shares	207,662	13.00	15.08	2,650,720	0.92	0.20	0.75	1.06	1.62
Janus Henderson Overseas Portfolio Service Shares	805,816	6.97	10.03	6,087,248	4.44	0.20	1.45	-8.05	-6.89
JPMorgan Insurance Trust Core Bond Portfolio Class 1	45,740	10.26	13.82	497,146	2.37	0.20	0.70	1.40	1.91
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	24,041	31.72	33.09	780,238	0.85	0.20	0.75	13.84	14.47
JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	177,044	21.21	32.26	3,678,494	0.48	0.20	0.75	19.32	19.97

53

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2016			For the Year Ended December 31 2016
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
MFS VIT Growth Series Initial Class	530,331	19.05	24.95	9,893,159	0.04	0.20	0.75	1.68	2.24
MFS VIT New Discovery Series Initial Class	233,442	19.10	32.45	4,661,628	0.00	0.20	1.10	7.86	8.83
MFS VIT Research Series Initial Class	152,465	24.44	27.05	2,688,879	0.76	0.20	0.75	7.93	8.52
MFS VIT Total Return Series Initial Class	20,656		15.78	325,886	2.85		0.50		8.55
MFS VIT II Core Equity Portfolio Initial Class	368,979	10.71	10.81	3,975,629	0.74	0.20	0.75	10.55	11.15
Neuberger Berman AMT Large Cap Value Portfolio Class I	2,118		13.74	29,087	0.83		0.50		26.73
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	308,428	16.07	26.61	5,451,162	0.00	0.20	1.10	3.26	4.19
Neuberger Berman AMT Sustainable Equity Portfolio Class I	6,209	17.10	26.54	105,760	0.71	0.20	0.70	9.10	9.64
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	147,382	8.54	16.39	812,588	1.09	0.20	1.10	13.90	14.93
PIMCO Global Bond Opportunities Portfolio (Unhedged) Adminstrative Class	15,724	9.42	14.64	173,549	1.55	0.20	0.70	3.32	3.83
PIMCO Real Return Portfolio Administrative Class	736,554	14.49	18.85	9,657,456	2.28	0.20	0.75	4.41	4.99
PIMCO Short-Term Portfolio Administrative Class	335,790	10.70	11.74	3,857,946	1.58	0.20	1.10	1.25	2.17
PIMCO Total Return Portfolio Administrative Class	917,603	13.62	15.52	13,448,923	2.09	0.20	1.10	1.56	2.47
Pioneer Fund VCT Portfolio Class I	96,575	16.57	19.87	1,564,976	1.28	0.20	0.75	9.00	9.60
Pioneer Mid Cap Value VCT Portfolio Class I	63,173	17.99	25.75	1,120,295	0.69	0.20	0.75	15.69	16.32
Pioneer Select Mid Cap Growth VCT Portfolio Class I	124,890	19.62	20.26	2,474,354	0.00	0.20	0.75	2.96	3.53
Putnam VT Diversified Income Fund Class IB	329,860	16.41	17.45	5,932,108	7.05	0.20	0.95	4.43	5.21
Putnam VT Growth Opportunities Fund Class IB	43,644		3.19	139,035	0.00		0.50		0.67
Putnam VT International Value Fund Class IB	422,085	8.52	9.25	3,802,383	2.40	0.20	1.45	-0.35	0.90
Putnam VT Small Cap Value Fund Class IB	11,580	19.67	30.87	229,963	1.17	0.20	0.70	26.61	27.24
Putnam VT Sustainable Leaders Fund Class IB	1,756		20.25	35,566	0.73		0.50		7.25
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	11,944	11.21	13.34	134,215	1.49		0.70		14.95
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	157,818	19.80	22.39	2,566,794	1.66	0.20	0.75	6.37	6.95
SAST SA WellsCap Aggressive Growth Portfolio Class 1	91,749	13.64	26.42	1,305,543	0.00	0.20	1.10	6.21	7.17
VALIC Company I Dynamic Allocation Fund	120,660	9.94	10.95	1,203,724	1.10	0.20	0.70	4.12	4.64
VALIC Company I Emerging Economies Fund	6,051	8.33	8.67	50,752	1.69	0.20	0.70	10.70	11.25
VALIC Company I Government Money Market I Fund	1,113,874	9.23	10.15	11,007,823	0.01	0.20	1.10	-1.08	-0.19
VALIC Company I International Equities Index Fund	230,323	13.76	15.68	2,217,518	2.90	0.20	0.75	0.50	1.06
VALIC Company I International Value Fund	4,634	8.90	10.50	42,285	1.98		0.70		11.31
VALIC Company I Mid Cap Index Fund	723,227	20.86	32.87	15,057,428	1.20	0.20	1.45	18.89	20.38
VALIC Company I Nasdaq-100 Index Fund	240,528	23.29	25.16	5,986,351	0.67	0.20	1.10	5.60	6.55
VALIC Company I Science & Technology Fund	110,255	23.28	34.91	2,363,217	0.00	0.20	0.75	6.54	7.12
VALIC Company I Small Cap Index Fund	362,797	28.29	32.49	7,336,637	1.17	0.20	0.75	20.28	20.94
VALIC Company I Stock Index Fund	1,064,879	23.06	27.28	19,674,788	2.45	0.20	0.75	10.76	11.37
VALIC Company II Mid Cap Value Fund	2,807	11.32	13.86	33,379	0.21	0.20	0.70	13.27	13.83
VALIC Company II Strategic Bond Fund	13,302	10.24	10.72	139,321	3.83	0.20	0.70	7.42	7.95
VALIC Company II U.S. Socially Responsible Fund	2,355	11.79	14.67	30,857	1.51	0.20	0.70	9.88	10.43
Vanguard VIF High Yield Bond Portfolio	366,167	15.92	22.61	6,665,367	5.48	0.20	1.10	10.14	11.13
Vanguard VIF Real Estate Index Portfolio	752,358	17.03	27.00	13,753,371	2.70	0.20	1.45	6.80	8.14

		December 31, 2015			For the Year Ended December 31 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Alger Capital Appreciation Portfolio Class I-2	306,548	14.22	24.01	6,405,391	0.09	0.20	1.45	4.66	5.98
Alger Mid Cap Growth Portfolio Class I-2	182,860	13.03	13.83	2,669,937	0.00	0.20	1.45	-2.98	-1.76
American Century VP Value Fund Class I	870,970	16.86	24.05	14,908,764	2.13	0.20	0.75	-4.60	-4.08
American Funds IS Asset Allocation Fund Class 2	45,797	11.53	11.68	482,133	2.40	0.20	0.70	0.69	1.20
American Funds IS Global Growth Fund Class 2	9,466	12.46	12.62	112,003	1.15	0.20	0.70	6.19	6.72
American Funds IS Growth Fund Class 2	10,934	13.09	13.27	123,244	0.92	0.20	0.70	6.11	6.64
American Funds IS Growth-Income Fund Class 2	25,944	10.36	12.96	284,389	1.75	0.20	0.70	0.75	1.25
American Funds IS High-Income Bond Fund Class 2	6,865	8.95	9.35	62,767	7.96	0.20	0.70	-6.14	-8.86
American Funds IS International Fund Class 2	5,694	9.13	10.30	53,220	2.32	0.20	0.70	-5.09	-5.03
AST SA Wellington Capital Appreciation Portfolio Class 3	4,639	14.43	14.62	57,172	0.00	0.20	0.70	7.70	8.24
AST SA Wellington Government and Quality Bond Portfolio Class 3	2,574	10.13	10.26	26,013	2.41	0.20	0.70	-0.41	0.09
BNY Mellon IP MidCap Stock Portfolio Initial Shares	271,786	17.75	27.57	4,828,014	0.63	0.20	0.75	-3.02	-2.48
BNY Mellon VIF International Value Portfolio Initial Shares	14,834	7.61	13.78	143,386	2.24	0.20	0.95	-3.64	-2.91
BNY Mellon VIF Opportunistic Small Cap Portfolio Initial Shares	424,523	16.19	19.77	6,796,573	0.00	0.20	0.75	-3.01	-2.47
BNY Mellon VIF Quality Bond Portfolio Initial Shares	394,856	13.65	18.83	5,385,617	2.05	0.20	0.75	-2.38	-1.85
Fidelity VIP Asset Manager Portfolio Service Class 2	309,899	18.50	18.99	4,248,819	1.36	0.20	0.75	-0.81	-0.26
Fidelity VIP Contrafund Portfolio Service Class 2	1,897,435	16.51	24.95	31,784,963	0.80	0.20	1.45	-1.03	0.21
Fidelity VIP Equity-Income Portfolio Service Class 2	1,099,574	13.55	13.91	15,777,973	2.93	0.20	1.45	-5.62	-4.43
Fidelity VIP Freedom 2020 Portfolio Service Class 2	27,297	14.47	18.87	370,220	1.66	0.20	0.70	-1.15	-0.66
Fidelity VIP Freedom 2025 Portfolio Service Class 2	44,989	14.98	19.97	640,820	1.66	0.20	0.75	-1.25	-0.70
Fidelity VIP Freedom 2030 Portfolio Service Class 2	154,093	12.57	14.04	2,147,681	2.06	0.20	1.45	-1.96	-0.73

54

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

		December 31, 2015			For the Year Ended December 31 2015
					Investment	Expense		Total
		Unit Value ($)(a)		Net	Income	Ratio (%)(d)		Return (%)(e)
Sub-accounts	Units	Lowest	Highest	Assets ($)(b)	Ratio (%)(c)	Lowest	Highest	Lowest	Highest
Fidelity VIP Government Money Market Portfolio Service Class 2	90,441	9.82	9.95	894,457	0.00	0.20	0.70	-0.69	-0.19
Fidelity VIP Growth Portfolio Service Class 2	964,228	16.37	19.47	16,073,318	0.03	0.20	0.75	6.11	6.69
Fidelity VIP Mid Cap Portfolio Service Class 2	564,487	12.33	16.66	9,995,340	0.26	0.20	1.45	-3.05	-1.83
FTVIP Franklin Mutual Shares VIP Fund Class 2	454,155	12.35	13.34	6,270,133	3.13	0.20	1.45	-6.31	-5.13
FTVIP Franklin Small Cap Value VIP Fund Class 2	408,261	14.67	14.70	6,935,707	0.63	0.20	1.45	-8.72	-7.57
FTVIP Franklin Small-Mid Cap Growth VIP Fund Class 2	2,534		16.01	40,559	0.00		0.50		-3.14
FTVIP Franklin U.S. Government Securities VIP Fund Class 2	232,614	12.32	15.20	2,995,988	2.86	0.20	0.75	-0.28	0.27
FTVIP Templeton Foreign VIP Fund Class 2	454,864	9.94	16.89	5,101,290	3.37	0.20	0.75	-7.19	-6.68
Goldman Sachs VIT Strategic Growth Fund Institutional Shares	187,977	17.39	19.29	3,341,287	0.36	0.20	0.75	2.62	3.19
Invesco Oppenheimer V.I. Conservative Balanced Fund Series I	116,211	15.56	15.87	1,309,698	2.27	0.20	0.75	0.08	0.63
Invesco Oppenheimer V.I. Global Fund Series I	430,410	12.02	15.11	6,918,180	1.36	0.20	1.45	2.45	3.74
Invesco Oppenheimer V.I. Global Strategic Income Fund Series I	119	9.98	10.06	1,192	54.19	0.50	0.75	-2.99	-2.75
Invesco V.I. American Franchise Fund Series I	298		17.14	5,116	0.00		0.50		4.48
Invesco V.I. Core Equity Fund Series I	526,582	14.71	16.16	7,610,942	1.12	0.20	0.75	-6.47	-5.96
Invesco V.I. Global Real Estate Fund Series I	19,199	10.46	10.60	256,355	3.83	0.20	0.70	-2.17	-1.68
Invesco V.I. Government Securities Fund Series I	3,342		10.89	36,400	2.21		0.50		-0.16
Invesco V.I. Growth and Income Fund Series I	573,664	13.58	15.92	9,397,249	2.88	0.20	0.95	-3.98	-3.26
Invesco V.I. High Yield Fund Series I	161,859	11.51	11.81	1,874,637	4.77	0.20	0.75	-3.89	-3.36
Invesco V.I. International Growth Fund Series I	575,992	10.91	13.66	7,464,549	1.51	0.20	1.45	-3.75	-2.54
Janus Henderson Enterprise Portfolio Service Shares	282,411	17.67	30.97	5,309,566	0.53	0.20	0.75	2.99	3.56
Janus Henderson Forty Portfolio Service Shares	25,998	14.25	14.41	445,910	0.00	0.20	0.95	10.88	11.71
Janus Henderson Global Research Portfolio Service Shares	226,554	12.79	14.92	2,857,036	0.55	0.20	0.75	-3.26	-2.73
Janus Henderson Overseas Portfolio Service Shares	843,160	7.01	10.91	7,496,099	0.54	0.20	1.45	-10.12	-8.99
JPMorgan Insurance Trust Core Bond Portfolio Class 1	24,910	10.11	10.38	278,198	2.31	0.20	0.70	0.41	0.92
JPMorgan Insurance Trust Mid Cap Value Portfolio Class 1	26,415	27.87	28.91	747,190	1.02	0.20	0.75	-3.38	-2.85
JPMorgan Insurance Trust Small Cap Core Portfolio Class 1	201,877	17.67	27.04	3,491,842	0.15	0.20	0.75	-5.99	-5.47
MFS VIT Growth Series Initial Class	592,534	18.63	25.59	10,847,200	0.16	0.20	0.75	6.76	7.34
MFS VIT New Discovery Series Initial Class	249,507	17.83	18.97	4,696,667	0.00	0.20	1.45	-3.30	-2.08
MFS VIT Research Series Initial Class	151,314	12.60	22.64	2,574,658	0.72	0.20	0.75	0.05	0.60
MFS VIT Total Return Series Initial Class	25,915		14.53	376,652	2.60		0.50		-0.87
MFS VIT II Core Equity Portfolio Initial Class	398,790	9.69	9.73	3,874,431	1.18	0.20	0.75	-3.14	-2.73
Neuberger Berman AMT Large Cap Value Portfolio Class I	2,629		10.84	28,491	0.78		0.50		-12.24
Neuberger Berman AMT Mid Cap Growth Portfolio Class I	322,635	16.66	17.89	5,601,819	0.00	0.20	1.45	-0.18	1.07
Neuberger Berman AMT Sustainable Equity Portfolio Class I	5,802	15.67	24.21	90,687	0.59	0.20	0.70	-1.16	-0.66
PIMCO CommodityRealReturn Strategy Portfolio Administrative Class	157,941		5.45	748,201	4.72	0.20	1.45	-26.78	-25.85
PIMCO Global Bond Opportunities Portfolio (Unhedged) Adminstrative Class	9,924	9.43	12.22	112,453	1.84	0.20	0.70	-4.69	-4.22
PIMCO Real Return Portfolio Administrative Class	768,137	12.46	19.29	9,823,635	3.98	0.20	0.75	-3.43	-2.90
PIMCO Short-Term Portfolio Administrative Class	356,593	10.93	11.32	4,051,596	0.97	0.20	1.45	-0.34	0.91
PIMCO Total Return Portfolio Administrative Class	960,916	10.17	14.72	14,091,840	4.94	0.20	1.45	-0.98	0.27
Pioneer Fund VCT Portfolio Class I	105,109	15.12	18.23	1,558,132	1.08	0.20	0.75	-0.81	-0.26
Pioneer Mid Cap Value VCT Portfolio Class I	67,069	15.55	22.14	1,034,676	0.79	0.20	0.75	-6.84	-6.33
Pioneer Select Mid Cap Growth VCT Portfolio Class I	138,650	19.05	19.57	2,660,062	0.00	0.20	0.75	0.87	1.43
Putnam VT Diversified Income Fund Class IB	353,185	13.76	15.72	6,043,586	9.47	0.20	0.95	-3.26	-2.54
Putnam VT International Value Fund Class IB	454,450	8.45	9.28	4,218,894	1.37	0.20	1.45	-3.41	-2.20
Putnam VT Small Cap Value Fund Class IB	13,733	24.26	31.09	214,083	0.86	0.20	0.75	-4.95	-4.43
Putnam VT Sustainable Leaders Fund Class IB	2,141	18.64	18.89	40,437	0.51	0.50	0.75	-1.03	-0.79
SST SA Multi-Managed Mid Cap Value Portfolio Class 3	973		11.61	9,593	0.60		0.70		-6.69
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	137,230	12.01	18.62	2,184,924	1.81	0.20	0.75	-0.72	-0.17
SAST SA WellsCap Aggressive Growth Portfolio Class 1	95,675	12.10	24.65	1,276,068	0.00	0.20	1.45	-2.61	-1.38
VALIC Company I Dynamic Allocation Fund	44,433	10.40	10.53	426,336	0.00	0.20	0.70	-5.22	-4.74
VALIC Company I Emerging Economies Fund	1,266	7.74	7.84	9,783	1.64	0.20	0.70	-15.14	-14.71
VALIC Company I Government Money Market I Fund	1,157,120	9.70	9.99	11,540,062	0.01	0.20	1.45	-1.43	-0.19
VALIC Company I International Equities Index Fund	261,372	10.28	13.69	2,498,488	3.69	0.20	0.75	-1.74	-1.20
VALIC Company I International Value Fund	3,100		9.43	25,424	0.49		0.70		-7.95
VALIC Company I Mid Cap Index Fund	767,547	17.50	17.54	13,632,876	1.04	0.20	1.45	-3.90	-2.69
VALIC Company I Nasdaq-100 Index Fund	278,122	15.56	24.79	6,538,380	0.86	0.20	1.45	7.62	8.97
VALIC Company I Science & Technology Fund	122,249	15.52	21.85	2,513,308	0.00	0.20	0.75	7.07	7.66
VALIC Company I Small Cap Index Fund	356,597	16.75	27.01	6,123,899	1.02	0.20	0.75	-5.19	-4.67
VALIC Company I Stock Index Fund	1,174,358	12.89	21.57	19,822,358	1.66	0.20	0.75	0.30	0.85
VALIC Company II Mid Cap Value Fund	1,425	10.00	12.26	15,590	0.18	0.20	0.70	-2.10	-1.61
VALIC Company II Strategic Bond Fund	10,346	9.86	9.99	101,212	3.38	0.20	0.70	-2.62	-2.13
VALIC Company II U.S. Socially Responsible Fund	1,167	13.20	13.37	15,000	0.92	0.20	0.70	0.41	0.91
Vanguard VIF High Yield Bond Portfolio	377,721	15.03	15.42	6,281,947	5.53	0.20	1.45	-3.00	-1.77
Vanguard VIF Real Estate Index Portfolio	814,685	15.95	24.97	14,170,899	1.81	0.20	1.45	0.75	2.02

55

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(a)Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

(b)These amounts represent the net asset value before adjustments allocated to the contracts in payout period.

(c)These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the Funds, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the Funds in which the sub-account invests. The average net assets are calculated using the net asset balances at the beginning and end of the year.

(d)These amounts represent the annualized contract expenses of the sub-account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in direct reduction to unit values. Charges made directly to contract owners account through the redemption of units and expenses of the Funds have been excluded. For additional information on charges and deductions, see Note 4.

(e)These amounts represent the total return for the periods indicated, including changes in the value of the Funds, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each of the periods indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum and maximum values, based on the product grouping representing the minimum and maximum expense ratios, some individual contract total returns are not within the ranges presented.

7.Subsequent Events

Management considered Separate Accounts related events and transactions that occurred after the date of the Statement of Assets and Liabilities, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that required additional disclosures. Management has evaluated events through April 22, 2020, the date the financial statements were issued. While sufficient information is not available to adequately evaluate the short-term or long-term impact to the Company as a result of the economic and market activities associated with the 2020 outbreak of COVID-19 ("Coronavirus"), the current economic volatility and environment may adversely impact net assets for each sub-account.

8. Separate Account Mergers

At the close of business on November 29, 2019, American General Life Insurance Company Variable Account II (AGL Sep II), Separate Account VUL (AGL VUL), and Separate Account VUL-2 (AGL VUL-2) were consolidated with and into the Separate Account. AGL Sep II, AGL VUL and AGL VUL-2 existed as segregated investment accounts established by the Company to receive and invest premium payments from variable universal life insurance policies issued by the Company. In effect, the consolidation resulted in the transfer of all subaccounts in AGL Sep II, AGL VUL and AGL VUL-2 to the Separate Account. The purpose of the Consolidation was to reduce the ongoing administrative costs and inefficiencies associated with maintaining multiple Separate Accounts, each with its own recordkeeping and reporting requirements. Activity from operations and contract transactions for the consolidating separate accounts that occurred after November 29, 2019 is included in the Statement of Operations and Changes in Net Assets.

The summary below presents the shares, net asset value per share, fair value, cost of shares held, due to/from general account and net assets held for the subaccounts from each of the separate accounts that consolidated into the Separate Account on November 29, 2019:

The following table shows the assets merged in from AGL Sep II.

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
AB VPS Balanced Wealth Strategy Portfolio Class A	018792440	17,533	10.04	176,034	197,260	-	176,034
AB VPS Global Thematic Growth Portfolio Class A	018792770	39,101	32.58	1,273,921	827,220	-	1,273,921
AB VPS Growth and Income Portfolio Class A	018792101	58,643	29.91	1,754,021	1,525,550	-	1,754,021
AB VPS Intermediate Bond Portfolio Class A	018792606	2,416	10.73	25,921	26,495	-	25,921
AB VPS Large Cap Growth Portfolio Class A	018792408	396,945	59.72	23,705,576	20,790,023	1,054	23,706,631
AB VPS Small Cap Growth Portfolio Class A	018792796	28,485	19.57	557,456	481,684	-	557,456

56

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
American Century VP Capital Appreciation Fund Class I	024936304	17,507	15.74	275,564	255,347	-	275,564
American Century VP Income & Growth Fund Class I	024936601	15,950	9.85	157,111	150,301	-	157,111
AST SA PGI Asset Allocation Portfolio Class 1	03311Y855	20,232	13.82	279,610	288,787	-	279,610
AST SA Wellington Capital Appreciation Portfolio Class 1	03311Y301	101,172	43.62	4,413,140	4,360,505	-	4,413,140
AST SA Wellington Government and Quality Bond Portfolio Class 1	03311Y889	14,911	15.43	230,081	225,056	-	230,081
BNY Mellon Stock Index Fund, Inc. Initial Shares	09661P105	85,309	58.45	4,986,335	3,454,527	-	4,986,335
Fidelity VIP Asset Manager Portfolio Initial Class	922175203	47,383	15.20	720,218	714,857	-	720,218
Fidelity VIP Contrafund Portfolio Initial Class	922175500	58,333	36.40	2,123,331	1,865,024	-	2,123,331
Fidelity VIP Government Money Market Portfolio Initial Class	922174107	1,556,074	1.00	1,556,074	1,556,074	-	1,556,074
Fidelity VIP Growth Portfolio Initial Class	922174404	60,012	76.38	4,583,707	3,076,302	-	4,583,707
Fidelity VIP High Income Portfolio Initial Class	922174206	76,187	5.56	423,601	415,542	-	423,601
Fidelity VIP Investment Grade Bond Portfolio Initial Class	922175104	32,428	13.46	436,483	418,840	-	436,483
Fidelity VIP Overseas Portfolio Initial Class	922174503	12,968	22.65	293,717	241,940	-	293,717
Invesco Oppenheimer V.I. Global Fund Series I	00900X504	11,808	41.49	489,908	449,341	-	489,908
Invesco Oppenheimer V.I. Main Street Fund Series I	00900X827	22,186	28.56	633,620	586,416	-	633,620
Invesco V.I. American Franchise Fund Series I	00888X799	9,059	64.93	588,188	460,407	-	588,188
Invesco V.I. International Growth Fund Series I	008892507	17,764	37.69	669,531	603,762	-	669,531
JPMorgan Insurance Trust Core Bond Portfolio Class 1	480906700	9,226	11.28	104,068	101,982	-	104,068
JPMorgan Insurance Trust U.S. Equity Portfolio Class 1	480906106	10,732	31.21	334,932	253,853	-	334,932
Neuberger Berman AMT Short Duration Bond Portfolio Class I	007575301	5,956	10.55	62,832	62,720	-	62,832
Neuberger Berman AMT Sustainable Equity Portfolio Class I	641222609	7,817	26.08	203,872	203,496	4,773	208,645
SAST SA AB Growth Portfolio Class 1	86703T774	148,376	49.16	7,294,144	5,994,320	-	7,294,144
SAST SA Columbia Technology Portfolio Class 1	86703T675	38,045	7.45	283,432	202,275	-	283,432
SAST SA DFA Ultra Short Bond Portfolio Class 1	86703T402	51,319	10.62	545,003	542,974	-	545,003
SAST SA Dogs of Wall Street Portfolio Class 1	86703T782	36,870	13.95	514,342	452,437	-	514,342
SAST SA Federated Corporate Bond Portfolio Class 1	86703T501	28,484	13.43	382,537	372,384	-	382,537
SAST SA Fidelity Institutional AM® Real Estate Portfolio Class 1	86703T204	28,321	13.97	395,643	407,144	-	395,643
SAST SA Goldman Sachs Global Bond Portfolio Class 1	86703T600	29,446	11.19	329,496	331,027	-	329,496
SAST SA Invesco Growth Opportunities Portfolio Class 1	86703T659	16,617	8.60	142,904	144,460	-	142,904
SAST SA Janus Focused Growth Portfolio Class 1	86704C861	56,626	16.07	909,986	715,696	-	909,986
SAST SA JPMorgan Diversified Balanced Portfolio Class 1	86703T881	70,450	18.65	1,313,890	1,301,867	-	1,313,890
SAST SA JPMorgan Emerging Markets Portfolio Class 1	86703T303	60,970	7.98	486,538	491,458	-	486,538
SAST SA JPMorgan Equity-Income Portfolio Class 1	86703T824	83,564	35.29	2,948,975	2,412,778	-	2,948,975
SAST SA JPMorgan Global Equities Portfolio Class 1	86703T717	22,780	18.32	417,326	425,061	-	417,326
SAST SA JPMorgan MFS Core Bond Portfolio Class 1	86703T808	7,421	9.23	68,492	67,182	-	68,492
SAST SA JPMorgan Mid-Cap Growth Portfolio Class 1	86703T733	191,232	19.43	3,715,642	3,062,575	-	3,715,642
SAST SA Legg Mason BW Large Cap Value Portfolio Class 1	86703T790	124,964	20.39	2,548,016	2,667,192	-	2,548,016
SAST SA MFS Blue Chip Growth Portfolio Class 1	86703T667	4,773	13.09	62,480	45,363	-	62,480
SAST SA MFS Massachusetts Investors Trust Portfolio Class 1	86703T766	24,540	23.19	569,085	489,250	-	569,085
SAST SA MFS Total Return Portfolio Class 1	86703T873	41,241	18.88	778,621	714,591	-	778,621
SAST SA Morgan Stanley International Equities Portfolio Class 1	86703T691	49,019	9.91	485,774	468,357	-	485,774
SAST SA Oppenheimer Main Street Large Cap Portfolio Class 1	86703T816	28,793	21.88	629,982	459,978	-	629,982
SAST SA PineBridge High-Yield Bond Portfolio Class 1	86703T709	57,972	5.37	311,310	331,432	-	311,310
SAST SA Putnam International Growth and Income Portfolio Class 1	86703T105	50,035	9.68	484,337	478,570	-	484,337
SAST SA WellsCap Aggressive Growth Portfolio Class 1	86703T725	88,216	23.24	2,050,144	1,311,637	-	2,050,144
VanEck VIP Emerging Markets Fund Initial Class	921082608	11,434	14.42	164,877	144,624	-	164,877
VanEck VIP Global Hard Assets Fund Initial Class	921082301	6,464	17.35	112,156	160,646	-	112,156

The following table contains the funds merged in from AGL VUL.

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
AXA Premier VIP Charter Multi-Sector Bond Portfolio Class A	404992646	7,481	3.95	29,564	28,744	-	29,564
EQ Advisors Multimanager Aggressive Equity Portfolio Class 1A	404992471	10,621	71.22	756,454	446,941	-	756,454
EQ/Common Stock Index Portfolio Class 1A	404992505	67,362	37.45	2,522,526	1,385,742	-	2,522,526
EQ/International Equity Index Portfolio Class 1A	404992661	28,564	9.83	280,677	247,937	-	280,677
EQ/Moderate Allocation Portfolio Class A	404992497	38,702	14.28	552,500	536,214	-	552,500
EQ/Money Market Portfolio Class 1A	404992687	20,021	1.00	20,032	20,031	-	20,032
Fidelity VIP Contrafund Portfolio Initial Class	922175500	10,558	36.40	384,314	362,244	-	384,314
Fidelity VIP Growth Portfolio Initial Class	922174404	1,021	76.38	77,978	68,574	-	77,978

57

SEPARATE ACCOUNT VL-R

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
Fidelity VIP Index 500 Portfolio Initial Class	922175302	186	316.46	59,019	53,070	-	59,019
Fidelity VIP Investment Grade Bond Portfolio Initial Class	922175104	8,116	13.46	109,238	102,711	-	109,238
VALIC Company I Mid Cap Index Fund	91915R806	7,890	26.29	207,438	183,187	-	207,438
VALIC Company I Nasdaq-100 Index Fund	91915R871	4,737	16.64	78,821	65,986	-	78,821
VALIC Company I Science & Technology Fund	91915R749	2,158	29.65	63,990	64,003	-	63,990

The following table contains the funds merged in from AGL VUL-2.

						Due from
						(to)
						Company's
			Net Asset		Cost of	General
			Value per	Shares at	Shares	Account,
Sub-accounts	CUSIP	Shares	Share	Fair Value	Held	Net	Net Assets
Fidelity VIP Asset Manager Growth Portfolio Initial Class	922175401	342,738	18.99	6,508,602	5,544,550	-	6,508,602
Fidelity VIP Asset Manager Portfolio Initial Class	922175203	691,123	15.20	10,505,070	10,327,367	-	10,505,070
Fidelity VIP Contrafund Portfolio Initial Class	922175500	1,089,695	36.40	39,664,915	30,884,615	-	39,664,915
Fidelity VIP Equity-Income Portfolio Initial Class	922174305	1,329,037	23.51	31,245,658	27,172,722	-	31,245,658
Fidelity VIP Government Money Market Portfolio Initial Class	922174107	1,483,797	1.00	1,483,797	1,483,797	-	1,483,797
Fidelity VIP Growth Portfolio Initial Class	922174404	816,724	76.38	62,381,405	52,684,462	-	62,381,405
Fidelity VIP High Income Portfolio Initial Class	922174206	329,105	5.56	1,829,824	1,816,817	-	1,829,824
Fidelity VIP Index 500 Portfolio Initial Class	922175302	122,896	316.46	38,891,709	18,659,178	-	38,891,709
Fidelity VIP Investment Grade Bond Portfolio Initial Class	922175104	184,533	13.46	2,483,812	2,361,443	-	2,483,812
Fidelity VIP Overseas Portfolio Initial Class	922174503	310,019	22.65	7,021,926	5,371,760	-	7,021,926
MFS VIT Growth Series Initial Class	55273F100	287,198	57.84	16,611,523	9,780,317	-	16,611,523
MFS VIT II Core Equity Portfolio Initial Class	55274F364	310,341	24.02	7,454,384	7,176,686	-	7,454,384
MFS VIT Investors Trust Series Initial Class	55273F407	103,745	32.20	3,340,592	2,599,958	-	3,340,592
MFS VIT Research Series Initial Class	55273F308	194,673	28.65	5,577,393	4,777,226	-	5,577,393
MFS VIT Total Return Series Initial Class	55273F506	192,544	24.44	4,705,767	4,140,901	-	4,705,767
MFS VIT Utilities Series Initial Class	55273F605	242,108	34.03	8,238,943	6,811,663	-	8,238,943

The consolidation did not affect the rights, obligations, or terms of the policyholders. Additionally, the consolidation had no tax consequences on the policyholders, or the Separate Account.

58

American General Life

Insurance Company

Audited Statutory Financial Statements

At December 31, 2019 and 2018 and

for each of the three years ended December 31, 2019

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS TO AUDITED STATUTORY FINANCIAL STATEMENTS AND SUPPLEMENTAL INFORMATION

		Page
STATUTORY FINANCIAL STATEMENTS
Independent Auditor's Report		2
Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus at December 31, 2019 and 2018		4
Statutory Statements of Operations for the Years Ended December 31, 2019, 2018 and 2017		6
Statutory Statements of Changes in Capital and Surplus for the Years Ended December 31, 2019, 2018 and
	2017	7
Statutory Statements of Cash Flows for the Years Ended December 31, 2019, 2018 and 2017		8
NOTES TO STATUTORY FINANCIAL STATEMENTS
1.	Nature of Operations	9
2.	Summary of Significant Accounting Policies	10
3.	Investments	21
4.	Securities Lending and Repurchase Agreements	29
5.	Restricted Assets	32
6.	Subprime Mortgage Risk Exposure	33
7.	Derivatives	34

8.Information about Financial Instruments with Off-Balance Sheet Risk and

	Financial Instruments with Concentrations of Credit Risk	36
9.	Fair Value Measurements	37
10.	Aggregate Policy Reserves and Deposit Fund Liabilities	43
11.	Separate Accounts	45
12.	Reserves for Guaranteed Policy Benefits and Enhancements	48
13.	Participating Policy Contracts	48
14.	Premium and Annuity Considerations Deferred and Uncollected	49
15.	Reinsurance	49
16.	Federal Income Taxes	51
17.	Capital and Surplus	56
18.	Retirement Plans and Share-Based and Deferred Compensation Plans	57
19.	Debt	58
20.	Commitments and Contingencies	60
21.	Related Party Transactions	62
22.	Subsequent Events	67

23.Loan-Backed and Structured Security Impairments and Structured Notes

Holdings	68
SUPPLEMENTAL INFORMATION
Supplemental Schedule of Assets and Liabilities	73
Supplemental Investment Risks Interrogatories	75
Supplemental Summary Investment Schedule	81

1

Report of Independent Auditors

To the Board of Directors and Shareholder of

American General Life Insurance Company

We have audited the accompanying statutory financial statements of American General Life Insurance Company (the "Company"), an indirect, wholly-owned subsidiary of American International Group, Inc., which comprise the statutory statements of admitted assets, liabilities and capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Texas Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

2

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the Texas Department of Insurance described in Note 2.

Other Matter

Our audit was conducted for the purpose of forming an opinion on the statutory-basis financial statements taken as a whole. The Supplemental Schedule of Assets and Liabilities, Supplemental Investment Risks Interrogatories and Supplemental Summary Investment Schedule (collectively, the "supplemental schedules") of the Company as of December 31, 2019 and for the year then ended are presented to comply with the National

Association of Insurance Commissioners' Annual Statement Instructions and Accounting Practices and

Procedures Manual and for purposes of additional analysis and are not a required part of the statutory-basis financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the statutory-basis financial statements. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the statutory-basis financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the statutory-basis financial statements or to the statutory-basis financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the statutory-basis financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

April 22, 2020

3

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS

	December 31,
(in millions)	2019	2018
Admitted assets
Cash and investments
Bonds	$98,988	$94,693
Preferred stock	299	303
Common stock	669	312
Cash, cash equivalents and short-term investments	446	1,547
Mortgage loans	21,446	18,928
Real estate	184	197
Contract loans	1,264	1,307
Derivatives	625	1,635
Securities lending reinvested collateral assets	1,283	352
Derivative cash collateral	26	20
Other invested assets	4,934	4,364
Total cash and investments	130,164	123,658
Amounts recoverable from reinsurers	366	306
Amounts receivable under reinsurance contracts	789	372
Current federal income tax recoverable	68	266
Deferred tax asset	618	517
Due and accrued investment income	1,407	1,379
Premiums due, deferred and uncollected	156	142
Receivables from affiliates	180	363
Other assets	1,015	164
Separate account assets	57,530	49,618
Total admitted assets	$192,293	$176,785

See accompanying Notes to Statutory Financial Statements.

4

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS (CONTINUED)

	December 31,
(in millions, except per share data)	2019	2018
Liabilities
Policy reserves and contractual liabilities
Life and annuity reserves	$97,632	$91,355
Liabilities for deposit-type contracts	12,038	12,012
Accident and health reserves	766	788
Premiums received in advance	12	11
Policy and contract claims	540	573
Policyholder dividends	17	15
Total policy reserves and contractual liabilities	111,005	104,754
Payable to affiliates	267	372
Interest maintenance reserve	1,605	1,278
Derivatives	227	209
Payable for securities lending	1,452	447
Repurchase agreements	68	119
Collateral for derivatives program	356	835
Funds held under coinsurance	11,253	10,863
Accrued expenses and other liabilities	1,885	1,750
Net transfers from separate accounts due or accrued	(1,601)	(1,394)
Asset valuation reserve	1,957	1,583
Separate account liabilities	57,530	49,618
Total liabilities	186,004	170,434
Commitments and contingencies (see Note 20)
Capital and surplus
Common stock, $10 par value; 600,000 shares authorized, issued and outstanding	6	6
Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding	1	1
Gross paid-in and contributed surplus	3,510	3,510
Unassigned surplus	2,772	2,834
Total capital and surplus	6,289	6,351
Total liabilities and capital and surplus	$192,293	$176,785

See accompanying Notes to Statutory Financial Statements.

5

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF OPERATIONS

	Years Ended December 31,
(in millions)	2019	2018	2017
Revenues
Premiums and annuity considerations	$14,330	$(10,325)	$11,031
Net investment income	6,103	6,243	5,881
Amortization of interest maintenance reserve	123	141	128
Reserve adjustments on reinsurance ceded	(2,360)	17,732	(1,160)
Commissions and expense allowances	730	814	798
Separate account fees	1,297	1,167	1,216
Other income	429	437	472
Total revenues	20,652	16,209	18,366
Benefits and expenses
Death benefits	547	260	760
Annuity benefits	2,515	1,537	3,374
Surrender benefits	7,303	7,119	6,452
Other benefits	643	271	565
Change in reserves	6,086	3,792	742
Commissions	1,143	1,131	1,023
General insurance expenses	913	828	969
Net transfers (from) to separate accounts	(192)	(774)	1,306
Other expenses	694	638	592
Total benefits and expenses	19,652	14,802	15,783
Net gain from operations before dividends to policyholders and federal
income taxes	1,000	1,407	2,583
Dividends to policyholders	4	(13)	18
Net gain from operations after dividends to policyholders and before federal
income taxes	996	1,420	2,565
Federal income tax expense	760	513	1,025
Net gain from operations	236	907	1,540
Net realized capital losses, net of tax	(144)	(342)	(928)
Net income	$92	$565	$612

See accompanying Notes to Statutory Financial Statements.

6

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

		Gross Paid-
	Common &	In and
(in millions)	Preferred	Contributed	Unassigned	Total Capital
	Stock	Surplus	Surplus	and Surplus
Balance, January 1, 2017	$7	$3,688	$5,306	$9,001
Net income	-	-	612	612
Change in net unrealized capital gains (losses)	-	-	36	36
Change in net unrealized foreign exchange capital gains (losses)	-	-	271	271
Change in deferred tax	-	-	(1,286)	(1,286)
Change in non-admitted assets	-	-	1,001	1,001
Change in asset valuation reserve	-	-	19	19
Change in surplus from separate accounts	-	-	178	178
Other changes in surplus in separate accounts	-	-	(178)	(178)
Cumulative effect of changes in accounting principles	-	-	132	132
Capital Changes:
Return of capital	-	(178)	-	(178)
Dividends to parent recorded as return of capital	-	-	107	107
Dividends to stockholder	-	-	(1,722)	(1,722)
Prior period corrections (see Note 2)	-	-	(9)	(9)
Balance, December 31, 2017	$7	$3,510	$4,467	$7,984
Net income	-	-	565	565
Change in net unrealized capital gains (losses)	-	-	32	32
Change in net unrealized foreign exchange capital gains (losses)	-	-	(256)	(256)
Change in deferred tax	-	-	24	24
Change in non-admitted assets	-	-	(292)	(292)
Change in asset valuation reserve	-	-	(47)	(47)
Change in surplus from separate accounts	-	-	74	74
Other changes in surplus in separate accounts	-	-	(74)	(74)
Capital Changes:
Dividends to stockholder	-	-	(1,697)	(1,697)
Prior period corrections (see Note 2)	-	-	38	38
Balance, December 31, 2018	$7	$3,510	$2,834	$6,351
Net income	-	-	92	92
Change in net unrealized capital gains (losses)	-	-	743	743
Change in net unrealized foreign exchange capital gains (losses)	-	-	207	207
Change in deferred tax	-	-	901	901
Change in non-admitted assets	-	-	(510)	(510)
Change in liability for reinsurance in unauthorized and certified companies	-	-	(1)	(1)
Change in reserve on account of change in valuation basis	-	-	22	22
Change in asset valuation reserve	-	-	(374)	(374)
Change in surplus from separate accounts	-	-	162	162
Other changes in surplus in separate accounts	-	-	(162)	(162)
Cumulative effect of changes in accounting principles	-	-	(318)	(318)
Change in surplus as a result of reinsurance	-	-	(12)	(12)
Dividends to stockholder	-	-	(890)	(890)
Prior period corrections (see Note 2)	-	-	(206)	(206)
Other changes	-	-	284	284
Balance, December 31, 2019	$7	$3,510	$2,772	$6,289

See accompanying Notes to Statutory Financial Statements.

7

AMERICAN GENERAL LIFE INSURANCE COMPANY

STATUTORY STATEMENTS OF CASH FLOWS

	Years Ended December 31,
(in millions)	2019	2018	2017
Cash from operations	$14,286
Premium and annuity considerations, collected, net of reinsurance		$11,771	$10,601
Net investment income collected	5,563	5,468	5,143
Other income	(65)	(1,848)	1,148
Total revenue received	19,784	15,391	16,892
Benefits paid	11,381	9,107	11,051
Net transfers to (from) separate accounts	17	(971)	1,450
Commissions and expenses paid	3,278	2,907	2,959
Dividends paid to policyholders	2	(10)	19
Federal income taxes paid	681	540	902
Total benefits and expenses paid	15,359	11,573	16,381
Net cash provided by operations	4,425	3,818	511
Cash from investments
Proceeds from investments sold, matured or repaid:
Bonds	20,870	18,960	23,013
Stocks	148	10	25
Mortgage loans	2,040	1,594	1,727
Real estate	38	36	32
Other invested assets	2,245	882	1,630
Derivatives	2,005	-	-
Securities lending reinvested collateral assets	-	2,066	-
Miscellaneous proceeds	100	1,235	1,281
Total proceeds from investments sold, matured or repaid	27,446	24,783	27,708
Cost of investments acquired:
Bonds	24,100	19,254	21,006
Stocks	489	325	64
Mortgage loans	4,459	4,157	4,136
Real estate	35	36	92
Other invested assets	2,500	1,343	1,714
Securities lending reinvested collateral assets	931	-	279
Miscellaneous purchases	9	1,309	341
Total cost of investments acquired	32,523	26,424	27,632
Net adjustment in contract loans	(40)	(33)	(29)
Net cash (used in) provided by investing activities	(5,037)	(1,608)	105
Cash from financing and miscellaneous sources
Cash provided (applied):
Return of capital	-	-	(178)
Net (withdrawals from) deposits on deposit-type contracts	(393)	1,983	173
Dividends to Parent	(890)	(1,697)	(1,240)
Change in securities lending	1,005	(2,013)	314
Other, net	(211)	945	245
Net cash used in financing and miscellaneous activities	(489)	(782)	(686)
Net increase (decrease) in cash, cash equivalents and short-term investments	(1,101)	1,428	(70)
Cash, cash equivalents and short-term investments at beginning of year	1,547	119	189
Cash, cash equivalents and short-term investments at end of year	$446	$1,547	$119

Non-cash activities, excluded from above:
Non-cash transfer from other invested assets to common stocks	$57	$-	$-
Non-cash transfer from common stocks to bonds	22	-	-
Non-cash transfer from other invested assets to mortgage loans	5	787	1,468
Non-cash AIG Global Real Estate transactions	-	644	-
Non-cash Fortitude Re settlement	-	230	-
Non-cash Investment Real Estate sale	-	128	-
Non-cash tax payment	-	-	671
Non-cash dividends reclass	-	-	482

See accompanying Notes to Statutory Financial Statements.

8

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

American General Life Insurance Company (AGL or the Company), including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). AIG Parent is a holding company, which through its subsidiaries provides a wide range of property casualty insurance, life insurance, retirement products and other financial services to commercial and individual customers in more than 80 countries and jurisdictions. The term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

The Company is a stock life insurance company domiciled and licensed under the laws of the State of Texas and is subject to regulation by the Texas Department of Insurance (TDI). The Company is also subject to regulation by the states in which it is authorized to transact business. The Company is licensed in 49 states and the District of Columbia.

The Company is a leading provider in the United States of individual term and universal life insurance solutions to middle-income and high-net-worth customers, as well as a leading provider in the United States of fixed and variable annuities. AGL's primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, private placement variable universal life, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts, funding agreements, stable value wrap products and group benefits. The Company distributes its products through a broad multi-channel distribution network, which includes independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants and direct-to-consumer through AIG Direct Insurance Services, Inc. (AIG Direct).

SunAmerica Asset Management LLC (SAAMCo), together with its wholly owned distributor, AIG Capital Services, Inc., and its wholly owned servicing agent, SunAmerica Fund Services, Inc., represent the Company's asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds, and variable subaccounts offered within the variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

In February 2018, the Company and its U.S. life insurance company affiliates, Variable Annuity Life Insurance Company (VALIC) and The United States Life Insurance Company in the City of New York (USL), each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of business (including structured settlements and single premium immediate annuities). Please refer to Note 15 – Reinsurance for further details relating to this agreement.

The operations of the Company are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of the Company's insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. The Company is exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. The Company controls its exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of its assets and liabilities, monitoring and limiting prepayments and extension risk in its portfolio, maintaining a large percentage of the Company's portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk.

The Company is also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect the Company's exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from accounting principles generally accepted in the United States of America (U.S. GAAP), as described herein.

The TDI recognizes only statutory accounting practices (SAP) prescribed or permitted by the State of Texas for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Texas Insurance Law. The National Association of Insurance Commissioners' (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Texas.

The state has adopted certain prescribed accounting practices that differ from those found in the NAIC SAP. In 1984, the Company increased the value of its home office real estate properties to reflect the then current market value in accordance with prescribed guidance.

Effective December 31, 2015 and subsequent reporting periods through September 30, 2019, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to use the criteria established in Actuarial Guideline 43, instead of the criteria established in Statement of Statutory Accounting Principles ("SSAP") No. 86, "Accounting for Derivative Instruments and Hedging, Income Generation, and Replication (Synthetic Asset) Transactions" to determine if a hedge was effective for certain interest rate swaps that were used to hedge guaranteed minimum withdrawal benefits. Thus, specific interest rate swaps that AGL determined were effective hedges were reported at amortized cost, pursuant to the accounting guidance set forth in SSAP 86.

Effective December 31, 2017, AGL received approval from the TDI expanding the aforementioned permitted practice to also include swaptions in its 2017 Annual Statement and subsequent reporting periods through September 30, 2019. Upon adoption, the effect of the original and expanded permitted practices were respectively reported as changes in accounting principle, consistent with SSAP No. 3, "Accounting Changes and Corrections of Errors".

Upon expiration of the above permitted practices for swaps and swaptions subsequent to September 30, 2019, AGL applied the guidance in SSAP 86 and recognized this change in accounting principle as of the beginning of the year (i.e., January 1, 2019), as required by SSAP 3, which decreased AGL's surplus by approximately $318 million at January 1, 2019. Subsequent to January 1, 2019, application of guidance in SSAP 86 to AGL's hedging instruments (swaps and swaptions) increased AGL's surplus by approximately $0.9 billion, primarily due to the recognition of unrealized gains. AGL intends to begin prospectively accounting for the subject interest rate derivatives that hedge interest rate risk related to guaranteed minimum withdrawal benefits under SSAP 108 guidance effective January 1, 2020. The adoption of SSAP 108 will coincide with the implementation of the related reserve guidance in the NAIC Valuation Manual (VM) subsection 21 (VM 21), Requirements for Principle-Based Reserves for Variable Annuities.

In addition, AGL received a new permitted practice with respect to an excess of loss reinsurance agreement (the "XoL Agreement") for the reporting period ending December 31, 2019 as follows:

Effective December 31, 2019 and subsequent reporting periods through September 30, 2020, AGL received approval from the TDI to apply a permitted practice in its financial statements allowing AGL to recognize an admitted asset related to the notional value of coverage defined in the XoL Agreement. This asset is reported in Other assets in the balance sheet. The XoL Agreement has a 20 year term and provides coverage to AGL for aggregate claims incurred during the agreement term associated with guaranteed minimum withdrawal benefits on certain fixed index annuities exceeding an attachment point defined in the XoL agreement. The permitted practice allows AGL to manage its reserves in a manner more in line with anticipated principle-based reserving requirements under development for fixed index annuities. As a condition for approving the permitted practice, the TDI imposed certain conditions relating to the permitted practice.

The Insurance Commissioner of the State of Texas has the right to permit other specific practices that deviate from prescribed practices.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a reconciliation of the Company's net income and capital and surplus between NAIC SAP basis and the basis including practices prescribed or permitted by the State of Texas:

		December 31,
(in millions)	SSAP#	2019	2018	2017
NET INCOME
State basis		$92	$565	$612
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges - NII	86	-	47	6
Effective interest rate hedges - RG(L)		-	12	(6)
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R	-	-	-
Net income, NAIC SAP		$92	$624	$612
SURPLUS
State basis		$6,289	$6,351	$7,984
State permitted practices that increase (decrease) NAIC SAP:
Effective interest rate hedges	86	-	(403)	(430)
XoL reinsurance agreement	4	(284)	-	-
State prescribed practices that increase (decrease) NAIC SAP:
Depreciation of home office property	40R	(24)	(24)	(24)
Statutory capital and surplus, NAIC SAP		$5,981	$5,924	$7,530

In the event AGL had not employed any or all of these permitted and prescribed practices, AGL's risk-based capital (RBC) would not have triggered a regulatory event.

Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of financial statements in conformity with accounting practices prescribed or permitted by the TDI requires management to make estimates and assumptions that affect the reported amounts in the statutory financial statements and the accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the statutory financial statements and the reported amounts of revenue and expense during the period. The areas of significant judgments and estimates include the following:

•application of other-than-temporary impairments (OTTI);

•estimates with respect to income taxes, including recoverability of deferred tax assets (DTA);

•fair value measurements of certain financial assets; and

•policy reserves for life, annuity and accident and health insurance contracts, including guarantees.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, the Company's Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, Statutory Statements of Operations and Statutory Statements of Cash Flows could be materially affected.

Significant Accounting Policies

Bonds not backed by other loans are carried at amortized cost except for those with a NAIC designation of "6" or "6*". Bonds with a NAIC 6 designation are carried at the lower of amortized cost or fair value, with unrealized losses charged directly to unassigned surplus. Bonds that have not been filed and have not received a designation in over one year from the NAIC's Investment Analysis Office (IAO) receive a "6*" designation and are carried at zero, with the unrealized loss charged directly to unassigned surplus. Bonds filed with the IAO which receive a "6*" designation may carry a value greater than zero. Securities are assigned a NAIC 5* designation if the Company certifies that (1) the documentation necessary to permit a full credit analysis does not exist, (2) the issuer or obligor is current on all contracted interest and principal payments and (3) the Company has an actual expectation of ultimate repayment of all

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

contracted interest and principal. Securities with NAIC 5* designations are deemed to possess the credit characteristics of securities assigned a NAIC 5 designation. The discount or premium on bonds is amortized using the effective yield method.

Loan-backed and structured securities (LBaSS) include residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), asset-backed securities (ABS), pass-thru securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer. LBaSS are carried on a basis consistent with that of bonds not backed by loans. Income recognition for LBaSS is determined using the effective yield method and estimated cash flows. Prepayment assumptions for single-class and multi-class mortgage-backed securities (MBS) and ABS were obtained from an outside vendor or internal estimates. The Company uses independent pricing services and broker quotes in determining the fair value of its LBaSS. The Company uses the retrospective adjustment method to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

RBC charges for LBaSS are based on the final NAIC designations, which are determined with a multi-step approach. The initial designation is used to determine the carrying value of the security. The final NAIC designation is used for reporting and affects RBC. The final NAIC designation is determined in one of three ways. The final NAIC designation for most RMBS and CMBS is determined by financial modeling conducted by BlackRock. RMBS and CMBS that are not financially modeled, primarily due to a lack of publicly available information and most remaining LBaSS are subject to a modified designation based on an NAIC matrix and the Company's statement value for the security. For credit tenant loans, equipment trust certificates, any corporate-like securities rated by the NAIC's IAO, interest only securities, and those securities with an original NAIC designation of 5, 5*, 6 or 6*, the final NAIC designation is based on the IAO or Credit Rating Provider rating and is not subject to a modified designation or financial modeling.

Short sale is the sale of a security which is not owned by the Company at the time of sale. Short sales are normally settled by the delivery of a security borrowed by or on behalf of seller. A short sale as defined in Statement of Statutory Accounting Principle (SSAP) No. 103 "Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" is reported as a contra-asset (negative asset) initially reported at fair value, with changes in fair value recognized as unrealized gains and losses.

Preferred stocks with NAIC designations of "1" through "3" are carried at amortized cost. All other preferred stocks are stated at the lower of cost, amortized cost or fair value, with unrealized capital losses charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary.

Unaffiliated common stocks are carried at fair value, with unrealized capital gains and losses credited or charged directly to unassigned surplus. Provisions made for impairment are recorded as realized capital losses when declines in fair value are determined to be other than temporary. For Federal Home Loan Bank (FHLB) capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

The Company has no investments in insurance subsidiary, controlled, and affiliated (SCA) entities. Investments in non- insurance SCA entities are recorded based on the equity of the investee per audited financial statements prepared pursuant to U.S. GAAP, which is adjusted to a statutory basis of accounting, if applicable. All investments in non- insurance SCA entities for which either audited U.S. GAAP financial statements or audited foreign GAAP basis financial statements that include a footnote reconciling net income and equity on a foreign GAAP basis to U.S. GAAP are not available, are non-admitted as assets. Undistributed equity in earnings of affiliates is included in unassigned surplus as a component of unrealized capital gains or losses. Dividends received from such affiliates are recorded as investment income when declared.

Mortgage and mezzanine real estate loans are carried at unpaid principal balances less allowances for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on performing loans is accrued as earned.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance is established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Real estate consists of properties occupied by the Company, properties held for the production of income and properties held for sale. Properties occupied by the Company and held for the production of income are carried at depreciated cost, less encumbrances, unless events or circumstances indicate the carrying amount of the asset (amount prior to reduction for encumbrances) may not be recoverable. Properties held for sale are carried at the lower of its depreciated cost or fair value less estimated costs to sell the property and net of encumbrances. Real estate obtained through foreclosure, in satisfaction of a loan, is recorded at the time of foreclosure at the lower of fair value as determined by acceptable appraisal methodologies, or the carrying amount of the related loan. Land is reported at cost.

Cash, cash equivalents and short-term investments include cash on hand and amounts due from banks and highly liquid debt instruments that have original maturities within one year of date of purchase and are carried at amortized cost. Short-term investments include interest-bearing money market funds, investment pools and other investments with original maturities within one year from the date of purchase.

Contract loans are carried at unpaid balances, which include unpaid principal plus accrued interest, including 90 days or more past due. All loan amounts in excess of the contract cash surrender value are considered non-admitted assets.

Derivative instruments used in hedging transactions that meet the criteria of a highly effective hedge are reported in a manner consistent with the hedged asset or liability (hedge accounting). Changes in statement value or cash flow of derivatives that qualify for hedge accounting are recorded consistent with the changes in the statement value or cash flow of the hedged asset or liability. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge (ineffective hedges) are accounted for at fair value and the changes in fair value are recorded as unrealized gains or losses.

Hedge accounting was not used for any derivative instruments in 2019.

Other invested assets principally consist of investments in limited partnerships and limited liability companies. Investments in these assets, except for joint ventures, partnerships and limited liability companies with a minor ownership interest, are reported using the equity method. Under SAP, such investments are generally reported based on audited U.S. GAAP equity of the investee, with subsequent adjustment to a statutory basis of accounting, if applicable.

Joint ventures, partnerships and limited liability companies in which the Company has a minor ownership interest (i.e., less than 10 percent) or lacks control, are generally recorded based on the underlying audited U.S. GAAP equity of the investee, with some prescribed exceptions. SAP allows the use of (a) the U.S. GAAP equity as set forth in the footnote reconciliation of foreign GAAP equity and income to U.S. GAAP within audited foreign GAAP financial statements or (b) the International Financial Reporting Standards (IFRS) basis equity in audited IFRS financial statements as an acceptable basis for the valuation of minor/non-controlled investments. The audited U.S. tax basis equity may also be used in certain circumstances.

All other investments in entities for which audited U.S. GAAP financial statements, or another acceptable audited basis of accounting as described above were not available have been non-admitted as assets. Undistributed accumulated earnings of such entities are included in unassigned surplus as a component of unrealized capital gains or losses. Distributions received that are not in excess of the undistributed accumulated earnings are recognized as investment income. Impairments that are determined to be other than temporary are recognized as realized capital losses.

Securities lending and repurchase agreements: The Company has a securities lending program, which was approved by its Board of Directors and lends securities from its investment portfolio to supplement liquidity or for other uses as deemed appropriate by management. Under the program, securities are lent to financial institutions, and in return the Company receives cash as collateral equal to 102 percent of the fair value of the loaned securities. The cash

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

collateral received is invested in short-term investments that may be sold or repledged or partially used for short-term liquidity purposes based on conservative cash flow forecasts. Securities lent by the Company under these transactions may be sold or repledged by the counterparties. The liability for cash collateral received is reported in payable for securities lending in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus. The Company monitors the fair value of securities loaned and obtains additional collateral as necessary. At the termination of the transactions, the Company and its counterparties are obligated to return the collateral provided and the securities lent, respectively. These transactions are treated as secured financing arrangements.

In addition, the Company is a party to secured financing transactions involving securities sold under agreements to repurchase (repurchase agreements), in which the Company transfers securities in exchange for cash, with an agreement by the Company to repurchase the same or substantially similar securities on agreed upon dates specified in the agreements.

Investment income due and accrued is non-admitted from investment income for bonds and other invested assets when collection of interest is overdue by more than 90 days, or is uncertain, and for mortgage loans when loans are foreclosed, or delinquent in payment for greater than 90 days, or when collection of interest is uncertain.

Net realized capital gains and losses, which are determined by using the specific identification method, are reflected in income net of applicable federal income taxes and transfers to the interest maintenance reserve.

The Company regularly evaluates its investments for other-than-temporary impairment (OTTI) in value. The determination that a security has incurred an OTTI in value and the amount of any loss recognition requires the judgment of the Company's management and a continual review of its investments.

For bonds, other than LBaSS, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the contractual terms in effect at the acquisition date of the debt security. If it is determined an OTTI has occurred, the cost basis of bonds are written down to fair value and the amount of the write- down is recognized as a realized capital loss.

For LBaSS, a non-interest related OTTI resulting from a decline in value due to fundamental credit problems of the issuer is recognized when the projected discounted cash flows for a particular security are less than its amortized cost. When a non-interest related OTTI occurs, the LBaSS is written down to the present value of future cash flows expected to be collected. An OTTI is also deemed to have occurred if the Company intends to sell the LBaSS or does not have the intent and ability to retain the LBaSS until recovery. If the decline is interest-related, the LBaSS is written down to fair value.

In periods subsequent to the recognition of an OTTI loss, the Company generally accretes the difference between the new cost basis and the future cash flows expected to be collected, if applicable, as interest income over the remaining life of the security based on the amount and timing of estimated future cash flows.

Non-admitted assets are excluded from admitted assets and the change in the aggregate amount of such assets is reflected as a separate component of unassigned surplus. Non-admitted assets include all assets specifically designated as non-admitted and assets not designated as admitted, such as a negative IMR, a certain portion of DTAs, prepaid expenses, electronic data processing (EDP) equipment assets, agents' balances or other receivables over 90 days. Non-admitted assets were $3.4 billion and $2.9 billion at December 31, 2019 and 2018, respectively.

Interest maintenance reserve (IMR) is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related investment gains and losses resulting from sales (net of taxes) and interest- related OTTI (net of taxes). An OTTI occurs when the Company, at the reporting date, has the intent to sell an investment or does not have the intent and ability to hold the security before recovery of the cost of the investment. For LBaSS, if the Company recognizes an interest-related OTTI, the non-interest-related OTTI is recorded to the asset valuation reserve, and the interest-related portion to IMR. Such gains and losses are deferred into the IMR and amortized into income using the grouped method over the remaining contractual lives of the securities sold.

Asset valuation reserve (AVR) is used to stabilize surplus from fluctuations in the market value of bonds, stocks, mortgage loans, real estate, limited partnerships and other investments. Changes in the AVR are recorded as direct increases or decreases in surplus.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Separate account assets and liabilities generally represent funds for which the contract holder, rather than the Company, bears the investment risk. Separate account contract holders have no claim against the assets of the general account of the Company, except for certain guaranteed products. Separate account assets are generally reported at fair value. In addition, certain products with fixed guarantees and market-value-adjusted (MVA) fixed annuity contracts in which the assets are generally carried at amortized cost are required by certain states to be carried in a separate account. The operations of the separate accounts are excluded from the Statutory Statements of Operations and Statutory Statements of Cash Flows of the Company. The Company receives fees for assuming mortality and certain expense risks. Such fees are included in separate account fees in the Statutory Statements of Operations. Reserves for variable annuity contracts are provided in accordance with the Variable Annuity Commissioners' Annuity Reserve Valuation Method (VACARVM) under Actuarial Guideline 43 (AG 43). Reserves for variable universal life accounts are provided in accordance with the Commissioners' Reserve Valuation Method (CRVM).

Policy reserves are established according to different methods.

Life, annuity, and health reserves are developed by actuarial methods and are determined based on published tables using specified interest rates, mortality or morbidity assumptions, and valuation methods prescribed or permitted by statutes that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the TDI.

The Company waives the deduction of deferred fractional premiums on the death of the life and annuity policy insured and returns any premium beyond the date of death. The Company reported additional reserves for surrender values in excess of the corresponding policy reserves.

The Company performs annual cash flow testing in accordance with the Actuarial Opinion and Memorandum Regulation to ensure adequacy of the reserves. Additional reserves are established where the results of cash flow testing under various interest rate scenarios indicate the need for such reserves or where the net premiums exceed the gross premiums on any insurance in force. Total cash flow testing reserves were $233.9 million at December 31, 2019.

A majority of the Company's variable annuity products are issued with a guaranteed minimum death benefit (GMDB) which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a GMDB that varies by product. Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; or the greatest contract value, adjusted for withdrawals, at the specified contract anniversaries; or the principal invested, adjusted for withdrawals, accumulated at the specified rate per annum. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contract holder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Death benefits on GMDB policies generally reduce on a proportional basis or on a dollar-for-dollar basis when a partial withdrawal occurs.

Reserves for GMDB benefits are included in the VACARVM reserve. AG 43 requires the Company to perform a stochastic valuation analysis of the total reserves held for all variable annuity contracts with GMDB. These reserves are derived by using the 70 percent Conditional Tail Expectation of the modeled reserves and are based on prudent estimate assumptions. In addition, a deterministic valuation is also performed using assumptions prescribed in AG 43. The greater of these two reserve balances is the AG 43 reserve. However, the Company is currently holding reserves at the C3 Phase II Total Asset Requirement level, which is higher than the AG 43 amount.

Life policies underwritten as substandard are charged extra premiums. Reserves are computed for a substandard policy by adding the reserve for an otherwise identical non-substandard policy plus a factor times the extra premium charge for the year. The factor varies by duration, type of plan, and underwriting. In addition, an extra mortality reserve is reported for ordinary life insurance policies classified as group conversions. Substandard structured settlement annuity reserves are determined by making a constant addition to the mortality rate of the applicable valuation mortality table so that the life expectancy on the adjusted table is equal to the life expectancy determined by the Company's underwriters at issue.

15

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company had $97.7 billion of insurance in-force and $1.7 billion of reserves as of December 31, 2019, and $66.3 billion of insurance in-force and $1.5 billion of reserves as of December 31, 2018, for which the gross premiums are less than the net premiums according to the standard of valuation set by the TDI.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula, except for universal life insurance and deferred annuity reserves, which include fund accumulations for which tabular interest has been determined from basic data. For the determination of tabular interest on funds not involving life contingencies, the actual credited interest is used.

Liabilities for deposit-type contracts, which include supplementary contracts without life contingencies and annuities certain, are based on the discounting of future payments at an annual statutory effective rate. Tabular interest on other funds not involving life contingencies is based on the interest rate at which the liability accrues.

Policy and contract claims represent the ultimate net cost of all reported and unreported claims incurred during the year. Reserves for unpaid claims are estimated using individual case-basis valuations and statistical analyses. Those estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary, as experience develops or new information becomes known; such adjustments are included in current operations.

Reserves for future policy benefits to be paid on life and accident and health policies, incurred in the statement period, but not yet reported, were established using historical data from claim lag experience. The data is aggregated from product specific studies performed on the Company's business.

Premiums and annuity considerations and related expenses are recognized over different periods. Life premiums are recognized as income over the premium paying periods of the related policies. Annuity considerations are recognized as revenue when received. Premiums for deposit-type products are credited directly to the respective reserves and are not recorded in the Statutory Statement of Operations. Health premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Acquisition costs such as commissions and other expenses related to the production of new business are charged to the Statutory Statements of Operations as incurred.

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Annuity and deposit-type contract surrender benefits are reported on a cash basis, and include annuity benefits, payments under supplementary contracts with life contingencies, surrenders and withdrawals. Withdrawals from deposit-type contracts directly reduce the liability for deposit-type contracts and are not reported in the Statutory Statements of Operations.

General insurance expenses include allocated expenses pursuant to a cost allocation agreement. The Company purchases administrative, accounting, marketing and data processing services from AIG Parent or its subsidiaries and is charged based on estimated levels of usage, transactions or time incurred in providing the respective services. The allocation of costs for investment management services purchased from AIG Parent or its subsidiaries is based on the level of assets under management.

Federal income tax expense (benefit) is recognized and computed on a separate company basis pursuant to a tax sharing agreement with AIG Parent, because the Company is included in the consolidated federal income tax return of its ultimate parent, AIG Parent. To the extent that benefits for net operating losses, foreign tax credits or net capital losses are utilized on a consolidated basis, the Company would recognize tax benefits based upon the amount of those deductions and credits utilized in the consolidated federal income tax return. The federal income tax expense or benefit reflected in the Statutory Statements of Operations represents income taxes provided on income that is currently taxable, but excludes tax on the net realized capital gains or losses.

Income taxes on capital gains or losses reflect differences in the recognition of capital gains or losses on a statutory accounting basis versus a tax accounting basis. The most significant of such differences involve impairments of investments, which are recorded as realized losses in the Statutory Statements of Operations but are not recognized for tax purposes, and the deferral of net capital gains and losses into the IMR for statutory income but not for taxable

16

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

income. Capital gains and losses on certain related-party transactions are recognized for statutory financial reporting purposes but are deferred for income tax reporting purposes until the security is sold to an outside party.

A deferred tax asset (DTA) or deferred tax liability (DTL) is included in the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus, which reflects the expected future tax consequences of temporary differences between the statement values of assets and liabilities for statutory financial reporting purposes and the amounts used for income tax reporting purposes. The change in the net DTA or DTL is reflected in a separate component of unassigned surplus. Net DTA are limited in their admissibility.

Accounting Changes

Effective January 1, 2019, the Company changed the Actuarial Guideline XXXV Type 2 computational method from Commissioners Annuity Reserve Valuation Method with Updated Market Values (CARVM-UMV) to Market Value Reserve Method (MVRM) using Black-Scholes Projection Method as approved by the domiciliary commissioner. The change in the reserving methodology increased unassigned surplus by $22 million.

There were no new accounting standards that were effective during the periods covered by this statement that had a material impact on the operations of the Company.

Correction of Errors

SAP requires that corrections of errors related to prior periods be reported as adjustments to unassigned surplus to the extent that they are not material to prior periods.

In 2019, five out-of-period errors were identified and corrected, which decreased unassigned surplus by $206 million. The most significant of these was an increase in indexed annuity reserves due to an incorrect application of incident rates.

In 2018, six out-of-period errors were identified and corrected, which increased unassigned surplus by $38 million. The most significant of these were in universal life business reflecting a reduction in reserves and adjustments to reinsurance premiums, partially offset by an increase in annuity reserves.

In 2017, certain prior year errors were identified and corrected, which increased reserves and decreased unassigned surplus by $9 million. The most significant of these was an increase in universal life reserves and a decrease in deferred annuity reserves from the correction of the cash values in the policy administration system.

Differences in Statutory Accounting and U.S. GAAP Accounting

The accompanying statutory financial statements have been prepared in accordance with accounting practices prescribed or permitted by the TDI. These accounting practices vary in certain respects from U.S. GAAP. The primary differences between NAIC SAP and U.S. GAAP are as follows.

The objectives of U.S. GAAP differ from the objectives of SAP. U.S. GAAP is designed to measure the entity as a going concern and to produce general purpose financial statements to meet the varying needs of the different users of financial statements. SAP is designed to address the accounting requirements of regulators, who are the primary users of statutory-basis financial statements and whose primary objective is to measure solvency. As a result, U.S. GAAP stresses measurement of earnings and financial condition of a business from period to period, while SAP stresses measurement of the ability of the insurer to pay claims in the future.

Investments. Under SAP, investments in bonds and preferred stocks are generally reported at amortized cost. However, if bonds are designated category "6" and preferred stocks are designated categories "4 – 6" by the NAIC, these investments are reported at the lesser of amortized cost or fair value with a credit or charge to unrealized investment gains or losses. For U.S. GAAP, such fixed-maturity investments are designated at purchase as held-to- maturity, trading, or available-for-sale. Held-to-maturity fixed-maturity investments are reported at amortized cost, and

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the remaining fixed-maturity investments are reported at fair value, with unrealized capital gains and losses reported in operations for those designated as trading and as a component of other comprehensive income for those designated as available-for-sale.

Under SAP, all single- and multi-class MBS or other ABS (e.g., Collateralized Mortgage Obligations (CMO) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium with respect to such securities using either the retrospective or prospective method. For LBaSS subsequent to July 1, 2009, if it is determined that a decline in fair value is other than temporary the cost basis of the security is written down to the discounted estimated future cash flows. Bonds, other than LBaSS, that are other-than-temporarily impaired are written down to fair value. For U.S. GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, MBS and ABS securities), other than high credit quality securities, would be adjusted using the prospective method when there is a change in estimated future cash flows. If high-credit quality securities must be adjusted, the retrospective method would be used. For all bonds, if it is determined that a decline in fair value is other-than-temporary, the cost basis of the security would be written down to the discounted estimated future cash flows, while the non-credit portion of the impairment would be recorded as an unrealized loss in other comprehensive income.

Under SAP, when it is probable that the insurer will be unable to collect all amounts due according to the contractual terms of the mortgage agreement, valuation allowances are established for temporarily-impaired mortgage loans based on the difference between the unpaid loan balance and the estimated fair value of the underlying real estate, less estimated costs to obtain and sell. The initial valuation allowance and subsequent changes in the allowance for mortgage loans are charged or credited directly to unassigned surplus rather than as a component of earnings as would be required under U.S. GAAP. If the impairment is other-than-temporary, a direct write down is recognized as a realized loss, and a new cost basis is established. Under U.S. GAAP, valuation allowances would be established when the insurer determines it is probable that it will be unable to collect principal and interest due according to the contractual terms of the loan agreement. Such U.S. GAAP allowances would be based on the difference between the unpaid loan balance and the present value of expected future cash flows discounted at the loan's original effective interest rate or, if foreclosure is probable, on the estimated fair value of the underlying real estate.

Under SAP, joint ventures, partnerships and limited liability companies in which the insurer has a minor ownership interest (i.e., less than 10 percent) or lacks control are generally recorded based on the underlying audited U.S. GAAP basis equity of the investee. Under U.S. GAAP, joint ventures, partnerships and limited liability companies in which the insurer has a significant ownership interest or is deemed to have control are accounted for under the equity method, where that is not the case, such investments are carried at fair value with changes in fair value recognized in earnings in 2018 for equity securities previously designated as available-for-sale and through net income for equity securities measured at fair value at the Company's election. Prior to 2018, equity securities designated as available-for-sale were carried at fair value with changes in fair value recorded through other comprehensive income.

Real Estate. Under SAP, investments in real estate are reported net of related obligations; under U.S. GAAP, investments in real estate are reported on a gross basis. Under SAP, real estate owned and occupied by the insurer is included in investments; under U.S. GAAP, real estate owned and occupied by the insurer is reported as an operating asset, and operating income and expenses include rent for the insurer's occupancy of those properties.

Derivatives. Under SAP, derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with the changes in fair value recorded as unrealized capital gains or losses. Under U.S. GAAP, such derivative instruments are accounted for at fair value with the changes in fair value recorded as realized capital gains or losses. Under U.S. GAAP, fair value measurement for free standing derivatives incorporate either counterparty's credit risk for derivative assets or the insurer's credit risk for derivative liabilities by determining the explicit cost to protect against credit exposure. This credit exposure evaluation takes into consideration observable credit default swap rates. Under SAP, non-performance risk (own credit-risk) is not reflected in the fair value calculations for derivative liabilities. Under U.S. GAAP, index life insurance features in certain variable universal life contracts and certain guaranteed features of variable annuities are bifurcated and accounted for separately as embedded policy derivatives. Under SAP, embedded derivatives are not bifurcated or accounted for separately from the host contract.

Interest Maintenance Reserve. Under SAP, the insurer is required to maintain an IMR. IMR is calculated based on methods prescribed by the NAIC and was established to prevent large fluctuations in interest-related capital gains and

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losses realized through sales or OTTI. IMR applies to all types of fixed maturity investments, including bonds, preferred stocks, MBS, ABS and mortgage loans. After-tax capital gains or losses realized upon the sale or impairment of such investments resulting from changes in the overall level of interest rates are excluded from current period net income and transferred to the IMR. The transferred after-tax net realized capital gains or losses are then amortized into income over the remaining period to maturity of the divested asset. Realized capital gains and losses are reported net of tax and transfers to the IMR, after net gain from operations. Any negative IMR balance is treated as non-admitted asset. This reserve is not required under U.S. GAAP and pre-tax realized capital gains and losses are reported as component of total revenues, with related taxes included in taxes from operations.

Asset Valuation Reserve. Under SAP, the insurer is required to maintain an AVR, which is computed in accordance with a prescribed formula and represents a provision for possible fluctuations in the value of bonds, equity securities, mortgage loans, real estate, and other invested assets. The level of AVR is based on both the type of investment and its credit rating. Under SAP, AVR is included in total adjusted capital for RBC analysis purposes. Changes to AVR are charged or credited directly to unassigned surplus. This reserve is not required under U.S. GAAP.

Subsidiaries. Under SAP, investments in insurance subsidiaries are recorded based upon the underlying audited statutory equity of a subsidiary with all undistributed earnings or losses shown as an unrealized capital gain or loss in unassigned surplus. Dividends received by the parent company from its subsidiaries are recorded through net investment income. Under U.S. GAAP, subsidiaries' financial statements are combined with the parent company's financial statements through consolidation. All intercompany balances and transactions are eliminated under U.S. GAAP. Dividends received by the parent company from its subsidiaries reduce the parent company's investment in the subsidiaries.

Policy Acquisition Costs and Sales Inducements. Under SAP, policy acquisition costs are expensed when incurred. Under U.S. GAAP, acquisition costs that are incremental and directly related to the successful acquisition of new and renewal of existing insurance and investment-type contracts, are deferred and amortized, generally in proportion to the present value of expected future gross profit margins. For all other insurance contracts, to the extent recoverable from future policy revenues, deferred policy acquisition costs (DAC) are amortized, with interest, over the premium-paying period of the related contracts, using assumptions that are consistent with those used in computing policy benefit reserves. Under SAP, sales inducements are expensed when incurred. Under U.S. GAAP, certain sales inducements on interest-sensitive life insurance contracts and deferred annuities are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC.

Deferred Premiums. Under SAP, when deferred premiums exist, statutory deferred premiums are held as a statutory asset, while under U.S. GAAP, deferred premiums are held as a contra-liability in the future policy benefits liability.

Non-admitted Assets. Certain assets designated as "non-admitted," principally any negative IMR, agents' balances or unsecured loans or advances to agents, certain DTAs, furniture, equipment and computer software, receivables over 90 days and prepaid expenses, as well as other assets not specifically identified as admitted assets within the NAIC SAP, are excluded from the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus and are charged directly to unassigned surplus. Under U.S. GAAP, such assets are included in the balance sheet.

Universal Life and Annuity Policies. Under SAP, revenues for universal life and annuity policies containing mortality or morbidity risk considerations consist of the entire premium received, and benefits incurred consist of the total of death benefits paid and the change in policy reserves. Payments received on contracts that do not incorporate any mortality or morbidity risk considerations (deposit-type contracts) are credited directly to an appropriate liability for deposit-type contract account without recognizing premium income. Interest credited to deposit-type contracts is recorded as an expense in the Statutory Statements of Operations as incurred. Payments that represent a return of policyholder balances are recorded as a direct reduction of the liability for deposit-type contracts, rather than a benefit expense. Under U.S. GAAP, premiums received in excess of policy charges are not recognized as premium revenue, and benefits represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves. Under SAP, loading is the difference between the gross and valuation net premium. Valuation net premium is calculated using valuation assumptions which are different for statutory and U.S. GAAP. Statutory valuation assumptions are set by the insurer within limits as defined by statutory law. U.S. GAAP valuation assumptions are set by the insurer based on management's estimates and judgment.

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Policyholder funds not involving life contingencies use different valuation assumptions for SAP and U.S. GAAP. Under SAP, prescribed rates of interest related to payout annuities are used in the discounting of expected benefit payments, while under U.S. GAAP, the insurer's best estimates of interest rates are used.

Under SAP, the Commissioners' Reserve Valuation Method is used for the majority of individual insurance reserves. Under U.S. GAAP, individual insurance policyholder liabilities for traditional forms of insurance are generally established using the net level premium method. For interest-sensitive policies, a liability for policyholder account balances is established under U.S. GAAP based on the contract value that has accrued to the benefit of the policyholder. Policy assumptions used in the estimation of policyholder liabilities are generally prescribed under SAP. Under U.S. GAAP, policy assumptions are based upon best estimates as of the date the policy was issued, with provisions for the risk of adverse deviation.

Under SAP, the CARVM is used for the majority of individual deferred annuity reserves, while under U.S. GAAP, individual deferred annuity policyholder liabilities are generally equal to the contract value that has accrued to the benefit of the policyholder, together with liabilities for certain contractual guarantees, if applicable.

Under SAP, reserves for fixed rate deposit-type contracts are based upon their accumulated values, discounted at an annual statutory effective rate, while under U.S. GAAP, reserves for deposit-type contracts are recorded at their accumulated values.

Reinsurance. Under SAP, policy and contract liabilities ceded to reinsurers are reported as reductions of the related reserves rather than as assets as required under U.S. GAAP. Under SAP, a liability for reinsurance balances has been provided for unsecured policy reserves, unearned premiums, and unpaid losses ceded to reinsurers not licensed to assume such business. Changes to these amounts are credited or charged directly to unassigned surplus. Under U.S. GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings. Under SAP, the criteria used to demonstrate risk transfer varies from U.S. GAAP, which may result in transactions that are accounted for as reinsurance for SAP and deposit accounting for U.S. GAAP. Under SAP, the reserve credit permitted for unauthorized reinsurers is less than or equal to the amount of letter of credit or funds held in trust by the reinsurer. Under U.S. GAAP, assumed and ceded reinsurance is reflected on a gross basis in the balance sheet, and certain commissions allowed by reinsurers on ceded business are deferred and amortized on a basis consistent with DAC.

Policyholder Dividend Liabilities. Under SAP, policyholder dividends are recognized when declared. Under U.S. GAAP, policyholder dividends are recognized over the term of the related policies.

Separate Accounts. Under SAP, separate account surplus created through the use of the CRVM, the VACARVM or other reserving methods is reported by the general account as an unsettled transfer from the separate account. The net change on such transfers is included as a part of the net gain from operations in the general account. This is not required under U.S. GAAP.

Separate accounts include certain non-unitized assets which primarily represent MVA fixed options of variable annuity contracts issued in various states. Under SAP, these contracts are accounted for in the separate account financial statements, while under U.S. GAAP, they are accounted for in the general account.

Deferred Income Taxes. Under SAP, statutory DTAs that are more likely than not to be realized are limited to: 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross DTA expected to be realized within a maximum three years of the reporting date or a maximum 15 percent of the capital and surplus excluding any net DTA, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of the remaining gross DTA that can be offset against existing gross DTLs. The remaining DTAs are non- admitted. Deferred taxes do not include amounts for state taxes. Under U.S. GAAP, state taxes are included in the computation of deferred taxes, all DTAs are recorded and a valuation allowance is established if it is more likely than not that some portion of the DTA will not be realized. Under SAP, income tax expense is based upon taxes currently payable. Changes in deferred taxes are reported in surplus and subject to admissibility limits. Under U.S. GAAP, changes in deferred taxes are recorded in income tax expense.

Offsetting of Assets and Liabilities. Under SAP, offsetting of assets and liabilities is not permitted when there are master netting agreements unless four requirements for valid right of offset are met. The requirements include 1) each

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

of the two parties owes the other determinable amounts, 2) the reporting party has the right to set off the amount owed with the amount owed by the other party, 3) the reporting party intends to set off, and 4) the right of setoff is enforceable. The prohibition against offsetting extends to derivatives and collateral posted against derivative positions, repurchase and reverse repurchase agreements, and securities borrowing and lending transactions. Under U.S. GAAP, these amounts under master netting arrangements may be offset and presented on a net basis.

3. INVESTMENTS

Bonds and Equity Securities

The following table presents the statement value, gross unrealized gain, gross unrealized loss and the estimated fair value of bonds and equity securities by major security type:

		Gross	Gross
	Statement	Unrealized	Unrealized
(in millions)	Value	Gains	Losses	Fair Value
December 31, 2019
Bonds:
U.S. government obligations	$2,389	$199	$(3)	$2,585
All other governments	3,044	353	(20)	3,377
States, territories and possessions	397	49	(4)	442
Political subdivisions of states, territories and possessions	336	68	-	404
Special revenue	7,859	789	(14)	8,634
Industrial and miscellaneous	81,146	8,142	(239)	89,049
Hybrid securities	722	227	(2)	947
Bank loans	3,095	12	(29)	3,078
Total bonds	98,988	9,839	(311)	108,516
Preferred stock	299	112	-	411
Common stock*	669	-	-	669
Total equity securities	968	112	-	1,080
Total	$99,956	$9,951	$(311)	$109,596
December 31, 2018
Bonds:
U.S. government obligations	$1,754	$45	$(42)	$1,757
All other government	3,046	77	(144)	2,979
States, territories and possessions	309	22	(1)	330
Political subdivisions of states, territories and possessions	376	36	(4)	408
Special revenue	8,642	357	(135)	8,864
Industrial and miscellaneous	77,660	3,566	(1,926)	79,300
Hybrid securities	785	132	(19)	898
Bank loans	2,121	8	(28)	2,101
Total bonds	94,693	4,243	(2,299)	96,637
Preferred stock	303	12	(1)	314
Common stock*	312	-	-	312
Total equity securities	615	12	(1)	626
Total	$95,308	$4,255	$(2,300)	$97,263

*Common stock includes $398 million and $109 million of investments in affiliates at December 31, 2019 and 2018, respectively.

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Bonds and Equity Securities in Loss Positions

The following table summarizes the fair value and gross unrealized losses (where fair value is less than amortized cost) on bonds and equity securities, including amounts on NAIC 6 and 6* bonds, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
Bonds:
U.S. government obligations	$152	$(3)	$12	$(1)	$164	$(4)
All other government	77	(2)	105	(18)	182	(20)
U.S. States, territories and possessions	90	(4)	-	-	90	(4)
Political subdivisions of states, territories and possessions	8	-	-	-	8	-
Special revenue	460	(13)	106	(1)	566	(14)
Industrial and miscellaneous	5,545	(123)	2,418	(120)	7,963	(243)
Hybrid securities	8	-	24	(2)	32	(2)
Bank loans	1,594	(30)	-	-	1,594	(30)
Total	$7,934	$(175)	$2,665	$(142)	$10,599	$(317)
December 31, 2018
Bonds:
U.S. government obligations	$317	$(11)	$751	$(31)	$1,068	$(42)
All other government	1,295	(85)	610	(58)	1,905	(143)
U.S States, territories and possessions	67	(1)	-	-	67	(1)
Political subdivisions of states, territories and possessions	85	(1)	34	(3)	119	(4)
Special revenue	1,698	(46)	2,313	(89)	4,011	(135)
Industrial and miscellaneous	26,244	(1,165)	9,726	(778)	35,970	(1,943)
Hybrid securities	174	(11)	58	(8)	232	(19)
Bank loans	708	(28)	-	-	708	(28)
Total bonds	30,588	(1,348)	13,492	(967)	44,080	(2,315)
Preferred stock	95	(1)	5	-	100	(1)
Common stock	61	(14)	-	-	61	(14)
Total equity securities	156	(15)	5	-	161	(15)
Total	$30,744	$(1,363)	$13,497	$(967)	$44,241	$(2,330)

As of December 31, 2019 and 2018, the number of bonds and equity securities in an unrealized loss position was 1,147 and 3,983, respectively. Bonds comprised 1,134 of the total, of which 310 were in a continuous loss position greater than 12 months at December 31, 2019. Bonds comprised 3,916 of the total, of which 1,397 were in a continuous loss position greater than 12 months at December 31, 2018.

The Company did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2019 and 2018, respectively, because the Company neither intends to sell the securities nor does the Company believe that it is more likely than not that the Company will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, the Company performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Contractual Maturities of Bonds

The following table presents the statement value and fair value of bonds by contractual maturity:

(in millions)	Statement Value	Fair Value
December 31, 2019
Due in one year or less	$1,898	$1,918
Due after one year through five years	10,130	10,440
Due after five years through ten years	17,147	18,397
Due after ten years	42,021	47,740
LBaSS	27,857	30,083
Total	$99,053	$108,578

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

Bonds in or near default as to payment of principal or interest had a statement value of $160 million and $154 million at December 31, 2019 and 2018, respectively, which is the fair value. At December 31, 2019 and 2018, the Company had no income excluded from due and accrued for bonds.

At December 31, 2019, the Company's bond portfolio included bonds totaling $6.5 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 4 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 15 industries. At December 31, 2018, the Company's bond portfolio included bonds totaling $6.0 billion not rated investment grade by the NAIC designations (categories 3-6). These bonds accounted for 3 percent of the Company's total assets and 5 percent of invested assets. These below investment grade securities, excluding structured securities, span across 16 industries.

The following table presents the industries that constitute more than 10% of the below investment grade securities:

	December 31,
	2019	2018
Consumer non-cyclical	19.0%	16.9%
Consumer cyclical	16.9	17.2
Capital Goods	11.3	-
Energy	10.0	12.0

LBaSS

The Company determines fair value of LBaSS based on the amount at which a security could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. The majority of the Company's ABS, RMBS, CMBS, and collateralized debt obligations (CDO) are priced by approved independent third-party valuation service providers and broker dealer quotations. Small portions of the LBaSS that are not traded in active markets are priced by market standard internal valuation methodologies, which include discounted cash flow methodologies and matrix pricing. The estimated fair values are based on available market information and management's judgments.

The following table presents the statement value and fair value of LBaSS:

	December 31, 2019		December 31, 2018
	Statement		Statement
(in millions)	Value	Fair Value	Value	Fair Value
Loan-backed and structured securities	$27,857	$30,083	$30,129	$31,757

Prepayment assumptions for single class, multi-class mortgage-backed and ABS were obtained from independent third- party valuation service providers or internal estimates. These assumptions are consistent with the current interest rate and economic environment.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2019 and 2018, the Company had exposure to a variety of LBaSS. These securities could have significant concentrations of credit risk by country, geographical region, property type, servicer or other characteristics. As part of the quarterly surveillance process, the Company takes into account many of these characteristics in making the OTTI assessment.

At December 31, 2019 and 2018, the Company did not have any LBaSS with a recognized OTTI due to the intent to sell or an inability or lack of intent to retain the security for a period of time sufficient to recover the amortized cost basis.

During 2019, 2018 and 2017, the Company recognized total OTTI of $40 million, $47 million and $54 million, respectively, on LBaSS that were still held by the Company. In addition, at December 31, 2019 and 2018, the Company held loan-backed impaired securities (fair value is less than cost or amortized cost) for which an OTTI had not been recognized in earnings as a realized loss. Such impairments include securities with a recognized OTTI for non-interest (credit) related declines that were recognized in earnings, but for which an associated interest-related decline has not been recognized in earnings as a realized capital loss.

The following table summarizes the fair value and aggregate amount of unrealized losses on LBaSS and length of time that individual securities have been in a continuous unrealized loss position:

	Less than 12 Months		12 Months or More		Total
		Gross		Gross		Gross
		Unrealized		Unrealized		Unrealized
(in millions)	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
December 31, 2019
LBaSS	$2,765	$(34)	$1,424	$(41)	$4,189	$(75)
December 31, 2018
LBaSS	$6,672	$(143)	$3,696	$(137)	$10,368	$(280)

In its OTTI assessment, the Company considers all information relevant to the collectability of the security, including past history, current conditions and reasonable forecasts when developing an estimate of future cash flows. Relevant analyst reports and forecasts for the asset class also receive appropriate consideration. The Company also considers how credit enhancements affect the expected performance of the security. In addition, the Company generally considers its cash and working capital requirements and expected cash flows in relation to its business plans and how such forecasts affect the intent and ability to hold such securities to recovery of their amortized cost.

The Company does not have any LBaSS for which it is not practicable to estimate fair values.

The following table presents the rollforward of non-interest related OTTI for LBaSS:

	December 31,
(in millions)	2019	2018
Balance, beginning of year	$1,402	$1,535
Increases due to:
Credit impairment on new securities subject to impairment losses	17	9
Additional credit impairment on previously impaired investments	23	38
Reduction due to:
Credit impaired securities fully disposed for which there was no prior intent or requirement to sell	149	180
Balance, end of year	$1,293	$1,402

See Note 23 for a list with each LBaSS at a CUSIP level where the present value of cash flows expected to be collected is less than the amortized cost basis during the current year and a list of the Company's structured notes holding at December 31, 2019.

Mortgage Loans

Mortgage loans had outstanding principal balances of $21.6 billion and $19.1 billion at December 31, 2019 and 2018, respectively. Contractual interest rates range from 1.45 percent to 8.50 percent. The mortgage loans at December 31, 2019 had maturity dates ranging from 2020 to 2069.

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AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company's mortgage loans are collateralized by a variety of commercial real estate property types located throughout the U.S. and Canada. The commercial mortgage loans are non-recourse to the borrower.

The following tables present the geographic and property-type distribution of the Company's mortgage loan portfolio:

	December 31,
	2019	2018
Geographic distribution:
Mid-Atlantic	28.9%	26.3%
Foreign	25.3	21.9
Pacific	14.5	15.6
South Atlantic	10.8	12.6
West South Central	6.7	7.4
New England	4.8	5.6
East North Central	4.4	5.1
Mountain	3.4	4.1
East South Central	0.7	0.8
West North Central	0.5	0.6
Total	100.0%	100.0%
Property type distribution:
Multi-family	36.6%	31.1%
Office	27.6	28.6
Retail	11.8	13.9
Industrial	9.7	8.1
Hotel/Motel	6.2	7.6
Other	8.1	10.7
Total	100.0%	100.0%

At December 31, 2019, there were 267 mortgage loans with outstanding balances of $20 million or more, which loans collectively, aggregated approximately 85 percent of this portfolio.

The following table presents the minimum and maximum lending rates for new mortgage loans during 2019 and 2018:

		Years Ended December 31,
	2019			2018
(in millions)	Maximum	Minimum	Maximum		Minimum
Multi-family	6.22%	2.05%	5.75%		2.05%
Retail	6.36	6.36	5.48		3.82
Office	4.66	1.75	5.10		3.02
Hotel	4.89	4.89	4.80		3.00
Industrial	5.59	1.45	4.53		2.11
Other	-	-	5.39		3.16

The Company did not reduce any interest rates during 2019 and 2018.

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgage was 80.0 percent for both 2019 and 2018.

At December 31, 2019, the Company held $197 million in impaired mortgages with $85 million of related allowances for credit losses and $112 million in impaired loans without a related allowance. At December 31, 2018, the Company held $181 million in impaired mortgages with $12 million of related allowances for credit losses and $169 million in impaired loans without a related allowance. The Company's average recorded investment in impaired loans was $178 million and $201 million, at December 31, 2019 and 2018, respectively. The Company recognized interest income of $2 million, $5 million and $3 million, in 2019, 2018 and 2017, respectively.

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NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents a rollforward of the changes in the allowance for losses on mortgage loans receivable:

		December 31,
(in millions)	2019	2018	2017
Balance, beginning of year	$172	$129	$89
Additions (reductions) charged to unrealized capital loss	25	43	53
Direct write-downs charged against allowance	-	-	(13)
Balance, end of year	$197	$172	$129

During 2019, the Company derecognized $1 million mortgage loans and recognized $1 million real estate collateral as a result of foreclosure.

The mortgage loan portfolio has been originated by the Company under strict underwriting standards. Commercial mortgage loans on properties such as offices, hotels and shopping centers generally represent a higher level of risk than do mortgage loans secured by multi-family residences. This greater risk is due to several factors, including the larger size of such loans and the more immediate effects of general economic conditions on these commercial property types. However, due to the Company's strict underwriting standards, the Company believes that it has prudently managed the risk attributable to its mortgage loan portfolio while maintaining attractive yields.

The following table presents the age analysis of mortgage loans:

		December 31,
(in millions)		2019	2018
Current		$21,439	$18,922
30	- 59 days past due	5	4
60	- 89 days past due	1	1
90	- 179 days past due	-	1
Greater than 180 days past due		1	-
Total		$21,446	$18,928

At December 31, 2019 and 2018, the Company had mortgage loans outstanding under participant or co-lender agreements of $18.5 billion and $15.8 billion, respectively.

The Company had $185 million and $169 million in restructured loans at December 31, 2019 and 2018, respectively.

Troubled Debt Restructuring

The Company held no restructured debt for which impairment was recognized for both December 31, 2019 and 2018. At December 31, 2019 and 2018, the Company had no outstanding commitments to debtors that hold loans with restructured terms.

Real Estate

The following table presents the components of the Company's investment in real estate:

	December 31,
(in millions)	2019	2018
Properties occupied by the Company	$63	$53
Properties held for production of income	120	110
Properties held for sale	1	34
Total	$184	$197

The Company recognized gains of $4 million, $1 million and $13 million on the sale of real estate property in 2019, 2018 and 2017, respectively. The Company did not recognize any impairment write-downs for its investment in real estate during 2019. The Company recognized of $11 million impairment write-downs for its investment in real estate during 2018. The Company did not recognize any impairment write-downs for its investment in real estate during 2017.

26

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Other Invested Assets

The following table presents the components of the Company's other invested assets:

	December 31,
(in millions)	2019	2018
Investments in limited liability companies	$1,335	$1,474
Investments in limited partnerships	2,407	1,877
Other unaffiliated investments	1,153	1,026
Receivable for securities	109	138
Initial margin for futures	5	2
Non-admitted assets	(75)	(153)
Total	$4,934	$4,364

The Company utilizes the look-through approach in valuing its investments in affiliated joint ventures or partnerships that have the characteristics of real estate investments. These affiliated real estate investments had an aggregate value of $928 million at December 31, 2019. The financial statements for the related holding companies are not audited and the Company has limited the value of its investment in these holding companies to the value contained in the audited financial statements of the lower tier entities owned by each of the respective intermediate holding company entities as adjusted by SAP, if applicable. All liabilities, commitments, contingencies, guarantees, or obligations of these holding company entities, which are required to be recorded as liabilities, commitments, contingencies, guarantees or obligations under applicable accounting guidance, are reflected in the Company's determination of the carrying value of the investment in each of the respective holding company entities, if applicable.

The Company recorded impairment write-downs in joint ventures was $62 million, $44 million and $89 million during 2019, 2018 and 2017, respectively.

Net Investment Income

The following table presents the components of net investment income:

	Years ended December 31,
(in millions)	2019	2018	2017
Bonds	$4,949	$4,897	$4,788
Preferred stocks	15	13	11
Common stocks	6	5	3
Cash and short-term investments	58	29	22
Mortgage loans	864	798	675
Real estate*	47	50	53
Contract loans	80	82	87
Derivatives	60	210	(121)
Investment income from affiliates	170	165	372
Other invested assets	110	239	250
Gross investment income	6,359	6,488	6,140
Investment expenses	(256)	(245)	(259)
Net investment income	$6,103	$6,243	$5,881

* Includes amounts for the occupancy of Company-owned property of $12 million in 2019, and $11 million in both 2018 and 2017.

27

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Net Realized and Unrealized Capital Gains (Losses)

The following table presents the components of Net realized capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$484	$(81)	$109
Preferred stocks	4	-	1
Common stocks	(24)	-	-
Cash and short-term investments	2	(2)	(13)
Mortgage loans	(47)	(26)	6
Real estate	4	(10)	7
Derivatives	(210)	(330)	(1,412)
Other invested assets	173	28	65
Realized capital gains (losses)	386	(421)	(1,237)
Federal income tax (expense) benefit	(81)	88	433
Net gains transferred to IMR	(449)	(9)	(124)
Net realized capital losses	$(144)	$(342)	$(928)

During 2019, 2018 and 2017, the Company recognized $86 million, $192 million and $98 million, respectively, of impairment write-downs in accordance with the impairment policy described in Note 2.

The following table presents the proceeds from sales of bonds and equities and the related gross realized capital gains and gross realized capital losses:

	Years Ended December 31,
(in millions)	2019	2018	2017
Proceeds	$11,792	$8,165	$7,403
Gross realized capital gains	$799	$191	$330
Gross realized capital losses	(194)	(176)	(87)
Net realized capital gains	$605	$15	$243

The following table presents the net change in unrealized capital gains (losses) of investments (including foreign exchange capital gains (losses):

	Years Ended December 31,
(in millions)	2019	2018	2017
Bonds	$97	$(171)	$253
Preferred and common stocks	55	(12)	(3)
Mortgage loans	147	(248)	179
Derivatives	981	88	(107)
Other invested assets	13	(6)	32
Other	7	32	(71)
Federal income tax benefit (expense)	(350)	93	24
Net change in unrealized gains (losses) of investments	$950	$(224)	$307

28

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

5* Securities Measured at Aggregate Book Adjusted Carrying Value and Fair Value

The following table presents 5* Securities measured at aggregate book adjusted carrying value (BACV) and aggregate fair value at December 31:

Investment	Number of 5* Securities		Aggregate BACV		Aggregate Fair Value
			(in millions)		(in millions)

	2019	2018	2019	2018	2019	2018
Bonds - AC	10	23	$68	$296	$66	$294
LB&SS - AC	2	2	34	34	35	34
Preferred Stock - AC	-	4	-	5	-	8
Preferred Stock - FV	-	-	-	-	-	-
Total	12	29	$102	$336	$101	$336

AC-Amortized Cost

FV-Fair Value

4. SECURITIES LENDING AND REPURCHASE AGREEMENTS

Securities Lending

As of December 31, 2019 and 2018, the Company had bonds loaned with a fair value of approximately $1.4 billion and $438 million, respectively, pursuant to the securities lending program.

The following table presents the aggregate fair value of cash collateral received related to the securities lending program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
30 days or less	$295	$148
31 to 60 days	439	68
61 to 90 days	718	231
Subtotal	1,452	447
Securities collateral received	-	-
Total collateral received	$1,452	$447

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the securities lending program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$1,283	$1,283	$352	$352
Subtotal	1,283	1,283	352	352
Securities collateral received	-	-	-	-
Total collateral reinvested	$1,283	$1,283	$352	$352

29

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Repurchase Agreements

At December 31, 2019 and 2018, bonds with a fair value of approximately $153 million and $124 million, respectively, were subject to repurchase agreements to secure amounts borrowed by the Company.

The following table presents the aggregate fair value of cash collateral received related to the repurchase agreement program and the terms of the contractually obligated collateral positions:

	December 31,
(in millions)	2019	2018
Open positions	$-	$119
30 days or less	29	-
31 to 60 days	-	-
61 to 90 days	-	-
Greater than 90 days	39	-
Subtotal	68	119
Securities collateral received	-	-
Total collateral received	$68	$119

The following table presents the original (flow) and residual maturity for bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

			FIRST	SECOND	THIRD	FOURTH
(in millions)			QUARTER	QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	Open - No Maturity		$119	$177	$127	$145
2.	Overnight		20	15	115	80
3.	2 Days to 1 Week		-	13	112	74
4.	> 1 Week to 1 Month		-	112	112	98
5.	> 1 Month to 3 Months		-	-	-	-
6.	> 3 Months to 1 Year		-	-	-	-
7.	> 1	Year	-	-	-	-
b. Ending Balance
1.	Open - No Maturity		$68	$149	$79	$39
2.	Overnight		-	13	-	-
3.	2 Days to 1 Week		-	-	-	29
4.	> 1	Week to 1 Month	-	112	-	-
5.	> 1	Month to 3 Months	-	-	-	-
6.	> 3 Months to 1 Year		-	-	-	-
7.	> 1	Year	-	-	-	-

30

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the Company's liability to return collateral for the year ended December 31, 2019:

		FIRST	SECOND	THIRD	FOURTH
(in millions)		QUARTER	QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	Cash (Collateral - All)	$140	$316	$466	$398
2.	Securities Collateral (FV)	-	-	-	-
b. Ending Balance
1.	Cash (Collateral - All)	$68	$274	$79	$68
2.	Securities Collateral (FV)	-	-	-	-

The Company requires a minimum of 95 percent of the fair value of securities sold under the repurchase agreements to be maintained as collateral. Cash collateral received is invested in corporate bonds and the offsetting collateral liability for repurchase agreements is included in other liabilities.

The following table presents the aggregate amortized cost and fair value of cash collateral reinvested related to the repurchase agreement program by maturity date:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Open positions	$139	$153	$129	$124
Greater than three years	-	-	-	-
Subtotal	139	153	129	124
Securities collateral received	-	-	-	-
Total collateral reinvested	$139	$153	$129	$124

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		FIRST		SECOND	THIRD	FOURTH
(in millions)		QUARTER		QUARTER	QUARTER	QUARTER
a. Maximum Amount
1.	BACV		$-	$-	$-	$-
2.	Nonadmitted - Subset of BACV		-	-	-	-
3.	Fair Value		-	-	-	-
b. Ending Balance
1.	BACV		$69	$240	$132	$139
2.	Nonadmitted - Subset of BACV		-	-	-	-
3.	Fair Value		74	255	143	153

31

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the fair value of securities under bi-lateral repurchase agreement transactions for the year ended December 31, 2019:

		1		2		3	4
(in millions)		None		NAIC 1		NAIC 2	NAIC 3
Ending Balance
a. Bonds - BACV			$-		$50	$65	$10
b. Bonds - FV			-		57	72	10
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			-		50	65	10
q. Total Assets - FV			-		57	72	10

		5		6		7	8
(in millions)		NAIC 4		NAIC 5		NAIC 6	Non-Admitted
Ending Balance
a. Bonds - BACV			$14		$-	$-	$-
b. Bonds - FV			14		-	-	-
c. LB & SS - BACV			-		-	-	-
d. LB & SS - FV			-		-	-	-
e. Preferred Stock - BACV			-		-	-	-
f. Preferred Stock - FV			-		-	-	-
g. Common Stock			-		-	-	-
h. Mortgage Loans - BACV			-		-	-	-
i. Mortgage Loans - FV			-		-	-	-
j. Real Estate	- BACV		-		-	-	-
k. Real Estate	- FV		-		-	-	-
l. Derivatives -	BACV		-		-	-	-
m. Derivatives - FV			-		-	-	-
n. Other Invested Assets - BACV			-		-	-	-
o. Other Invested Assets - FV			-		-	-	-
p. Total Assets - BACV			14		-	-	-
q. Total Assets - FV			14		-	-	-

5. RESTRICTED ASSETS

The Company has restricted assets as detailed below. Assets under restriction are general account assets and are not part of the Separate Accounts.

32

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the carrying value of the Company's restricted assets:

	December 31,
(in millions)	2019	2018
On deposit with states	$48	$48
Securities lending	1,210	425
Collateral held on securities lending	1,452	447
FHLB stock and collateral pledged	3,555	3,851
Subject to repurchase agreements	139	129
Collateral for derivatives	912	580
Guaranteed interest contracts	41	44
Other restricted assets	104	78
Total	$7,461	$5,602
6. SUBPRIME MORTGAGE RISK EXPOSURE

The following features are commonly recognized characteristics of subprime mortgage loans:

•An interest rate above prime to borrowers who do not qualify for prime rate loans;

•Borrowers with low credit ratings (FICO scores);

•Interest-only or negative amortizing loans;

•Unconventionally high initial loan-to-value ratios;

•Low initial payments based on a fixed introductory rate that expires after a short initial period, then adjusts to a variable index rate plus a margin for the remaining term of the loan;

•Borrowers with less than conventional documentation of their income and/or net assets;

•Very high or no limits on how much the payment amount or the interest rate may increase at reset periods, potentially causing a substantial increase in the monthly payment amount; and/or,

•Substantial prepayment penalties and/or prepayment penalties that extend beyond the initial interest rate adjustment period.

Non-agency RMBS can belong to one of several different categories depending on the characteristics of the borrower, the property and the loan used to finance the property. Categorization is a function of FICO score, the type of loan, loan-to-value ratio, and property type and loan documentation.

Generally, subprime loans are made to borrowers with low FICO scores, low levels of equity and reduced income/asset documentation. Due to these characteristics, subprime borrowers pay a substantially higher interest rate than prime borrowers. In addition, they often utilize mortgage products that reduce their monthly payments in the near-term. These include adjustable-rate mortgages with low initial rates or interest-only loans. Borrowers in products like this often experience significant "payment shock" when the teaser payment resets upwards after the initial fixed period.

The primary classification mechanism the Company uses for subprime loans is FICO score. Specifically, a pool with an average FICO at origination less than 650 is considered to be subprime. However, the Company may subjectively adjust this classification based on an assessment of the other parameters mentioned above.

To monitor subprime securities, the Company uses a model with vintage-specific assumptions for delinquency roll rates, loss severities and the timing of losses. As and when needed, these vintage-based assumptions are supplemented with deal-specific information including, but not limited to, geographic distribution, realized loss severities, trigger status and scenario analysis.

The Company has no direct exposure through investments in subprime mortgage loans. The Company's exposure is through other investments, primarily in RMBS, as described above.

33

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the Company's investments with subprime exposures:

		Book
		Adjusted		OTTI
		Statement		Recognized
(in millions)	Actual Cost	Value	Fair Value	to Date
December 31, 2019
In general account:
RMBS	$1,077	$969	$1,204	$(18)
CDOs	922	918	949	(10)
CMBS	11	11	11	-
Total subprime exposure	$2,010	$1,898	$2,164	$(28)
December 31, 2018
In general account:
RMBS	$1,210	$1,167	$1,390	$(15)
CDOs	911	923	957	(8)
CMBS	11	11	10	-
Total subprime exposure	$2,132	$2,101	$2,357	$(23)

The Company has no underwriting exposure to subprime mortgage risk through mortgage guaranty or financial guaranty insurance coverage.

7. DERIVATIVES

The Company has taken positions in certain derivative financial instruments to mitigate or hedge the impact of changes in interest rates, foreign currencies, equity markets, swap spreads, volatility, correlations and yield curve risk on cash flows from investment income, policyholder liabilities and equity. Financial instruments used by the Company for such purposes include interest rate swaps, interest rate swaptions, cross-currency swaps, futures and futures options on equity indices, and futures and futures options on government securities. The Company does not engage in the use of derivative instruments for speculative purposes and is neither a dealer nor trader in derivative instruments.

All derivative instruments are recognized in the financial statements. The Company has determined that its derivative financial instruments do not qualify for hedge accounting. As a result, derivatives are accounted for at fair value and the changes in the fair value recorded in surplus as unrealized gains or losses, net of deferred taxes. The value of the Company's exchange traded futures contracts relates to the one day lag in the net cash settlement of these contracts.

The Company recognized a net unrealized capital gain of $981 million in 2019, an unrealized capital gain of $88 million in 2018 and an unrealized capital loss of $107 million in 2017, related to derivatives that did not qualify for hedge accounting.

Refer to Note 3 for disclosures related to net realized capital gains (losses).

Swaps, Options, and Futures

Interest rate or cross-currency swap agreements are agreements to exchange with a counterparty, at specified intervals, payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) or in different currencies, based on an underlying principal balance, notional amount. Generally no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each contractual payment due date, and this net payment is included in the Statutory Statement of Operations.

Options are contracts that grant the purchaser, for a premium payment, the right, but not the obligation, either to purchase or sell a financial instrument at a specified price within a specified period of time. The Company purchases call options on the S&P 500 Index to offset the risk of certain guarantees of specific equity-index annuity and universal life policy values. The Company also purchases put options on the S&P 500 Index to offset volatility risk arising from

34

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

minimum guarantees embedded in variable annuities. The options are carried at fair value, with changes in fair value recognized in unrealized investment gains and losses.

Financial futures are contracts between two parties that commit one party to purchase and the other to sell a particular commodity or financial instrument at a price determined on the final settlement day of the contract. Futures contracts detail the quality and quantity of the underlying asset; they are standardized to facilitate trading on a futures exchange. Some futures contracts may call for physical delivery of the asset, while others are settled in cash. The Company uses futures contracts on Euro dollar deposits, U.S. Treasury Notes, U.S. Treasury Bonds, the S&P 500 Index, MidCap 400, Russell 2000, MSCI EAFE, foreign government debt securities, and foreign denominated equity indices to offset the risk of certain guarantees on annuity policy values.

Interest Rate Risk

Interest rate derivatives are used to manage interest rate risk associated with certain guarantees of variable annuities and equity indexed annuities and certain bonds. The Company's interest rate hedging derivative instruments include

(1)interest rate swaps and swaptions; (2) listed futures on government securities; and (3) listed futures options on government securities.

Currency Risk

Foreign exchange contracts used by the Company include cross-currency swaps, which are used to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company holds.

Equity Risk

Equity derivatives are used to mitigate financial risk embedded in certain insurance liabilities.

Credit Risk

The Company is exposed to credit-related losses in the event of non-performance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. For over-the-counter (OTC) derivatives, the Company's net credit exposure is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date. The Company is exposed to credit risk when the net position with a particular counterparty results in an asset that exceeds collateral pledged by that counterparty.

For OTC contracts, the Company generally uses an International Swaps and Derivative Association Master Agreement (ISDA Master Agreement) and Credit Support Annexes with bilateral collateral provisions to reduce counterparty credit exposures. An ISDA Master Agreement is an agreement between two counterparties, which may cover multiple derivative transactions and such ISDA Master Agreement generally provides for the net settlement of all or a specified group of these derivative transactions, as well as transferred collateral, through a single payment, in a single currency, in the event of a default affecting any one derivative transaction or a termination event affecting all or a specified group of the transactions. The Company minimizes the risk that counterparties might be unable to fulfill their contractual obligations by monitoring counterparty credit exposure and collateral value and may require additional collateral to be posted upon the occurrence of certain events or circumstances. In the unlikely event of a failure to perform by any of the counterparties to these derivative transactions, there would not be a material effect on the Company's admitted assets, liabilities or capital and surplus.

The Company has also entered into exchange-traded options and futures contracts. Under exchange-traded futures contracts, the Company agrees to purchase a specified number of contracts with other parties and to post or receive variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The parties with whom the Company enters into exchange-traded futures are regulated futures commission merchants who are members of a trading exchange. The credit risk of exchange-traded futures is partially mitigated because variation margin is settled daily in cash. Exchange-traded option contracts are not subject to daily margin settlements and

35

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

amounts due to the Company based upon favorable movements in the underlying securities or indices are owed upon exercise.

The following table presents the notional amounts, statement values and fair values of the Company's derivative instruments:

	December 31, 2019			December 31, 2018
	Contract or			Contract or
	Notional	Statement		Notional	Statement
(in millions)	Amount	Value	Fair Value	Amount	Value	Fair Value
Assets:
Interest rate contracts	$33,189	$1,170	$1,170	$26,901	$1,360	$1,080
Foreign exchange contracts	3,750	438	438	6,331	511	511
Equity contracts	40,674	3,516	3,516	45,769	902	902
Credit contracts	7,728	3	3	-	-	-
Derivative assets, gross	85,341	5,127	5,127	79,001	2,773	2,493
Counter party netting*	-	(4,502)	(4,502)	-	(1,138)	(1,399)
Derivative assets, net	$85,341	$625	$625	$79,001	$1,635	$1,094
Liabilities:
Interest rate contracts	$14,079	$1,227	$1,227	$16,121	$426	$549
Foreign exchange contracts	6,354	395	395	2,328	266	266
Equity contracts	34,406	3,100	3,100	33,886	649	649
Credit contracts	-	-	-	-	-	-
Other contracts	56	7	7	58	6	6
Derivative liabilities, gross	54,895	4,729	4,729	52,393	1,347	1,470
Counter party netting*	-	(4,502)	(4,502)	-	(1,138)	(1,399)
Derivative liabilities, net	$54,895	$227	$227	$52,393	$209	$71

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

The Company has a right of offset of its derivatives asset and liability positions with various counterparties. The following table presents the effect of the right of offsets:

	December 31, 2019		December 31, 2018
(in millions)	Assets	Liabilities	Assets	Liabilities
Gross amount recognized	$5,127	$(4,729)	$2,773	$(1,347)
Amount offset	(4,502)	4,502	(1,138)	1,138
Net amount presented in the Statement of Admitted
Assets, Liabilities, and Capital and Surplus	$625	$(227)	$1,635	$(209)
8. INFORMATION ABOUT FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK AND FINANCIAL INSTRUMENTS WITH CONCENTRATIONS OF CREDIT RISK

The following table presents the Company's derivative financial instruments with concentrations of credit risk:

	December 31, 2019		December 31, 2018
	Contract or		Contract or
	Notional	Final Maturity	Notional	Final Maturity
(in millions)	Amount	Date	Amount	Date
Derivative assets:
Interest rate contracts	$33,189	2069	$26,901	2055
Foreign exchange contracts	3,750	2049	6,331	2056
Equity contracts	40,674	2028	45,769	2028
Credit contracts	7,728	2024	-
Derivative liabilities:
Interest rate contracts	14,079	2055	16,121	2056
Foreign exchange contracts	6,354	2060	2,328	2051
Equity contracts	34,406	2022	33,886	2022
Credit contracts	-		-
Other contracts	56	2042	58	2042
	36

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The credit exposure to the Company's derivative contracts is limited to the fair value of such contracts that are favorable to the Company at the reporting date.

The credit exposure to the Company's derivative contracts aggregated $725 million and $466 million at December 31, 2019 and 2018, respectively.

9. FAIR VALUE MEASUREMENTS

Fair Value Measurements

The Company carries certain financial instruments at fair value. The Company defines the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Company is responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

•Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that the Company has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Company does not adjust the quoted price for such instruments.

•Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, the Company must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value.

Bonds: Fair value is based principally on value from independent third-party valuation service providers, broker quotes and other independent information.

37

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Preferred stocks: Fair value of unaffiliated preferred stocks is based principally on value from independent third-party service providers, broker quotes and other independent information.

Cash, cash equivalents and short term investments: Carrying amount approximate fair value because of the relatively short period of time between origination and expected realization and their limited exposure to credit risk.

Mortgage loans: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

Contract loans: Carrying amounts, which approximate fair value, are generally equal to unpaid principal amount as of each reporting date. No consideration is given to credit risk because contract loans are effectively collateralized by the cash surrender value of the policies.

Securities lending reinvested collateral assets: Securities lending assets are generally invested in short-term investments and thus carrying amounts approximate fair values because of the relatively short period of time between origination and expected realizations.

Separate account assets: Variable annuity and variable universal life assets are carried at the market value of the underlying securities. Certain separate account assets related to market value adjustment fixed annuity contracts are carried at book value. Fair value is based principally on the value from independent third-party valuation service providers, broker quotes and other independent information.

Policy reserves and contractual liabilities: Fair value for investment contracts (those without significant mortality risk) not accounted for at fair value were estimated for disclosure purposes using discounted cash flow calculations based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rates (if available) or current risk-free interest rates consistent with the currency in which cash flows are denominated.

Payable for securities lending: Cash collateral received from the securities lending program is invested in short-term investments and the offsetting liability is included in payable for securities lending. The carrying amount of this liability approximates fair value because of the relatively short period between origination of the liability and expected settlement.

Receivables/payables for securities: Such amounts represent transactions of a short-term nature for which the statement value is considered a reasonable estimate of fair value.

38

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair Value Information about Financial Instruments Not Measured at Fair Value

The following table presents the aggregate fair values of the Company's financial instruments not measured at fair value compared to their statement values:

		Admitted
	Aggregate	Assets or
(in millions)	Fair Value	Liabilities	Level 1	Level 2	Level 3
December 31, 2019
Assets:
Bonds	$108,500	$98,976	$-	$92,575	$15,925
Preferred stocks	409	299	5	315	89
Common stocks	143	143	-	143	-
Cash, cash equivalents
and short-term investments	446	446	(65)	511	-
Mortgage loans	22,526	21,446	-	-	22,526
Contract loans	1,264	1,264	-	-	1,264
Receivables for securities	110	110	-	110	-
Securities lending reinvested collateral assets	1,283	1,283	-	1,283	-
Separate account assets	8,269	7,795	-	8,269	-
Liabilities:
Policy reserves and contractual liabilities	12,012	11,090	-	239	11,773
Payable for securities	433	433	-	433	-
Payable for securities lending	1,452	1,452	-	1,452	-
December 31, 2018
Assets:
Bonds	$96,620	$94,675	$35	$79,744	$16,841
Preferred stocks	240	228	6	220	14
Common stocks	138	138	-	138	-
Cash, cash equivalents
and short-term investments	1,547	1,547	1,228	319	-
Mortgage loans	19,182	18,928	-	-	19,182
Contract loans	1,307	1,307	-	-	1,307
Derivatives	404	807	-	404	-
Receivables for securities	138	138	-	138	-
Securities lending reinvested collateral assets	352	352	-	352	-
Separate account assets	5,484	5,618	-	5,484	-
Liabilities:
Policy reserves and contractual liabilities	11,843	11,191	-	339	11,504
Payable for securities	362	362	-	362	-
Payable for securities lending	447	447	-	447	-

Valuation Methodologies of Financial Instruments Measured at Fair Value

Bonds

Bonds with NAIC 6 or 6* designations and preferred stocks with NAIC 4, 5 or 6 designations are carried at the lower of amortized cost or fair value. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure bonds at fair value. Market price data generally is obtained from exchange or dealer markets.

The Company estimates the fair value of securities not traded in active markets, by referring to traded securities with similar attributes, using dealer quotations, a matrix pricing methodology, discounted cash flow analyses or internal valuation models. This methodology considers such factors as the issuer's industry, the security's rating and tenor, its coupon rate, its position in the capital structure of the issuer, yield curves, credit curves, prepayment rates and other relevant factors. For bonds that are not traded in active markets or that are subject to transfer restrictions, valuations are adjusted to reflect illiquidity and/or non-transferability, and such adjustments generally are based on available market evidence. In the absence of such evidence, management's best estimate is used.

39

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Fair values for bonds and preferred stocks based on observable market prices for identical or similar instruments implicitly include the incorporation of counterparty credit risk. Fair values for bonds and preferred stocks based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

Common Stocks (Unaffiliated)

Whenever available, the Company obtains quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded OTC. The Company generally values exchange- traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. The Company generally uses similar models to value similar instruments. Valuation models can require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

Certain OTC derivatives trade in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. When the Company does not have corroborating market evidence to support significant model inputs and cannot verify the model using market transactions, the transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. Subsequent to initial recognition, the Company updates valuation inputs when corroborated by evidence such as similar market transactions, independent third-party valuation services and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Separate Account Assets

Separate account assets are comprised primarily of registered and open-ended variable funds that trade daily and are measured at fair value using quoted prices in active markets for identical assets. Certain separate account assets are carried at amortized cost.

40

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value

The following table presents information about assets and liabilities measured at fair value:

				Counterparty
(in millions)	Level 1	Level 2	Level 3	Netting*	Total
December 31, 2019
Assets at fair value:
Bonds
Industrial and miscellaneous	$-	$11	$1	$-	$12
Total bonds	-	11	1	-	12
Preferred stock
Common stock
Industrial and miscellaneous	72	-	20	-	92
Mutual funds	-	37	-	-	37
Parent, subsidiaries and affiliates	6	-	-	-	6
Total common stock	78	37	20	-	135
Derivative assets:
Interest rate contracts	1	1,169	-	-	1,170
Foreign exchange contracts	-	438	-	-	438
Equity contracts	5	3,357	154	-	3,516
Credit contracts	-	-	3	-	3
Counterparty netting	-	-	-	(4,502)	(4,502)
Total derivative assets	6	4,964	157	(4,502)	625
Separate account assets	47,758	1,977	-	-	49,735
Total assets at fair value	$47,842	$6,989	$178	$(4,502)	$50,507
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$-	$1,226	$-	$-	$1,226
Foreign exchange contracts	-	395	-	-	395
Equity contracts	5	3,073	23	-	3,101
Credit contracts	-	-	-	-	-
Other contracts	-	-	7	-	7
Counterparty netting	-	-	-	(4,502)	(4,502)
Total derivative liabilities	5	4,694	30	(4,502)	227
Total liabilities at fair value	$5	$4,694	$30	$(4,502)	$227
December 31, 2018
Assets at fair value:
Bonds
U.S. special revenue	$-	$-	$1	$-	$1
Industrial and miscellaneous	-	4	13	-	17
Total bonds	-	4	14	-	18
Preferred stock
Industrial and miscellaneous	-	-	75	-	75
Total preferred stock	-	-	75	-	75
Common stock
Industrial and miscellaneous	21	-	3	-	24
Mutual funds	41	-	-	-	41
Total common stock	62	-	3	-	65
Derivative assets:
Interest rate contracts	-	212	-	-	212
Foreign exchange contracts	-	511	-	-	511
Equity contracts	129	704	69	-	902
Counterparty netting	-	-	-	(1,138)	(1,138)
Total derivative assets	129	1,427	69	(1,138)	487
Separate account assets	42,094	1,905	-	-	43,999
Total assets at fair value	$42,285	$3,336	$161	$(1,138)	$44,644
Liabilities at fair value:
Derivative liabilities:
Interest rate contracts	$3	$82	$-	$-	$85
Foreign exchange contracts	-	266	-	-	266
Equity contracts	9	640	-	-	649
Other contracts	-	-	6	-	6
	41

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

				Counterparty
(in millions)	Level 1	Level 2	Level 3	Netting*	Total
Counterparty netting	$-	$-	$-	$(1,138)	$(1,138)
Total derivative liabilities	12	988	6	(1,138)	(132)
Total liabilities at fair value	$12	$988	$6	$(1,138)	$(132)

* Represents netting of derivative exposures covered by a qualifying master netting agreement.

Changes in Level 3 Fair Value Measurements

The following tables present changes in Level 3 assets and liabilities measured at fair value and the gains (losses) related to the Level 3 assets and liabilities that remained on the Statutory Statements of Admitted Assets, Liabilities and Capital and Surplus:

		Preferred	Common	Derivative	Total	Derivative
(in millions)	Bonds	Stocks	Stocks	Assets	Assets	Liabilities
Balance, January 1, 2017	$160	-	$-	$55	$215	$5
Total realized/unrealized capital gains or losses:
Included in net income	(5)	-	-	15	10	1
Included in surplus	17	-	-	24	41	-
Purchases, issuances and settlements	45	-	3	(15)	33	(1)
Transfers into Level 3	1	-	-	-	1	-
Transfers out of Level 3	(216)	-	-	-	(216)	-
Balance, December 31, 2017	$2	-	$3	$79	$84	$5
Total realized/unrealized capital gains or losses:
Included in net income	(1)	-	-	13	12	1
Included in surplus	(1)	-	6	(44)	(39)	1
Purchases, issuances and settlements	12	75	1	21	109	(1)
Transfers into Level 3	17	-	-	-	17	-
Transfers out of Level 3	(15)	-	(7)	-	(22)	-
Balance, December 31, 2018	$14	75	$3	$69	$161	$6
Total realized/unrealized capital gains or losses:
Included in net income	-	-	(7)	(19)	(26)	12
Included in surplus	(1)	-	(1)	67	65	23
Purchases, issuances and settlements	(2)	-	2	40	40	(11)
Transfers into Level 3	15	-	23	-	38	-
Transfers out of Level 3	(25)	(75)	-	-	(100)	-
Balance, December 31, 2019	$1	-	$20	$157	$178	$30

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and thus observable. Transfers out of level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

In both 2019 and 2018, there were no transfers between Level 1 and Level 2 securities and transfers between Level 2 and Level 3 securities were less than one million.

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized capital gains (losses) on instruments held at December 31, 2019 and 2018 may include changes in fair value that were attributable to both observable and unobservable inputs.

Quantitative Information About Level 3 Fair Value Measurements

The Company had no quantitative information about level 3 fair value measurements to report at December 31, 2019.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Gross Basis Fair Value Measurements

The following table presents the Company's derivative assets and liabilities measured at fair value, on a gross basis, before counterparty and cash collateral netting:

(in millions)	Level 1	Level 2	Level 3	Total
December 31, 2019
Derivative assets at fair value	$6	$4,964	$157	$5,127
Derivative liabilities at fair value	5	4,694	30	4,729
December 31, 2018
Derivative assets at fair value	$129	$1,427	$69	$1,625
Derivative liabilities at fair value	12	988	6	1,006

10. AGGREGATE POLICY RESERVES AND DEPOSIT FUND LIABILITIES

The following table presents the Company's reserves by major category:

	Years ended December 31,
(in millions)	2019	2018
Life insurance	$38,744	$37,837
Annuities (excluding supplementary contracts with life contingencies)	78,030	72,274
Supplementary contracts with life contingencies	531	517
Accidental death benefits	18	20
Disability - active lives	32	34
Disability - disabled lives	247	255
Excess of AG 43 reserves over basic reserves	1,291	1,303
Deficiency reserves	1,660	1,497
Other miscellaneous reserve	1,032	832
Gross life and annuity reserves	121,585	114,569
Reinsurance ceded	(23,953)	(23,214)
Net life and annuity reserves	97,632	91,355
Accident and health reserves
Unearned premium reserves	10	11
Present value of amounts not yet due on claims	230	255
Additional contract reserves	543	544
Gross accident and health reserves	783	810
Reinsurance ceded	(17)	(22)
Net accident and health reserves	766	788
Aggregate policy reserves	$98,398	$92,143

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the withdrawal characteristics of annuity actuarial reserves and deposit-type contract funds and other liabilities without life contingencies:

A. Individual Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$22,754	$1,698	$-	$24,452	24.04%
	b. At book value less current surrender
	charge of 5% or more	10,062	-	-	10,062	9.89%
	c. At fair value	-	54	26,954	27,008	26.56%
	d. Total with market adjustment or at fair value	32,816	1,752	26,954	61,522	60.49%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	25,741	-	3	25,744	25.32%
(2)	Not subject to discretionary withdrawal	14,365	13	51	14,429	14.19%
(3)	Total (gross: direct + assumed)	$72,922	$1,765	$27,008	$101,695	100.00%
(4)	Reinsurance ceded	270	-	-	270
(5)	Total (net)* (3) - (4)	$72,652	$1,765	$27,008	$101,425
(6)	Amount included in A(1)b above that will move
	to A(1)e in the year after statement date:	$1,530	$-	$-	$1,530

*Reconciliation of total annuity actuarial reserves and deposit fund liabilities.

B.Group Annuities:

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$195	$69	$-	$264	0.92%
	b. At book value less current surrender
	charge of 5% or more	69	-	-	69	0.24%
	c. At fair value	-	-	18,372	18,372	64.00%
	d. Total with market adjustment or at fair value	264	69	18,372	18,705	65.16%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	2,980	-	-	2,980	10.38%
(2)	Not subject to discretionary withdrawal	2,394	4,629	-	7,023	24.46%
(3)	Total (gross: direct + assumed)	$5,638	$4,698	$18,372	$28,708	100.00%
(4)	Reinsurance ceded	67	-	-	67
(5)	Total (net)* (3) - (4)	$5,571	$4,698	$18,372	$28,641
(6)	Amount included in B(1)b above that will move
	to B(1)e in the year after statement date:	$18	$-	$-	$18

C. Deposit-Type Contracts (no life contingencies):

			December 31, 2019
			Separate	Separate
			account with	account		% of
(in millions)		General account	guarantees	nonguaranteed	Total	Total
(1)	Subject to discretionary withdrawal :
	a. With market value adjusted	$-	$-	$-	$-	-%
	b. At book value less current surrender
	charge of 5% or more	-	-	-	-	-%
	c. At fair value	-	-	-	-	-%
	d. Total with market adjustment or at fair value	-	-	-	-	-%
	e. At book value without adjustment
	(minimal or no charge or adjustment)	641	-	1	642	5.28%
(2)	Not subject to discretionary withdrawal	11,415	-	101	11,516	94.72%
(3)	Total (gross: direct + assumed)	$12,056	$-	$102	$12,158	100.00%
(4)	Reinsurance ceded	18	-	-	18
(5)	Total (net)* (3) - (4)	$12,038	$-	$102	$12,140
(6)	Amount included in C(1)b above that will move
	to C(1)e in the year after statement date:	$-	$-	$-	$-

* Represents annuity reserves reported in separate accounts liabilities.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Withdrawal characteristics of Life Actuarial Reserves as of December 31, 2019:

December 31, 2019
	General Account			Separate Account - Nonguaranteed
	Account			Account
(in millions)	value	Cash value	Reserve	value	Cash value	Reserve

ASubject to discretionary withdrawal, surrender values, or policy loans:

(1)	Term policies with cash value	$1	$354	$2,767	$	- $	- $	-
(2)	Universal life	6,270	6,108	6,927		-	-	-
(3)	Universal life with secondary guarantees	1,760	1,444	6,405		-	-	-
(4)	Indexed universal life	628	529	627		-	-	-
(5)	Indexed universal life with secondary	817	517	915		-	-	-
(6)	Indexed life	-	-	-		-	-	-
(7)	Other permanent cash value life insurance	2,116	8,658	9,970		1,802	1,802	1,802
(8)	Variable life	-	-	-		-	-	-
(9)	Variable universal life	122	106	126		947	947	1,958
(10) Miscellaneous reserves		-	-	-		-	-	-

BNot subject to discretionary withdrawal or no cash values

	(1)	Term policies without cash value	XXX	XXX	$11,007	XXX	XXX	$-
	(2)	Accidental death benefits	XXX	XXX	18	XXX	XXX	-
	(3)	Disability - active lives	XXX	XXX	32	XXX	XXX	-
	(4)	Disability - disabled lives	XXX	XXX	247	XXX	XXX	-
	(5)	Miscellaneous reserves	XXX	XXX	2,509	XXX	XXX	-
C Total (gross: direct + assumed)			$11,714	$17,716	$41,550	$2,749	$2,749	$3,760
D	Reinsurance ceded		5,841	8,657	23,598	-	-	-
E	Total (net) (C) - (D)		$5,873	$9,059	$17,952	$2,749	$2,749	$3,760

11. SEPARATE ACCOUNTS

Separate Accounts

The separate accounts held by the Company consist primarily of variable life insurance policies and variable annuities. These contracts generally are non-guaranteed in nature such that the benefit is determined by the performance and/or market value of the investments held in the separate account. The net investment experience of the separate account is credited directly to the policyholder and can be positive or negative.

Certain other separate accounts relate to MVA fixed annuity contracts in which the assets are carried at amortized cost. These policies are required to be held in the Company's separate account by certain states, including Texas.

Certain other separate accounts relate to flexible premium adjustable life insurance and terminal funding annuities in which the assets are carried at amortized cost. These contracts provide the greater of guaranteed interest returns defined in the policy or interest in excess of the guaranteed rate as defined by the Company.

The Company does not engage in securities lending transactions within the separate accounts.

In accordance with the products/transactions recorded within the separate account, some assets are considered legally insulated whereas others are not legally insulated from the general account. The legal insulation of the separate account assets prevents such assets from being generally available to satisfy claims resulting from the general account.

During 2019, AGL established an insulated subaccount CRT-1 of separate account CRT for a reinsurance transaction. Excluding the initial premium and after foreign exchange conversions, the aggregate amount transferred from the subaccount CRT-1 to the general account, was less than $1 million during the fourth quarter of 2019 and on a cumulative basis. A reserve of $0 is maintained at December 31, 2019 in the general account related to subaccount CRT-1. The insulated separate account maintained a reserve of $173 million at December 31, 2019 for this subaccount CRT-1.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents separate account assets by product or transaction:

	December 31, 2019		December 31, 2018
		Separate		Separate
	Legally	Accounts Assets	Legally	Accounts Assets
	Insulated	(Not Legally	Insulated	(Not Legally
(in millions)	Assets	Insulated)	Assets	Insulated)
Variable annuities	$46,380	$-	$40,920	$-
Variable life	3,354	-	3,055	-
Bank-owned life insurance - hybrid	444	-	804	-
Deferred annuities with MVA features	491	-	225	-
Terminal funding	4,988	-	3,175	-
Stable value wrap	51	-	-	-
Annuities with MVA features	-	1,616	-	1,243
Fixed annuities excess interest adjustment features	-	206	-	196
Total	$55,708	$1,822	$48,179	$1,439

Some separate account liabilities are guaranteed by the general account. To compensate the general account for the risks taken, the separate accounts pay risk charges to the general account.

If claims were filed on all contracts, the current total maximum guarantee the general account would provide to the separate account as of December 31, 2019 and 2018 is $5.5 billion and $6.7 billion, respectively.

There was no separate account business seed money at December 31, for both 2019 and 2018.

The following table presents the risk charges paid by the separate accounts and the guarantees paid by the general account:

	Risk Charge	Guarantees
	paid by the	Paid by the
	Separate	General
(in millions)	Account	Account
2019	$383	$35
2018	324	41
2017	292	40
2016	330	52
2015	279	52

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information regarding the separate accounts:

		Non-	Non-
		indexed	indexed	Non-
		Guarantee	Guarantee	guaranteed
		less than or	more than	Separate
(in millions)	Indexed	equal to 4%	4%	Accounts	Total
December 31, 2019
Premiums, considerations or deposits	$397	$-	$16	$3,693	$4,106
Reserves for accounts with assets at:
Market value	$-	$-	$-	$48,744	$48,744
Amortized costs	1,258	5,178	422	-	6,858
Total reserves	$1,258	$5,178	$422	$48,744	$55,602
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$1,258	$3,567	$422	$-	$5,247
At market value	-	-	-	48,639	48,639
Subtotal	1,258	3,567	422	48,639	53,886
Not subject to discretionary withdrawal	-	1,611	-	105	1,716
Total reserves	$1,258	$5,178	$422	$48,744	$55,602
December 31, 2018
Premiums, considerations or deposits	$241	$-	$43	$3,090	$3,374
Reserves for accounts with assets at:
Market value	$-	$-	$-	$42,885	$42,885
Amortized costs	958	3,769	415	-	5,142
Total reserves	$958	$3,769	$415	$42,885	$48,027
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$958	$2,199	$415	$-	$3,572
At market value	-	-	-	42,802	42,802
Subtotal	958	2,199	415	42,802	46,374
Not subject to discretionary withdrawal	-	1,570	-	83	1,653
Total reserves	$958	$3,769	$415	$42,885	$48,027
December 31, 2017
Premiums, considerations or deposits	$185	$-	$70	$4,444	$4,699
Reserves for accounts with assets at:
Market value	$-	$-	$-	$48,116	$48,116
Amortized costs	739	3,096	395	-	4,230
Total reserves	$739	$3,096	$395	$48,116	$52,346
By withdrawal characteristics:
Subject to discretionary withdrawal with MVA	$739	$596	$395	$-	$1,730
At market value	-	-	-	48,030	48,030
Subtotal	739	596	395	48,030	49,760
Not subject to discretionary withdrawal	-	2,500	-	86	2,586
Total reserves	$739	$3,096	$395	$48,116	$52,346

Reconciliation of Net Transfers to or from Separate Accounts

The following table presents a reconciliation of the net transfers to (from) separate accounts:

	Years ended December 31,
(in millions)	2019	2018	2017
Transfers to separate accounts	$4,106	$3,373	$4,699
Transfers from separate accounts	(4,298)	(4,147)	(3,393)
Net transfers from separate accounts	(192)	(774)	1,306
Reconciling adjustments:
Deposit-type contracts	-	-	-
Total reconciling adjustments	-	-	-
Transfers as reported in the Statutory Statements of Operations	$(192)	$(774)	$1,306

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

12. RESERVES FOR GUARANTEED POLICY BENEFITS AND ENHANCEMENTS

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include GMDB that are payable in the event of death, and living benefits that are payable in the event of annuitization, or, in other instances, at specified dates during the accumulation period. Living benefits include guaranteed minimum withdrawal benefits (GMWB) and, to a lesser extent, guaranteed minimum accumulation benefits (GMAB), which are no longer offered. A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder generally can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, i.e. the features are mutually exclusive. A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features; as a result, the net amount at risk for each feature is not additive to that of other features.

Reserves for GMDB, GMIB and GMWB were included in the VACARVM reserves. Total reserves in excess of basic reserves were $1.3 billion at December 31, 2019 and 2018. The Company chose to record reserves in excess of AG 43 minimum reserves at both December 31, 2019 and 2018, such that the reserves in both periods equal the C3 Phase II Total Asset Requirement level.

GMDB and GMIB

Depending on the product, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is the Company's most widely offered benefit; variable annuity contracts may also include GMIB to a lesser extent, which is no longer offered.

The net amount at risk, which represents the guaranteed benefit exposure in excess of the current account value if death claims were filed on all contracts related to GMDB, was $0.9 billion and $2.3 billion at December 31, 2019 and 2018, respectively.

GMWB

Certain of the Company's variable annuity contracts offer optional GMWB. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) are living.

The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value. The net amount at risk related to these guarantees was $281 million and $185 million at December 31, 2019 and 2018, respectively. The Company uses derivative instruments and other financial instruments to mitigate a portion of the exposure that arises from GMWB.

13. PARTICIPATING POLICY CONTRACTS

Participating policy contracts entitle a policyholder to share in earnings through dividend payments. These contracts represented 1.0 percent of gross insurance in-force at December 31, 2019, 2018 and 2017. Policyholder dividends for the years ended December 31, 2019, 2018 and 2017 were $4 million, ($13) million and $18 million, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

14. PREMIUM AND ANNUITY CONSIDERATION DEFERRED AND UNCOLLECTED

The following table presents the deferred and uncollected insurance premiums and annuity consideration (before deduction for amounts non-admitted):

	December 31, 2019		December 31, 2018
		Net of		Net of
(in millions)	Gross	Loading	Gross	Loading
Ordinary new business	$(18)	$(18)	$(10)	$(10)
Ordinary renewal	(336)	170	(395)	147
Group life	1	1	1	1
Total	$(353)	$153	$(404)	$138

15. REINSURANCE

In the ordinary course of business, the Company utilizes internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. Reinsurance agreements do not relieve the Company of its direct obligations from its beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations assumed under any reinsurance agreement. In addition, the Company assumes reinsurance from other insurance companies.

Reinsurance premiums assumed in 2019, 2018 and 2017 were $238 million, $26 million and $30 million, respectively. Reinsurance premiums ceded in 2019, 2018 and 2017 were $2.9 billion, $25.2 billion and $2.6 billion, respectively. Additionally, reserves on reinsurance assumed were $1.6 billion at December 31, 2019 and $1.4 billion at both December 31, 2018 and 2017. The reserve credit taken on reinsurance ceded was $24.0 billion, $23.3 billion and $22.3 billion at December 31, 2019, 2018 and 2017, respectively. Amounts payable or recoverable for reinsurance on policy and contract liabilities are not subject to periodic or maximum limits. At December 31, 2019 and 2018, the Company's reinsurance recoverables were $366 million and $306 million, respectively.

The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel any reinsurance for reasons other than for nonpayment of premium or other similar credits. The Company has no reinsurance agreements in effect such that the amount of losses paid or accrued through the statement date may result in a payment to the reinsurer of amounts which, in aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total revenue collected under the reinsured policies.

The NAIC Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) requires U.S. life insurers to establish additional statutory reserves for term life insurance policies with long-term premium guarantees and universal life policies with secondary guarantees (ULSGs). In addition, NAIC Actuarial Guideline 38 (Guideline AXXX) clarifies the application of Regulation XXX as to these guarantees, including certain ULSGs. Prior to 2016, the Company managed the capital impact of statutory reserve requirements under Regulation XXX and Guideline AXXX through intercompany reinsurance transactions. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) were ceded to the Parent under a coinsurance/modified coinsurance agreement effective January 1, 2011 (the AGC Life Co/Modco Agreement), prior to the recapture of in-force business effective December 31, 2016. New business is still ceded under this treaty.

In 2019, the AGC Life Co/Modco Agreement increased the Company's pre-tax earnings by $520 million, while in 2018, the AGC Life Co/Modco Agreement increased pre-tax earnings by $382 million. In 2017, the AGC Life Co/Modco Agreement increased pre-tax earnings by $289 million.

In February 2018, American General Life Insurance Company and its U.S. life insurance company affiliates, VALIC and The United States Life Insurance Company in the City of New York, each executed their respective Modified Coinsurance (ModCo) Agreements (The Agreements) with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), at the time a wholly owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. The Agreements were effective as of January 1, 2017 in respect of certain closed blocks of

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

business (including structured settlements and single premium immediate annuities). Fortitude Group Holdings, LLC (Fortitude Holdings) was formed by AIG to act as a holding company for FRL.

The initial consideration represented the book value of ModCo Assets held by the Company on behalf of FRL and was equal to the ModCo Reserves ceded at the effective date. While there was no net impact from the initial accounting as of the effective date, there was a significant offsetting impact on certain individual line items in the Summary of Operations.

Total returns on the ModCo Assets subsequent to the effective date inure to the benefit of FRL and are reported with the ModCo reserve adjustments. The Company did not receive a ceding commission at contract inception.

The Company completed its initial settlement with FRL in June 2018 and settles all payable or receivable balances quarterly. The fourth quarter settlement of $201 million was paid in February 2020.

On November 13, 2018, AIG completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. Subsequent to this sale, Fortitude Holdings owns 100 percent of the outstanding common shares of FRL and AIG has an 80.1 percent ownership interest in Fortitude Holdings.

On November 25, 2019, AIG entered into a membership interest purchase agreement with Fortitude Holdings, The Carlyle Group L.P. (Carlyle), Carlyle FRL, L.P., an investment fund advised by an affiliate of Carlyle (Carlyle FRL), T&D United Capital Co., Ltd. (T&D) and T&D Holdings, Inc., pursuant to which, subject to the satisfaction or waiver of certain conditions set forth therein, Carlyle FRL will purchase from AIG a 51.6 percent ownership interest in Fortitude Holdings and T&D will purchase from AIG a 25 percent ownership interest in Fortitude Holdings. Upon closing of the Fortitude Sale, AIG will have a 3.5 percent ownership interest in Fortitude Holdings. Additional information about this transaction is set forth in AIG's Parent 10-K for year ending December 31, 2019.

The table below presents the impact of the execution of the ModCo Agreement in February 2018 with an effective date of January 1, 2017, by line item in the Company's statements of assets, liabilities, surplus and other funds and on the summary of operations:

				Balance as of
				December 31, 2019
Statutory Statements of Assets, Liabilities and Capital and

Funds withheld				$199

			Total Reported	As of and Year
		As of and Year	at	Ended
Increase (Decrease)	Initial	Ended December	December 31,	December 31,
(in millions)	Accounting	31, 2018 and 2017	2018	2019
Statutory Statement of Operations
Premiums and annuity considerations	$(22,152)	$(602)	$(22,754)	$(280)
Commissions and expense allowances	-	109	110	52
Reserve adjustments on reinsurance ceded	22,152	(3,478)	18,675	(1,549)
Total revenues	-	(3,971)	(3,969)	(1,777)
Death benefits	-	(498)	(498)	(273)
Annuity benefits	-	(2,060)	(2,059)	(1,017)
Surrender benefits	-	(264)	(264)	(124)
Other benefits	-	(498)	(498)	(284)
Other expenses	-	(1)	(1)	-
Total benefits and expenses	-	(3,321)	(3,320)	(1,698)
Net gain from operations before dividends to
policyholders and federal income taxes	-	(650)	(649)	(79)
Dividends to policyholders	-	(25)	(25)	(12)
Net gain from operations after dividends to
policyholders and before federal income	$-	$(625)	$(624)	$(67)

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

During 2019, 2018 and 2017, the Company commuted reinsurance treaties with non-affiliated reinsurers, which resulted in increases in the Company's pre-tax earnings of less than a million dollars.

The Company has an annuity Co/Modco agreement with an affiliate, AIG Life of Bermuda, Ltd. (AIGB), in which AIGB reinsures certain deferred annuity contracts issued between 2003 and 2007. The agreement is such that the Company retains and controls assets held in relation to the related reserve. As of December 31, 2019 and 2018, the assets and liabilities resulting from the agreement and recorded in the accompanying financial statements were $6.5 billion and $7.2 billion, respectively. In 2019, the Agreement decreased the Company's pre-tax earnings by $1 million and $1 million and $2 million in 2018 and 2017, respectively.

16. FEDERAL INCOME TAXES

U.S. Tax Reform Overview

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and has made an accounting policy election to treat GILTI taxes in a similar manner. No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2019.

The following table presents the components of the net deferred tax assets and liabilities:

	December 31, 2019			December 31, 2018					Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary		Capital	Total
Gross DTA	$2,353	$1,540	$3,893	$1,837	$1,645	$3,482	$516		$(105)	$411
Statutory valuation allowance adjustment	-	-	-	-	220	220	-		(220)	(220)
Adjusted gross DTA	2,353	1,540	3,893	1,837	1,425	3,262	516		115	631
DTA non-admitted	1,348	1,540	2,888	928	1,425	2,353	420		115	535
Net admitted DTA	1,005	-	1,005	909	-	909	96		-	96
DTL	387	-	387	392	-	392	(5)		-	(5)
Total	$618	$-	$618	$517	$-	$517	$101	$	- $	101

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the ordinary and capital DTA admitted assets as the result of the application of SSAP 101:

	December 31, 2019			December 31, 2018						Change
(in millions)	Ordinary	Capital	Total	Ordinary	Capital	Total		Ordinary		Capital	Total
Admission calculation components
SSAP 101
Federal income taxes paid in prior
years recoverable through loss
carry backs	$-	$-	$-	$-	$-	$-	$	- $		- $	-
Adjusted gross DTA expected to be
realized (excluding amount of DTA
from above) after application of the
threshold limitation	618	-	618	517	-	517		101		-	101
1. Adjusted gross DTA expected
to be realized following the
reporting date	618	-	618	517	-	517		101		-	101
2. Adjusted gross DTA allowed
per limitation threshold	-	-	1,145	-	-	1,114		-		-	31
Adjusted gross DTA (excluding the
amount of DTA from above) offset
by gross DTL	387	-	387	392	-	392		(5)		-	(5)
DTA admitted as the result of
application of SSAP 101	$1,005	$-	$1,005	$909	$-	$909		$96	$	- $	96

The following table presents the ratio percentage and amount of adjusted capital to determine the recovery period and threshold limitation amount:

	Years ended December 31,
($ in millions)	2019	2018
Ratio percentage used to determine recovery period and threshold limitation amount	724%	738%
Amount of adjusted capital and surplus used to determine recovery period and
threshold limitation amount	$7,636	$7,423

The Company has no tax planning strategies used in the determination of adjusted gross DTA's or net admitted DTA's.

The Company's planning strategy does not include the use of reinsurance.

The Company is not aware of any significant DTLs that are not recognized in the statutory financial statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following tables present the major components of the current income tax expense and net deferred tax assets (liabilities):

	Years Ended December 31,
(in millions)	2019	2018	2017
Current income tax expense
Federal	$760	$513	$1,025
Foreign	-	-	-
Subtotal	760	513	1,025
Federal income tax on net capital gains (losses)	81	(88)	(433)
Federal income tax incurred	$841	$425	$592

	Years Ended December 31,
(in millions)	2019	2018	Change
Deferred tax assets:
Ordinary:
Policyholder reserves	$1,068	$812	$256
Investments	27	50	(23)
Deferred acquisition costs	658	366	292
Fixed assets	377	373	4
Compensation and benefits accrual	48	41	7
Tax credit carryforward	141	151	(10)
Other (including items less than 5% of total ordinary tax assets)	34	44	(10)
Subtotal	2,353	1,837	516
Statutory valuation allowance adjustment	-	-	-
Non-admitted	1,348	928	420
Admitted ordinary deferred tax assets	1,005	909	96
Capital:
Investments	1,540	1,645	(105)
Subtotal	1,540	1,645	(105)
Statutory valuation allowance adjustment	-	220	(220)
Non-admitted	1,540	1,425	115
Admitted capital deferred tax assets	-	-	-
Admitted deferred tax assets	1,005	909	96
Deferred tax liabilities:
Ordinary:
Deferred and uncollected premium	92	78	14
Policyholder reserves	231	269	(38)
General expense	64	45	19
Subtotal	387	392	(5)
Capital:
Other (including items less than 5% of total capital tax liabilities)	-	-	-
Subtotal	-	-	-
Deferred tax liabilities	387	392	(5)
Net deferred tax assets	$618	$517	$101

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The change in net deferred income taxes is comprised of the following (this analysis is exclusive of non- admitted assets as the change in non-admitted assets and the change in net deferred income taxes are reported in separate components of capital and surplus):

			Years Ended December 31,
(in millions)				2019	2018	Change
Total adjusted deferred tax assets				$3,893 $	3,262 $	631
Total deferred tax liabilities				387	392	(5)
Net adjusted deferred tax assets				$3,506 $	2,870	636
Tax effect of unrealized gains (losses)						350
Tax effect of unrealized gains (losses) recorded in cumulative effect of
changes in accounting principle						(85)
Change in net deferred income tax						$901
The provision for incurred federal taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents the significant items causing this difference:

	December 31, 2019		December 31, 2018		December 31, 2017
		Effective		Effective		Effective
(in millions)	Amount	Tax Rate	Amount	Tax Rate	Amount	Tax Rate
Income tax expense at applicable rate	$196	21.0%	$208	21.0%	$465	35.0%
Change in valuation adjustment	(220)	(23.6)	220	22.2	(366)	(27.6)
Amortization of interest maintenance reserve	71	7.6	(30)	(3.0)	(43)	(3.3)
Prior year return true-ups and adjustments	(60)	(6.4)	7	0.7	(32)	(2.4)
Surplus adjustments	(44)	(4.6)	8	0.8	(3)	(0.2)
Dividends received deduction	(29)	(3.1)	(20)	(2.1)	(47)	(3.6)
Other permanent adjustments	12	1.2	1	0.1	9	0.7
Disregarded entities	10	1.1	20	2.1	23	1.8
Change in non-admitted assets	4	0.4	(13)	(1.3)	(1)	(0.1)
Impact of Tax Act	-	-	-	-	1,836	138.3
Reinsurance	-	-	-	-	37	2.8
Statutory income tax expense (benefit)	$(60)	(6.4)%	$401	40.5%	$1,878	141.4%
Federal income taxes incurred	$841	90.2%	$425	42.9%	$592	44.6%
Change in net deferred income taxes	(901)	(96.6)	(24)	(2.4)	1,286	96.8
Statutory income tax expense (benefit)	$(60)	(6.4)%	$401	40.5%	$1,878	141.4%
At December 31, 2019, the Company had the following foreign tax credits carryforwards:
(in millions)
Year Expires						Amount
2020						$8
2021						8
2022						7
2023						1
2024						1
Total						$25

At December 31, 2019, the Company had no operating loss carryforwards or capital loss carryforwards. At December 31, 2019, the Company had an alternative minimum tax credit of $3 million.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

At December 31, 2019, the Company had the following general business credit carryforwards: (in millions)

Year Expires	Amount
2025	$9
2026	9
2027	10
2028	13
2029	19
2030	38
2031	7
2032	8
Total	$113

At December 31, 2019, the Company had charitable contribution carryforwards less than a million dollars, which expire in 2021.

The following table presents income tax incurred that is available for recoupment in the event of future net losses:

(in millions)
December 31,	Capital
2017	$198
2018	15
2019	155
Total	$368

In general, realization of DTAs depends on a company's ability to generate sufficient taxable income of the appropriate character within the carryforward periods in the jurisdictions in which the net operating losses and deductible temporary differences were incurred. In accordance with the requirements established in SSAP 101, the Company assessed its ability to realize DTAs of $3.9 billion and concluded that no valuation allowance was required at December 31, 2019. Similarly, the Company concluded that a valuation allowance of $220 million was required on the DTAs of $3.5 billion at December 31, 2018.

The Company had no deposits admitted under Internal Revenue Code Section 6603.

The Company joins in the filing of a consolidated federal income tax return with AIG Parent.

The Company has a written agreement with AIG Parent under which each subsidiary agrees to pay AIG Parent an amount equal to the consolidated federal income tax expense multiplied by the ratio that the subsidiary's separate return tax liability bears to the consolidated tax liability, plus one hundred percent of the excess of the subsidiary's separate return tax liability over the allocated consolidated tax liability. AIG Parent agrees to pay each subsidiary for the tax benefits, if any, of net operating losses, net capital losses and tax credits which are not usable by the subsidiary but which are used by other members of the consolidated group.

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

	Years Ended December 31,
(in millions)	2019	2018
Gross unrecognized tax benefits at beginning of year	$17	$16
Increases in tax position for prior years	-	1
Decreases in tax position for prior years	-	-
Gross unrecognized tax benefits at end of year	$17	$17

As of December 31, 2019 and 2018, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $17 million and $17 million respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At December 31, 2019 and 2018, the Company had accrued liabilities of $6.5 million and $5.7 million, respectively, for the payment of interest (net of the federal benefit) and penalties. In 2019, 2018 and 2017, the Company recognized expense of less than $1 million interest (net of the federal benefit) and penalties.

The Company regularly evaluates proposed adjustments by taxing authorities. At December 31, 2019, such proposed adjustments would not have resulted in a material change to the Company's financial condition, although it is possible that the effect could be material to the Company's results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, the Company does not expect any change to be material to its financial condition.

The Company is currently under Internal Revenue Service (IRS) examinations for the taxable years 2007-2013. Although the final outcome of possible issues raised in any future examination are uncertain, the Company believes that the ultimate liability, including interest, will not materially exceed amounts recorded in the financial statements. The Company's taxable years 2001-2019 remain subject to examination by major tax jurisdictions.

The Company is not subject to the repatriation transition tax for the year ended December 31, 2019.

Alternative Minimum Tax Credit

(in thousands)		2019
(1)	Gross AMT Credit Recognized as:
a.	Current year recoverable	$9
b.	Deferred tax asset (DTA)	3
(2)	Beginning balance of AMT credit carryforward	$6
(3)	Amounts recovered	3
(4)	Adjustments	-
(5)	Ending Balance of AMT credit carryforward (5=2-3-4)	3
(6)	Reduction for sequestration	-
(7)	Nonadmitted by reporting entity	3
(8)	Reporting entity ending balance (8=5-6-7)	$-

17. CAPITAL AND SURPLUS

RBC standards are designed to measure the adequacy of an insurer's statutory capital and surplus in relation to the risks inherent in its business. The RBC standards consist of formulas that establish capital requirements relating to asset, insurance, business and interest rate risks. The standards are intended to help identify companies that are under-capitalized, and require specific regulatory actions in the event an insurer's RBC is deficient. The RBC formula develops a risk-adjusted target level of adjusted statutory capital and surplus by applying certain factors to various asset, premium and reserve items. Higher factors are applied to more risky items and lower factors are applied to less risky items. Thus, the target level of statutory surplus varies not only because of the insurer's size, but also on the risk profile of the insurer's operations. At December 31, 2019, the Company exceeded RBC requirements that would require any regulatory action.

Dividends that the Company may pay to the Parent in any year without prior approval of the TDI are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which the Company can pay without the Company obtaining the prior approval of the TDI is limited to the greater of: (1) 10 percent of the Company's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of the Company's unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2020 without prior approval of the TDI is $629 million. Dividend payments in excess of positive retained earnings are classified and reported as a return of capital.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Dividends are paid as determined by the Board of Directors and are noncumulative. The following table presents the dividends paid by the Company during 2019, 2018 and 2017:

			Amount
Date	Type	Cash or Non-cash	(in millions)
2019
March 28, 2019	Extraordinary	Cash	$330
June 26, 2019	Extraordinary	Cash	330
September 25, 2019	Ordinary	Cash	230
2018
March 27, 2018	Extraordinary	Cash	$337
June 26, 2018	Extraordinary	Cash	680
September 24, 2018	Extraordinary	Cash	680
2017
March 30, 2017	Extraordinary	Cash	$452
March 30, 2017	Extraordinary	Non-Cash	482
March 30, 2017	Return of Capital	Cash	178
June 29, 2017	Extraordinary	Cash	538
September 28,2017	Extraordinary	Cash	50
December 26,2017	Extraordinary	Cash	200

The Company's cumulative preferred stock has an $80 dividend rate and is redeemable at $1,000 per share. The holder of this stock, the Parent, is entitled to one vote per share.

18. RETIREMENT PLANS AND SHARE-BASED AND DEFERRED COMPENSATION PLANS

The Company does not directly sponsor any defined benefit or defined contribution plans and does not participate in any multi-employer plans.

Employee Retirement Plan

The Company's employees participate in various AIG Parent-sponsored defined benefit pension and postretirement plans. AIG Parent, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans; its obligation results from AIG Parent's allocation of the Company's share of expenses from the plans based on participants' earnings for the pension plans and on estimated claims less contributions from participants for the postretirement plans.

Effective January 1, 2016, the U.S. defined benefit pension plans were frozen. Consequently, these plans are closed to new participants and current participants no longer earn benefits. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents information about employee-related costs (expense credits) allocated to the Company:

	Years ended December 31,
(in millions)	2019	2018	2017
Defined benefit plans	$(2)	$(12)	$2
Postretirement medical and life insurance plans	1	1	2
Total	$(1)	$(11)	$4

Defined Contribution Plan

AIG Parent sponsors a 401(k) plan which provides for pre-tax salary reduction contributions by its U.S. employees. The Company made matching contributions of 100 percent of the first six percent of participant contributions, subject to IRS- imposed limitations.

Effective January 1, 2016, AIG Parent provides participants in the plan an additional fully vested, non-elective, non- discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the IRS-imposed limitations.

The Company's pre-tax expense associated with this plan was $28 million, $27 million and $26 million in 2019, 2018 and 2017, respectively.

Share-based and Deferred Compensation Plans

During 2016 and 2015, certain Company employees were granted performance share units under the AIG Parent 2013 Long Term Incentive Plan that provide them the opportunity to receive shares of AIG Parent common stock based on AIG Parent achieving specified performance goals at the end of a three-year performance period and the employee satisfies service requirements. The Company recognized compensation expense of $27 million, $28 million and $33 million for awards granted in 2019, 2018 and 2017, respectively.

Prior to 2013, some of the Company's officers and key employees were granted restricted stock units and stock appreciation rights that provide for cash settlement linked to the value of AIG Parent common stock if certain requirements were met. The Company recognized less than $1 million of expenses for unsettlement awards in 2019. During 2018 and 2017, the Company did not recognize any expense for unsettled awards.

19. DEBT

The Company is a member of the Federal Home Loan Bank (FHLB) of Dallas. The Company's interest in the stock of FHLB of San Francisco was redeemed on March 24, 2016.

Membership with the FHLB provides the Company with collateralized borrowing opportunities, primarily as an additional source of liquidity or for other uses deemed appropriate by management. The Company's ownership in the FHLB stock is reported as common stock. Pursuant to the membership terms, the Company elected to pledge such stock to the FHLB as collateral for the Company's obligations under agreements entered into with the FHLB.

Cash advances obtained from the FHLB are reported in and accounted for as borrowed money. The Company may periodically obtain cash advances on a same-day basis, up to a limit determined by management and applicable laws. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. To provide adequate collateral for potential advances, the Company has pledged securities to the FHLB in excess of outstanding borrowings. Upon any event of default by the Company, the recovery by the FHLB would generally be limited to the amount of the Company's liability under advances borrowed.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The following table presents the aggregate carrying value of stock held with the FHLB of Dallas and the classification of the stock:

	December 31,
(in millions)	2019	2018
Membership stock - Class B	$7	$7
Activity stock	129	129
Excess stock	6	2
Total	$142	$138
Actual or estimated borrowing capacity as determined by the insurer	$5,296	$4,928
The Company did not hold any Class A at December 31, 2019 or 2018.

The following table presents the amount of collateral pledged, including FHLB common stock held, to secure advances from the FHLB:

	December 31, 2019		December 31, 2018
	Amortized		Amortized
(in millions)	Cost	Fair Value	Cost	Fair Value
Amount pledged	$3,697	$3,812	$3,851	$3,833
Maximum amount pledged during reporting period	3,908	3,928	4,389	4,349

The Company's borrowing capacity determined quarterly based upon the borrowing limit imposed by statute in the state of domicile.

The following table presents the outstanding funding agreements and maximum borrowings from the FHLB:

	December 31,
(in millions)	2019	2018
Amount outstanding	$3,148	$3,148
Maximum amount borrowed during reporting period	$3,148	$3,323

While the funding agreements are presented herein to show all amounts received from FHLB, the funding agreements are treated as deposit-type contracts, consistent with the other funding agreements for which the Company's intent is to earn a spread and not to fund operations. The Company had no debt outstanding with the FHLB at December 31, 2019 or 2018.

The following table reflects the principal amounts of the funding agreements issued to the FHLB:

(in millions)

Funding Agreements	Date Issued	Amounts
10-year floating rate	February 15, 2018	$1,148
10-year floating rate	February 15, 2018	1,277
10-year floating rate	February 15, 2018	175
10-year floating rate	February 6, 2018	87
10-year floating rate	January 25, 2018	31
10-year floating rate	January 13, 2017	57
10-year floating rate	February 1, 2017	67
7-year floating rate	May 24, 2017	52
10-year floating rate	June 15, 2016	254

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

20. COMMITMENTS AND CONTINGENCIES

Commitments

The Company had commitments to provide funding to various limited partnerships totaling $3.1 billion and $2.4 billion at December 31, 2019 and 2018, respectively. The commitments to invest in limited partnerships and other funds may be called at the discretion of each fund, as needed and subject to the provisions of such fund's governing documents, for funding new investments, follow-on investments and/or fees and other expenses of the fund. Of the total commitments at December 31, 2019, $1 billion are currently expected to expire in 2020, and the remainder by 2023 based on the expected life cycle of the related funds and the Company's historical funding trends for such commitments.

At December 31, 2019 and 2018, the Company had $1.8 billion and $1.3 billion, respectively, of outstanding commitments related to various funding obligations associated with its investments in commercial mortgage loans. Of the total current commitments, $388 million are expected to expire in 2020 and the remainder by 2033, based on the expected life cycle of the related loans and the Company's historical funding trends for such commitments.

The Company has various long-term, noncancelable operating leases, primarily for office space and equipment, which expire at various dates over the next several years. At December 31, 2019, the future minimum lease payments under the operating leases are as follows:

(in millions)

2020	$17
2021	17
2022	16
2023	13
2024	7
Remaining years after 2024	11
Total	$81

Rent expense was $18 million, $17 million and $20 million in 2019, 2018 and 2017, respectively.

Contingencies

Legal Matters

Various lawsuits against the Company have arisen in the ordinary course of business. The Company believes it is unlikely that contingent liabilities arising from such lawsuits will have a material adverse effect on the Company's financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. The Company accrues liabilities for guaranty fund assessments when an assessment is probable and can be reasonably estimated. The Company estimates the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While the Company cannot predict the amount and

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

timing of any future guaranty fund assessments, the Company has established reserves it believes are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings.

The Company accrued $41 million and $40 million for these guarantee fund assessments at December 31, 2019 and 2018, respectively. The Company has recorded receivables of $33 million and $34 million at December 31, 2019 and 2018, respectively, for expected recoveries against the payment of future premium taxes.

During 1997 and 1998, the Company participated in a workers' compensation underwriting pool with a third party insurance company. Both companies share equally in the pool. Collectively, the workers' compensation business is assumed from over 50 ceding companies and retro-ceded to 15 programs. The business covers risks primarily from the 1997 and 1998 underwriting years but also includes risk from the 1996 underwriting year. There were no reinsurance recoverables on claim liabilities and reserves included in these financial statements related to the workers' compensation business at both December 31, 2019 and 2018. While not included in these statutory financial statements, the Company is contingently liable for losses incurred by its 50 percent pool participant should that third party become insolvent or otherwise unable to meet its obligations under the pool agreement.

At December 31, 2019 and 2018, the Company had admitted assets of $156 million and $142 million, respectively, in premiums receivable due from policyholders (or agents). The Company routinely evaluates the collectability of these receivables. Based upon Company experience, the potential for any loss is not believed to be material to the Company's financial condition.

During 2019 and 2018, the Company wrote accident and health insurance premiums that were subject to the risk- sharing provisions of the Affordable Care Act (ACA). However, the Company had no balances for the risk corridors program due to exclusion from the program. There was no financial impact of risk-sharing provisions on assets, liabilities or operations, related to the Permanent ACA Risk Adjustment Program. In addition, there was no financial impact of risk-sharing provisions on assets and liabilities related to the Transitional ACA Reinsurance Program. Under this program, the Company has recorded an insignificant amount in reinsurance recoveries due to ACA Reinsurance payments.

Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, subpoenas, investigations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations, investigations, and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations, investigations, or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

The Company provides products and services that are subject to the Employee Retirement Income Security Act of 1974, as amended (ERISA), or the Internal Revenue Code of 1986, as amended (the Internal Revenue Code). Plans subject to ERISA include certain pension and profit sharing plans and welfare plans, including health, life and disability plans. As a result, the Company's activities are subject to the restrictions imposed by ERISA and the Internal Revenue Code, including the requirement under ERISA that fiduciaries must perform their duties solely in the interests of ERISA plan participants and beneficiaries, and that, fiduciaries may not cause a covered plan to engage in certain prohibited transactions.

The Company and its distributors are subject to laws and regulations regarding the standard of care applicable to sales of its products and the provision of advice to its customers. In recent years, many of these laws and regulations have been revised or reexamined while others have been newly adopted. The Company continues to closely follow these legislative and regulatory activities. Changes in standard of care requirements or new standards issued by governmental authorities, such as the DOL, the SEC, the NAIC or state regulators and/or legislators, may affect the Company's businesses, results of operations and financial condition. While the Company cannot predict the long-term impact of these legislative and regulatory developments on the Company's business, the Company believes its diverse product offerings and distribution relationships position the Company to compete effectively in this evolving marketplace.

The SECURE Act (Setting Every Community Up for a Retirement Enhancement Act) includes a number of provisions aimed at increasing retirement savings, including repealing the maximum age for traditional IRA contributions,

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

increasing the age for required minimum distributions from retirement accounts and incentivizing small businesses to start new retirement plans for employees. SECURE Act was signed into law as part of broader federal legislation on December 20, 2019, with many provisions effective January 1, 2020. The Company is evaluating the full impact of the SECURE Act on its businesses and operations and will implement and/or modify processes and procedures, where needed, to comply with this new law.

Business Interruption Insurance Recoveries

The Company recorded $0 and $6 million in 2019 and 2018, respectively, for business interruption insurance recoveries related to the flooding and property damage that occurred at the Company's main administrative office located in Houston, Texas. In August 2017, Hurricane Harvey made landfall in Texas and Louisiana causing widespread flooding and property damage in various southern counties within the region. The recoveries were included within aggregate write-ins for miscellaneous income on the Summary of Operations.

21. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent formed Fortitude Group Holdings, LLC (Fortitude Holdings) to act as a holding company for Fortitude Re. On November 13, 2018, AIG Parent completed the sale of a 19.9 percent ownership interest in Fortitude Holdings to TC Group Cayman Investment Holdings, L.P. (TCG), an affiliate of The Carlyle Group L.P. (Carlyle) (the Fortitude Re Closing). Fortitude Holdings owns 100 percent of the outstanding common shares of Fortitude Re and AIG Parent has an 80.1 percent ownership interest in Fortitude Holdings. In connection with the sale, AIG Parent agreed to certain investment commitment targets into various Carlyle strategies and to certain minimum investment management fee payments within thirty-six months following the Fortitude Re Closing. AIG Parent also will be required to pay a proportionate amount of an agreed make-whole fee to the extent AIG Parent fails to satisfy such investment commitment targets. In connection with the Fortitude Re Closing, the Company's insurance company subsidiaries, VALIC and USL, have each also entered into an investment management agreement with a Carlyle affiliate pursuant to which such subsidiary retained the Carlyle affiliate to manage certain assets in its general account investment portfolio.

On September 25, 2017, AIG Parent announced organizational changes designed to position AIG Parent a growing, more profitable insurer that is focused on underwriting excellence. In the fourth quarter of 2017, AIG Parent finalized its plan to reorganize its operating model. Commercial Insurance and Consumer Insurance segments transitioned to General Insurance and Life and Retirement, respectively. AIG Parent's core businesses include General Insurance, Life and Retirement and Other Operations. General Insurance consists of two operating segments – North America and International. Life and Retirement consists of four operating segments – Individual Retirement, Group Retirement, Life Insurance and Institutional Markets. Blackboard U.S. Holdings, Inc. (Blackboard), AIG Parent's technology-driven subsidiary, is reported within Other Operations. AIG Parent also reports a Legacy Portfolio consisting of run-off insurance lines and legacy investments, which are considered non-core.

AIG Parent continues to execute initiatives focused on organizational simplification, operational efficiency, and business rationalization. In keeping with AIG's broad and ongoing efforts to transform for long-term competitiveness, AIG Parent recognized restructuring costs of $218 million, $395 million and $413 million of pre-tax restructuring and other costs in 2019, 2018 and 2017, respectively, primarily comprised of employee severance charges.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the SEC, which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

Selkirk Transactions

During 2013 and 2014, the Company entered into securitization transactions in which portfolios of the Company's commercial mortgage loans were transferred to special purpose entities, with the Company retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, the Company received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. The transfer was accounted for as a sale and the Company derecognized the commercial mortgage loans transferred. The beneficial interests in loan-backed and structured securities and equity interests received by the Company were initially recognized at fair value as unaffiliated investments, as these securities are non-recourse to the issuer, and interest and principal payments are dependent upon the cash flows from the underlying unaffiliated mortgage loans.

Lighthouse VI

During 2013, the Company, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within the Company's Representative Security Account (RSA).

In each transaction, a portion of the Company's securities were transferred to the RSA of the affiliate, VALIC, in exchange for other VALIC securities.

During 2015, the Company transferred securities to two separate CTFs, of which 20% were then transferred to the RSA of VALIC. The transfer was accounted for as a sale by the Company to VALIC. The remaining 80% of the securities were transferred to the Company's RSA.

Ambrose

During 2013 and 2014, the Company entered into securitization transactions in which the Company transferred portfolios of high grade corporate securities, and structured securities acquired from AIG, to newly formed special purpose entities (the Ambrose entities). As consideration for the transferred securities, the Company received beneficial interests in tranches of structured securities issued by each Ambrose entity. These structured securities were designed to closely replicate the interest and principal amortization payments of the transferred securities.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG, which are guaranteed by AIG. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand.

These capital commitments received by the Ambrose entities range from $300 million to $400 million per entity.

American Home and National Union Guarantees

The Company has a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies the Company issued between March 3, 2003 and December 29, 2006.

The Company, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

The Company, as successor-in-interest to SunAmerica Annuity and Life Assurance Company (SAAL) and SunAmerica Life Insurance Company (SALIC) has a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

The Company, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), has a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in the Company's registration statements for variable products that are subject to the Guarantees.

Cut-Through Agreement

The Company and AIG Life of Bermuda, Ltd. ("AIGB") entered into a Cut-through Agreement in which insureds, their beneficiaries and owners were granted a direct right of action against the Company in the event AIGB becomes insolvent or otherwise cannot or refuses to perform its obligations under certain life insurance policies issued by AIGB. The Cut-through Agreement was approved by the TDI. The amount of the retained liability on AIGB's books related to this agreement was approximately $330,000 at December 31, 2019 and 2018. The Company believes the probability of loss under this agreement is remote. No liability has been recognized in relation to this guarantee due to immateriality.

Affiliate Transactions

During the year ended December 31, 2019, the Company purchased or sold securities, at fair market value, from or to one or more of its affiliates in the ordinary course of business. For additional information regarding purchase and sale transactions involving the Company with an affiliate, please refer to the Company's Annual Registration Statement and monthly amendments filed with the TDI.

In January 2019, AGL and several of its U.S. insurance company affiliates established AIGGRE U.S. Real Estate Fund III, LP ("U.S. Fund III"), a real estate investment fund managed by AIGGRE. At the closing of U.S. Fund III on January 2, 2019, the Company made a capital commitment to the fund of up to $655 million, which represents approximately 43.7% equity interests in the fund. In connection with the closing of U.S. Fund III, the Company contributed to the fund its interests in certain real estate equity investments with an aggregate fair value of approximately $142.5 million and received a cash payment of approximately $39 million. The Company's unfunded capital commitment to U.S. Fund III upon closing of the fund was approximately $551.4 million.

In March 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE Europe Real Estate Fund II, LP ("Europe Fund II), a real estate investment fund managed by AIGGRE. In connection with the closing of Europe Fund II, the Company made a capital commitment to the fund of up to $223.4 million (representing an approximately 48.3% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $6.8 million) and cash (approximately $10.6 million). The Company's unfunded capital commitment to Europe Fund II upon closing of the fund was approximately $206 million.

In 2018, AGLIC Investments Bermuda Limited, a Bermuda corporation ("AGLIC Bermuda") was formed by the Company as an investment subsidiary under Texas Insurance Code Section 823.255. The Company made capital contributions of $297 million and $105 million in 2019 and 2018, respectively.

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIG Global Real Estate Investment Corp. (including its investment management affiliates, "AIGGRE"), by contributing such interests to three separate real estate investment funds managed by AIGGRE: AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"),

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018. In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $288 million (representing an approximately 24% equity interest therein), and contributed to the fund a combination of the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $150.8 million) and cash (approximately $41.7 million). In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $675 million (representing approximately 25% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $527.4 million and received a cash payment from the fund of approximately $7.4 million. Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $189.1 million (representing an approximately 29% equity interest therein) and contributed to the fund the Company's interests in certain real estate equity investments with an aggregate fair value of approximately $143 million and received a cash payment from the fund of approximately $18.9 million.

As a result of these transactions, the Company received equity in the Funds equaling the fair value of the assets transferred. The transfer is accounted for at fair value with any gain deferred until permanence of transfer of risk and rewards can be established. Any loss is recognized immediately, if any. The difference between the carrying value of the assets transferred and consideration received is recorded as a basis difference, which will be admitted subject to applicable limits and amortized over the duration of the Funds.

At December 31, 2019, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S Fund III, Europe Fund I and Europe Fund II were approximately $93.9 million, $104.3 million, $396.9 million, $52.7 million and $249.9 million respectively.

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II and Europe Fund I were approximately $94.9 million, $145.5 million and $86 million, respectively.

In February 2018, the Company executed a Modified Coinsurance (ModCo) Agreement with Fortitude Reinsurance Company, Ltd (FRL), (formerly DSA Reinsurance Company Limited), an AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda. See Note 15 for additional information regarding this reinsurance transaction.

In October 2017, the Company's subsidiary, AIG Home Loan 2, transferred a portfolio of U.S. residential mortgage loans with a carrying value of $410 million to a newly formed special purpose vehicle. The transaction involved securitization of the transferred loans and the special purpose vehicle issued residential mortgage-backed securities. The residential mortgage-backed securities purchased by the Company from the special purpose vehicle are accounted for as non-affiliated securities and are valued and reported in accordance with the designation assigned by the NAIC Securities Valuation Office and SSAP 43 - Revised – Loan-Backed and Structured Securities.

In May 2017, the Company's wholly owned subsidiary, AIG Home Loan 2, LLC, transferred certain residential mortgage loans (RMLs) to the Company as a return of capital distribution. The RMLs were recorded by the Company in the amount of $1.5 billion, which was the loans' adjusted carrying value at the time of transfer. Prior to the transfer, the RMLs were indirectly owned by the Company through its investment in AIG Home Loan 2, LLC, which was reported on Schedule BA. After the transfer, the RMLs are directly owned by the Company and reported as Schedule B assets.

In February 2017, the Company purchased commercial mortgage loans from certain affiliated AIG domestic property casualty insurance companies for initial cash consideration totaling approximately $843 million, based on the outstanding principal balance of each loan, which was ultimately trued up to fair value based on underlying property appraisals and valuations.

In January and February 2017, the Company purchased investment grade private placement bonds from certain affiliated AIG domestic property casualty insurance companies, at fair market value, for cash consideration totaling approximately $425 million.

During 2016, the Company transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $284 million as part of an

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

initiative to improve asset-liability management in AIG Parent's domestic life and property casualty insurance companies.

Financing Agreements

On January 1, 2015, the Company and certain of its affiliates entered into a revolving loan facility with AIG Parent, in which the Company and each such affiliate can borrow monies from AIG Parent subject to certain terms and conditions. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with the Company's maximum borrowing limit being $500 million.

At both December 31, 2019 and 2018, the Company did not have notes payable balance outstanding under this facility.

Investments in Subsidiary, Controlled and Affiliated

The following table presents information regarding the Company's investments in non-insurance SCA entities as of December 31, 2019:

			Admitted
	Gross	Non-admitted	Asset	Date of
(in millions)	Amount	Amount	Amount	NAIC Filing
AIG Inc	$6	$-	$6	June 25, 2019
AGLIC INVESTMENTS BERMUDA LTD.	392	-	392	February 6, 2019
AIG Direct - SER B	3	3	-	NA
AIG Direct - SER A	3	3	-	NA
AIG Direct - NON VOTING	1	1	-	NA
UG Corp COM	2	2	-	NA
AIG Home Loan 2, LLC	145	-	145	Not Applicable
SunAmerica Affordable Housing LLC	743	-	743	Not Applicable
SunAmerica Asset Management LLC	73	73	-	Not Applicable
Selkirk No. 1 Investments	14	-	14	Not Applicable
Selkirk No. 3A Investments	6	-	6	Not Applicable
AIGGRE U.S. Real Estate Fund II, LP	337	-	337	Not Applicable
AIGGRE U.S. Real Estate Fund III, LP	236	-	236	Not Applicable
AIGGRE Europe Real Estate Fund I S.C.SP	72	-	72	Not Applicable
AIGGRE U.S. Real Estate Fund I, LP	64	-	64	Not Applicable
AIGGRE Europe Real Estate Fund II LR Feeder, LLC	26	-	26	Not Applicable
Total	$2,123	$82	$2,041

Operating Agreements

The Company's short-term investments included investments in a Liquidity Pool, which are funds managed by an affiliate, AIG Capital Management Corporation, in the amount of $446 million and $261 million at December 31, 2019 and 2018, respectively.

Pursuant to service and expense agreements, AIG and affiliates provide, or cause to be provided, administrative, marketing, investment management, accounting, occupancy, and data processing services to the Company. The allocation of costs for services is based generally on estimated levels of usage, transactions or time incurred in providing the respective services. Generally, these agreements provide for the allocation of costs upon either the specific identification basis or a proportional cost allocation basis which management believes to be reasonable. In all cases, billed amounts pursuant to these agreements do not exceed the cost to AIG or the affiliate providing the service. The Company was charged $88 million and $97 million, as part of the cost sharing expenses attributed to the Company but incurred by AIG and affiliates in 2019 and 2018, respectively. The Company is also party to several other service and/or cost sharing agreements with its affiliates. The Company was charged $86 million, $106 million and $114 million

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

under such agreements for expenses attributed to the Company but incurred by affiliates in 2019, 2018 and 2017, respectively.

Pursuant to an amended and restated investment advisory agreement, the majority of the Company's invested assets are managed by an affiliate. The investment management fees incurred were $111 million in 2019 and $104 million in 2018 and 2017, respectively.

The majority of the Company's Swap agreements are entered into with an affiliated counterparty, AIG Markets, Inc. (See Note 7).

Other

The Company engages in structured settlement transactions, certain of which involve affiliated property and casualty insurance companies that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity issued by the Company for the ultimate benefit of the claimant. In certain structured settlement arrangements, the affiliated property and casualty insurance company remains contingently liable for the payments to the claimant.

22. SUBSEQUENT EVENTS

Management considers events or transactions that occur after the reporting date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. The Company has evaluated subsequent events through April 22, 2020, the date the financial statements were issued.

In March 2020, the outbreak of COVID-19 caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization. The Coronavirus outbreak has resulted in increased economic uncertainty and volatility in both the debt and equity markets. Sufficient information is not available to adequately evaluate the short- term or long-term financial impact to the Company, however these economic conditions may adversely impact the Company's business operations and future financial condition.

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

23. LOAN-BACKED AND STRUCTURED SECURITY IMPAIRMENTS AND STRUCTURED NOTES HOLDINGS

LBaSS

The following table presents the LBaSS held by the Company at December 31, 2019 for which it had recognized non-interest related OTTI subsequent to the adoption of SSAP 43R:

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
81744AAA6	$831	$821	$10	$821	$823	03/31/2019
05952DAB4	3,050	3,003	47	3,003	2,985	03/31/2019
92977TAE2	2,498	2,327	171	2,327	2,467	03/31/2019
93364AAB8	4,700	4,687	13	4,687	4,695	03/31/2019
36185NG87	210	205	5	205	176	03/31/2019
12489WQX5	14,928	14,782	146	14,782	14,559	03/31/2019
68389FHT4	4,782	4,739	43	4,739	4,735	03/31/2019
04542BGW6	562	558	4	558	544	03/31/2019
12489WHZ0	559	555	4	555	552	03/31/2019
81375WAL0	657	652	5	652	651	03/31/2019
161546HM1	10,070	9,325	745	9,325	9,474	03/31/2019
93934FGB2	4,932	4,822	110	4,822	4,924	03/31/2019
125439AA7	9,108	8,993	115	8,993	8,922	03/31/2019
07384YPN0	554	489	65	489	499	03/31/2019
92922FEC8	1,441	1,425	16	1,425	1,432	03/31/2019
07384MG71	2,766	2,731	35	2,731	2,763	03/31/2019
04541GTN2	8,340	8,276	64	8,276	8,238	03/31/2019
45254NEJ2	655	653	2	653	654	03/31/2019
466247CP6	2,017	1,978	39	1,978	2,016	03/31/2019
45254NJN8	334	329	5	329	325	03/31/2019
576433QT6	2,962	2,927	35	2,927	2,949	03/31/2019
5899297K8	7,256	7,195	61	7,195	7,156	03/31/2019
466247PE7	7,015	6,861	154	6,861	7,000	03/31/2019
74978AAE0	5,211	5,091	120	5,091	5,139	03/31/2019
84751PBK4	2,554	2,524	30	2,524	2,498	03/31/2019
466247DF7	1,541	1,507	34	1,507	1,539	03/31/2019
04541GTM4	2,313	2,308	5	2,308	2,306	03/31/2019
126671Z58	1,681	1,670	11	1,670	1,665	03/31/2019
126673XD9	5,442	5,314	128	5,314	5,391	03/31/2019
16165TBB8	3,676	3,535	141	3,535	3,645	03/31/2019
69371VBG1	1,593	1,589	4	1,589	1,557	03/31/2019
57645TAA5	4,638	4,623	15	4,623	4,632	03/31/2019
94986DAA0	1,779	1,741	38	1,741	1,774	03/31/2019
05946X3A9	2,581	2,441	140	2,441	2,576	03/31/2019
1266714M5	3,646	3,630	16	3,630	3,622	03/31/2019
576434C36	208	106	102	106	171	03/31/2019
92990GAA1	1,357	1,328	29	1,328	1,337	03/31/2019
45670BAL3	4,492	4,441	51	4,441	4,429	03/31/2019
161546EK8	2,370	2,358	12	2,358	2,361	03/31/2019
84751PBL2	251	250	1	250	246	03/31/2019
466247EC3	1,036	1,013	23	1,013	919	03/31/2019
43739EBC0	1,981	1,972	9	1,972	1,896	03/31/2019
94984MAB0	1,968	1,921	47	1,921	1,957	03/31/2019
12559QAG7	36,353	35,868	485	35,868	36,305	03/31/2019
94980PAL5	332	327	5	327	317	03/31/2019
			68

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
949768AU9	$931	$918	$13	$918	$853	03/31/2019
949769AJ2	496	489	7	489	473	03/31/2019
32027NGD7	648	631	17	631	626	03/31/2019
45254NJP3	160	157	3	157	154	03/31/2019
46629PAQ1	10,000	9,506	494	9,506	9,237	03/31/2019
939355AD5	24,148	23,240	908	23,240	23,067	03/31/2019
94979UAM5	152	140	12	140	79	03/31/2019
5899296S2	424	420	4	420	363	03/31/2019
94979XAC1	346	339	7	339	291	03/31/2019
59020UEZ4	1,394	1,381	13	1,381	1,180	03/31/2019
94979UAL7	1,451	1,435	16	1,435	1,240	03/31/2019
466247BW2	424	419	5	419	355	03/31/2019
25157GBB7	18,567	18,316	251	18,316	16,232	03/31/2019
073868AA9	2,159	2,116	43	2,116	2,011	03/31/2019
949808BD0	1,861	1,840	21	1,840	1,588	03/31/2019
94981XAF0	657	649	8	649	614	03/31/2019
466247BE2	492	482	10	482	462	03/31/2019
22546BAH3	4,928	3,184	1,744	3,184	3,467	03/31/2019
94984GAD9	946	936	10	936	937	03/31/2019
59020UAY1	455	411	44	411	401	03/31/2019
31359UPW9	656	655	1	655	591	03/31/2019
94981VAP2	1,348	1,318	30	1,318	1,181	03/31/2019
22541QR79	2,687	2,674	13	2,674	2,395	03/31/2019
5899296T0	202	199	3	199	176	03/31/2019
12628LAE0	4,841	4,787	54	4,787	4,419	03/31/2019
94986QAA1	26,070	25,666	404	25,666	24,191	03/31/2019
36242DYH0	665	634	31	634	658	03/31/2019
Quarterly Total	$284,338	$276,832	$7,506	$276,832	$272,062
161546EK8	$2,355	$2,344	$11	$2,344	$2,350	06/30/2019
84751PBL2	222	222	-	222	220	06/30/2019
466247EC3	955	920	35	920	900	06/30/2019
43739EBC0	1,949	1,946	3	1,946	1,899	06/30/2019
94984MAB0	1,738	1,665	73	1,665	1,737	06/30/2019
12559QAG7	13,805	13,458	347	13,458	13,752	06/30/2019
94980PAL5	322	314	8	314	317	06/30/2019
949768AU9	822	803	19	803	781	06/30/2019
949769AJ2	478	467	11	467	477	06/30/2019
32027NGD7	341	331	10	331	337	06/30/2019
45254NJP3	134	132	2	132	134	06/30/2019
46629PAQ1	7,743	6,313	1,430	6,313	7,512	06/30/2019
939355AD5	22,570	22,184	386	22,184	22,547	06/30/2019
94979UAM5	149	89	60	89	58	06/30/2019
46630GBD6	10,246	9,907	339	9,907	9,776	06/30/2019
36298NBA1	4,958	4,429	529	4,429	4,810	06/30/2019
74160MGT3	129	63	66	63	23	06/30/2019
17029RAA9	11,552	1	11,551	1	1	06/30/2019
74922RAH3	8,915	6,380	2,535	6,380	8,898	06/30/2019
264407AA5	7,118	6,448	670	6,448	6,901	06/30/2019
5899296S2	406	401	5	401	374	06/30/2019
94979XAC1	260	252	8	252	234	06/30/2019
59020UEZ4	1,332	1,313	19	1,313	1,163	06/30/2019
94979UAL7	1,308	1,298	10	1,298	1,141	06/30/2019
466247BW2	268	262	6	262	233	06/30/2019
			69

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
						Financial
	Amortized Cost	Present Value of				Statement
	Before Current	Projected Cash	Recognized	Amortized Cost	Fair Value at	Where
CUSIP	Period OTTI	Flows	OTTI	After OTTI	Time of OTTI	Reported
25157GBB7	$17,765	$17,023	$742	$17,023	$15,606	06/30/2019
073868AA9	2,077	2,009	68	2,009	1,961	06/30/2019
949808BD0	1,774	1,735	39	1,735	1,552	06/30/2019
94981XAF0	581	573	8	573	556	06/30/2019
466247BE2	475	462	13	462	461	06/30/2019
22546BAH3	3,490	2,704	786	2,704	3,456	06/30/2019
31359UPW9	621	618	3	618	520	06/30/2019
05539TAQ8	108	108	-	108	93	06/30/2019
94981VAP2	1,261	1,227	34	1,227	1,152	06/30/2019
939336C92	745	712	33	712	704	06/30/2019
22541QR79	2,620	2,611	9	2,611	2,407	06/30/2019
5899296T0	197	194	3	194	163	06/30/2019
12669FTC7	2,193	1,708	485	1,708	2,050	06/30/2019
466247BF9	275	269	6	269	270	06/30/2019
362669AS2	1,023	978	45	978	989	06/30/2019
Quarterly Total	$135,280	$114,873	$20,407	$114,873	$118,515
12669DPR3	$401	$399	$2	$399	$387	09/30/2019
88522NAA1	5,853	5,794	59	5,794	5,839	09/30/2019
949789AA9	715	711	4	711	707	09/30/2019
362437AD7	5,477	3,224	2,253	3,224	5,305	09/30/2019
45660NS22	3,815	3,704	111	3,704	3,778	09/30/2019
5899295L8	389	381	8	381	388	09/30/2019
59020UFA8	432	394	38	394	413	09/30/2019
02150WAB9	45	43	2	43	44	09/30/2019
5899296S2	366	362	4	362	347	09/30/2019
94979XAC1	225	220	5	220	215	09/30/2019
59020UEZ4	1,204	1,191	13	1,191	1,089	09/30/2019
94979UAL7	1,152	1,143	9	1,143	1,022	09/30/2019
466247BW2	217	214	3	214	198	09/30/2019
25157GBB7	16,528	15,727	801	15,727	15,455	09/30/2019
073868AA9	11,789	10,174	1,615	10,174	11,697	09/30/2019
949808BD0	1,607	1,587	20	1,587	1,456	09/30/2019
94981XAF0	543	535	8	535	529	09/30/2019
466247BE2	456	445	11	445	456	09/30/2019
94981VAP2	1,195	1,160	35	1,160	1,132	09/30/2019
22541QR79	2,570	2,563	7	2,563	2,380	09/30/2019
5899296T0	183	179	4	179	157	09/30/2019
02149QAA8	19,916	19,350	566	19,350	19,479	09/30/2019
94986QAA1	23,043	22,429	614	22,429	21,755	09/30/2019
05948XTP6	206	201	5	201	183	09/30/2019
36242DYH0	582	554	28	554	542	09/30/2019
Quarterly Total	$98,909	$92,684	$6,225	$92,684	$94,953
22546BAH3	$2,772	$2,046	$726	$2,046	$2,738	12/31/2019
26545QAQ2	4,063	3,191	872	3,191	6,172	12/31/2019
126694H27	549	534	15	534	542	12/31/2019
94984GAD9	740	738	2	738	736	12/31/2019
59020UAY1	331	328	3	328	313	12/31/2019
761118MA3	3,525	3,493	32	3,493	3,404	12/31/2019
45660L6N4	5,713	5,607	106	5,607	4,958	12/31/2019
31359UPW9	553	476	77	476	407	12/31/2019
05539TAQ8	104	104	-	104	92	12/31/2019
07383UGB5	4,799	4,664	135	4,664	4,784	12/31/2019
94981VAP2	1,101	1,047	54	1,047	1,093	12/31/2019
			70

AMERICAN GENERAL LIFE INSURANCE COMPANY

NOTES TO STATUTORY FINANCIAL STATEMENTS (Continued)

(in thousands)
						Date of
	Amortized Cost	Present Value of				Financial
	Before Current	Projected Cash		Amortized Cost	Fair Value at	Statement
CUSIP	Period OTTI	Flows	Recognized OTTI	After OTTI	Time of OTTI	Where Reported
161546HD1	$1,510	$1,479	$31	$1,479	$1,499	12/31/2019
2254W0JD8	1,049	660	389	660	434	12/31/2019
073879CD8	1,404	1,402	2	1,402	1,425	12/31/2019
939336C92	676	665	11	665	654	12/31/2019
22541QR79	2,515	2,507	8	2,507	2,324	12/31/2019
5899296T0	176	173	3	173	155	12/31/2019
12669FTC7	1,532	1,513	19	1,513	1,527	12/31/2019
02149QAA8	18,638	18,008	630	18,008	18,012	12/31/2019
12668BKA0	4,206	4,054	152	4,054	3,993	12/31/2019
12628LAE0	4,259	4,252	7	4,252	3,712	12/31/2019
761118WQ7	5,594	5,454	140	5,454	5,542	12/31/2019
12669GXQ9	12,571	12,529	42	12,529	12,238	12/31/2019
94986QAA1	21,296	19,585	1,711	19,585	19,655	12/31/2019
61749BAF0	5,982	5,944	38	5,944	5,869	12/31/2019
21075WBX2	146	21	125	21	91	12/31/2019
466247BF9	263	262	1	262	263	12/31/2019
05948XTP6	205	172	33	172	179	12/31/2019
362669AS2	914	827	87	827	872	12/31/2019
12667FM77	6,865	6,777	88	6,777	6,836	12/31/2019
36242DYH0	555	549	6	549	542	12/31/2019
69374XBS8	196	196	-	196	187	12/31/2019
69374XBQ2	710	694	16	694	671	12/31/2019
69375BBQ9	712	706	6	706	686	12/31/2019
Quarterly Total	$116,224	$110,657	$5,567	$110,657	$112,605
		Year-end total	$39,705

None of the structured notes held by the Company are defined as a Mortgage-Referenced Security by the IAO.

Supplemental Information

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

(in millions)	December 31, 2019
Investment income earned:
Government bonds	$65
Bonds exempt from U.S. tax	-
Other bonds (unaffiliated)	4,884
Bonds of affiliates	-
Preferred stocks (unaffiliated)	15
Common stocks (unaffiliated)	6
Common stocks of affiliates	29
Cash and short-term investments	58
Mortgage loans	867
Real estate	47
Contract loans	80
Other invested assets	243
Derivative instruments	60
Miscellaneous income	5
Gross investment income	$6,359
Real estate owned - book value less encumbrances	$184
Mortgage loans - book value:
Commercial mortgages	$19,952
Residential mortgages	1,423
Mezzanine loans	193
Affiliated commercial mortgages	74
Total mortgage loans	$21,642
Mortgage loans by standing - book value:
Good standing	$21,456
Good standing with restructured terms	185
Interest overdue more than 90 days, not in foreclosure	1
Total mortgage loans	$21,642
Partnerships - statement value	$4,820
Bonds and stocks of parents, subsidiaries and affiliates - statement value:
Bonds	$-
Common stocks	398
Bonds and short-term investments by class and maturity:
Bonds and short-term investments by maturity - statement value:
Due within one year or less	$7,517
Over 1 year through 5 years	22,961
Over 5 years through 10 years	24,521
Over 10 years through 20 years	14,837
Over 20 years	29,713
Total maturity	$99,549
Bonds and short-term investments by class - statement value:
Class 1	$57,832
Class 2	35,257
Class 3	3,606
Class 4	2,313
Class 5	381
Class 6	160
Total by class	$99,549
Total bonds and short-term investments publicly traded	$61,482
Total bonds and short-term investments privately placed	38,067
Preferred stocks - statement value	$299
Common stocks - market value	669
Short-term investments - book value	511
Options, caps and floors owned - statement value	574
Collar, swap and forward agreements open - statement value	(171)
Futures contracts open - current value	(4)
Cash on deposit	(161)

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES (Continued)

(in millions)	December 31, 2019
Life insurance in-force:
Industrial	$780
Ordinary	78,316
Group	4,298
Amount of accidental death insurance in-force under ordinary policies	5,030,743
Life insurance policies with disability provisions in-force:
Industrial	210
Ordinary	35,509
Group life	35
Supplementary contracts in-force:
Ordinary - not involving life contingencies:
Amount on deposit	775
Income payable	415
Ordinary - involving life contingencies:
Amount on deposit	230
Income payable	81
Group - not involving life contingencies:
Amount on deposit	1
Annuities:
Ordinary:
Immediate - amount of income payable	$1,383
Deferred, fully paid - account balance	53,881
Deferred, not fully paid - account balance	33,594
Group:
Amount of income payable	449
Fully paid - account balance	602
Not fully paid - account balance	21,278
Accident and health insurance - premiums in-force:
Other	$93
Group	1
Credit	-
Deposit funds and dividend accumulations:
Deposit funds - account balance	$6,650
Dividend accumulations - account balance	557
Claim payments in 2019:
Group accident & health:
2019	$97
2018	466
2017	11,021
2016	30,182
2015	61,211
Prior	32,053
Other accident & health:
2019	9,097
2018	(20,139)
2017	27,063
2016	62,356
2015	72,904
Prior	80,767

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES

DECEMBER 31, 2019

(in millions)

1. The Company's total admitted assets as of December 31, 2019 are $192.3 billion.

The Company's total admitted assets, excluding separate accounts, as of December 31, 2019 are $134.8 billion.

2.Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the Appendix to the IAO Practices and Procedures Manual as exempt, (ii) property occupied by the Company, and (iii) policy loans:

				Percentage of
				Total Admitted
	Issuer	Description of Exposure	Amount	Assets
a.	SUNAMERICA AFFORDABLE HOUSING
	LLC	OTHER INVESTED ASSETS	$743	0.60%
b.	Senior Direct Lending Program LLC	BONDS	717	0.50
c.	Microsoft Corporation	BONDS	582	0.40
d.	Duke Energy Corporation	BONDS	524	0.40
e.	Comcast Corporation	BONDS	519	0.40
f.	AT&T Inc.	BONDS	491	0.40
g.	Oracle Corporation	BONDS	461	0.30
h.	CVS Health Corporation	BONDS	452	0.30
i.	American Electric Power Company, Inc.	BONDS	427	0.30
j.	Verizon Communications Inc.	BONDS	421	0.30

3. The Company's total admitted assets held in bonds and preferred stocks, by NAIC rating, are:

Bonds and Short-Term Investments				Preferred Stocks
		Percentage of			Percentage of
		Total Admitted		Total Admitted
NAIC Rating	Amount	Assets	NAIC Rating	Amount	Assets
NAIC - 1	$57,832	42.90%	P/RP - 1	$105	0.10%
NAIC - 2	35,257	26.20	P/RP - 2	113	0.10
NAIC - 3	3,606	2.70	P/RP - 3	-	-
NAIC - 4	2,313	1.70	P/RP - 4	-	-
NAIC - 5	381	0.30	P/RP - 5	80	0.10
NAIC - 6	160	0.10	P/RP - 6	-	-
4. Assets held in foreign investments:

					Percentage
					of Total
					Admitted
				Amount	Assets
a. Total admitted assets held in foreign investments				$24,917	18.50%
b. Foreign currency denominated investments				8,321	6.20
c. Insurance liabilities denominated in that same foreign currency				-	-

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$21,970	16.30%
b.	Countries rated NAIC - 2	2,147	1.60
c.	Countries rated NAIC - 3 or below	800	0.60

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

6. Two largest foreign investment exposures to a single country, categorized by the country's NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1
	Country 1: United Kingdom	$7,551	5.60%
	Country 2: Cayman Islands	2,500	1.90
b. Countries rated NAIC - 2
	Country 1: Mexico	500	0.40
	Country 2: Panama	342	0.30
c. Countries rated NAIC - 3 or below
	Country 1: Turkey	121	0.10
	Country 2: South Africa	73	0.10
7. Aggregate unhedged foreign currency exposure:

			Percentage
			of Total
			Admitted
		Amount	Assets
Aggregate unhedged foreign currency exposure		$8,321	6.20%
8. Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. Countries rated NAIC - 1		$8,307	6.20%
b.	Countries rated NAIC - 2	5	-
c.	Countries rated NAIC - 3 or below	9	-

9.Two largest unhedged foreign currency exposures to a single country, categorized by the country's NAIC sovereign rating:

		Percentage
		of Total
		Admitted
	Amount	Assets
a. Countries rated NAIC - 1
Country 1: United Kingdom	$4,795	3.60%
Country 2: Ireland	1,144	0.80
b. Countries rated NAIC - 2
Country 1: Peru	3	-
Country 2: Mexico	2	-
c. Countries rated NAIC - 3 or below
Country 1: Turkey	5	-
Country 2: South Africa	2	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

10. Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Percentage
of Total
Admitted
NAIC Rating	Amount	Assets
		COMMERCIAL
		MORTGAGE
a. Bailey		LOAN	$406	0.30%
		COMMERCIAL
		MORTGAGE
b. Copenhagen - FloatAGL		LOAN	326	0.20
		COMMERCIAL
		MORTGAGE
c.	Project Chapter	LOAN	275	0.20
d. Usil Finance Designated Activity Company		NAIC 1	266	0.20
		COMMERCIAL
		MORTGAGE
e. Berry202		LOAN	263	0.20
		COMMERCIAL
		MORTGAGE
f.	Condor20310830	LOAN	263	0.20
g.	Telefonica, S.A.	NAIC 2	245	0.20
h. AstraZeneca PLC		NAIC 2	236	0.20
		COMMERCIAL
		MORTGAGE
i.	White	LOAN	235	0.20
j.	Royal Dutch Shell plc	NAIC 1	234	0.20

11.Assets held in Canadian investments are less than 2.5% of the reporting entity's total admitted assets.

12.Assets held in investments with contractual sales restrictions are less than 2.5 percent of the Company's total admitted assets.

13.The Company's admitted assets held in the ten largest equity interests (including investments in the shares of mutual funds, preferred stocks, publicly traded equity securities, and other equity securities and excluding money market and bond mutual funds listed in the Appendix to the SVO Practices and Procedures Manual as exempt or Class

1) are:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. SUNAMERICA AFFORDABLE HOUSING LLC		$743	0.60%
b. AIGGRE U.S. Real Estate Fund II LP		337	0.20
c.	AIGGRE U.S. Real Estate Fund III LP	236	0.20
d.	MS Term Facility	189	0.10
e.	Carlyle Alternative Opportunities Fund L.P.	169	0.10
f.	Teachers Insurance and Annuity Association of America	149	0.10
g.	AIG Home Loan 2 LLC	145	0.10
h.	Think Investments Fund LP	144	0.10
i.	Federal Home Loan Banks	143	0.10
j.	Massachusetts Mutual Life Insurance Company	135	0.10

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

14. Assets held in nonaffiliated, privately placed equities:

			Percentage
			of Total
			Admitted
		Amount	Assets
Aggregate statement value of investment held in nonaffiliated, privately placed equities:		$3,228	2.40%
Largest three investments held in nonaffiliated, privately placed equities:
a. MS Term Facility		$189	0.10
b.	Carlyle Alternative Opportunities Fund L.P.	169	0.10
c.	Think Investments Fund LP	144	0.10

Ten largest fund managers:

		Total			Non-
	Fund Manager	Invested		Diversified	diversified
a. AIG Global Real Estate Investment Corp		$928	$	- $	928
b. SUNAMERICA INVESTMENT, INC.		816		-	816
c.	Carlyle Group	502		502	-
d.	AIG Home Loan	145		-	145
e.	Think Investments LLC	144		144	-
f.	Tiger Global Management, LLC	102		102	-
g.	Pentwater Capital Management LP	86		86	-
h.	Manikay Partners LLC	78		78	-
i.	HPS Investment Partners, LLC	62		62	-
j.	Wellington Hedge Management	52		52	-

15.Assets held in general partnership interests are less than 2.5 percent of the Company's total admitted assets.

16.Mortgage loans reported in Schedule B, include the following ten largest aggregate mortgage interests. The aggregate mortgage interest represents the combined value of all mortgages secured by the same property or same group of properties:

			Percentage
			of Total
			Admitted
		Amount	Assets
a. COMMERCIAL MORTGAGE LOAN, Loan No. 5555094, GBR		$411	0.30%
b. COMMERCIAL MORTGAGE LOAN, Loan No. 8002341, NY		366	0.30
c. COMMERCIAL MORTGAGE LOAN, Loan No. 5555180, DK		330	0.20
d. COMMERCIAL MORTGAGE LOAN, Loan No. 5555143, GBR		277	0.20
e. COMMERCIAL MORTGAGE LOAN, Loan No. 5555161, GBR		266	0.20
f.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555184, GBR	265	0.20
g.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002507, NY	260	0.20
h.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555093, IRL	238	0.20
i.	COMMERCIAL MORTGAGE LOAN, Loan No. 8002711, NJ	232	0.20
j.	COMMERCIAL MORTGAGE LOAN, Loan No. 5555187, GBR	230	0.20

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

Amount and percentage of the reporting entity's total admitted assets held in the following categories of mortgage loans:

			Percentage of
			Total Admitted
		Amount	Assets
a.	Construction loans	$1,157	0.90%
b.	Mortgage loans over 90 days past due	-	-
c.	Mortgage loans in the process of foreclosure	-	-
d.	Mortgage loans foreclosed	-	-
e.	Restructured mortgage loans	185	0.10

17.Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
		Percentage		Percentage		Percentage
		of Total		of Total		of Total
		Admitted		Admitted		Admitted
Loan-to-Value	Amount	Assets	Amount	Assets	Amount	Assets
a.	above 95%	$-	- % $	45	- % $	-	- %
b.	91% to 95%	1	-	-	-	-	-
c.	81% to 90%	135	0.10	180	0.10	-	-
d.	71% to 80%	441	0.30	463	0.30	-	-
e.	below 70%	845	0.60	19,336	14.30	-	-

18.Assets held in each of the five largest investments in one parcel or group of contiguous parcels of real estate reported in Schedule A are less than 2.5 percent of the Company's total admitted assets.

19.Assets held in mezzanine real estate loans are less than 2.5 percent of the Company's total admitted assets.

20.The Company's total admitted assets subject to the following types of agreements as of the following dates:

Unaudited At End of Each Quarter
		At Year-End			1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets		Amount	Amount	Amount
a.	Securities lending (do not include assets
	held as collateral for such transactions)	$1,210	0.90	% $	571	$912	$1,155
b.	Repurchase agreements	139	0.10		69	240	132
c.	Reverse repurchase agreements	-	-		-	-	-
d.	Dollar repurchase agreements	-	-		-	-	-
e.	Dollar reverse repurchase agreements	-	-		-	-	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT RISKS INTERROGATORIES (CONTINUED) DECEMBER 31, 2019

(in millions)

21.The Company's potential exposure to warrants not attached to other financial instruments, options, caps, and floors:

Owned		Written
	Percentage		Percentage
	of Total		of Total
	Admitted		Admitted
Amount	Assets	Amount	Assets
a.	Hedging	$-	- % $	-	- %
b.	Income generation	-	-	-	-
c.	Other	-	-	-	-

22.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for collars, swaps, and forwards as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$628	0.50% $	492	$527	$595
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

23.The Company's potential exposure (defined as the amount determined in accordance with the NAIC Annual Statement Instructions) for futures contracts as of the following dates:

Unaudited At End of Each Quarter
		At Year-End		1st Quarter	2nd Quarter	3rd Quarter
Percentage
of Total
Admitted
		Amount	Assets	Amount	Amount	Amount
a.	Hedging	$96	0.10% $	92	$121	$103
b.	Income generation	-	-	-	-	-
c.	Replications	-	-	-	-	-
d.	Other	-	-	-	-	-

AMERICAN GENERAL LIFE INSURANCE COMPANY

SUPPLEMENTAL SUMMARY INVESTMENT SCHEDULE

DECEMBER 31, 2019

(in millions)	Gross Investment Holdings			Admitted Assets as Reported in the Annual Statement
						Securities
						Lending
						Reinvested
						Collateral	Total
Investment Categories	Amount	Percentage		Amount		Amount	Amount	Percentage
Bonds:
U.S. governments	$2,389	1.8	% $	2,389	$	- $	2,389	1.8%
All other governments	3,044	2.3		3,044		-	3,044	2.3
U.S. states, territories and possessions, etc. guaranteed	397	0.3		397		-	397	0.3
U.S. political subdivisions of states, territories,
and possessions, guaranteed	336	0.3		336		-	336	0.3
U.S. special revenue and special assessment
obligations, etc. non-guaranteed	7,859	6.0		7,859		-	7,859	6.0
Industrial and miscellaneous	81,146	62.3		81,146		-	81,146	62.3
Hybrid securities	722	0.6		722		-	722	0.6
Parent, subsidiaries and affiliates	-	-		-		-	-	-
SVO identified funds	-	-		-		-	-	-
Unaffiliated Bank loans	3,095	2.4		3,095		-	3,095	2.4
Total long-term bonds	98,988	76.0		98,988		-	98,988	76.0
Preferred stocks:
Industrial and miscellaneous (Unaffiliated)	299	0.2		299		-	299	0.2
Parent, subsidiaries and affiliates	-	-		-		-	-	-
Total preferred stocks	299	0.2		299		-	299	0.2
Common stocks:
Industrial and miscellaneous Publicly traded (Unaffiliated)	92	0.1		92		-	92	0.1
Industrial and miscellaneous Other (Unaffiliated)	143	0.1		143		-	143	0.1
Parent, subsidiaries and affiliates Publicly traded	6	-		6		-	6	-
Parent, subsidiaries and affiliates Other	392	0.3		392		-	392	0.3
Mutual funds	36	-		36		-	36	-
Unit investment trusts	-	-		-		-	-	-
Closed-end funds	-	-		-		-	-	-
Total common stocks	669	0.5		669		-	669	0.5
Mortgage loans:
Farm mortgages	-	-		-		-	-	-
Residential mortgages	1,422	1.1		1,422		-	1,422	1.1
Commercial mortgages	19,849	15.2		19,849		-	19,849	15.2
Mezzanine real estate loans	174	0.1		174		-	174	0.1
Total mortgage loans	21,445	16.4		21,445		-	21,445	16.4
Real estate:
Properties occupied by company	63	-		63		-	63	-
Properties held for production of income	121	0.1		121		-	121	0.1
Properties held for sale	1	-		1		-	1	-
Total real estate	185	0.1		185		-	185	0.1
Cash, cash equivalents and short-term investments:
Cash	(161)	(0.1)		(161)		767	606	0.5
Cash equivalents	96	0.1		96		516	612	0.5
Short-term investments	511	0.4		511		-	511	0.4
Total cash, cash equivalents and short-term investments	446	0.4		446		1,283	1,729	1.4
Contract loans	1,264	1.0		1,264		-	1,264	1.0
Derivatives	625	0.5		625		-	625	0.5
Other invested assets	4,820	3.8		4,820		-	4,820	3.7
Receivables for securities	109	0.1		109		-	109	0.1
Securities Lending	1,283	1.0		1,283		XXX	XXX	XXX
Other invested assets	31	-		31		-	31	-
Total invested assets	$130,164	100.0	% $	130,164		$1,283	$130,164	100%

American Home Assurance Company

An AIG Company

NAIC Code: 19380

Statutory Basis Financial Statements

As of December 31, 2019 and 2018

and for the years ended December 31, 2019, 2018 and 2017

AMERICAN HOME ASSURANCE COMPANY

Statutory Basis Financial Statements

As of December 31, 2019 and 2018 and for the years ended December 31, 2019, 2018 and 2017

Report of Independent Auditors

To the Board of Directors of American Home Assurance Company:

We have audited the accompanying statutory financial statements of American Home Assurance Company (the "Company"), which comprise the statutory statements of admitted assets and liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations and changes in capital and surplus, and of cash flows for each of the three years in the period ended December 31, 2019.

Management's Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors' Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1B to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Notes 1B and 1D and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the "Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles" paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2019, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1B.

Emphasis of Matter

As discussed in Notes 1, 5, 6 and 7 to the financial statements, the Company has entered into significant transactions with certain affiliated entities. Our opinion is not modified with respect to this matter.

PricewaterhouseCoopers LLP

New York, NY

April 17, 2020

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Statements of Admitted Assets

	December 31,	December 31,
	2019	2018
Cash and invested assets:
Bonds, primarily at amortized cost (fair value: 2019 - $14,014 ; 2018 - $14,935)	$13,277	$14,534
Common stocks, at carrying value (cost: 2019 - $235 ; 2018 - $321)	245	356
Preferred stocks, at carrying value (cost: 2019 - $17; 2018 - $49)	17	49
Other invested assets (cost: 2019 - $2,406 ; 2018 - $2,982)	2,663	3,003
Mortgage loans	2,539	2,679
Derivative instruments	-	5
Short-term investments, at amortized cost (approximates fair value)	44	46
Cash and cash equivalents	441	230
Receivable for securities sold	112	104
Total cash and invested assets	$19,338	$21,006
Investment income due and accrued	$146	$166
Agents' balances or uncollected premiums:
Premiums in course of collection	1,278	941
Premiums and installments booked but deferred and not yet due	144	241
Accrued retrospective premiums	490	511
High deductible policy receivables	43	63
Reinsurance recoverable on paid losses	400	365
Funds held by or deposited with reinsurers	215	212
Net deferred tax assets	724	772
Receivables from parent, subsidiaries and affiliates	9	284
Other assets	223	159
Allowance for uncollectible accounts	(45)	(53)
Total admitted assets	$22,965	$24,667

See Notes to Statutory Basis Financial Statements

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5 STATEMENTS OF ADMITTED ASSETS – As of December 31, 2019 and 2018

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s , E x c e p t S h a r e I n f o r m a t i o n )

Statements of Liabilities, Capital and Surplus

	December 31,	December 31,
	2019	2018
Liabilities
Reserves for losses and loss adjustment expenses	$9,732	$10,935
Unearned premium reserves	3,104	3,234
Commissions, premium taxes, and other expenses payable	135	140
Reinsurance payable on paid loss and loss adjustment expenses	541	249
Current federal taxes payable to parent	2	9
Funds held by company under reinsurance treaties	1,945	2,288
Provision for reinsurance	16	30
Ceded reinsurance premiums payable, net of ceding commissions	400	337
Collateral deposit liability	276	369
Payable for securities purchased	194	112
Payable to parent, subsidiaries and affiliates	142	565
Derivative instruments	9	-
Other liabilities	474	476
Total liabilities	$16,970	$18,744
Capital and Surplus
Common capital stock, $20 par value, 1,758,158 shares authorized, 1,556,054 shares issued and outstanding	$31	$29
Capital in excess of par value	6,485	6,989
Unassigned surplus (deficit)	(1,381)	(2,021)
Special surplus funds from reinsurance	860	926
Total capital and surplus	$5,995	$5,923
Total liabilities, capital and surplus	$22,965	$24,667

See Notes to Statutory Basis Financial Statements

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6 STATEMENTS OF LIABILITIES, CAPITAL and SURPLUS - As of December 31, 2019 and 2018

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Statements of Operations and Changes in Capital and Surplus

	For the Years Ended December 31,
	2019		2018	2017
Statements of Operations
Underwriting income:
Premiums earned		$5,369	$5,009	$5,170
Underwriting deductions:
Losses incurred		2,920	3,945	4,400
Loss adjustment expenses		814	315	577
Other underwriting expenses		1,904	1,858	1,624
Total underwriting deductions		5,638	6,118	6,601
Net underwriting loss		(269)	(1,109)	(1,431)
Investment gain:
Net investment income earned		825	1,027	1,058
Net realized capital gain (loss) (net of capital gains tax expense: 2019 - $42 ; 2018
- $69; 2017 - $82)		127	(111)	(110)
Net investment gain		952	916	948
Net loss from agents' or premium balances charged-off		(1)	(3)	(19)
Other (expense) income		(96)	(136)	39
Net Income (loss) after capital gains taxes and before federal income taxes		586	(332)	(463)
Federal and foreign income tax (benefit) expense		(35)	(54)	(69)
Net Income (Loss)		$621	$(278)	$(394)
Change in Capital and Surplus
Capital and surplus, as of December 31, previous year		$5,923	$6,238	$6,448
Adjustment to beginning surplus (Note 2)		21	71	38
Capital and surplus, as of January 1,		5,944	6,309	6,486
Cumulative effect of changes in accounting principles		(39)	-	-
Other changes in capital and surplus:
Net Income (loss)		621	(278)	(394)
Change in net unrealized capital gain (loss) (net of capital gain (loss) tax
expense (benefit): 2019 - ($1) ; 2018 - ($50); 2017 - $2		21	(137)	204
Change in net deferred income tax		(143)	31	(394)
Change in nonadmitted assets		115	(91)	410
Change in provision for reinsurance		13	(10)	17
(Return of Capital) Capital contribution		(504)	150	-
Change in par value of common stock		2	-	-
Foreign exchange translation		(12)	(20)	(54)
Change in statutory contingency reserve		(26)	(31)	(39)
Other surplus adjustments		3	-	2
Total changes in capital and surplus		51	(386)	(248)
Capital and Surplus, as of December 31,		$5,995	$5,923	$6,238

See Notes to Statutory Basis Financial Statements

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7 STATEMENTS OF OPERATIONS and CHANGES IN CAPITAL AND SURPLUS - for the years ending December 31, 2019, 2018 and 2017

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Statements of Cash Flows

	For the Years Ended December 31,
	2019		2018	2017
Cash from Operations:
Premiums collected, net of reinsurance		$5,118	$5,292	$5,395
Net investment income		677	839	920
Miscellaneous income (expense)		9	4	(17)
Sub-total		5,804	6,135	6,298
Benefit and loss related payments		4,296	4,832	7,209
Commission and other expense paid		2,510	2,599	3,407
Federal and foreign income taxes recovered		(8)	(1)	(98)
Net cash (used in) provided from operations		(994)	(1,295)	(4,220)
Cash from Investments:
Proceeds from investments sold, matured, or repaid
Bonds		4,296	3,990	7,709
Stocks		140	339	324
Mortgage loans		293	111	615
Other investments		1,374	1,790	1,591
Total proceeds from investments sold, matured, or repaid		6,103	6,230	10,239
Cost of investments acquired:
Bonds		3,637	3,766	4,278
Stocks		12	56	454
Mortgage loans		164	748	763
Other investments		914	870	853
Total cost of investments acquired		4,727	5,440	6,348
Net cash provided from (used in) investing activities		1,376	790	3,891
Cash from Financing and Miscellaneous Sources:
Capital contributions		(15)	-	-
Borrowed fund repaid		-	(65)	(180)
Intercompany receipts		11	599	577
Net deposit activity on deposit-type contracts and other insurance		(1)	(27)	(13)
Collateral deposit liability (payments) receipts		(93)	(24)	8
Other (payments) receipt		(75)	60	30
Net cash (used in) provided from financing and miscellaneous activities		(173)	543	422
Net change in cash, cash equivalents, and short-term investments		209	38	93
Cash, cash equivalents, and short-term investments
Beginning of year		276	238	145
End of year		$485	$276	$238

Refer to Note 11D for description of non-cash items.

See Notes to Statutory Basis Financial Statements

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8 STATEMENTS OF CASH FLOW – for the years ended December 31, 2019, 2018 and 2017

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

1.Organization and Summary of Significant Statutory Basis Accounting Policies

A.Basis of Organization and Presentation

Organization

American Home Assurance Company ("the Company" or "American Home") is a direct wholly-owned subsidiary of AIG Property Casualty U.S., Inc. ("AIG PC US"), a Delaware corporation, which is in turn owned by AIG Property Casualty Inc. ("AIG PC"), a Delaware corporation. The Company's ultimate parent is American International Group, Inc. (the "Ultimate Parent" or "AIG"). AIG conducts its property and casualty operations through multiple line companies writing substantially all commercial (casualty, property, specialty and financial liability) and consumer (accident & health and personal lines) insurance both domestically and abroad.

The Company is party to an inter-company pooling agreement (the "Combined Pooling Agreement"), among the twelve companies listed below, collectively named the Combined Pool. Effective January 1, 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies.

The member companies of the Combined Pool, their National Association of Insurance Commissioners ("NAIC") company codes, inter-company pooling participation percentages under the Combined Pooling Agreement and states of domicile are as follows:

	NAIC	Pool Participation	State of
Company	Company	Percentage	Domicile
National Union *	19445	35%	Pennsylvania
American Home	19380	35%	New York
Lexington	19437	30%	Delaware
APCC	19402	0%	Illinois**
C&I	19410	0%	New York
ISOP	19429	0%	Illinois
New Hampshire	23841	0%	Illinois
Specialty	26883	0%	Illinois
Assurance	40258	0%	Illinois
Granite	23809	0%	Illinois
Illinois National	23817	0%	Illinois
AIU	19399	0%	New York

*Lead Company of the Combined Pool

**Company was redomesticated to Illinois in 2019 from Pennsylvania in 2018.

Refer to Note 6 for additional information on the Combined Pool and the effects of the changes in the intercompany pooling arrangements (the "2017 Pooling Restructure Transaction").

The Company accepts commercial business primarily through a network of independent retail and wholesale brokers and through independent agency networks. In addition, the Company accepts consumer business primarily through agents and brokers, as well as through direct marketing and partner organizations. There were no Managing Agents or Third Party Administrators who placed direct written premium with the Company in an amount exceeding more than 5.0 percent of surplus of the Company for the years ending December 31, 2019, 2018, and 2017.

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9 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The Company is diversified in terms of classes of its business, distribution network and geographic locations. The Company has direct written premium concentrations of 5.0 percent or more in the following locations:

State / Location	2019	2018	2017
California	$90	$103	$124
Florida	62	68	86
United Arab Emirates	61	66	71
New York	32	36	65
Texas**	24	26	48
Bermuda*	57	16	5
Thailand*	27	8	8
*Bermuda and Thailand were below 5% in 2018 and 2017
** Texas is below 5% in 2019

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY SAP"). Certain balances relating to prior periods have been reclassified to conform to the current year's presentation.

Additionally, the financial statements include the Company's U.S. operations, its Dubai, Caribbean, Jamaica and Argentina branch operations and its participation in the American International Overseas Association (the "Association").

The Company's financial information as of and for the years ended December 31, 2019, 2018 and 2017 have been presented in accordance with the terms of the Combined Pooling Agreement.

B.Permitted and Prescribed Practices

NY SAP recognizes only statutory accounting practices prescribed or permitted by the New York State Department of Financial Services ("NY DFS") for determining and reporting the financial position and results of operations of an insurance company and for the purpose of determining its solvency under the New York Insurance Code. The NAIC Statutory Accounting Principles included within the Accounting Practices and Procedures Manual ("NAIC SAP") have been adopted as a component of prescribed practices by the NY DFS. The Superintendent of the NY DFS (the "Superintendent") has the right to permit other specific practices that differ from prescribed practices.

NY SAP has prescribed the practice of discounting workers' compensation known case loss reserves on a non-tabular basis. This practice is not prescribed under NAIC SAP.

For the affiliated loss portfolio transfer ("LPT") agreements entered into during 2018, the Company received permitted practices to present the consideration paid in relation to statutory reserves ceded to Fortitude Reinsurance Company Limited ("Fortitude Re") and Eaglestone Reinsurance Company ("Eaglestone") within paid losses rather than as premium written and earned. The classification change has no effect on net income or surplus. Refer to Note 5 for further details.

Accounting practices prescribed by the Insurance Department of the Commonwealth of Pennsylvania ("PA SAP") provide for the availability of certain offsets in the calculation of the Provision for reinsurance, which offsets are not prescribed under NAIC SAP. The Company applied PA SAP with concurrence from the NY DFS to reflect the transfer of collection risk on certain of the Company's asbestos related reinsurance recoverable balances, to an authorized third party reinsurer, as another form of collateral acceptable to the Commissioner with respect to the reinsurance recoverable balance from the original reinsurers.

The Company applied a permitted practice to account for the retroactive aggregate excess of loss reinsurance arrangement entered into with National Indemnity Company ("NICO"), a subsidiary of Berkshire Hathaway, Inc., (the "ADC") as prospective reinsurance. However, any gain associated with the ADC has been reported in a segregated surplus account and does not form part of the Company's Unassigned surplus, subject to the applicable dividend restrictions; such amounts must be restricted in surplus until such time as payments received by NICO exceed premiums paid for the retrocession. For more information, see Note 7.

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10 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The use of the aforementioned permitted and prescribed practices has not affected the Company's ability to comply with the NY DFS's risk based capital ("RBC") and surplus requirements for the 2019, 2018 or 2017 reporting periods.

A reconciliation of the net income (loss) and capital and surplus between NAIC SAP and practices prescribed or permitted by NY SAP is shown below:

December 31,	SSAP #	FS Ref	2019	2018	2017
Net Income (loss), NY SAP			$621	$(278)	$(394)
State prescribed or permitted practices - addition (charge):
Change in non-tabular discounting	65	(a)	(60)	13	73
Adverse Development Cover	62R	(a)	-	-	-
Present the consideration received/paid in relation to the loss reserves within
paid losses	62R	(b)	-	-	-
Net Income (loss) , NAIC SAP			$561	$(265)	$(321)
Statutory surplus, NY SAP			$5,995	$5,923	$6,238
State prescribed or permitted practices - addition (charge):
Non-tabular discounting	65	(a)	(133)	(73)	(86)
Credits for collection risk on certain asbestos reinsurance recoveries	62R	(c)	(54)	(61)	(43)
Adverse Development Cover	62R	(d)	(854)	(920)	(689)
Present the consideration received/paid in relation to the loss reserves within
paid losses	62R	(b)	-	-	-
Statutory surplus, NAIC SAP			$4,954	$4,869	$5,420

(a)Impacts Reserves for losses and loss adjustment expenses within the Statements of Liabilities, Capital and Surplus and Losses incurred within the Statements of Operations and Changes in Capital and Surplus.

(b)Impacts Losses incurred and Premiums earned within the Statements of Operations and Changes in Capital and Surplus.

(c)Impacts Provision for reinsurance within the Statements of Liabilities, Capital and Surplus and the change in Provision for reinsurance within the Statements of Operations and Changes in Capital and Surplus.

(d)Impacts Special surplus funds from reinsurance within the Statements of Liabilities, Capital and Surplus. Although the application of prospective reinsurance treatment to the ADC results in no overall changes to surplus, the permitted practice applied results in any gain being restricted and reported in segregated surplus and does not form part of the Company's Unassigned surplus.

C.Use of Estimates in the Preparation of the Financial Statements

The preparation of statutory financial statements in accordance with NY SAP requires the application of accounting policies that often involve a significant degree of judgment. The Company's accounting policies that are most dependent on the application of estimates and assumptions are considered critical accounting estimates and are related to the determination of:

∙Reserves for losses and loss adjustment expenses ("LAE") including estimates and recoverability of the related reinsurance assets;

∙Legal contingencies;;

∙Other than temporary impairment ("OTTI") losses on investments;

∙Fair value of certain financial assets, impacting those investments measured at fair value in the Statements of Admitted Assets and Liabilities, Capital and Surplus, as well as unrealized gains (losses) included in Capital and Surplus; and

∙Income tax assets and liabilities, including the recoverability and admissibility of net deferred tax assets and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset.

These accounting estimates require the use of assumptions, including some that are highly uncertain at the time of estimation. It is reasonably possible that actual experience may materially differ from the assumptions used and therefore the Company's statutory financial condition, results of operations and cash flows could be materially affected.

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11 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

D. Accounting Policy Differences

NAIC SAP is a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America ("US GAAP"). NAIC SAP varies from US GAAP in certain significant respects, including:

Transactions	NAIC SAP Treatment	US GAAP Treatment

Policy Acquisition Costs	Costs are immediately expensed and are included in	Costs directly related to the successful acquisition of
Principally brokerage commissions and	Other Underwriting Expenses, except for reinsurance	new or renewal insurance contracts are deferred and
premium taxes arising from the issuance	ceding commissions received in excess of the cost to	amortized over the term of the related insurance
of insurance contracts.	acquire business which are recognized as a deferred	coverage.
liability and amortized over the period of the
reinsurance agreement.

Unearned Premiums, Unpaid Losses	Presented net of reinsurance recoverable.	Presented gross of reinsurance with corresponding
and Loss Expense Liabilities		reinsurance recoverable assets for ceded unearned
premiums and reinsurance recoverable on unpaid
losses.

Retroactive reinsurance contracts	Gains and losses are recognized in earnings	Gains are deferred and amortized over the settlement
	immediately and surplus is segregated to the extent	period of the ceded claim recoveries. Losses are
	pretax gains are recognized. Certain retroactive	immediately recognized in the Statements of
	affiliate or related party reinsurance contracts are	Operations.
accounted for as prospective reinsurance if there is no
gain in surplus as a result of the transaction.

Investments in Bonds held as:	Investment grade securities (rated by NAIC as class 1	All available for sale investments are carried at fair
1) available for sale	or 2) are carried at amortized cost. Non- investment	value with changes in fair value, net of applicable
2) fair value option	grade securities (NAIC rated 3 to 6) are carried at the	taxes, reported in accumulated other comprehensive
	lower of amortized cost or fair value.	income within shareholder's equity.
Fair value option investments are carried at fair value
with changes in fair value, net of applicable projected
income taxes, reported in Net Investment Income.
Investments in Equity Securities	Carried at fair value with unrealized gains and losses	All equity securities that do not follow the equity
	reported, net of applicable taxes, in the Statements of	method of accounting, are measured at fair value with
	Changes in Capital and Surplus.	changes in fair value recognized in earnings.

Investments in Limited Partnerships,	Carried at the underlying US GAAP equity with	If aggregate interests allow the holding entity to
Hedge Funds and Private Equity	results from the investment's operations recorded, net	exercise more than significant influence (typically
Interests	of applicable taxes, as unrealized gains (losses)	more than 3%), the investment is recorded as an
	directly in the Statements of Changes in Capital and	equity method investment wherein the Company's
	Surplus.	pro rata share of income or loss for the period, is
recorded as net investment income and adjusted
against the carrying value of the asset. Similar equity
method investments in investment company entities
(eg: hedge funds) is adjusted for the Company's pro
rata share of income or loss for the period which is
based on the Net Asset Value ("NAV") with changes
in value recorded to Net Investment Income.
Where the aggregate interests do not allow the entity
to exercise significant influence (typically less than
3%), the investment is recorded at as equity
investment fair valued through net investment
income. Similar equity investment in investment
companies (eg: hedge funds) are recorded at NAV
with changes in value recorded to Net Investment
Income.

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12 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Transactions	NAIC SAP Treatment	US GAAP Treatment

Investments in Subsidiary, Controlled	Subsidiaries are not consolidated.	Consolidation is required when there is a
and Affiliated Entities (SCAs)		determination that the affiliated entity is a variable
interest entity ("VIE") and the reporting entity has a
variable interest and the power to direct the activities
of the VIE. The VIE assessment would consider
various factors including limited partnership (LP)
status and inherent rights of equity investors.
The equity investment in SCAs are accounted for
	under the equity method and recorded as Common	Investments in SCAs that are voting interest entities
	stock investments. Dividends are recorded within Net	(VOE) with majority voting rights are generally
	Investment Income.	consolidated.
Investments in SCAs where the holding entity
exercises significant influence (generally ownership
of>3% voting interests for LPs and similar entities
and between 20 percent and 50 percent for other
entities) are recorded at equity value. The change in
equity is included within operating income.
Statement of Cash Flows	Statutory Statements of Cash Flows must be	The Statements of Cash Flows can be presented using
	presented using the direct method. Changes in cash,	the direct or indirect methods, however are typically
	cash equivalents, and short-term investments and	presented using the indirect method. Presentation is
	certain sources of cash are excluded from operational	limited to changes in cash and cash equivalents
	cash flows.	(short-term investments are excluded).

Deferred Federal Income Taxes	Deferred income taxes are established for the	The provision for deferred income taxes is recorded
	temporary differences between tax and book assets	as a component of income tax expense, as a
	and liabilities, subject to limitations on admissibility	component of the Statements of Operations, except
	of tax assets.	for changes associated with items that are included
within other comprehensive income where such items
	Changes in deferred income taxes are recorded within	are recorded net of applicable income taxes.
capital and surplus and have no impact on the
Statements of Operations.

Statutory Adjustments	Certain asset balances designated as nonadmitted,	All assets and liabilities are included in the financial
(applied to certain assets including	such as some intangible assets and certain	statements. Provisions for uncollectible receivables
goodwill, furniture and equipment,	investments in affiliated entities are excluded from	are established as valuation allowances and are
deferred taxes in excess of limitations,	the Statements of Admitted Assets and are reflected as	recognized as expense within the Statements of
prepaid expenses, overdue receivable	deductions from capital and surplus.	Operations.
balances and unsecured reinsurance
amounts)

The effects on the financial statements of the variances between NAIC SAP and US GAAP, although not reasonably determinable, are presumed to be material.

E.Significant Statutory Accounting Policies

Premiums

Premiums for insurance and reinsurance contracts are recorded as gross premiums written as of the effective date of the policy. Premiums are earned primarily on a pro-rata basis over the term of the related insurance coverage. Premiums collected prior to the effective date of the policy are recorded as advance premiums, reported as a liability and not considered income until due. Extended reporting endorsements are reflected as premiums written and are earned on a pro-rata basis over the stated term of the endorsement unless the term of the endorsement is indefinite in which case premiums are fully earned at inception of the endorsement along with the recognition of associated loss and LAE.

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13 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Unearned premium reserves are established on an individual policy basis, reflecting the terms and conditions of the coverage being provided. Unearned premium reserves represent the portion of premiums written relating to the unexpired terms of coverage as of the date of the financial statements. For policies with coverage periods equal to or greater than thirteen months and generally not subject to cancellation or modification by the Company, premiums are earned using a prescribed percentage of completion method. Additional unearned premium reserves for policies exceeding thirteen months are established as greater of three prescribed tests.

Reinsurance premiums are typically earned over the same period as the underlying policies, or risks, covered by the contracts. As a result, the earnings pattern of a reinsurance contract generally written for a 12-month term may extend up to 24 months, reflecting the inception dates of the underlying attaching policies throughout the 12-month period of the reinsurance contract. Reinsurance premiums ceded are recognized as a reduction in revenues over the period reinsurance coverage is provided.

Insurance premiums billed and outstanding for 90 days or more are nonadmitted and charged against Unassigned surplus.

Premiums for retrospectively rated contracts are initially recorded based on the expected loss experience and are earned on a pro-rata basis over the term of the related insurance coverage. Additional or returned premium is recorded if the estimated loss experience differs from the initial estimate and is immediately recognized in earned premium. The Company records accrued retrospectively rated premiums as written premiums. Adjustments to premiums for changes in the level of exposure to insurance risk are generally determined based upon audits conducted after the policy expiration date.

Gross written premiums net of ceded written premiums ("Net written premiums") that were subject to retrospective rating features as of December 31, 2019, 2018 and 2017 were as follows:

Years ended December 31,	2019	2018	2017
Net written premiums subject to retrospectively rated contracts	$91	$93	$105
Percentage of total net written premiums	1.7%	1.9%	2.1%

As of December 31, 2019 and 2018, the admitted portion of accrued premiums related to the Company's retrospectively rated contracts were $490 and $511, respectively, which will be billed in future periods based primarily on the payment of the underlying expected losses and LAE. Unsecured amounts associated with these accrued retrospective premiums were $41 and $60 as of December 31, 2019 and 2018, respectively. Ten percent of the amount of accrued retrospective premiums receivable not offset by retrospective return premiums or other liabilities to the same party, other than loss and LAE reserves, or collateral (collectively referred to as the unsecured amount) have been nonadmitted in the amount of $6 and $10 as of December 31, 2019 and 2018, respectively.

High Deductible

The Company establishes loss reserves for high deductible policies net of the insured's contractual deductible (such deductibles are referred to as "reserve credits"). The Company establishes a nonadmitted asset for ten percent of paid losses recoverable in excess of collateral held on an individual insured basis, or for one hundred percent of paid losses recoverable where no collateral is held and amounts are outstanding for more than ninety days. Additionally, the Company establishes an allowance for doubtful accounts for such paid losses recoverable in excess of collateral and after nonadmitted assets. Similarly, the Company does not recognize reserve credit offsets to its estimate of loss reserves where such credits are deemed uncollectible, as the Company ultimately bears credit risk on the underlying policies' insurance obligations.

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14 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table shows the counterparty exposure on unpaid claims and billed recoverable on paid claims for high deductibles by line of business as of December 31, 2019 and 2018:

		Reserve Credits on	Recoverable on Paid
December 31, 2019	Gross Loss Reserves	Unpaid Claims	Claims	Total
Allied Lines	$423	$423	$7	$430
General Liabilities	481	481	6	487
Workers Compensation	3,352	3,352	35	3,387
Total	$4,256	$4,256	$48	$4,304

As of December 31, 2019, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $150 and $3,013, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2019 were $1,142, or 27% of the total high deductible. Additionally, as of December 31, 2019, the Company had recoverables on paid claims greater than 90 days overdue of $23, of which $6 have been nonadmitted.

		Reserve Credits on	Recoverable on Paid
December 31, 2018	Gross Loss Reserves	Unpaid Claims	Claims	Total
Allied Lines	$390	$390	$10	$400
General Liabilities	464	464	9	473
Workers Compensation	3,419	3,419	51	3,470
Total	$4,273	$4,273	$70	$4,343

As of December 31, 2018, both on-balance sheet and off-balance sheet collateral pledged to the Company related to deductible and paid recoverables was $206 and $3,068, respectively. Unsecured high deductible amounts related to unpaid claims and for paid recoverables for 2018 were $1,069, or 25% of the total high deductible. Additionally, as of December 31, 2018, the Company had recoverables on paid claims greater than 90 days overdue of $72, of which $7 have been nonadmitted.

The following table shows the deductible amounts for the highest ten unsecured high deductible policies as of December 31, 2019 and 2018:

Counterparty*	Unsecured High Deductible Amounts
December 31,	2019	2018
Counterparty 1	$142	$129
Counterparty 2	89	103
Counterparty 3	86	75
Counterparty 4	74	55
Counterparty 5	69	54
Counterparty 6	54	54
Counterparty 7	51	48
Counterparty 8	35	48
Counterparty 9	22	21
Counterparty 10	21	20

*Actual counterparty is not named and may vary year over year. Additionally, a group of entities under common control is regarded as a single counterparty.

Deposit Accounting

Direct insurance transactions where management determines there is insufficient insurance risk transfer are recorded as deposits unless the policy was issued (i) in respect of the insured's requirement for evidence of coverage pursuant to applicable statutes (insurance statutes or otherwise), contractual terms or normal business practices, (ii) in respect of an excess insurer's requirement for an underlying primary insurance policy in lieu of self-insurance, or (iii) in compliance with filed forms, rates and/or rating plans.

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15 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Assumed and ceded reinsurance contracts which do not transfer a sufficient amount of insurance risk are recorded as deposits with the net consideration paid or received recognized as a deposit asset or liability, respectively. Deposit assets are admitted if (i) the assuming company is licensed, accredited or qualified by the PA DOI, or (ii) the collateral (i.e., funds withheld, letters of credit or trusts) provided by the reinsurer meets all the requirements of the NY SAP, as applicable. The deposit asset or liability is adjusted by calculating the effective yield on the deposit to reflect the actual payments made or received to date and expected future payments with a corresponding credit or charge to Other income (expense) in the Statements of Operations.

Deposit assets are recorded to Other assets within the Statements of Admitted Assets, refer to Note 11A. Deposit liabilities are recorded to Other liabilities within the Statements of Liabilities, Capital and Surplus, refer to Note 11B.

Premium Deficiency

The Company periodically reviews its expected ultimate losses with respect to its unearned premium reserves. A premium deficiency loss and related liability is established if the unearned premium reserves and related future investment income are collectively not sufficient to cover the expected ultimate loss projection. For purposes of premium deficiency tests, contracts are grouped in a manner consistent with how policies are marketed, serviced, and measured for the profitability of such contracts. As of December 31, 2019 and 2018, the Company did not incur any premium deficiency losses.

Retroactive Reinsurance

Reinsurance transactions involving the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer are recorded as retroactive reinsurance and reported separately from Reserves for losses and loss adjustment expenses in the Statements of Liabilities, Capital and Surplus. Initial pre-tax gains or losses are recorded in Retroactive reinsurance gain within the Statements of Operations and Changes in Capital and Surplus with surplus gains recorded as Special surplus funds from reinsurance which is a component of Capital and Surplus that is restricted from dividend payment. Amounts recorded in Special surplus funds from reinsurance are considered to be earned surplus (i.e., transferred to Unassigned surplus) only when, and to the extent that, cash recoveries from the assuming entity exceed the consideration paid by the ceding entity. Special surplus funds from retroactive reinsurance are maintained separately for each respective retroactive reinsurance agreement; Special surplus funds from retroactive reinsurance account write-in entry on the balance sheet is adjusted, upward or downward, to reflect any subsequent increase or reduction in reserves ceded. The reduction in the special surplus funds is limited to the lesser of amounts recovered by the Company in excess of consideration paid or the surplus gain in relation to such agreement.

To the extent that the transfer of loss and LAE reserves associated with loss events that occurred prior to the effective date of the transfer is between affiliated entities and neither entity records a gain or loss in surplus, the transaction qualifies as an exception in the NAIC SAP accounting guidance and is accounted for as prospective reinsurance.

Insurance Related Acquisition Costs

Commissions, premium taxes, and certain underwriting costs are expensed as incurred and are included in Other underwriting expenses. The Company records an unearned ceding commission accrual equal to the excess of the ceding commissions received from reinsurers compared to the anticipated acquisition cost of the business ceded. This amount is amortized as an increase to income over the effective period of the reinsurance agreement in proportion to the amount of insurance coverage provided.

Provisions for Allowances and Unauthorized or Overdue Reinsurance

The recoverability of certain assets, including insurance receivables with counterparties, is reviewed periodically by management. A minimum reserve, as required under the NAIC Annual Statement Instructions for Property and Casualty Companies for Schedule F–Provision for Overdue Reinsurance for uncollectible reinsurance is recorded with an additional reserve required if an entity's experience indicates that a higher amount should be provided. The minimum reserve is recorded as a liability and the change between years is recorded as a gain or loss directly to Unassigned fund (surplus) in the Statement of Liabilities, Capital and Surplus. Any reserve over the minimum amount is recorded on the statement of operations by reversing the accounts previously utilized to establish the reinsurance recoverable. Various factors are taken into consideration when assessing the recoverability of these asset balances including: the age of the related amounts due and the nature of the unpaid balance; disputed balances, historical recovery rates and any significant decline in the credit standing of the counterparty. PA SAP is applied in the determination of the Company's Provision for reinsurance with concurrence from the NY DFS.

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16 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Reserves for Losses and Loss Adjustment Expenses

Reserves for case incurred but not reported ("IBNR") and LAE losses are determined on the basis of actuarial specialists' evaluations and other estimates, including historical loss experience. The methods of making such estimates and for establishing the resulting reserves are reviewed and updated based on available information, and any resulting adjustments are recorded in the current period. Accordingly, newly established reserves for losses and LAE, or subsequent changes, are charged to income as incurred. In the event of loss recoveries through reinsurance agreements, loss and LAE reserves are reported net of reinsurance amounts recoverable for unpaid losses and LAE. Losses and LAE ceded through reinsurance are netted against losses and LAE incurred. Amounts recoverable from reinsurers are estimated in a manner consistent with the claim liability associated with the reinsurance policy based upon the terms of the underlying contract. See Note 5 for further discussion of policies and methodologies for estimating the liabilities and losses.

Workers' compensation reserves are discounted in accordance with NY DFS statutes; see Note 5 for further details.

Salvage and subrogation recoverables are estimated using past experience adjusted for current trends, and any other factors that would modify past experience. Estimated salvage and subrogation recoveries (net of associated expenses) are deducted from the liability for unpaid claims or losses.

Structured Settlements

In the ordinary course of business, the Company enters into structured settlements to settle certain claims. Structured settlements involve the purchase of an annuity by the Company, generally from life insurers, to fund future claim obligations. In the event the life insurers providing the annuity do not meet their obligations, the Company would, in certain cases, become liable for the payments of benefits. As of December 31, 2019 there were no incurred losses, there has been no default by any of the participating life insurers and the Company has not reduced its loss reserves for any annuities purchased where it is both the owner and the payee. Management believes that based on the financial strength of the life insurers involved (mostly affiliates) the likelihood of the Company becoming liable, or incurring an incremental loss, is remote.

The estimated loss reserves eliminated by such structured settlement annuities and the unrecorded loss contingencies as of December 31, 2019 and 2018 were $1,303 and $1,328, respectively.

As of December 31, 2019, the Company had annuities with aggregate statement values in excess of one percent of its policyholders' surplus with life insurer affiliates as follows:

Life Insurance Company	State of Domicile	Licensed in	Statement Value
		New York

American General Life Insurance Company of Texas	Texas	No	$154
American General Life Insurance Company of Delaware	Delaware	No	266
The United State Life Insurance Company in the City of New York	New York	Yes	830

Fair Value of Financial Instruments

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. The Company maximizes the use of observable inputs and minimizes the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Assets and liabilities recorded at fair value are measured and classified in accordance with a fair value hierarchy consisting of three 'levels' based upon the observability of inputs available in the marketplace as discussed below:

∙Level 1: Fair value measurements that are based upon quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The quoted price for such instruments is not subject to adjustment.

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17 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

∙Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

∙Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value (See Note 4 for the balance and activity of financial instruments). The valuation methods and assumptions used in estimating the fair values of financial instruments are as follows:

∙The fair values of bonds, mortgage loans, unaffiliated common stocks and preferred stocks are based on fair values that reflect the price at which a security would sell in an arm's length transaction between a willing buyer and seller. As such, sources of valuation include third party pricing sources, stock exchanges, brokers or custodians or the NAIC Capital Markets and Investment Analysis Office ("NAIC IAO").

∙The fair value of derivatives is determined using quoted prices in active markets and other market evidence whenever possible, including market-based updates, broker or dealer quotations or alternative pricing sources.

∙The carrying value of all other financial instruments approximates fair value due to the short term nature.

Cash Equivalents and Short Term Investments

Cash equivalents are short-term, highly liquid investments, with original maturities of three months or less, that are both; (a) readily convertible to known amounts of cash; and (b) so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. Highly liquid debt securities with maturities of greater than three months but less than twelve months from the date of purchase are classified as short-term investments. Short-term investments are carried at amortized cost which approximates fair value.

Bonds and Loan Backed and Structured Securities

Bonds include any securities representing a creditor relationship, whereby there is a fixed schedule for one or more future payments such as US government agency securities, municipal securities, corporate and convertible bonds, and fixed income instruments. Loan-backed and structured securities ("LBaSS") include residential mortgage-backed securities ("RMBS"), commercial mortgage-backed securities ("CMBS"), and asset- backed securities ("ABS"), pass-through securities, lease-backed securities, equipment trust certificates, loan-backed securities issued by special purpose corporations or trusts, and securities where there is not direct recourse to the issuer.

Bonds and LBaSS with an NAIC IAO designation of "1" or "2" (considered to be investment grade) are carried at amortized cost. Bonds and LBaSS with an NAIC designation of "3", "4", "5", "5*", "6" or "6*" (considered to be non-investment grade) are carried at the lower of amortized cost or fair value. LBaSS fair values are primarily determined using independent pricing services and broker quotes. Bonds and LBaSS that have not been filed and have not received a designation in over a year, from the NAIC IAO, are assigned a 6* designation and carried at zero, with unrealized losses charged to surplus. Bond and LBaSS securities that have been filed and received a 6* designation can carry a value greater than zero. Bond and LBaSS securities are assigned a 5* designation when the following conditions are met: a) the documentation required for a full credit analysis did not exist, b) the issuer/obligor has made all contractual interest and principal payments, and c) an expectation of repayment of interest and principal exists. Amortization of premium or discount on bonds and LBaSS is calculated using the effective yield method.

Additionally, mortgage-backed securities ("MBS") and ABS prepayment assumptions are obtained from an outside vendor or internal estimates. The retrospective adjustment method is used to account for the effect of unscheduled payments affecting high credit quality securities, while securities with less than high credit quality and securities for which the collection of all contractual cash flows is not probable are both accounted for using the prospective adjustment method.

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18 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Mortgage Loans

Mortgage loans on real estate are carried at unpaid principal balances, net of unamortized premiums, discounts and impairments. Pre-payments of principal are recorded as a reduction in the mortgage loan balance. If a mortgage loan provides for a prepayment penalty or acceleration fee in the event the loan is liquidated prior to its scheduled termination date, such fees is reported as investment income when received. Interest income includes interest collected, the change in interest income due and accrued, the change in unearned interest income as well as amortization of premiums, discounts, and deferred fees and recorded as earned in investment income in the statement of operations.

Impaired loans are identified by management as loans in which it is probable that all amounts due according to the contractual terms of the loan agreement will not be collected. The Company accrues income on impaired loans to the extent it is deemed collectible and the loan continues to perform under its original or restructured contractual terms. Non-performing loan interest income that is delinquent more than 90 days is generally recognized on a cash basis.

Mortgage loans are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property occupancy, profile of the borrower and of the major property tenants, and economic trends in the market where the property is located. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Internal credit risk ratings are assigned based on the consideration of risk factors including past due status, debt service coverage, loan-to-value ratio or the ratio of the loan balance to the estimated value of the property, property occupancy, profile of the borrower and of the major property tenants, economic trends in the market where the property is located, and condition of the property.

Preferred Stocks

Perpetual preferred stocks with an NAIC rating of "P1" or "P2", having characteristics of equity securities are carried at fair value. Redeemable preferred stocks with an NAIC rating of "RP1" or "RP2", which have characteristics of debt securities, are carried at book value. All preferred stocks with an NAIC rating of "3" through "6" are carried at the lower of book or fair value.

Unaffiliated Common Stock Securities

Unaffiliated common stock investments are carried at fair value with changes in fair value recorded as unrealized gains (losses) in Unassigned surplus, or as realized losses in the event a decline in value is determined to be other than temporary. For FHLB capital stock, which is only redeemable at par, the fair value shall be presumed to be par, unless considered other-than-temporarily impaired.

Investments in subsidiaries and affiliated companies

Investments in non-publicly traded affiliates are recorded based on the underlying equity of the respective entity's financial statements as presented on a basis consistent with the nature of the affiliates' operations (including any nonadmitted amounts). The Company's share of undistributed earnings and losses of affiliates is recorded as unrealized gains (losses) in Unassigned surplus.

Investments in joint ventures, partnerships and limited liability companies

Other invested assets include joint ventures and partnerships and are accounted for under the equity method, based on the most recent financial statements of the entity. Changes in carrying value are recorded as unrealized gains (losses). Additionally, other invested assets include investments in collateralized loans that are recorded at the lower of amortized cost and the fair value of the underlying collateral. Changes in carrying value resulting from adjustments where the fair value is less than amortized cost are recorded as unrealized gains (losses) in Unassigned surplus, while changes resulting from amortization are recorded as Net investment income.

Derivatives

Derivative financial instruments are accounted for at fair value using quoted prices in active markets and other market evidence whenever possible, including market-based inputs to valuation models, broker or dealer quotations or alternative pricing sources, reduced by the amount of collateral held or posted by the Company with respect to the derivative position. Changes in carrying value are recorded as unrealized gains (losses) in Unassigned surplus.

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19 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Net investment income and gain/loss

Investment income is recorded as earned and includes interest, dividends and earnings from subsidiaries, loans and joint ventures. Realized gains or losses on the disposition or impairment of investments are determined on the basis of specific identification.

Investment income due and accrued is assessed for collectability. The Company records a valuation allowance on investment income receivable when it is probable that an amount is uncollectible by recording a charge against investment income in the period such determination is made. Any amounts receivable over 90 days past due, or 180 days past due for mortgage loans, that do not have a valuation allowance are nonadmitted by the Company.

Evaluating Investments for Other-Than-Temporary Impairment

If a bond is determined to have an OTTI in value the cost basis is written down to fair value as its new cost basis, with the corresponding charge to Net realized capital gains (losses) as a realized loss.

For bonds, other than loan-backed and structured securities, an OTTI shall be considered to have occurred if it is probable that the Company will not be able to collect all amounts due under the original contractual terms.

For loan-backed and structured securities, an OTTI shall be considered to have occurred if the fair value of a security is below its amortized cost and management intends to sell or does not have the ability and intent to retain the security until recovery of the amortized cost (i.e., intent based impairment). When assessing the intent to sell a security, management evaluates relevant facts and circumstances including, but not limited to, decisions to rebalance the investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

In general, a security is considered a candidate for OTTI evaluation if it meets any of the following criteria:

∙The Company may not realize a full recovery on their investment based on lack of ability or intent to hold a security to recovery;

∙Fundamental credit risk of the issuer exists; and/or

∙Other qualitative/quantitative factors exist indicating an OTTI has occurred.

When a credit-related OTTI is present, the amount of OTTI recognized as a realized capital loss is equal to the difference between the investment's amortized cost basis and the present value of cash flows expected to be collected regardless of management's ability or intent to hold the security.

Common and preferred stock investments whose fair value is less than their carrying value or is at a significant discount to acquisition value are considered to be potentially impaired. For securities with unrealized losses, an analysis is performed. Factors include:

∙If management intends to sell a security that is in an unrealized loss position then an OTTI loss is considered to have occurred;

∙If the investments are trading at a significant (25 percent or more) discount to par, amortized cost (if lower) or cost for an extended period of time based on facts and circumstances of the investment; or

∙If a discrete credit event occurs resulting in: (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under bankruptcy law or any similar laws intended for court supervised reorganization of insolvent enterprises; or, (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

∙If there are other factors precluding a full recovery of the investment.

Limited partnership investments whose fair value is less than its book value with a significant unrealized loss are considered candidates for OTTI. OTTI factors that are periodically considered include:

∙If an order of liquidation or other fundamental credit issues with the partnership exists;

∙If there is a significant reduction in scheduled cash flow activities between the Company and the partnership or fund during the year;

∙If there is an intent to sell, or the Company may be required to sell, the investment prior to the recovery of cost of the investment; or

∙If other qualitative/quantitative factors indicating an OTTI exist based on facts and circumstances of the investment.

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20 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Equities in Pools & Associations

The Company accounts for its participation in the business pooled via the Association (see Note 6) and its deposit in the Association by recording the Company's share of:

∙direct and assumed premium as gross premium,

∙underwriting and net investment income results in the Statements of Operations and Changes in Capital and Surplus,

∙insurance and reinsurance balances in the Statements of Admitted Assets,

∙all other non-insurance assets and liabilities held by the Association, all of which are on its members' behalf, as Equities in Underwriting Pools and Associations in the Statements of Admitted Assets, and

∙cashflows in the Statements of Cash Flows.

Foreign Currency Translation

Foreign currency denominated assets and liabilities are translated into U.S. dollars using rates of exchange prevailing at the period end date. Revenues, expenses, gains, losses and surplus adjustments, of non-U.S. operations are translated into U.S. dollars based on weighted average exchange rate for the period. All gains or losses due to translation adjustments recorded as unrealized gains (losses) within Unassigned surplus in the Statements of Liabilities, Capital and Surplus. All realized gains and losses due to exchange differences between settlement date and transaction date resulting from foreign currency transactions, not in support of foreign insurance operations, are included in Net realized capital gains (losses) in the Statements of Operations and Changes in Capital and Surplus.

Retirement Plans, Deferred Compensation, Postemployment Benefits and Compensated Absences and Other Postretirement Benefit Plans

The Company's employees participate in various AIG-sponsored defined benefit pension and postretirement plans. AIG, as sponsor, is ultimately responsible for the maintenance of these plans in compliance with applicable laws. The Company is not directly liable for obligations under these plans. AIG charges the Company and its insurance company affiliates pursuant to intercompany expense sharing agreements; the expenses are then shared by the pool participants in accordance with the pooling agreement.

The Company incurred employee related costs related to defined benefit and defined contribution plans during 2019, 2018 and 2017 of $7, $5 and $10, respectively.

Income Taxes

The Company files a consolidated U.S. federal income tax return with AIG. AIG has more than 300 subsidiaries which form part of this tax return. A complete listing of the participating subsidiaries is included in Note 8.

The Company is allocated U.S. federal income taxes based upon a tax sharing agreement (the "Tax Sharing Agreement") with AIG, effective January 1, 2018, and approved by the Company's Board of Directors. This agreement provides that the Company shall incur tax results that would have been paid or received by such company if it had filed a separate federal income tax return, with limited exceptions.

Additionally, while the agreement described above governs the current and deferred income tax recorded in the income tax provision, the amount of cash that will be paid or received for U.S. federal income taxes may at times be different. The terms of this agreement are based on principles consistent with the allocation of income tax expense or benefit on a separate company basis, except that:

∙The sections of the Internal Revenue Code relating to the Base Erosion Anti-abuse Tax ("BEAT") are applied, but only if the AIG consolidated group is subject to BEAT in the Consolidated Tax Liability, and;

∙The impact of Deferred Intercompany Transactions (as defined in Treas. Reg. §1.1502-13(b)(1), if the "intercompany items" from such transaction, as defined in Treas. Reg. §1.1502-13(b)(2), have not been taken into account pursuant to the "matching rule" of Treas. Reg. §1.1502-13(c)), are excluded from current taxation, provided however, that the Company records the appropriate deferred tax asset and/or deferred tax liability related to the gain or loss and includes such gain or loss in its separate return tax liability in the subsequent tax year when the deferred tax liability or deferred tax asset becomes current.

The Company has an enforceable right to recoup federal income taxes in the event of future net losses that it may incur or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

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21 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Under the Tax Sharing Agreement, income tax liabilities related to uncertain tax positions and tax authority audit adjustments ("TAAAs") shall remain with the Company for which the income tax liabilities relate. Furthermore, if and when such income tax liabilities are realized or determined to no longer be necessary, the responsibility for any additional income tax liabilities, benefits or rights to any refunds due, remains with the Company.

In accordance with Circular Letter 1979-33 issued by the NY DFS, AIG shall establish and maintain an escrow account for amounts where the Company's separate return liability exceeds the AIG consolidated tax liability. As of December 31, 2019, the Company's separate return liability did not exceed the AIG consolidated tax liability and therefore no amounts were maintained in escrow.

Deferred Taxes

The Company evaluates the recoverability of deferred tax assets and establishes a valuation allowance, if necessary, to reduce the deferred tax asset to an amount that is more likely than not to be realized ("adjusted gross deferred tax asset"). The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires management to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it would be to support a conclusion that a valuation allowance is not needed.

The Company's framework for assessing the recoverability of deferred tax assets requires it to consider all available evidence, including:

∙the nature, frequency, and amount of cumulative financial reporting income and losses in recent years;

∙the sustainability of recent operating profitability of our subsidiaries;

∙the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

∙the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

∙prudent and feasible actions and tax planning strategies that would be implemented, if necessary, to protect against the loss of the deferred tax asset.

The adjusted gross deferred tax asset is then assessed for statutory admissibility. The reversing amount eligible for loss carryback or the amount expected to be realized in three years is admissible, subject to the defined surplus limitation. The remaining adjusted gross deferred tax asset can be admitted to the extent of offsetting deferred tax liabilities.

2.Accounting Adjustments to Statutory Basis Financial Statements

A. Change in Accounting Principles

2019 Changes

In 2019, the Company revised its accounting policy of investments in hedge funds accounted for as equity method investments. These investments will no longer be accounted for using a one month lag. The cumulative impact on the Company's surplus as of December 31, 2018 was a decrease of $39 and is reflected as a Cumulative effect of changes in accounting principles within surplus.

In 2019, there were no significant changes or modifications in the Statements of Statutory Accounting Principles ("SSAP").

2018 and 2017 Changes

In 2018 and 2017, there were no significant changes or modifications in the Statements of Statutory Accounting Principles ("SSAP").

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22 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

B.Adjustments to Surplus

During 2019, 2018 and 2017 the Company identified corrections that resulted in after-tax statutory adjustments to beginning capital and surplus of $21, $72 and $38, respectively. In accordance with SSAP No. 3, Accounting Changes and Corrections of Errors ("SSAP 3"), the corrections of errors have been reported in the 2019, 2018 and 2017 statutory financial statements as adjustments to Unassigned surplus. The impact of the 2019 corrections would have decreased the 2018 and 2017 pre-tax income by $1 and $2, respectively. Management has concluded that the effects of these errors on the previously issued financial statements were immaterial based on a quantitative and qualitative analysis. The impact to surplus, assets and liabilities as of January 1, 2019, 2018 and 2017 is presented in the following tables:

	Policyholders'	Total Admitted
2019 Adjustments	Surplus	Assets	Total Liabilities
Balance at December 31, 2018	$5,923	$24,667	$18,744
Adjustments to beginning Capital and Surplus:
Asset corrections	-	-	-
Liability corrections	9	-	(9)
Income tax corrections	12	12	-
Total adjustments to beginning Capital and Surplus	21	12	(9)
Balance at January 1, 2019 as adjusted	$5,944	$24,679	$18,735

An explanation for each of the adjustments for prior period corrections is described below:

Liability corrections – The decrease in total liabilities is primarily the result of a) Premium overstatement and b) foreign exchange translation correction on Japan Yen business.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

	Policyholders'	Total Admitted
2018 Adjustments	Surplus	Assets	Total Liabilities
Balance at December 31, 2017	$6,238	$25,638	$19,400
Adjustments to beginning Capital and Surplus:
Asset corrections	56	56	-
Liability corrections	6	-	(6)
Income tax corrections	10	10	-
Total adjustments to beginning Capital and Surplus	72	66	(6)
Balance at January 1, 2018 as adjusted	$6,310	$25,704	$19,394

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections – The increase in net admitted assets is primarily the result of a) an understatement in the carrying value of an investment impacting 2017 financials; b) deposit accounting not recorded within contract terms.

Liability corrections – The decrease in total liabilities is primarily the result of a) a net decrease in unearned premium reserves on multi-year direct policies; partially offset by b) an increase due to an over-cession of premiums and losses on a specific program.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

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23 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

	Policyholders'	Total Admitted
2017 Adjustments	Surplus	Assets	Total Liabilities
Balance at December 31, 2016	$6,448	$29,684	$23,236
Adjustments to beginning Capital and Surplus:
Asset corrections	27	27	-
Liability corrections	3	-	(3)
Income tax corrections	8	8	-
Total adjustments to beginning Capital and Surplus	38	35	(3)
Balance at January 1, 2017 as adjusted	$6,486	$29,719	$23,233

An explanation for each of the adjustments for prior period corrections is described below:

Asset corrections - The increase in net admitted assets is primarily the result of the recording of real estate step up gains.

Liability corrections – The decrease in total liabilities is primarily the result of a) a decrease due to an over-accrual of insurance taxes, licenses and fees; partially offset by b) an increase resulting from the understatement of losses; c) an increase due to understatement of interest expense on environmental funds held and d) an increase for direct business which was being accounted for as Deposit Accounting in error.

Income tax corrections – The increase in the tax assets is primarily the result of a) corrections to prior period balances for adjustments to the current and deferred tax assets and liabilities and b) the tax effect of the corresponding change in asset realization and liability corrections.

3.Investments

A.Bond Investments

The reconciliations from carrying value to fair value of the Company's bond investments as of December 31, 2019 and 2018 are outlined in the tables below:

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
December 31, 2019	Value	Gains	Losses	Value
U.S. governments	$267	$3	$-	$270
All other governments	116	2	(2)	116
States, territories and possessions	361	34	-	395
Political subdivisions of states, territories and possessions	298	9	-	307
Special revenue and special assessment obligations and all
non-guaranteed obligations of agencies and authorities
and their political subdivisions	2,492	97	(2)	2,586
Industrial and miscellaneous	9,743	614	(17)	10,340
Total	$13,277	$759	$(21)	$14,014

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24 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

		Gross	Gross
	Carrying	Unrealized	Unrealized	Fair
December 31, 2018	Value	Gains	Losses	Value
U.S. governments	$57	$1	$-	$58
All other governments	258	1	(4)	255
States, territories and possessions	432	20	(3)	449
Political subdivisions of states, territories and possessions	382	13	(1)	394
Special revenue and special assessment obligations and all
non-guaranteed obligations of agencies and authorities
and their political subdivisions	2,636	53	(27)	2,662
Industrial and miscellaneous	10,769	461	(113)	11,117
Total	$14,534	$549	$(148)	$14,935

The carrying values and fair values of bonds at December 31, 2019, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay certain obligations with or without call or prepayment penalties.

	Carrying	Fair
December 31, 2019	Value	Value
Due in one year or less	$388	$390
Due after one year through five years	2,317	2,385
Due after five years through ten years	1,529	1,598
Due after ten years	1,535	1,654
Structured securities	7,552	8,031
Total	$13,321	$14,058

B.Mortgage Loan Investments

The minimum and maximum lending rates for mortgage loans during 2019 were:

	Minimum	Maximum
Category	Lending Rate %	Lending Rate %
Office	1.8%	6.6%
Industrial	1.5%	1.5%
Multi-Family	2.8%	6.0%
Residential	2.8%	4.8%

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25 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The maximum percentage of any one loan to the value of security at the time of the loan, exclusive of insured or guaranteed or purchase money mortgages was 80 percent. The Company's mortgage loan portfolio is current as to payments of principal and interest, for both periods presented. There were no significant amounts of nonperforming mortgages (defined as those loans where payment of contractual principal or interest is more than 90 days past due) during any of the periods presented. The Company did not have any advanced amounts for taxes or assessments. The following table details an analysis of mortgage loans as of December 31, 2019 and 2018:

				Residential				Commercial
		Farm		Insured		All Other	Insured	All Other	Mezzanine	Total
2019
Recorded Investment
Current			$-		$-	$398	$-	$2,066	$73	$2,537
30	- 59 days past due		-		-	-	-	-	-	-
60	- 89 days past due		-		-	1	-	-	-	1
90	- 179 days past due		-		-	1	-	-	-	1
Greater than 180 days past due			-		-	-	-	-	-	-
Total			$-		$-	$400	$-	$2,066	$73	$2,539
2018
Recorded Investment
Current			$-		$-	$486	$-	$2,191	$-	$2,677
30	- 59 days past due		-		-	2	-	-	-	2
60	- 89 days past due		-		-	-	-	-	-	-
90	- 179 days past due		-		-	-	-	-	-	-
Greater than 180 days past due			-		-	-	-	-	-	-
Total			$-		$-	$488	$-	$2,191	$-	$2,679

C.Loan-Backed and Structured Securities

The Company did not record any non-credit OTTI losses during 2019, 2018, and 2017 for LBaSS.

As of December 31, 2019, 2018, and 2017, the Company held LBaSS for which it recognized $13, $43 and $19, respectively, of credit-related OTTI based on the present value of projected cash flows being less than the amortized cost of the securities.

The following table shows the aggregate unrealized losses and related fair value relating to those securities for which an OTTI has not been recognized as of the reporting date and the length of time that the securities have been in a continuous unrealized loss position:

Years Ended December 31,	2019		2018
Aggregate unrealized losses:
Less than 12 Months		$9	$36
12 Months or longer		$10	$41
Aggregate related fair value of securities with unrealized losses:
Less than 12 Months		$1,013	$1,723
12 Months or longer		$511	$1,376

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26 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

D.Unrealized losses

The fair value of the Company's bonds and stocks that had gross unrealized losses (where fair value is less than amortized cost) as of December 31,

2019 and 2018 are set forth in the tables below:

December 31, 2019	Less than 12 Months			12 Months or Longer			Total
			Unrealized			Unrealized		Unrealized
Description of Securities	Fair Value		Losses	Fair Value		Losses	Fair Value	Losses
U.S. governments	$22		$-	$-		$-	$22	$-
All other governments	13		(7)	7		(6)	20	(13)
States, territories and possessions	-		-	-		-	-	-
Political subdivisions of states,
territories and possessions	4		-	-		-	4	-
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
and their political subdivisions	126		(1)	149		(1)	275	(2)
Industrial and miscellaneous	1,289		(25)	444		(17)	1,733	(42)
Total bonds	$1,454		$(33)	$600		$(24)	$2,054	$(57)
Affiliated	-		-	-		-	-	-
Non-affiliated	26		-	-		-	26	-
Total common stocks	$26		$-	$-		$-	$26	$-
Total bonds and stocks	$1,480		$(33)	$600		$(24)	$2,080	$(57)

December 31, 2018	Less than 12 Months			12 Months or Longer			Total
			Unrealized			Unrealized		Unrealized
Description of Securities	Fair Value		Losses	Fair Value		Losses	Fair Value	Losses
U.S. governments	$13	$	- $	22	$	- $	35	$-
All other governments	67		(3)	124		(4)	191	(7)
States, territories and possessions	51		(3)	44		(1)	95	(4)
Political subdivisions of states,
territories and possessions	49		(1)	52		(1)	101	(2)
Special revenue and special assessment
obligations and all non-guaranteed
obligations of agencies and authorities
and their political subdivisions	264		(3)	723		(24)	987	(27)
Industrial and miscellaneous	3,360		(99)	1,825		(67)	5,185	(166)
Total bonds	$3,804		$(109)	$2,790		$(97)	$6,594	$(206)
Affiliated	-		-	10		(5)	10	(5)
Non-affiliated	9		(1)	-		-	9	(1)
Total common stocks	$9		$(1)	$10		$(5)	$19	$(6)
Total bonds and stocks	$3,813		$(110)	$2,800		$(102)	$6,613	$(212)

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27 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

E.Realized Gains Losses

Proceeds from sales and associated gross realized gains (losses) for the years ended December 31, 2019, 2018 and 2017 were as follows:

Years ended December 31	2019		2018		2017
		Equity		Equity		Equity
	Bonds	Securities	Bonds	Securities	Bonds	Securities
Proceeds from sales	$2,020	$108	$1,924	$339	$5,648	$59
Gross realized gains	88	8	14	21	79	5
Gross realized losses	(17)	-	(27)	-	(69)	-

F.Derivative Financial Instruments

The Company holds currency as well as interest rate derivative financial instruments in the form of currency swaps, interest rate swaps, and currency forwards and futures to manage risk from currency exchange rate fluctuations, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. While not accounted for under hedge accounting, the currency derivatives are economic hedges of the Company's exposure to fluctuations in the value of receipts on certain investments held by the Company denominated in foreign currencies (primarily GBP and EUR), or of the Company's exposure to fluctuations in recorded amounts of loss reserves denominated in foreign currencies (primarily JPY). Additionally, interest rate derivatives were entered into to manage risk from fluctuating interest rates in the market, and the impact of such fluctuations to surplus and cash flows on investments or loss reserves. The interest rate derivatives are cash flow hedges of the company's exposure to fluctuations in LIBOR/EURIBOR rates on investments in collateralized loan obligations.

Market Risk

The Company is exposed under these types of contracts to fluctuations in value of the swaps and forwards and variability of cash flows due to changes in interest rates and exchange rates.

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value of such contracts. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral.

Cash Requirements

The Company is subject to collateral requirements on its currency and interest rate derivative contracts. Additionally, the Company is required to make currency exchanges on fixed dates and fixed amounts or fixed exchange rates, or make a payment in the amount of foreign currency physically received on certain foreign denominated investments. For interest rate swaps, the Company is required to make payments based on a floating rate (LIBOR/EURIBOR) on a fixed payment date.

The Company has determined that the currency and interest rate derivatives do not qualify for hedge accounting under the criteria set forth in SSAP No. 86, Accounting for Derivative Instruments and Hedging Transactions ("SSAP 86"). As a result, the Company's currency and interest rate contracts are accounted for at fair value and the changes in fair value are recorded as unrealized gains (losses) within the Statements of Operations and Changes in Capital and Surplus until the contract expires, paid down or is redeemed early. In the event a contract is fully redeemed before its expiration, the related unrealized amounts will be recognized in Net realized capital gains (losses). Furthermore, if the contract has periodic payments or fully matures, any related unrealized amounts are recognized in Net investment income earned.

The Company did not apply hedge accounting to any of its derivatives for any period in these financial statements. The following tables summarize the outstanding notional amounts, the fair values and the realized and unrealized gains or losses of the derivative financial instruments held by the Company for the years ended December 31, 2019 and 2018.

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28 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

	December 31, 2019		Year ended December 31, 2019
	Outstanding		Realized capital	Unrealized capital
Derivative Financial Instrument	Notional Amount	Fair Value	gains/ (losses)	gains / (losses)
Swaps	$2,075	$(9)	$-	$(13)
Forwards	54	-	-	-
Total	$2,129	$(9)	$-	$(13)

	December 31, 2018		Year ended December 31, 2018
	Outstanding		Realized Capital	Unrealized capital
Derivative Financial Instrument	Notional Amount	Fair Value	gains/(losses)	gains / losses
Swaps	$1,334	$5	$(2)	$25
Forwards	-	-	-	(1)
Total	$1,334	$5	$(2)	$24

G.Other Invested Assets

During 2019, 2018, and 2017, the Company recorded OTTI losses on investments in joint ventures and partnerships of $48, $91, and $81, respectively.

H. Investment Income

The Company did not have any accrued investment income receivables over 90 days past due as of December 31, 2019 and 2018. Investment expenses of $30, $36 and $42 were included in Net investment income earned for the years ended December 31, 2019, 2018 and 2017, respectively.

I.Restricted Assets

The Company had securities deposited with regulatory authorities, as required by law, with a carrying value of $1,604 and $1,676 as of December 31, 2019 and 2018, respectively.

4.Fair Value of Financial Instruments

The following tables present information about financial instruments carried at fair value on a recurring basis and indicate the level of the fair value measurement as of December 31, 2019 and 2018:

December 31, 2019	Level 1	Level 2	Level 3	Total
Bonds	$-	$227	$139	$366
Common stocks	14	-	37	51
Mutual funds	-	-	2	2
Derivative assets	-	29	-	29
Derivative liabilities	-	(37)	-	(37)
Total	$14	$219	$178	$411

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29 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

December 31, 2018	Level 1	Level 2	Level 3	Total
Bonds	$-	$578	$96	$674
Common stocks	111	-	25	136
Mutual funds	2	-	-	2
Derivative assets	-	22	-	22
Derivative liabilities	-	(17)	-	(17)
Total	$113	$583	$121	$817

A.Fair Value Measurements in Level 3 of the Fair Value Hierarchy

The following tables show the balance and activity of financial instruments classified as level 3 in the fair value hierarchy for the years ended December 31, 2019 and 2018.

						Purchases,
	Beginning			Total Gains	Total Gains	Sales,
	Balance at			(Losses)	(Losses)	Issuances,	Balance at
	January 1,	Transfers into	Transfers out	included in	Included in	Settlements,	December 31,
	2019	Level 3	of Level 3	Net Income	Surplus	Net	2019
Bonds	$96	$203	$(67)	$(3)	$10	$(100)	$139
Common stocks	25	-	-	(2)	-	14	37
Mutual Funds	-	1	-	-	1	-	2
Total	$121	$204	$(67)	$(5)	$11	$(86)	$178

						Purchases,
	Beginning			Total Gains	Total Gains	Sales,
	Balance at			(Losses)	(Losses)	Issuances,	Balance at
	January 1,	Transfers into	Transfers out	included in	included in	Settlements,	December 31,
	2018	Level 3	of Level 3	Net Income	Surplus	Net	2018
Bonds	$65	$98	$(141)	$(13)	$(2)	$89	$96
Common Stocks	22	1	(26)	15	(2)	15	25
Total	$87	$99	$(167)	$2	$(4)	$104	$121

Assets are transferred out of Level 3 when circumstances change such that significant inputs can be corroborated with market observable data or when the asset is no longer carried at fair value. This may be due to a significant increase in market activity for the asset, a specific event, one or more significant inputs becoming observable or when a long-term interest rate significant to a valuation becomes short-term and this observable. Transfers out of Level 3 can also occur due to favorable credit migration resulting in a higher NAIC designation. Securities are generally transferred into Level 3 due to a decrease in market transparency, downward credit migration and an overall increase in price disparity for certain individual security types. The Company's policy is to recognize transfers in and out at the end of the reporting period, consistent with the date of the determination of fair value.

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30 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments may not be reasonably available to the Company, balances shown below may not equal total amounts reported for such Level 3 assets.

	Fair Value at December 31,
	2019	Valuation Technique	Unobservable Input	Range (Weighted Average)

Assets:
Bonds	$91	Discounted cash flow	Yield	3.18%-3.4% (3.29%)

B.Fair Value of all Financial Instruments

The table below details the fair value of all financial instruments except for those accounted for under the equity method as of December 31, 2019 and 2018:

							Not
	Aggregate	Admitted					Practicable
December 31, 2019	Fair Value	Assets		Level 1	Level 2	Level 3	(Carry Value)
Bonds	$14,014	$13,277		$2	$10,277	$3,735	$-
Cash equivalents and short term investments	342	342		280	61	-	-
Common stock	61	61		14	9	37	-
Derivative assets	29	29		-	29	-	-
Derivative liabilities	(37)	(37)		-	(37)	-	-
Mortgage loans	2,615	2,539		-	-	2,615	-
Mutual funds	2	2		-	-	2	-
Preferred stock	71	17		-	71	-	-
Total	$17,097	$16,230		$296	$10,410	$6,389	$-

							Not
	Aggregate	Admitted					Practicable
December 31, 2018	Fair Value	Assets		Level 1	Level 2	Level 3	(Carry Value)
Bonds	$14,935	$14,534	$	- $	10,809	$4,126	$-
Cash equivalents and short term investments	191	191		134	57	-	-
Common stock	145	145		111	9	25	-
Derivative assets	22	22		-	22	-	-
Derivative liabilities	(17)	(17)		-	(17)	-	-
Mortgage loans	2,673	2,679		-	-	2,673	-
Mutual funds	2	2		2	-	-	-
Preferred stock	50	49		-	50	-	-
Total	$18,001	$17,605		$247	$10,930	$6,824	$-

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31 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

5.Reserves for Losses and Loss Adjustment Expenses

A roll forward of the Company's net reserves for losses and LAE as of December 31, 2019, 2018 and 2017, is set forth in the table below:

December 31,	2019	2018	2017
Reserves for losses and LAE, end of prior year	$10,935	$12,115	$12,210
Incurred losses and LAE related to:
Current accident year	3,772	4,000	4,700
Prior accident year	(39)	260	277
Total incurred losses and LAE	$3,733	$4,260	$4,977
Paid losses and LAE related to:
Current accident year	(1,214)	(1,182)	(1,140)
Prior accident year	(3,722)	(4,258)	(3,932)
Total paid losses and LAE	(4,936)	(5,440)	(5,072)
Reserves for losses and LAE, end of current year	$9,732	$10,935	$12,115

During 2019, after applying the impact of the ADC, the Company reported net favorable incurred loss and LAE of approximately $39. This favorable incurred includes $37 favorable due to changes in discount. This results in a favorable prior year development ("PYD") of $2.

The favorable prior year development is generally a result of the following:

∙Favorable development on 2017 Hurricanes and 2017 California Wildfires subrogation recoverables in Commercial Property and Personal Lines;

∙Favorable development on Workers Compensation, both guaranteed cost business and large deductible and Defense Base Act business (covering government contractors serving at military bases overseas) where the Company reacted to favorable loss trends in recent accident years.

During 2018, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $260, which includes a decrease in loss reserve discount on prior accident years of $24. Under the ADC, 80 percent of the reserve risk on substantially all of the Company's commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior year loss reserve development of $491.

The 2018 unfavorable prior year development is generally a result of the following:

∙Unfavorable prior year development in excess casualty, driven by the combination of construction defect and construction wrap claims from accident years 2015 and prior where we reacted to significant increases in severity and longer claim reporting patterns, as well as higher than expected loss severity in accident years 2016 and 2017, which led to an increase in estimates for these accident years;

∙Unfavorable prior year development in financial lines, primarily from directors & officers (D&O) and employment practices liability (EPLI) policies covering corporate and national insureds as well as private and not-for-profit insureds. This development was predominantly in accident years 2014-2017 and resulted largely from increases in severity as the frequency of class action lawsuits increased in those years; and

∙Unfavorable prior year development in personal lines reflecting an increase in estimates in respect of the California Wildfires and Hurricane Irma.

During 2017, after applying the impact of the ADC, the Company reported net unfavorable prior year development on loss and LAE reserves of approximately $277, which includes a decrease in loss reserve discount on prior accident years of $45. Under the ADC, 80 percent of the reserve risk on substantially all of the Company's commercial long-tail exposures for accident years 2015 and prior is ceded to NICO. Excluding the impact of the ADC, the Company recognized unfavorable prior loss reserve development of $452.

The 2017 unfavorable prior year development is generally a result of the following:

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32 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

∙Unfavorable prior year development in excess casualty and primarily general liability products within Other Liability – Occurrence line of business, driven primarily by increases in underlying severity and greater than expected loss experience in accident year 2016 as well as increased development from claims related to construction defects and construction wrap business (largely from accident years 2006 and prior);

∙Unfavorable prior year development in excess casualty and directors and officers ("D&O") within Other Liability - Claims-Made line of business, covering privately owned and not-for-profit insureds. The D&O development was predominantly in accident year 2016 and resulted largely from increases in bankruptcy-related claims and fiduciary liability claims for large educational institutions; and

∙Unfavorable prior year development primarily driven by commercial auto business in the program business unit. A significant portion of this development came from accident year 2016 with much of it related to programs that have been terminated over the past year.

The Company's reserves for losses and LAE have been reduced for anticipated salvage and subrogation of $310, $249 and $252 for the years ended December 31, 2019, 2018 and 2017, respectively. The Company paid $13, $9 and $32 in the reporting period to settle 148, 204 and 233 claims related to extra contractual obligations or bad faith claims stemming from lawsuits for the years ended December 31, 2019, 2018 and 2017, respectively.

A.Asbestos/Environmental Reserves

The Company has indemnity claims asserting injuries from toxic waste, hazardous substances, asbestos and other environmental pollutants and alleged damages to cover the clean-up costs of hazardous waste dump sites (environmental claims). Estimation of environmental claims loss reserves is a difficult process, as these claims, which emanate from policies written in 1986 and prior years, cannot be estimated by conventional reserving techniques. Environmental claims development is affected by factors such as inconsistent court resolutions, the broadening of the intent of policies and scope of coverage and increasing number of new claims. The Company and other industry members have and will continue to litigate the broadening judicial interpretation of policy coverage and the liability issues. If the courts continue in the future to expand the intent of the policies and the scope of the coverage, as they have in the past, additional liabilities would emerge for amounts in excess of reserves held. This emergence cannot now be reasonably estimated, but could have a material impact on the Company's future operating results or financial position.

The Company has exposure to asbestos and/or environmental losses and LAE costs arising from pre-1986 general liability, product liability, commercial multi-peril and excess liability insurance or reinsurance policies as noted below:

		Asbestos Losses		Environmental Losses
December 31,	2019	2018	2017	2019	2018	2017
Direct
Loss and LAE reserves, beginning of year	$727	$797	$838	$285	$215	$255
Incurred losses and LAE	54	(17)	2	51	97	1
Calendar year paid losses and LAE	(47)	(53)	(43)	(29)	(27)	(41)
Loss and LAE Reserves, end of year	$734	$727	$797	$307	$285	$215
Assumed reinsurance
Loss and LAE reserves, beginning of year	$316	$258	$249	$17	$19	$15
Incurred losses and LAE	4	76	27	2	(1)	6
Calendar year paid losses and LAE	(15)	(18)	(18)	(1)	(1)	(2)
Loss and LAE Reserves, end of year	$305	$316	$258	$18	$17	$19
Net of reinsurance
Loss and LAE reserves, beginning of year	$1	$1	$1	$-	$-	$-
Incurred losses and LAE	-	-	-	-	-	-
Calendar year paid losses and LAE	-	-	-	-	-	-
Loss and LAE Reserves, end of year	$1	$1	$1	$-	$-	$-

The Company estimates the full impact of the asbestos and environmental exposure by establishing case basis reserves on all known losses and establishes bulk reserves for IBNR losses and LAE based on management's judgment after reviewing all the available loss, exposure, and other information.

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33 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

A me r ica n Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Included in the above table are loss and LAE - IBNR and bulk reserves arising from pre-1986 general liability, product liability, commercial multi- peril and excess liability insurance or reinsurance policies as noted below:

Asbestos	Loss Reserves		LAE Reserves
December 31,	2019	2018	2019	2018
Direct basis:	$364	$350	$40	$39
Assumed reinsurance basis:	116	125	13	14
Net of ceded reinsurance basis:	-	-	-	-

Environmental	Loss Reserves		LAE Reserves
December 31,	2019	2018	2019	2018
Direct basis:	$133	$112	$57	$48
Assumed reinsurance basis:	6	5	2	2
Net of ceded reinsurance basis:	-	-	-	-

B.Loss Portfolio Transfer

On February 12, 2018, the Company and certain AIG affiliated insurers (collectively, the "Reinsureds" (as cedants), each of which is a member of the Combined Pool) commuted certain loss portfolio reinsurance agreements with Eaglestone (as reinsurer). The commuted reinsurance agreements with Eaglestone related to environmental impairment liability and related exposures, pre-1986 environmental, public entity, occupational accident exposures, miscellaneous run-off general liability and workers' compensation exposures, and selected physicians and surgeons professional liability policies. The commutation settlement was equal to the statutory balances as of the January 1, 2017 effective date.

On the same date, the Reinsureds (as cedants), Eaglestone (as original reinsurer), and Fortitude Re (as replacement reinsurer), a partially owned AIG subsidiary and registered Class 4 and Class E reinsurer in Bermuda, entered into a novation agreement whereby obligations of excess workers' compensation business previously ceded by the Reinsureds to Eaglestone were transferred to Fortitude Re. The novation consideration was equal to the total statutory reserves ceded to Eaglestone as of the January 1, 2017 effective date.

Further, and also on the same date, a book of assumed reinsurance business of the Reinsureds, which was previously embedded in one of the LPTs that was commuted, was ceded back to Eaglestone as a separate LPT ("Re-ceded Portfolio") on a fund transferred basis with settlement equal to the statutory balances as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds.

Finally, the Reinsureds (as cedants) ceded substantially all commuted business as detailed above through various LPT reinsurance agreements to Fortitude Re (as replacement reinsurer). Additionally, at the same time, the Reinsureds also ceded to Fortitude Re additional business related to certain excess workers' compensation (accident years 2011 and 2012), certain pollution legal liability, buffer trucking, some healthcare primary and excess product coverages businesses. The consideration for the above reinsurance agreements is equal to the statutory book value of the ceded liabilities as of the January 1, 2017 effective date, resulting in no gain in surplus to the Reinsureds. The consideration was settled on a funds withheld basis. Interest on the funds withheld is determined by the total return of a certain earmarked portfolio of assets owned by the Reinsureds.

The recording of these transactions by the Reinsureds in the first quarter of 2018 required the reversal of interest expense on funds held due to Eaglestone on the commuted portfolios and the recognition of interest expense due to Fortitude Re on the commuted portfolios and the new cessions, in order to record the effect of the transaction as of the stated effective date of January 1, 2017.

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34 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

A reconciliation of change in reserves and corresponding consideration (paid) received for the above transactions between Eaglestone, Fortitude Re and the Reinsureds for the effective date of January 1, 2017 are shown below:

			LPTs
			(Previously
			commuted
			business and
			2016 Exit	Re-ceded
Company	Novation	Commutation	Portfolio)	Portfolio	Total
Reserves
Eaglestone Reinsurance Company	$(1,577)	$(2,895)	$-	$41	$(4,431)
Fortitude Reinsurance Company	1,577	-	4,013	-	5,590
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	1,013	(1,405)	(14)	(406)
American Home Assurance Company	-	1,013	(1,405)	(14)	(406)
Lexington Insurance Company	-	869	(1,203)	(13)	(347)
Total Combined Pool	-	2,895	(4,013)	(41)	(1,159)
Consideration (Paid) Received as Funds Held, Cash and Securities
Eaglestone Reinsurance Company	(1,734)	(2,895)	-	41	(4,588)
Fortitude Reinsurance Company	1,734	-	4,013	-	5,747
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	1,013	(1,405)	(14)	(406)
American Home Assurance Company	-	1,013	(1,405)	(14)	(406)
Lexington Insurance Company	-	869	(1,203)	(13)	(347)
Total Combined Pool	-	2,895	(4,013)	(41)	(1,159)

The below table presents the reserves as of December 31, 2017 that were transferred during 2018 between Eaglestone, Fortitude Re and the Reinsureds for the above transactions:

			LPTs
			(Previously
			commuted
			business and
			2016 Exit	Re-ceded	Total Change in
Company	Novation	Commutation	Portfolio)	Portfolio	Reserves
Eaglestone Reinsurance Company	$(1,477)	$(2,567)	$-	$32	$(4,012)
Fortitude Reinsurance Company	1,477	-	3,442	-	4,919
Combined Pool Companies:
National Union Fire Ins. Co. of Pittsburgh, Pa.	-	898	(1,205)	(11)	(318)
American Home Assurance Company	-	898	(1,205)	(11)	(318)
Lexington Insurance Company	-	771	(1,032)	(10)	(271)
Total Combined Pool	-	2,567	(3,442)	(32)	(907)

C.Discounting of Liabilities for Unpaid Losses or Unpaid Loss Adjustment Expenses

The Company discounts its workers' compensation (both tabular and non-tabular) reserves.

The calculation of the Company's tabular discount is based upon the mortality table used in the 2007 US Decennial Life Table, and applying a 3.5 percent interest rate. Only case basis reserves are subject to tabular discounting. The December 31, 2019 and 2018 liabilities include $570 and $569 of such discounted reserves, respectively.

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35 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Tabular Reserve Discount

The table below presents the amount of tabular discount applied to the Company's reserves as of December 31, 2019, 2018 and 2017.

Lines of Business	2019		2018		2017
Workers' Compensation
Case Reserves		$		$
	$124		135		134

As of December 31, 2019, 2018 and 2017, the tabular case reserve discount is presented net of the ceded discount related to the ADC of $203, $184, and $162, respectively.

Non-Tabular Discount

The Company's non-tabular workers' compensation case reserves are discounted using the Company's own payout pattern and a 5 percent interest rate, as prescribed by NY SAP. The table below presents the amount of non-tabular discount applied to the Company's reserves as of December 31, 2019, 2018 and 2017.

Lines of Business	2019	2018	2017
Workers' Compensation
Case Reserves	$133	$73	$86

As of December 31, 2019, 2018 and 2017, the non-tabular case reserve discount is presented net of the ceded discount related to the ADC of $142, $193, and $187, respectively.

6.Related Party Transactions

A.Combined Pooling Agreement 2017 Pooling Restructure Transaction

In 2017, the Combined Pooling Agreement was amended and restated among the twelve member companies. In order to rebalance the capital accounts of the companies in the Combined Pool, certain participants of the Combined Pool made distributions or received contributions of capital during March 2017. The change in the Combined Pooling Agreement had no effect on the Company's reported assets, liabilities, surplus, operations or cash flow, as the Company's participation in the pool remained the same.

B.American International Overseas Association

AIG formed the Association, a Bermuda exempted limited partnership, in 1976, as the pooling mechanism for AIG's international general insurance operations. At the time of forming the Association, the member companies thereto entered into an Inter-Reinsurance Agreement ("IRA") to govern the business pooled in the Association. Immediately prior to June 1, 2019, the participation percentages for the Association pool members companies are set forth in the table below:

	NAIC Co.	Participation
Member Company	Code	Percent
Combined Pool Member companies, as follows:
National Union	19445	78%
New Hampshire	23841	12%
American Home	19380	10%

Effective June 1, 2019, the IRA was commuted. Notwithstanding the commutation, all of the business at issue continues to be pooled in accordance with the Combined Pooling Agreement referenced in Note 6A.

Therefore, the commutation has no net impact to the member companies of the Combined Pool. However, the commutation, together with associated operational changes, has resulted in an increase in direct underwriting activity being reported by certain member companies of the Combined Pool.

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36 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

C.Significant Transactions

The following table summarizes transactions (excluding reinsurance and cost allocation transactions) that occurred during 2019, 2018 and 2017 between the Company and affiliated companies in which the value exceeded one-half of one percent of the Company's admitted assets as of December 31, 2019, 2018 and 2017:

					2019
				Assets Received by		Assets Transferred by
				the Company		the Company
Date of				Statement
Transaction Explanation of Transaction			Name of Affiliate	Value	Description	Statement Value	Description
01/30/19	Purchase of securities		National Union	$154	Securities	$154	Cash
02/13/19	Return of Capital		AIG PC US	-	-	486	Securities
					2018
				Assets Received by		Assets Transferred by
				the Company		the Company
Date of				Statement
Transaction Explanation of Transaction			Name of Affiliate	Value	Description	Statement Value	Description
12/31/18	Capital Contribution	(a)	AIG PC US	$150	Receivables	$-	-

(a) Refer to Note 11 and 12 for more details.
					2017
				Assets Received by		Assets Transferred by
				the Company		the Company
Date of				Statement
Transaction Explanation of Transaction			Name of Affiliate	Value	Description	Statement Value	Description
01/19/17	Purchase of securities		AIG, Inc.	$264	Securities	$264	Cash
10/31/17	Purchase and sale of		Lexington	343	Securities	359	Securities
	securities
10/31/17	Purchase of securities		Lexington	16	Cash	-	-
10/31/17	Purchase and sale of		National Union	499	Securities	507	Securities
	securities
10/31/17	Purchase of securities		National Union	9	Cash	-	-

Share Repurchase

On January 23, 2019, NY DFS approved American Home's plan to distribute an amount of up to approximately $504 to its immediate parent, an increase in the par value of its common stock from $17 per share to $20 per share and a decrease in the minimum number of directors from 13 to

7.The distribution was accomplished via a share repurchase agreement with the per share repurchase price equal to the American Home's statutory book value per share calculated as of September 30, 2018.

On February 14, 2019, American Home repurchased 139,000 shares of its issued and outstanding common stock, resulting in a distribution to its immediate parent of $502 and a reduction in its common capital stock and gross paid in and contributed surplus of $2 and $500, respectively. On that same date, American Home filed an amendment to its charter with DFS to increase the par value of the American Home's common stock from $17 to $20 per share. The increase to the par value resulted in an increase of $5 to the American Home's common capital stock and a reduction to its gross paid in and contributed surplus of the same amount, post share repurchase.

AIG Global Real Estate Investment Corp. ("AIGGRE") Restructure

In 2018, the Company and several of its U.S. insurance company affiliates restructured their respective ownership interests in certain real estate equity investments previously originated by an affiliate, AIGGRE (including its investment management affiliates), by contributing such interests to three separate real estate investment funds managed by AIGGRE – AIGGRE U.S. Real Estate Fund I, LP ("U.S. Fund I"), AIGGRE U.S. Real Estate Fund II, LP ("U.S. Fund II" and, together with U.S. Fund I, the "U.S. Funds"), and AIGGRE Europe Real Estate Fund I S.C.SP ("Europe Fund I"). The U.S. Funds each closed on November 1, 2018.

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37 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

In connection with the closing of U.S. Fund I, the Company made a capital commitment to the fund of up to $276 (representing an approximately 23% equity interest therein), and contributed the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $209) and received a cash payment from the fund of approximately $24.

In connection with the closing of U.S. Fund II, the Company made a capital commitment to the fund of up to $621 (representing approximately 23% equity interest therein), and contributed to the fund the Company's interests in certain real estate equity investments (with an aggregate fair value of approximately $702) and received a cash payment from the fund of approximately $224.

Further, Europe Fund I closed on November 2, 2018. In connection with the closing of Europe Fund I, the Company made a capital commitment to the fund of up to $52 (representing an approximately 8% equity interest therein), and contributed cash to the fund (approximately $34).

In 2019, the Company and several of its U.S. insurance company affiliates established AIGGRE US Real Estate Fund III LP (U.S. Fund III), a real estate investment fund managed AIGGRE. At the closing of U.S. Fund III, on January 2, 2019, the Company made a capital commitment to the fund of up to $146 (representing an approximately 9.73% equity interest therein). In connection with the closing of U.S. Fund III, the Company contributed cash (approximately $23).

AIGGRE Europe Real Estate Fund II S.C.SP ("Europe II Fund") closed on March 8, 2019. In connection with the closing of Europe II Fund, the Company made a capital commitment to the fund of $43 (representing an approximate 7% equity interest therein), and contributed cash to the fund (approximately $4).

At December 31, 2018, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, and Europe Fund I, after certain additional capital was called, was approximately $91, $134, and $24, respectively.

At December 31, 2019, the Company's unfunded capital commitment to U.S. Fund I, U.S. Fund II, U.S. Fund III, Europe Fund I, and Europe Fund II, after certain additional capital was called, was approximately $91, $99, $97, $16, and $38, respectively.

The AIGGRE investments are presented as Other invested assets on the Statement of Admitted Assets.

D.Amounts Due to or from Related Parties

At December 31, 2019 and 2018, the Company reported the following receivables/payables balances from/to its Ultimate Parent, subsidiaries and affiliates (excluding reinsurance transactions). Intercompany agreements have defined settlement terms and related receivables are reported as nonadmitted if balances due remain outstanding more than ninety days past the due date as specified in the agreement.

As of December 31,	2019	2018
Balances with AIG PC US	$-	$150
Balances with other affiliates	9	134
Receivable from parent, subsidiaries and affiliates	$9	$284
Balances with National Union	$117	$524
Balances with other member pool companies	17	25
Balances with other affiliates	8	16
Payable to parent, subsidiaries and affiliates	$142	$565

Current federal and foreign income taxes (payable) recoverable under the Tax Sharing Agreement at December 31, 2019 and 2018 were $(2) and $(9), respectively.

The Company did not change its methods of establishing terms regarding any transactions with its affiliates during the years ended December 31, 2019 or 2018.

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38 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

E.Guarantees or Contingencies for Related Parties

The Company has issued guarantees whereby it unconditionally and irrevocably guarantees all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies, as disclosed in Note 10.

F.Management, Service Contract and Cost Sharing Arrangements

As an affiliated company of AIG, the Company utilizes centralized services from AIG and its affiliates. The Company is allocated a charge for these services, based on the amount of incremental expense associated with operating the Company as a separate legal entity. The amount of expense allocated to the Company each period was determined based on an analysis of services provided to the Company.

The following table summarizes fees incurred related to affiliates that exceeded one-half of one percent of the Company's admitted assets during 2019, 2018 and 2017:

Affiliates	2019	2018	2017
AIG Claims Inc.	$172	$192	$201
AIG PC Global Services, Inc.*	124	66	46
Total	$296	$258	$247

*AIG PC Global Services, Inc. was below one-half of one percent in 2018 and 2017.

In 2019, 2018 and 2017 management service costs included severance expenses pertaining to an AIG-wide initiative to centralize work streams into lower cost locations and create a more streamlined organization.

G.Borrowed Money

The Company (among other affiliates) is a borrower under a Loan Agreement, with AIG, as lender, pursuant to which the Company may borrow funds from AIG from time to time (the "Loan Facility"). The aggregate amount of all loans that may be outstanding under the Loan Facility at a given time is $500. As of December 31, 2019 and 2018, the Company had no outstanding liability pursuant to this Loan Facility.

Significant debt terms and covenants include the following:

∙The Company must preserve and maintain its legal existence while maintaining all rights, privileges and franchises necessary to the normal conduct of its business;

∙The Company must take, or cause to be taken, all other actions reasonably necessary or desirable to preserve and defend the rights of the Lender to payment hereunder, and to assure to the Lender the benefits hereof, and;

∙The Company must not merge with or into or consolidate with any other person, sell, transfer or dispose of all or substantially all of its assets or undergo any change in the control of its voting stock unless (a) such merger or consolidation is with or into a wholly-owned subsidiary of Lender, (b) such sale or transfer is to a wholly-owned subsidiary of the Lender or (c) The Company receives the prior written authorization from the Lender.

There have been no violations of the terms and covenants associated with the debt issuance.

Refer to Note 11 E regarding funds borrowed from FHLB.

7.Reinsurance

In the ordinary course of business, the Company may use both treaty and facultative reinsurance to minimize its net loss exposure to a) any single catastrophic loss event; b) an accumulation of losses from a number of smaller events; or c) provide greater risk diversification. Based on the terms of the reinsurance contracts, a portion of expected IBNR losses will be recoverable in accordance with terms of the reinsurance protection purchased. This determination is necessarily based on the estimate of IBNR and accordingly, is subject to the same uncertainties as the estimate of IBNR. Ceded amounts related to paid and unpaid losses and loss expenses with respect to these reinsurance agreements are generally substantially collateralized. The Company remains liable to the extent that the reinsurers do not meet their obligation under the reinsurance contracts after any collateral is exhausted, and as such, the financial condition of the reinsurers is regularly evaluated and monitored for concentration of credit risk. In addition, the Company assumes reinsurance from other insurance companies.

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39 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table presents direct, assumed reinsurance and ceded reinsurance written and earned premiums for the years ended December 31, 2019, 2018 and 2017:

Years Ended December 31,		2019			2018		2017
	Written		Earned	Written		Earned	Written	Earned
Direct premiums	$508		$631	$482		$672	$682	$592
Reinsurance premiums assumed:
Affiliates	8,252		8,162	7,221		7,322	7,243	7,527
Non-affiliates	105		100	147		192	298	276
Gross premiums	8,865		8,893	7,850		8,186	8,223	8,395
Reinsurance premiums ceded:
Affiliates	1,482		1,490	1,063		1,268	1,264	1,205
Non-affiliates	2,181		2,034	1,803		1,909	1,928	2,020
Net premiums	$5,202		$5,369	$4,984		$5,009	$5,031	$5,170

As of December 31, 2019 and 2018, and for the years then ended, the Company's unearned premium reserves, paid losses and LAE, and reserves for losses and LAE (including IBNR), have been reduced for reinsurance ceded as follows:

	Unearned Premium	Paid Losses and	Reserves for Losses
	Reserves	LAE	and LAE

December 31, 2019:
Affiliates	$781	$63	$8,519
Non-affiliates	648	337	8,374
Total	$1,429	$400	$16,893
December 31, 2018:
Affiliates	$759	$51	$9,034
Non-affiliates	501	314	8,567
Total	$1,260	$365	$17,601

A.Reinsurance Return Commission

The maximum amount of return commission which would have been due to reinsurers if all of the Company's reinsurance had been cancelled as of December 31, 2019 and 2018 with the return of the unearned premium reserve is as follows:

	Assumed Reinsurance		Ceded Reinsurance		Net
	Premium Reserve Commission Equity		Premium Reserve Commission Equity		Premium Reserve Commission Equity

December 31, 2019
Affiliates	$4,172	$978	$781	$163	$3,391	$815
All Other	122	29	648	135	(526)	(106)
Total	$4,294	$1,007	$1,429	$298	$2,865	$709
December 31, 2018
Affiliates	$4,007	$825	$759	$123	$3,248	$702
All Other	117	24	501	81	(384)	(57)
Total	$4,124	$849	$1,260	$204	$2,864	$645

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40 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

B.Unsecured Reinsurance Recoverable

The aggregate unsecured reinsurance balances (comprising recoverables for paid and unpaid losses and LAE and unearned premium reserves) in excess of three percent of policyholders' surplus at December 31, 2019 and 2018 with respect to an individual reinsurer, and each of such reinsurer's related group members having an unsecured aggregate reinsurance balance with the company, are as follows:

Reinsurer	2019	2018
Affiliates:
Combined Pool*	$7,080	$7,321
Eaglestone	605	645
Other affiliates	8	16
Total affiliates	$7,693	$7,982
Berkshire Hathaway Group	81	1,062
Swiss Reinsurance Group	467	439
Total Non-affiliates	548	1,501
Total affiliates and non-affiliates	$8,241	$9,483

*Includes intercompany pooling impact of $634 related to Unearned Premium Reserve, $6,248 related to Reserves for Losses and LAE and $6 related to Paid losses and LAE as of and for the year ended December 31, 2019, and $577, $6,486, and $13, respectively, as of and for the year ended December 31, 2018.

C.Reinsurance Recoverable in Dispute

At December 31, 2019 and 2018, the aggregate of all disputed items did not exceed ten percent of capital and surplus and there were no amounts in dispute for any single reinsurer that exceeded five percent of capital and surplus. The total reinsurance recoverable balances in dispute are $37 and $46 as of December 31, 2019 and 2018, respectively.

D.Retroactive Reinsurance

On January 20, 2017, the Combined Pool entered into an adverse development reinsurance agreement with NICO under which the Combined Pool ceded to NICO eighty percent of its reserve risk above an attachment point on substantially all of its U.S. Commercial long-tail exposures for accident years 2015 and prior. Under this agreement, the Combined Pool ceded to NICO eighty percent of net paid losses on subject business on or after January 1, 2016 in excess of $25,000 of net paid losses, up to an aggregate limit of $25,000. At NICO's 80 percent share, NICO's limit of liability under the contract is $20,000. The Combined Pool paid consideration of approximately $10,188 in February 2017, including interest at 4 percent per annum from January 1, 2016 through date of payment. American Home's share of the consideration paid was $3,566. NICO placed the consideration received into a collateral trust account as security for NICO's claim payment obligations, and Berkshire Hathaway Inc. has provided a parental guarantee to secure NICO's obligations under the agreement.

American Home accounted for this transaction as prospective reinsurance, except that the surplus gain associated with the ADC has been reported in a segregated surplus account and does not form a part of the Company's Unassigned funds.

The total surplus gain recognized by the Combined Pool as of December 31, 2019, 2018 and 2017 was $2,176, $1,984 and $1,426, respectively. American Home's share of this gain as of December 31, 2019, 2018 and 2017 was $854, $920 and $689, respectively. The surplus gain is presented as segregated surplus and subject to the applicable dividend restrictions. This amount must be restricted in surplus until such time as the actual retroactive reinsurance recovered from NICO exceeds the consideration paid for the cession.

E.Reinsurance Agreements Qualifying for Reinsurer Aggregation

In 2011, the Combined Pool companies entered into a loss portfolio transfer reinsurance agreement with Eaglestone, an affiliate, which provides coverage up to a limit of $5,000 for the Pool's net asbestos exposures. Effective the same date, Eaglestone retroceded the majority of this exposure to NICO, an unaffiliated company. NICO provides coverage up to a limit of $3,500 for subject business covered under the agreement. NICO administers claims and pursues amounts recoverable from the Combined Pool companies' reinsurers with respect to paid losses and loss adjustment expenses. To the extent that the prior reinsurers pay, the amounts are collected and retained by NICO. NICO maintains funds in trust for the benefit of Eaglestone under the contract; as of December 31, 2019 and 2018 the amount in trust was $4,326 and $3,291, respectively. The amount of the unexhausted limit under the NICO agreement as of December 31, 2019 and 2018 was $1,201 and $1,198, respectively. The Company has accounted for its cession to Eaglestone as prospective reinsurance.

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41 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

8.Income Taxes

U.S. TAX REFORM OVERVIEW

On December 22, 2017, the United States enacted Public Law 115-97, known as the Tax Cuts and Jobs Act ("the Tax Act"). The Tax Act reduced the statutory rate of U.S. federal corporate income tax to 21 percent and enacted numerous other changes impacting the Company.

The Tax Act includes provisions for Global Intangible Low-Taxed Income ("GILTI"), under which taxes on foreign income are imposed on the excess of a deemed return on tangible assets of foreign corporations and for Base Erosion and Anti-Abuse Tax ("BEAT"), under which taxes are imposed on certain base eroding payments to affiliated foreign companies. While the U.S. tax authorities issued formal guidance, including recently issued proposed and final regulations for BEAT and other provisions of the Tax Act, there are still certain aspects of the Tax Act that remain unclear and subject to substantial uncertainties. Additional guidance is expected in future periods. Such guidance may result in changes to the interpretations and assumptions the Company made and actions the Company may take, which may impact amounts recorded with respect to international provisions of the Tax Act, possibly materially. Consistent with accounting guidance, the Company treats BEAT as a period tax charge in the period the tax is incurred and have made an accounting policy election to treat GILTI taxes in a similar manner.

No provision for income tax related to GILTI or BEAT was recorded as of December 31, 2019.

The components of the Company's net deferred tax assets/liabilities ("DTA"/"DTL") as of December 31, 2019 and 2018 are as follows:

			12/31/2019					12/31/2018							Change
	Ordinary		Capital		Total		Ordinary		Capital		Total		Ordinary		Capital		Total
Gross DTA	$892		$241		$1,133		$1,028		$227		$1,255		$(136)		$14		$(122)

Statutory Valuation Allowance	13		53		66		-		57		57		13		(4)		9
Adjusted Gross DTA	879		188		1,067		1,028		170		1,198		(149)		18		(131)

Nonadmitted DTA	31		-		31		127		-		127		(96)		-		(96)
Subtotal Admitted DTA	848	-	188	-	1,036	-	901	-	170	-	1,071	-	(53)	-	18	-	(35)

DTL	123		188		311		129		170		299		(6)		18		12
Net Admitted DTA/(DTL)	$725		$-		$725		$772		$-		$772		$(47)		$-		$(47)

At December 31, 2019, the Company recorded gross deferred tax assets ("DTA") of $1,133. A valuation allowance of $13 was established on deferred tax assets related to foreign tax credits and $53 on net capital deferred tax assets, as it is management's belief that they will not be utilized in the foreseeable future. Tax planning strategies had no impact on the determination of the net admitted DTA.

The following table shows the summary of the calculation for the net admitted DTA as of December 31, 2019 and 2018:

		12/31/2019			12/31/2018			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Adjusted gross DTAs realizable within 36
months or 15 percent of statutory surplus
(the lesser of 1 and 2 below)	725	-	725	772	-	772	(47)	-	(47)
1. Adjusted gross DTAs realizable
within 36 months	725	-	725	774	-	774	(49)	-	(49)
2. 15 percent of statutory surplus	NA	NA	790	NA	NA	772	NA	NA	18
Adjusted gross DTAs that can be offset
against DTLs	123	188	311	129	170	299	(6)	18	12
Total DTA admitted as the result of
application of SSAP 101	$848	188	1,036	$901	$170	$1,071	$(53)	$18	$(35)
	2019		2018
Ratio percentage used to determine recovery period and threshold limitation amount		413%	388%
Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in (2) above.		$5,271	$5,151

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42 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table shows the components of the current income tax expense (benefit) for the periods listed:

For the years ended December 31,	2019	2018	Change
Federal income tax	$(42)	$(63)	$21
Foreign income tax	7	9	(2)
Subtotal	(35)	(54)	19
Federal income tax on net capital gains	42	69	(27)
Federal and foreign income taxes incurred	$7	$15	$(8)

The following table shows the components of the DTA split between ordinary and capital DTA as of December 31, 2019 and 2018:

	2019		2018	Change
Ordinary
Discounting of unpaid losses		$128	$151	$(23)
Nonadmitted assets		15	19	(4)
Unearned premium reserve		147	158	(11)
Bad debt expense		9	11	(2)
Net operating loss carry forward		406	501	(95)
Foreign tax credit carry forward		80	79	1
Investments		26	26	-
Mortgage Contingency Reserve		34	29	5
Intangible Assets		13	14	(1)
Other temporary differences		34	40	(6)
Subtotal		892	1,028	(136)
Statutory valuation allowance adjustment		13	-	13
Nonadmitted		31	127	(96)
Admitted ordinary deferred tax assets		$848	$901	$(53)
Capital
Investments		$228	$211	$17
Net capital loss carry forward		-	1	(1)
Unrealized capital losses		13	15	(2)
Subtotal		241	227	14
Statutory valuation allowance		53	57	(4)
Admitted capital deferred tax assets		188	170	18
Admitted deferred tax assets		$1,036	$1,071	$(35)

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43 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table shows the components of the DTL split between ordinary and capital DTL as of December 31, 2019 and 2018:

	2019		2018	Change
Ordinary
Investments		$80	$72	$8
Tax Act adjustment to discounting of unpaid losses		32	47	(15)
Section 481(a) adjustment		-	3	(3)
Other temporary differences		12	7	5
Subtotal		124	129	(5)
Capital
Investments		$128	$108	$20
Unrealized capital gains (losses)		59	61	(2)
Other temporary differences		1	1	-
Subtotal		188	170	18
Deferred tax liabilities		312	299	13
Net deferred tax assets/liabilities		$724	$772	$(48)

The change in net deferred tax assets is comprised of the following:

	2019		2018	Change
Adjusted gross deferred tax assets		$1,067	$1,198	$(131)
Total deferred tax liabilities		(312)	(299)	(13)
Net deferred tax assets/ (liabilities)		755	899	(144)
Tax effect of unrealized gains (losses)				1
Total change in net deferred tax				$(145)
Change in deferred tax - current year				(146)
Change in deferred tax - current year - other surplus items				3
Change in deferred tax - current year - total				(143)
Change in deferred tax – prior period correction				(2)
Total change in deferred tax - current year				$(145)

The following table shows the components of opening surplus adjustments on current and deferred taxes for the year ended December 31, 2019:

		Current		Deferred		Total
SSAP 3 impact:
SSAP 3 - general items			$15		$(12)	$3
SSAP 3	- statutory valuation allowance		-		10	10
Subtotal SSAP 3			15		(2)	13
SSAP 3	- unrealized gain/loss		-		-	-
SSAP 3	- adjusted tax assets and liabilities		15		(2)	13
SSAP 3	- nonadmitted impact		-		(1)	(1)
Total SSAP 3 impact			$15		$(3)	$12

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44 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The provision for federal and foreign income taxes is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The following table presents a reconciliation of such differences in arriving at total taxes related to the Company for the years ended December 31, 2019, 2018 and 2017:

	2019
Description	Amount	Tax Effect
Net Income (Loss) Before Federal Income Taxes
and Capital Gains Taxes	$628	$132
Book to Tax Adjustments:
Tax Exempt Income, net of proration	(18)	(4)
Stock Options And Other Compensation	10	2
Change in Nonadmitted Assets	18	4
Change in Tax Position	-	-
Statutory Valuation Allowance	-	19
Return to Provision	-	(2)
Reversal of Book/Tax Difference on Share
Distribution	(26)	(5)
Change in contingency reserve	-	-
Impact of Tax Act		-
Real Estate Redemption	-	-
Other	(14)	4
Total Book to Tax Adjustments	(30)	18
Total Income Tax	$598	$150
Federal and Foreign Income Taxes Incurred	-	(35)
Federal Income Tax on Net Capital Gains	-	42
Change in Net Deferred Income Taxes	-	143
Total Income Tax	$-	$150

Operating loss and tax credit carry-forwards

2018

Amount	Tax Effect

$(263)	$(55)

(34)(7)

-	-
28	6
-	-

-40

-(1)

-	-
(31)	(7)
-	-
-	-
36	8
(1)	39
$(264)	$(16)
-	(54)
-	69
-	(31)
$-	$(16)

2017

Amount	Tax Effect

$(380)	$(133)

(71)(25)

-	-
46	16
-	2

-(5)

-(3)

-	-
(39)	(14)
-	588
(72)	(25)
6	6
(130)	540
$(510)	$407

-(69)

-82

-394

$	- $	407

At December 31, 2019 the Company had net operating loss carry forwards expiring through the year 2038 of: At December 31, 2019 the Company had foreign tax credits expiring through the year 2029 of:

$1,932
$80

There were no deposits reported as admitted assets under Section 6603 of the Internal Revenue Service (IRS) Code as of December 31, 2019. The Company does not believe that the liability related to any federal or foreign tax loss contingencies will significantly change within the next 12 months. A reasonable estimate of such change cannot be made at this time.

As of December 31, 2019, there was a $15 receivable related to tax return errors and omissions and a $18 liability related to uncertain tax positions.

The U.S is the only major tax jurisdiction of the Company. The statute of limitations for all tax years prior to 2000 has expired for the consolidated federal income tax return. The Company is currently under examination for the tax years 2000 through 2013 and open to examination through 2018.

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45 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following table lists those companies that form part of the 2019 AIG consolidated federal income tax return:

Company	Company	Company	Company	Company

A.I. Credit Consumer	A.I. Credit Corp.	AGC Life Insurance	AGC Life Insurance	AGLIC Investments
Discount Company		Company	Company	Bermuda Limited
AH SLP 1094 San Lucas,	AH SubGP 1000	AH SubGP 1007 Highland	AH SubGP 1020	AH SubGP 1045
LLC	Woodwind Lakes, LLC	Meadow, LLC	Collingham, LLC	Montgomery, LLC
AH SubGP 1098 Green	AH SubGP 1158 Flat Iron,	AH SubGP 1210	AH SubGP 1211 Mision	AH SubGP 1212 Painted
Pines, LLC	LLC	Geronimo, LLC	Del Valle, LLC	Desert, LLC
AH SubGP 1248 North	AH SubGP 1263 West	AH SubGP 1384	AH SubGP 1433 Magnolia,	AH SubGP 1450 Timber,
Vista, LLC	Virginia, LLC	Woodglen, LLC	LLC	LLC
AH SubGP 1470 Palmetto,	AH SubGP 1480 Eastmont	AH SubGP 1535 Hunter's	AH SubGP 1548 Walnut,	AH SubGP 1551 Spanish
LLC	Senior, LLC	Run, LLC	LLC	Creek, LLC
AH SubGP 1597	AH SubGP 1600 Rainer,	AH SubGP 1631	AH SubGP 1694 Sonoma,	AH SubGP 245 Garland,
Broadmoor, LLC	LLC	Broadway, LLC	LLC	LLC
AH SubGP 479 Sunrise,	AH SubGP 516	AH SubGP 716 Villas of	AH SubGP 785 Mayfield,	AH SubGP 787 North
LLC	Merrilltown, LLC	Mission Bend, LLC	LLC	Knoll, LLC
AH SubGP 835	AH SubGP 842 Huebner,	AH SubGP 911 Mainland,	AH SubGP 929	AH SubGP 936 Emmaus,
Whispering, LLC	LLC	LLC	Collinwood, LLC	LLC
AH SubGP 997 Maxey,	AH SubGP Crestview	AH SubGP GAG Gandolf,	AH SubGP MDL, LLC	AIG Aerospace
LLC	Duplexes, LLC	LLC		Adjustment Services, Inc.
AIG Aerospace Insurance	AIG Asset Management	AIG Assurance Company	AIG BG Holdings LLC	AIG Capital Corporation
Services, Inc.	(U.S.), LLC
AIG Capital Services, Inc.	AIG Century	AIG Claims, Inc.	AIG Claims, Inc.	AIG Claims, Inc.
Verwaltungsgesellschaft
mbH
AIG Commercial	AIG Commercial	AIG Consumer Finance	AIG Credit (Europe)	AIG Credit Corp.
Equipment Finance Canada	Equipment Finance, Inc.	Group, Inc.	Corporation
Branch
AIG Direct Insurance	AIG Employee Services,	AIG Europe Holdings	AIG FCOE, Inc.	AIG Federal Savings Bank
Services, Inc.	Inc.	Limited
AIG Financial Advisor	AIG Financial Products	AIG Fund Services, Inc.	AIG G5, Inc.	AIG Global Asset
Services, Inc.	Corp.			Management Holdings
Corp.
AIG Global Capital	AIG Global Real Estate	AIG GLOBAL REAL	AIG Global Real Estate	AIG Insurance
Markets Securities, LLC	Investment Corp.	ESTATE INVESTMENT	Investment de Mexico,	Management Services, Inc.
CORP. [RUSS
AIG International Inc.	AIG Kirkwood, Inc.	AIG Life Holdings, Inc.	AIG Life of Bermuda, Ltd.	AIG Life of Bermuda, Ltd.
AIG Markets, Inc.	AIG Matched Funding	AIG MEA Investments and	AIG Mortgage Capital,	AIG North America, Inc.
	Corp.	Services, LLC	LLC
AIG PC Global Services	AIG PC Global Services,	AIG Procurement Services,	AIG Property Casualty	AIG Property Casualty
Inc.	Inc. United Kingdom	Inc.	Company	Europe Financing Ltd.
AIG Property Casualty	AIG Property Casualty	AIG Property Casualty,	AIG Realty, Inc.	AIG Securities Lending
International, LLC	U.S., Inc.	Inc.		Corp.
AIG Shared Services	AIG Shared Services	AIG Shared Services	AIG Shared Services	AIG Specialty Insurance
	Corporation	Corporation - Management	Corporation (Philippines)	Company
AIG Spring Ridge I, Inc.	AIG Technologies, Inc.	AIG Technologies, Inc.	AIG Travel Assist, Inc.	AIG TRAVEL EMEA
		(U.K. branch)		LIMITED
AIG TRAVEL EUROPE	AIG Travel, Inc.	AIG UNITED	AIG United Guaranty,	AIG Warranty Services of
LIMITED		GUARANTY AGENZIA	Sociedad Limitada	Florida, Inc.
DI ASSICURAZIONE
AIG Warranty Services,	AIG WarrantyGuard, Inc.	AIG.COM, Inc.	AIG-FP Capital	AIG-FP Matched Funding
Inc.			Preservation Corp.	Corp.
AIG-FP Pinestead	AIGGRE Dakota Springs	AIGGRE DC Ballpark	AIGGRE Europe Real	AIGGRE Europe Real
Holdings Corp.	Investor LLC	Investor, LLC	Estate Fund I	Estate Fund I GP S.a r.l.

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46 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Company	Company	Company	Company	Company

AIGGRE Hill7 Investor	AIGGRE Livermore	AIGGRE Market Street II	AIGGRE North Getty	AIGGRE TX Hotel Frisco
LLC	Longfellow Investor LLC	LLC	Investor LLC	Owner, LLC
AIGGRE TX Hotel Las	AIGGRE TX Hotel Plano	AIGGRE TX Hotel San	AIGGRE U.S. Real Estate	AIGGRE U.S. Real Estate
Colinas Owner, LLC	Owner, LLC	Antonio Owner, LLC	Fund I	Fund I
AIGGRE U.S. Real Estate	AIGGRE U.S. Real Estate	AIGGRE U.S. Real Estate	AIGGRE VISTA, LLC	AIGT Inc. Hong Kong
Fund II	Fund II	Fund III		Branch
AIU Insurance Company	Akita, Inc.	Alabaster Capital LLC	AlphaCat Capital Inc.	AM Holdings LLC
American Athletic Club,	American General Annuity	American General	American General	American General
Inc.	Service Corporation	Assignment	Assignment Corporation	Insurance Agency, Inc.
American General Life Ins.	American General Life	American General Life	American General Life	American General Realty
Co. Non-Insulated	Insurance Co. - Insulat	Insurance Company	Services Company, LLC
American Home Assurance	American International	American International	American International	American International
Company	Facilities Management	Group, Inc.	Realty Corporation	Reinsurance
Applewood Funding Corp.	Arthur J. Glatfelter	Barnegat Funding Corp.	Blackboard Customer Care	Blackboard Insurance
	Agency, Inc.		Insurance Services	Company
Blackboard Services, LLC	Blackboard Specialty	Blackboard U.S. Holdings,	CAP Investor 1, LLC	CAP Investor 10, LLC
	Insurance Company	Inc.
CAP Investor 2, LLC	CAP Investor 4, LLC	CAP Investor 5, LLC	CAP Investor 8, LLC	Charleston Bay SAHP
Corp.
Commerce and Industry	Connective Mortgage	Covenant Credit Partners,	Crop Risk Services, Inc.	Crossings SAHP Corp.
Insurance Company	Advisory Company	LLC
Curzon Funding Limited	Curzon Funding LLC	Curzon Street Funding	Design Professionals	DIL/SAHP Corp.
		Limited	Association
DSA P&C Solutions, Inc.	Eaglestone Reinsurance	EASTCHEAP	Eastgreen, Inc.	First Principles Capital
	Company	INVESTMENTS		Management, LLC
(CAYMAN) LIMITED
Flamebright Investment	Forest SAHP Corp.	Fortitude Group Holdings,	Fortitude Group Services,	Fortitude Life & Annuity
Limited		LLC	Inc.	Solutions, Inc.
Fortitude Reinsurance	Foundry Insurance	GIG of Missouri, Inc.	GIG Reinsurance	Glatfelter Claims
Company, Ltd.	Agency, Inc.		Company, Ltd.	Management, Inc.
Glatfelter Properties, LLC	Glatfelter Underwriting	Global Loss Prevention,	Global Loss Prevention,	Grand Savannah SAHP
	Services, Inc.	Inc.	Inc. [Canada]	Corp.
Granite State Insurance	Health Direct, Inc.	HOSPITAL PLAN	HPIS LIMITED	Illinois National Insurance
Company		INSURANCE SERVICES		Co.
Integrated Manufacturing	Knickerbocker Corporation	LBMA Equipment	Lexington Insurance	Livetravel, Inc.
Companies, Inc.		Services, Inc.	Company
LSTREET I, LLC	LSTREET II, LLC	MG Reinsurance Limited	MIP Mezzanine, LLC	MIP PE Holdings, LLC
Morefar Marketing, Inc.	Mt. Mansfield Company,	National Union Fire	National Union Fire	New Hampshire Insurance
	Inc.	Insurance	Insurance Company	Company
Pearce & Pearce, Inc.	Pine Street Real Estate	Prairie SAHP Corp.	Privilege Coventry	Privilege Coventry S.a r.l.
	Holdings Corp.		Holdings S.a r.l.
Raptor Funding Corp.	Rialto Melbourne Investor	Risk Specialists Companies	Rokland Limited	SA Affordable Housing,
	LLC			LLC
SA Investment Group, Inc.	SAAHP GP Corp.	SAFG Retirement	SAHP GA III - SC LLC	SAI Deferred
		Services, Inc.		Compensation Holdings,
Inc.
SCSP Corp.	Service Net Solutions of	Service Net Warranty, LLC	SLP Housing GPDNAC,	SNW Insurance Agency,
	Florida, LLC		LLC	LLC
Spruce Peak Realty, LLC	Stowe Mountain Holdings,	Stratford Insurance	SubGen NT, Inc.	SunAmerica Affordable
	Inc.	Company		Housing Partners, Inc.
SunAmerica Asset	SunAmerica Fund Assets	SunAmerica Fund Assets	SunAmerica Fund Assets	SunAmerica Fund Assets
Management, LLC	104, LLC	110, LLC	112, LLC	119, LLC

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47 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

Company	Company	Company	Company	Company
SunAmerica Fund Assets	SunAmerica Fund Assets	SunAmerica Fund Assets,	SunAmerica Life	SunAmerica Retirement
150, LLC	163, LLC	LLC	Reinsurance Company	Markets, Inc.
Susquehanna Agents	The Glatfelter Agency, Inc.	The Insurance Company of	The United States Life	The United States Life
Alliance, LLC		the	Insurance	Insurance Company
The Variable Annuity Life	The Variable Annuity Life	The Variable Annuity Life	Travel Guard Americas	Travel Guard Americas,
- Insulated	- Non-Insulated	Insurance Company	LLC Sucursal Mexico	LLC
Travel Guard Americas,	Travel Guard Group, Inc.	Tudor Insurance Company	U G Corporation	VALIC Financial
LLC [Argentina]				Advisors, Inc.
VALIC Retirement	Validus America, Inc.	Validus Re Americas (New	Validus Reaseguros, Inc.	Validus Services, Inc.
Services Company		Jersey), Inc.
Validus Specialty	Validus Specialty, LLC	Volunteer Firemen's	Webatuck Corp.	Westco Claims
Underwriting Services, Inc.		Insurance Services, Inc.		Management Services, Inc.
Westco Insurance	Western World Insurance	Western World Insurance	X2 & X20 Holdings S.a r.l.
Managers, Inc.	Company	Group, Inc.

9.Capital and Surplus and Dividend Restrictions

A.Dividend Restrictions

Under New York law, the Company may pay cash dividends only from Unassigned surplus determined on a statutory basis.

New York domiciled companies are restricted (on the basis of the lower of 10 percent of statutory earned surplus as defined in NY Insurance Law section 4105, adjusted for special surplus items, as of the last statement on file with the Superintendent, or 100 percent of adjusted net investment income for the preceding thirty-six month period ended as of the last statement on file with the Superintendent) as to the amount of ordinary dividends they may declare or pay in any twelve-month period without the prior approval of the NY DFS. The maximum dividend amount the Company can pay in 2020, as of December 31, 2019 is $0.

Other than the limitations above, there are no restrictions placed on the portion of Company profits that may be paid as ordinary dividends to the stockholders.

The Company did not pay any dividends in 2019 and 2018.

B.Capital & Surplus

Changes in balances of special surplus funds are due to adjustments in the amounts of reserves transferred under retroactive reinsurance agreements and when cash recoveries exceed the consideration paid.

The portion of Unassigned surplus at December 31, 2019 and 2018 represented or reduced by each item below is as follows:

		As Adjusted*
Years Ended December 31,	2019	2018	2018
Unrealized gains and losses (net of taxes)	$130	$109	$148
Nonadmitted asset values	(102)	(217)	(216)
Provision for reinsurance	(16)	(30)	(30)
* As Adjusted includes SSAP 3 prior year adjustments

The Company exceeded minimum RBC requirements at both December 31, 2019 and 2018.

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48 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

10. Contingencies

A.Legal Proceedings

In the normal course of business, AIG and its subsidiaries are, like others in the insurance and financial services industries in general, subject to regulatory and government investigations and actions, and litigation and other forms of dispute resolution in a large number of proceedings pending in various domestic and foreign jurisdictions. Certain of these matters involve potentially significant risk of loss due to potential for significant jury awards and settlements, punitive damages or other penalties. Many of these matters are also highly complex and seek recovery on behalf of a class or similarly large number of plaintiffs. It is therefore inherently difficult to predict the size or scope of potential future losses arising from these matters. In AIG's insurance and reinsurance operations, litigation and arbitration concerning the scope of coverage under insurance and reinsurance contracts, and litigation and arbitration in which its subsidiaries defend or indemnify their insureds under insurance contracts, are generally considered in the establishment of loss reserves. Separate and apart from the foregoing matters involving insurance and reinsurance coverage, AIG, its subsidiaries and their respective officers and directors are subject to a variety of additional types of legal proceedings brought by holders of AIG securities, customers, employees and others, alleging, among other things, breach of contractual or fiduciary duties, bad faith and violations of federal and state statutes and regulations. With respect to these other categories of matters not arising out of claims for insurance or reinsurance coverage, the Company establishes reserves for loss contingencies when it is probable that a loss will be incurred and the amount of the loss can be reasonably estimated. In many instances, the Company is unable to determine whether a loss is probable or to reasonably estimate the amount of such a loss and, therefore, the potential future losses arising from legal proceedings may exceed the amount of liabilities that has been recorded in its financial statements covering these matters. While such potential future charges could be material, based on information currently known to management, management does not believe, other than may be discussed below, that any such charges are likely to have a material adverse effect on the Company's financial position or results of operation.

Additionally, from time to time, various regulatory and governmental agencies review the transactions and practices of AIG and its subsidiaries in connection with industry-wide and other inquiries into, among other matters, the business practices of current and former operating insurance subsidiaries. The Company has cooperated, and will continue to cooperate, in producing documents and other information in response to such requests.

B.Leases

Lease expenses are allocated to the Company based upon the percentage of space occupied with the final share of cost based upon its percentage participation in the Combined Pool.

C.Other Commitments

As part of its hedge fund, private equity and real estate equity portfolio investments, as of December 31, 2019, the Company may be called upon for additional capital investments of up to $894.

At December 31, 2019 the Company had $247 of outstanding commitments related to various funding obligations associated with investments in commercial and residential mortgage loans.

D.Guarantees

The Company has issued guarantees whereby it unconditionally and irrevocably guaranteed all present and future obligations and liabilities arising from the policies of insurance issued by certain insurers who, as of the guarantee issue date, were members of the AIG holding company group. The guarantees were provided in order to secure or maintain the guaranteed companies' rating status issued by certain rating agencies. The Company would be required to perform under the guarantee in the event that a guaranteed entity failed to make payments due under policies of insurance issued during the period of the guarantee. The Company has not been required to perform under any of the guarantees. The Company remains contingently liable for all policyholder obligations associated with insurance policies issued by the guaranteed entity during the period in which the guarantee was in force.

Each guaranteed entity has reported total assets in excess of its liabilities and the majority have invested assets in excess of their direct (prior to reinsurance) policyholder liabilities. Additionally, the Company is party to an agreement with AIG whereby AIG has agreed to make any payments due under the guarantees in the Company's place and stead. Furthermore, for any former affiliate that has been sold, the purchaser has provided the Company with hold harmless agreements relative to the guarantee of the divested affiliate. Accordingly, management believes that the likelihood of payment under any of the guarantees is remote.

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49 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

The following schedule sets forth the effective and termination dates (agreements with guarantees in run off), of each guarantee, the amount of direct policyholder obligations guaranteed, the invested assets and policyholder surplus for each guaranteed entity as of December 31, 2019:

		Date Issued	Date	Policyholder	Invested	Estimated	Policyholders'
			Terminated	Obligations @	Assets @	Loss @	Surplus
Guaranteed Company				12/31/2019	12/31/2019	12/31/2019	12/31/2019
21st Century Advantage Insurance
Company (f/k/a AIG Advantage Insurance
Company )		12/15/1997	8/31/2009	$-	$21	$-	$22
21st Century North America Insurance
Company (f/k/a American International
Insurance Company )		11/5/1997	8/31/2009	10	600	-	599
21st Century Pinnacle Insurance Company

(f/k/a American International Insurance
Company of New Jersey)		12/15/1997	8/31/2009	1	19	-	20
AIG Edison Life Insurance Company (f/k/a

GE Edison Life Insurance Company)		8/29/2003	3/31/2011	7,073	92,212	-	2,045
American General Life and Accident	*

Insurance Company		3/3/2003	9/30/2010	1,464	187,639	-	6,289

American General Life Insurance Company	*
		3/3/2003	12/29/2006	7,723	187,639	-	6,289
American International Assurance	**

Company (Australia) Limited		11/1/2002	10/31/2010	443	1,799	-	574

Chartis Europe, S.A. (f/k/a AIG Europe,	*

S.A.)		9/15/1998	12/31/2012	4,143	6,947	-	1,849

AIG Seguros Mexico, S.A. de C.V. (f/k/a
AIG Mexico Seguros Interamericana, S.A.	*
de C.V.)		12/15/1997	3/31/2015	94	108	-	115
Chartis UK (f/k/a Landmark Insurance	*
Company, Limited (UK))		3/2/1998	11/30/2007	192	5,977	-	2,400

Farmers Insurance Hawaii (f/k/a AIG

Hawaii Insurance Company, Inc.)		11/5/1997	8/31/2009	-	26	-	25
Lloyd's Syndicate (1414) Ascot (Ascot
Underwriting Holdings Ltd.)		1/20/2005	10/31/2007	7	719	-	61
SunAmerica Annuity and Life Assurance

Company (Anchor National Life Insurance
Company)		1/4/1999	12/29/2006	729	187,639	-	6,289
SunAmerica Life Insurance Company
		1/4/1999	12/29/2006	2,102	187,639	-	6,289
The United States Life Insurance Company

in the City of New York		3/3/2003	4/30/2010	3,298	28,885	-	1,571
The Variable Annuity Life Insurance
Company		3/3/2003	12/29/2006	4,268	84,752	-	2,600
Total				$31,547	$972,621	$-	$37,037

* Current affiliates

**AIA was formerly as subsidiary of AIG, Inc. In previous years AIA provided the direct policyholder obligations as of each year end. However, starting in 2014 AIA declined to provide financial information related to these guarantees. The financial information reflects amounts as of December 31, 2012, at which time the guaranteed entities had invested assets in excess of direct policyholder obligations and were in a positive surplus position. Such amounts continue to remain the Company's best estimate given available financial information. The guaranteed policyholder obligations will decline as the policies expire.

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50 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

E.Joint and Several Liabilities

AIUI and the Company are jointly and severally obligated to the policyholders of their Japan branches, in connection with transfers of the business of those Japan branches to Japan-domiciled affiliates in 2013 and 2014, respectively. Under the terms of the transfer agreement, the Japan affiliates have agreed to be responsible for 100% of the obligations associated with such policies, and management expects such companies to satisfy their obligation. The Company carries no reserves with respect to such liabilities. The Japanese affiliates carried $13 and $20 of loss reserves in respect of such policies as of December 31, 2019 and 2018, respectively. As of December 31, 2019, if the Japan affiliates were to fail to satisfy their obligations, the Company's share of the aggregate exposure under the pooling agreement is $8.

Each Pool member is also jointly and severally obligated to the other Pool members, in proportion to their pool share, in the event any other Pool member fails.

11. Other Significant Matters

A.Other Assets

As of December 31, 2019 and 2018, other admitted assets as reported in the accompanying Statements of Admitted Assets were comprised of the following balances:

Other admitted assets	2019	2018
Deposit accounting assets	10	11
Equities in underwriting pools and associations	43	(11)
Guaranty funds receivable on deposit	9	9
Loss funds on deposit	74	72
Other assets	87	78
Total other admitted assets	$223	$159

B.Other Liabilities

As of December 31, 2019 and 2018, other liabilities as reported in the accompanying Statements of Liabilities, Capital and Surplus were comprised of the following balances:

Other liabilities	2019	2018
Accrued retrospective premiums	$15	$24
Deferred commission earnings	36	44
Paid loss clearing contra liability (loss reserve offset for paid claims)	(25)	(36)
Other accrued liabilities	152	221
Escrow Deposit Liability	132	83
Retroactive reinsurance reserves - ceded	(27)	(29)
Statutory contingency reserve	162	137
Escrow funds (NICO)	29	32
Total other liabilities	$474	$476

C.Other (Expense) Income

For the years ended December 31, 2019, 2018 and 2017, other (expense) income as reported in the accompanying Statements of Operations and Changes in Capital and Surplus were comprised of the following balances:

Other (expense)income	2019	2018	2017
Fee income on deposit programs	$2	$1	$4
Gain on sale of medical stop-loss business	-	-	91
Interest expense on reinsurance program	(111)	(148)	(54)
Other income(expense)	13	11	(2)
Total other(expense) income	$(96)	$(136)	$39

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51 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

D.Non- Cash items

For the years ended December 31, 2019, 2018 and 2017, the amounts reported in the Statements of Cash Flow are net of the following non-cash items:

Non-cash transactions	2019	2018	2017
Capital contribution from parent:
Return of Capital	(486)	-	-
Receivable	-	150	-
Funds Held:
Premiums collected	(36)	(62)	(313)
Benefit and loss related payments	195	(15)	229
Interest	(107)	(146)	(60)
Commissions	52	23	114
Funds Held	104	200	30
Intercompany Pooling Settlement:
Securities received	875	1,244	972
Securities transferred	(1,267)	(1,662)	(1,337)
Benefit and loss related payments	$(670)	$(268)	$(365)

E.Federal Home Loan Bank ("FHLB") Agreements

The Company is a member of the FHLB of New York. Such membership requires ownership of stock in the FHLB. The Company owned an aggregate of $9 and $9 of stock in the FHLB at December 31, 2019 and 2018, respectively.

Through its membership, the Company has conducted business activity (borrowings) with the FHLB. The Company utilizes the FHLB facility to supplement liquidity or for other uses deemed appropriate by management. The outstanding borrowings are being used primarily for interest rate risk management purposes in connection with certain reinsurance arrangements, and the balances are expected to decline as underlying premiums are collected. The Company is required to pledge certain mortgage-backed securities, government and agency securities and other qualifying assets to secure advances obtained from the FHLB. The FHLB applies a haircut to collateral pledged to determine the amount of borrowing capacity it will provide to its member. As of December 31, 2019, the Company had an actual borrowing capacity of $1,167 based on qualified pledged collateral. At December 31, 2019, the Company had borrowings of $0 from the FHLB.

F.Insurance-Linked Securities

As of December 31, 2019 and 2018, the Company was not a ceding insurer in catastrophe bond reinsurance transactions in force.

G.Sale of Medical Stop-loss and Organ Transplant Business

On October 15, 2017, the Pool sold its medical stop-loss and organ transplant business and renewal rights to Tokio Marine HCC Life Insurance Company. The sale of the renewal rights resulted in a gain of $91 for the Company. In addition to the sale of the renewal rights, the Pool entered into a 100 percent quota share reinsurance agreement to cede the in-force liabilities of these businesses as of the transaction date, which resulted in a gain of $6.5 for the Company.

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52 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

American Home Assurance Company

Statutory Basis Financial Statements

( D o l l a r s i n M i l l i o n s )

12. Subsequent Events

Subsequent events have been considered through April 17, 2020 for these Financial Statements issued on April 17, 2020.

Type I – Recognized Subsequent Events:

None.

Type II – Nonrecognized Subsequent Events:

In March 2020, the outbreak of COVID-19 caused by a novel strain of the coronavirus was recognized as a pandemic by the World Health Organization. The Coronavirus outbreak has resulted in increased economic uncertainty and volatility in both the debt and equity markets. Sufficient information is not available to adequately evaluate the short-term or long-term financial impact to the Company, however these economic conditions may adversely impact the Company's business operations and future financial condition.

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53 NOTES TO FINANCIAL STATEMENTS - As of December 31, 2019 and 2018 and for years ended December 31, 2019, 2018 and 2017.

PART C: OTHER INFORMATION

Item 26. Exhibits

(a)	Board of Directors Resolution
(1)	Resolutions of Board of Directors of	Incorporated by reference to initial
	American General Life Insurance Company	filing of Form S-6 Registration
	authorizing the establishment of Separate	Statement (File No. 333-42567) of
	Account VL-R.	American General Life Insurance
Company Separate Account VL-R filed
on December 18, 1997.

(b)	Custodian Agreements.	Inapplicable.
(c)	Underwriting Contracts
(1)	Distribution Agreement with American	Incorporated by reference to Post-
	General Equity Services Corporation,	Effective Amendment No. 7 to Form N-
	effective October 1, 2002.	4 Registration Statement (File No. 333-
40637) of American General Life
Insurance Company Separate Account
D filed on November 8, 2002.
(2)	Distribution Agreement with AIG Capital	Incorporated by reference to Post-
	Services, Inc.	Effective Amendment No. 5 to Form N-
6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2019.
(3)	Form of Selling Group Agreement.	Incorporated by reference to initial
filing of Form N-6 Registration
Statement (File No. 333-102299) of
American General Life Insurance
Company Separate Account VUL-2
filed on December 31, 2002.
(4)	Schedule of Commissions.	Incorporated by reference from the text
included under the heading
"Distribution of the Policies" in the
Statement of Additional Information
that is filed as part of this amended
Registration Statement.
(d)	Contracts
(1)	Specimen form of the "Platinum Investor®	Incorporated by reference to Pre-
	III" Flexible Premium Variable Life	Effective Amendment No. 1 to Form S-
	Insurance Policy (Policy Form No. 00600).	6 Registration Statement (File No. 333-
43264) of American General Life
Insurance Company Separate Account
VL-R filed on October 26, 2000.

	(2)	Specimen form of Extension of Maturity	Incorporated by reference to initial
		Date Rider, Accumulation Value version	filing of Form N-6 Registration
		(Maturity Extension Rider), Form No.	Statement (File No. 333-118318) of
		99110.	American General Life Insurance
Company Separate Account VL-R filed
on August 18, 2004.
	(3)	Specimen form of Extension of Maturity	Incorporated by reference to initial
		Date Rider, Death Benefit version (Maturity	filing of Form N-6 Registration
		Extension Rider), Form No. 99111.	Statement (File No. 333-118318) of
American General Life Insurance
Company Separate Account VL-R filed
on August 18, 2004.
	(4)	Form of Accidental Death Benefit Rider,	Incorporated by reference to Post-
		Form No. 82012.	Effective Amendment No. 6 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on December 12, 2006.
	(5)	Form of Children's Insurance Benefit Rider,	Incorporated by reference to Post-
		Term Life Insurance, Form No. 82410.	Effective Amendment No. 6 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on December 12, 2006.
	(6)	Form of Term Life Insurance Benefit Rider,	Incorporated by reference to Post-
		Providing Annually Renewable Term	Effective Amendment No. 6 to Form N-
		Insurance (Spouse Term Rider), Form No.	6 Registration Statement (File No. 333-
		88390.	118318) of American General Life
Insurance Company Separate Account
VL-R filed on December 12, 2006.
	(7)	Specimen form of Disclosure of Accelerated	Incorporated by reference to Post-
		Death Benefits (also known as Terminal	Effective Amendment No. 4 to Form N-
		Illness Rider), Form No. AGLC102084	6 Registration Statement (File No. 333-
		Rev0917.	196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2018.
	(8)	Form of Waiver of Monthly Deduction	Incorporated by reference to Post-
		Rider, Form No. 82001.	Effective Amendment No. 6 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on December 12, 2006.
(e)		Applications
	(1)	Specimen form of Individual Life Insurance	Incorporated by reference to Post-
		Application Single Insured - Part A, Form	Effective Amendment No. 5 to Form N-
		No. ICC15-108087 rev0218.	6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2019.

	(2)	Specimen form of Life Insurance Application	Incorporated by reference to Post-
		- Part B (Medical History), Form No. ICC15-	Effective Amendment No. 3 to Form N-
		108088 rev0516.	6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 28, 2017.
	(3)	Specimen form of Variable Universal Life	Incorporated by reference to Post-
		Insurance Supplemental Application, Form	Effective Amendment No. 14 to Form
		No. AGLC 0198-00 Rev0406.	N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2006.
(f)		Depositor's Certificate of Incorporation and
By-Laws.
	(1)	Amended and Restated Articles of	Incorporated by reference to initial
		Incorporation of American General Life	filing of Form N-4 Registration
		Insurance Company, effective December 31,	Statement (File No. 033-43390) of
		1991. (P)	American General Life Insurance
Company Separate Account D filed on
October 16, 1991.
	(2)	Amendment to the Amended and Restated	Incorporated by reference to Pre-
		Articles of Incorporation of American	Effective Amendment No. 3 to Form S-
		General Life Insurance Company, effective	6 Registration Statement (File No. 333-
		July 13, 1995.	53909) of American General Life
Insurance Company Separate Account
VL-R filed on August 19, 1998.
	(3)	By-Laws of American General Life	Incorporated by reference to Post-
		Insurance Company, restated as of June 8,	Effective Amendment No. 11 to Form
		2005.	N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on August 12, 2005.
(g)		Reinsurance Contracts
	(1)	Form of Reinsurance Agreement with	Incorporated by reference to Post-
		General & Cologne Life Re of America.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
	(2)	Form of Reinsurance Agreement with	Incorporated by reference to Post-
		Munich American Reassurance Company.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.

(3)	Form of Reinsurance Agreement with RGA	Incorporated by reference to Post-
	Reinsurance Company.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(4)	Form of Reinsurance Agreement with Swiss	Incorporated by reference to Post-
	Re Life & Health America, Inc.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(5)	Automatic and Facultative Reinsurance	Incorporated by reference to Post-
	Agreement with Generali USA Life	Effective Amendment No. 6 to Form N-
	Reinsurance Company.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2014.
(h)	Participation Agreements
(1)(a)	Form of Participation Agreement with AIM	Incorporated by reference to Pre-
	Variable Insurance Funds, Inc. (Invesco	Effective Amendment No. 1 to Form S-
	Variable Insurance Funds).	6 Registration Statement (File No. 333-
42567) of American General Life
Insurance Company Separate Account
VL-R filed on March 23, 1998.
(1)(b)	Form of Amendment Four to Participation	Incorporated by reference to Post-
	Agreement with AIM Variable Insurance	Effective Amendment No. 4 to Form S-
	Funds, Inc. (Invesco Variable Insurance	6 Registration Statement (File No. 333-
	Funds).	42567) of American General Life
Insurance Company Separate Account
VL-R filed on October 11, 2000.
(1)(c)	Form of Amendment Six to Participation	Incorporated by reference to initial
	Agreement with AIM Variable Insurance	filing of Form N-6 Registration
	Funds, Inc. (Invesco Variable Insurance	Statement (File No. 333-103361) of
	Funds).	American General Life Insurance
Company Separate Account VL-R filed
on February 21, 2003.
(1)(d)	Form of Amendment No. 14 to Participation	Incorporated by reference to Post-
	Agreement with AIM Variable Insurance	Effective Amendment No. 3 to Form N-
	Funds, Inc. (Invesco Variable Insurance	6 Registration Statement (File No. 333-
	Funds) effective April 30, 2010.	151576) of American General Life
Insurance Company Separate Account
VL-R filed on May 2, 2011.
(2)(a)	Form of Participation Agreement with The	Incorporated by reference to Post-
	Alger American Fund.	Effective Amendment No. 6 to Form N-
6 Registration Statement (File No. 333-
43264) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2003.

(3)(a)	Form of Shareholder Services Agreement	Incorporated by reference to Pre-
	with American Century Investment	Effective Amendment No. 1 to Form S-
	Management, Inc.	6 Registration Statement (File No. 333-
89897) of American General Life
Insurance Company Separate Account
VL-R filed on January 21, 2000.
(3)(b)	Form of Amendment No. 2 to Shareholder	Incorporated by reference to Pre-
	Services Agreement with American Century	Effective Amendment No. 1 to Form N-
	Investment Management, Inc.	4 Registration Statement (File No. 333-
109206) of American General Life
Insurance Company Separate Account
D filed on December 17, 2003.
(4)(a)	Form of Participation Agreement with	Incorporated by reference to Pre-
	Dreyfus Variable Investment Fund.	Effective Amendment No. 1 to Form S-
6 Registration Statement (File No. 333-
42567) of American General Life
Insurance Company Separate Account
VL-R filed on March 23, 1998.
(4)(b)	Amendment One to Participation Agreement	Incorporated by reference to Pre-
	with Dreyfus Variable Investment Fund	Effective Amendment No. 1 to Form N-
	dated December 1, 1998.	4 Registration Statement (File No. 333-
70667) of American General Life
Insurance Company Separate Account
D filed on March 18, 1999.
(4)(c)	Form of Fourth Amendment to Participation	Incorporated by reference to Pre-
	Agreement with Dreyfus Variable	Effective Amendment No. 1 to Form N-
	Investment Fund effective October 1, 2007.	6 Registration Statement (File No. 333-
144594) of American General Life
Insurance Company Separate Account
VL-R filed on October 2, 2007.
(5)(a)	Amended and Restated Participation	Incorporated by reference to Post-
	Agreement with Fidelity Variable Insurance	Effective Amendment No. 5 to Form N-
	Products Funds dated April 27, 2012.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2013.
(6)(a)	Form of Amended and Restated Participation	Incorporated by reference to Post-
	Agreement with Franklin Templeton	Effective Amendment No. 7 to Form N-
	Variable Insurance Products Trust dated as	6 Registration Statement (File No. 333-
	of October 1, 2002.	80191) of American General Life
Insurance Company Separate Account
VL-R filed on December 2, 2004.
(6)(b)	Form of Amendment No. 5 to Amended and	Incorporated by reference to Pre-
	Restated Participation Agreement with	Effective Amendment No. 1 to Form N-
	Franklin Templeton Variable Insurance	6 Registration Statement (File No. 333-
	Products Trust.	153068) of American General Life
Insurance Company Separate Account
VL-R filed on December 3, 2008.

(6)(c)	Form of Amendment No. 6 to Amended and	Incorporated by reference to Post-
	Restated Participation Agreement with	Effective Amendment No. 6 to Form N-
	Franklin Templeton Variable Insurance	6 Registration Statement (File No. 333-
	Products Trust.	151576) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2014.
(7)(a)	Form of Participation Agreement with	Incorporated by reference to Post-
	Goldman Sachs Variable Insurance Trust.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
90787) of American General Life
Insurance Company Separate Account
VL-R filed on December 19, 2003.
(7)(b)	Form of Amendment No. 1 to Participation	Incorporated by reference to Post-
	Agreement with Goldman Sachs Variable	Effective Amendment No. 25 to Form
	Insurance Trust.	N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on April 29, 2016.
(8)(a)	Form of Fund Participation Agreement with	Incorporated by reference to Post-
	Janus Aspen Series.	Effective Amendment No. 2 to Form S-
6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on September 20, 2000.
(8)(b)	Form of Amendment to Fund Participation	Incorporated by reference to Post-
	Agreement with Janus Aspen Series.	Effective Amendment No. 2 to Form N-
6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 29, 2016.
(9)(a)	Form of Fund Participation Agreement with	Incorporated by reference to Post-
	JPMorgan Insurance Trust effective as of	Effective Amendment No. 2 to Form N-
	April 24, 2009.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on May 3, 2010.
(10)(a)	Form of Participation Agreement with MFS	Incorporated by reference to Pre-
	Variable Insurance Trust.	Effective Amendment No. 1 to Form S-
6 Registration Statement (File No. 333-
42567) of American General Life
Insurance Company Separate Account
VL-R filed on March 23, 1998.
(10)(b)	Form of Amendment Five to Participation	Incorporated by reference to Post-
	Agreement with MFS Variable Insurance	Effective Amendment No. 2 to Form S-
	Trust.	6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on September 20, 2000.

(10)(c)	Form of Letter Agreement with MFS	Incorporated by reference to Post-
	Variable Insurance Trust dated December 19,	Effective Amendment No. 7 to Form N-
	2005.	6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(11)(a)	Participation Agreement with Morgan	Incorporated by reference to Post-
	Stanley Universal Funds, Inc.	Effective Amendment No. 12 to Form
N-4 Registration Statement (File No.
033-43390) of American General Life
Insurance Company Separate Account
D filed on April 30, 1997.
(11)(b)	Amendment Number 1 to Participation	Incorporated by reference to Pre-
	Agreement with Morgan Stanley Universal	Effective Amendment No. 1 to Form S-
	Funds, Inc.	6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on August 25, 1999.
(11)(c)	Form of Amendment Seven to Participation	Incorporated by reference to Post-
	Agreement with Morgan Stanley Universal	Effective Amendment No. 4 to Form S-
	Funds, Inc.	6 Registration Statement (File No. 333-
42567) of American General Life
Insurance Company Separate Account
VL-R filed on October 11, 2000.
(11)(d)	Form of Amendment Ten to Participation	Incorporated by reference to Post-
	Agreement with Morgan Stanley Universal	Effective Amendment No. 3 to Form N-
	Funds, Inc.	6 Registration Statement (File No. 333-
65170) of American General Life
Insurance Company Separate Account
VL-R filed on January 23, 2003.
(11)(e)	Form of Amendment 13 to Participation	Incorporated by reference to Post-
	Agreement with The Universal Institutional	Effective Amendment No. 25 to Form
	Funds, Inc.	N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on April 29, 2016.
(11)(f)	Form of Amendment 14 to Participation	Incorporated by reference to Post-
	Agreement with The Universal Institutional	Effective Amendment No. 25 to Form
	Funds, Inc.	N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on April 29, 2016.
(12)(a)	Sales Agreement with Neuberger & Berman	Incorporated by reference to Pre-
	Advisors Management Trust.	Effective Amendment No. 1 to Form S-
6 Registration Statement (File No. 333-
89897) of American General Life
Insurance Company Separate Account
VL-R filed on January 21, 2000.

(12)(b)	Form of Assignment and Modification	Incorporated by reference to Pre-
	Agreement to Fund Participation Agreement	Effective Amendment No. 1 to Form S-
	(formerly known as Sales Agreement) with	6 Registration Statement (File No. 333-
	Neuberger & Berman Management	89897) of American General Life
	Incorporated.	Insurance Company Separate Account
VL-R filed on January 21, 2000.
(12)(c)	Form of Amendment to Fund Participation	Incorporated by reference to Pre-
	Agreement with Neuberger Berman Advisers	Effective Amendment No. 1 to Form N-
	Management Trust.	6 Registration Statement (File No. 333-
137817) of American General Life
Insurance Company Separate Account
VL-R filed on December 14, 2006.
(12)(d)	Form of Amendment No. 3 to Fund	Incorporated by reference to Pre-
	Participation Agreement with Neuberger	Effective Amendment No. 1 to Form N-
	Berman Advisers Management Trust.	6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on November 3, 2014.
(13)(a)	Form of Participation Agreement with	Incorporated by reference to Post-
	PIMCO Variable Insurance Trust.	Effective Amendment No. 2 to Form S-
6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on September 20, 2000.
(13)(b)	Form of Amendment No. 1 to Participation	Incorporated by reference to Pre-
	Agreement with PIMCO Variable Insurance	Effective Amendment No. 1 to Form N-
	Trust.	6 Registration Statement (File No. 333-
129552) of American General Life
Insurance Company Separate Account
VL-R filed on March 30, 2006.
(13)(c)	Form of Novation of and Amendment to	Incorporated by reference to Post-
	Participation Agreement with PIMCO	Effective Amendment No. 4 to Form N-
	Variable Insurance Trust.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2012.
(13)(d)	Form of Fourth Amendment to Participation	Incorporated by reference to Post-
	Agreement with PIMCO Variable Insurance	Effective Amendment No. 1 to Form N-
	Trust.	6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2015.
(14)(a)	Form of Participation Agreement with	Incorporated by reference to Post-
	Pioneer Variable Contracts Trust.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on December 2, 2004.

(14)(b)	Form of Amendment No. 1 to Participation	Incorporated by reference to Pre-
	Agreement with Pioneer Variable Contracts	Effective Amendment No. 1 to Form N-
	Trust.	6 Registration Statement (File No. 333-
129552) of American General Life
Insurance Company Separate Account
VL-R filed on March 30, 2006.
(14)(c)	Form of Amendment No. 4 to Participation	Incorporated by reference to Pre-
	Agreement with Pioneer Variable Contracts	Effective Amendment No. 1 to Form N-
	Trust.	6 Registration Statement (File No. 333-
153068) of American General Life
Insurance Company Separate Account
VL-R filed on December 3, 2008.
(14)(d)	Form of Amendment No. 6 to Participation	Incorporated by reference to Post-
	Agreement with Pioneer Variable Contracts	Effective Amendment No. 8 to Form N-
	Trust.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on April 29, 2016.
(15)(a)	Form of Participation Agreement with	Incorporated by reference to Pre-
	Putnam Variable Trust.	Effective Amendment No. 1 to Form S-
6 Registration Statement (File No. 333-
42567) of American General Life
Insurance Company Separate Account
VL-R filed on March 23, 1998.
(15)(b)	Form of Amendment No. 3 to Participation	Incorporated by reference to Pre-
	Agreement with Putnam Variable Trust dated	Effective Amendment No. 1 to Form N-
	October 1, 2007.	6 Registration Statement (File No. 333-
153068) of American General Life
Insurance Company Separate Account
VL-R filed on December 3, 2008.
(15)(c)	Specimen form of Fourth Amendment to	Incorporated by reference to Post-
	Participation Agreement with Putnam	Effective Amendment No. 26 to Form
	Variable Trust.	N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on April 28, 2017.
(16)(a)	Form of Participation Agreement with	Incorporated by reference to Post-
	SunAmerica Series Trust.	Effective Amendment No. 2 to Form S-
6 Registration Statement (File No. 333-
65170) of American General Life
Insurance Company Separate Account
VL-R filed on April 24, 2002.
(16)(b)	Form of Addendum to Fund Participation	Incorporated by reference to Post-
	Agreement For Class A Shares with	Effective Amendment No. 1 to Form N-
	SunAmerica Series Trust.	6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 2, 2005.

(16)(c)	Form of Amendment to Participation	Incorporated by reference to Pre-
	Agreement with SunAmerica Series Trust	Effective Amendment No. 1 to Form N-
	dated July 2, 2003.	4 Registration Statement (File No. 333-
109206) of American General Life
Insurance Company Separate Account
D filed on December 17, 2003.
(17)(a)	Form of Participation Agreement with	Incorporated by reference to Pre-
	VALIC Company I.	Effective Amendment No. 1 to Form N-
4 Registration Statement (File No. 333-
40637) of American General Life
Insurance Company Separate Account
D filed on February 12, 1998.
(17)(b)	Amendment One to Participation Agreement	Incorporated by reference to Pre-
	with VALIC Company I dated as of July 21,	Effective Amendment No. 1 to Form N-
	1998.	4 Registration Statement (File No. 333-
70667) of American General Life
Insurance Company Separate Account
D filed on March 18, 1999.
(17)(c)	Form of Amendment Two to Participation	Incorporated by reference to Post-
	Agreement with VALIC Company I.	Effective Amendment No. 2 to Form S-
6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on September 20, 2000.
(17)(d)	Form of Amendment Three to Participation	Incorporated by reference to Post-
	Agreement with VALIC Company I.	Effective Amendment No. 4 to Form S-
6 Registration Statement (File No. 333-
42567) of American General Life
Insurance Company Separate Account
VL-R filed on October 11, 2000.
(17)(e)	Form of Amendment Ninth to Participation	Incorporated by reference to Pre-
	Agreement with AIG Retirement Company I	Effective Amendment No. 1 to Form N-
	(formerly VALIC Company I).	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on August 28, 2008.
(17)(f)	Form of Amendment Eleventh to	Incorporated by reference to Post-
	Participation Agreement with VALIC	Effective Amendment No. 2 to Form N-
	Company I effective as of May 1, 2009.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on May 3, 2010.

(17)(g)	Form of Twelfth Amendment to	Incorporated by reference to Post-
	Participation Agreement with VALIC	Effective Amendment No. 3 to Form N-
	Company I.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on May 2, 2011.

(17)(h)	Form of Thirteenth Amendment to	Incorporated by reference to Post-
	Participation Agreement with VALIC	Effective Amendment No. 5 to Form N-
	Company I.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2013.
(17)(i)	Form of Fourteenth Amendment to	Incorporated by reference to Pre-
	Participation Agreement with VALIC	Effective Amendment No. 1 to Form N-
	Company I.	6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on November 3, 2014.
(18)(a)	Form of Participation Agreement with	Incorporated by reference to Post-
	Vanguard Variable Insurance Funds.	Effective Amendment No. 2 to Form S-
6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on September 20, 2000.
(18)(b)	Form of Amendment to Participation	Incorporated by reference to Post-
	Agreement with Vanguard Variable	Effective Amendment No. 1 to Form N-
	Insurance Funds.	6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 2, 2005.
(18)(c)	Form of Seventh Amendment to	Incorporated by reference to Post-
	Participation Agreement with Vanguard	Effective Amendment No. 6 to Form N-
	Variable Insurance Funds.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2014.
(19)(a)	Form of Amended and Restated	Incorporated by reference to Post-
	Administrative Services Agreement with	Effective Amendment No. 1 to Form N-
	AIM Advisors, Inc.	6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 2, 2005.
(20)(a)	Form of Service Agreement Class O with	Incorporated by reference to Post-
	Fred Alger Management, Inc.	Effective Amendment No. 6 to Form N-
6 Registration Statement (File No. 333-
43264) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2003.
(21)(a)	Administrative Services Agreement dated as	Incorporated by reference to initial
	of August 11, 1998 with The Dreyfus	filing of Form N-4 Registration
	Corporation.	Statement (File No. 333-70667) of
American General Life Insurance
Company Separate Account D filed on
January 15, 1999.

(21)(b)	Amendment to Administrative Services	Incorporated by reference to initial
	Agreement with The Dreyfus Corporation	filing of Form N-4 Registration
	effective as of December 1, 1998.	Statement (File No. 333-70667) of
American General Life Insurance
Company Separate Account D filed on
January 15, 1999.
(21)(c)	Form of Amendment No. 3 to Administrative	Incorporated by reference to Pre-
	Services Agreement with The Dreyfus	Effective Amendment No. 1 to Form N-
	Corporation effective as of October 1, 2007.	6 Registration Statement (File No. 333-
144594) of American General Life
Insurance Company Separate Account
VL-R filed on October 2, 2007.
(22)(a)	Form of Amended and Restated Service	Incorporated by reference to initial
	Contract with Fidelity Variable Insurance	filing of Form N-6 Registration
	Products Funds effective May 1, 2012.	Statement (File No. 333-185761) of
American General Life Insurance
Company Separate Account II filed on
December 31, 2012.
(23)(a)	Form of Service Agreement with Fidelity	Incorporated by reference to Post-
	Investments Institutional Operations	Effective Amendment No. 2 to Form S-
	Company, Inc.	6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on September 20, 2000.
(24)(a)	Form of Administrative Services Agreement	Incorporated by reference to Post-
	with Franklin Templeton Services, Inc. dated	Effective Amendment No. 1 to Form S-
	as of July 1, 1999.	6 Registration Statement (File No. 333-
87307) of American General Life
Insurance Company Separate Account
VL-R filed on October 10, 2000.
(24)(b)	Form of Amendment to Administrative	Incorporated by reference to Post-
	Services Agreement with Franklin	Effective Amendment No. 1 to Form S-
	Templeton Services, LLC effective	6 Registration Statement (File No. 333-
	November 1, 2001.	65170) of American General Life
Insurance Company Separate Account
VL-R filed on December 3, 2001.
(24)(c)	Form of Amendment No. 3 to Administrative	Incorporated by reference to Post-
	Services Agreement with Franklin	Effective Amendment No. 7 to Form N-
	Templeton Services, LLC dated as of July	6 Registration Statement (File No. 333-
	30, 2004.	80191) of American General Life
Insurance Company Separate Account
VL-R filed on December 2, 2004.
(25)(a)	Form of Administrative Services Agreement	Incorporated by reference to Post-
	with Goldman, Sachs & Co.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
90787) of American General Life
Insurance Company Separate Account
VL-R filed on December 19, 2003.

(25)(b)	Form of Amendment to the Administrative	Incorporated by reference to Post-
	Services Agreement with Goldman, Sachs &	Effective Amendment No. 25 to Form
	Co.	N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on April 29, 2016.
(26)(a)	Form of Distribution and Shareholder	Incorporated by reference to Post-
	Services Agreement with Janus Distributors,	Effective Amendment No. 2 to Form S-
	Inc.	6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on September 20, 2000.
(27)(a)	Form of Indemnification Letter Agreement	Incorporated by reference to Post-
	with J.P. Morgan Investment Management	Effective Amendment No. 1 to Form N-
	Inc.	6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 2, 2005.
(28)(a)	Form of Administrative Services Agreement	Incorporated by reference to Post-
	with Miller Anderson & Sherrard LLP.	Effective Amendment No. 18 to Form
N-4 Registration Statement (File No.
033-43390) of American General Life
Insurance Company Separate Account
D filed on April 12, 2000.
(28)(b)	Form of Letter Agreement with Morgan	Incorporated by reference to Post-
	Stanley Investment Management Inc.	Effective Amendment No. 25 to Form
N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on April 29, 2016.
(28)(c)	Form of Servicing Agreement with The	Incorporated by reference to Post-
	Universal Institutional Funds, Inc.	Effective Amendment No. 25 to Form
N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on April 29, 2016.
(29)(a)	Form of Amended and Restated	Incorporated by reference to Pre-
	Administrative Services Agreement with	Effective Amendment No. 1 to Form N-
	Neuberger & Berman Management	6 Registration Statement (File No. 333-
	Incorporated.	196172) of American General Life
Insurance Company Separate Account
VL-R filed on November 3, 2014.
(30)(a)	Form of Services Agreement with Pacific	Incorporated by reference to Post-
	Investment Management Company LLC.	Effective Amendment No. 2 to Form S-
6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on September 20, 2000.

(30)(b)	Form of Amendment No. 1 to Services	Incorporated by reference to Post-
	Agreement with Pacific Investment	Effective Amendment No. 1 to Form N-
	Management Company LLC.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2009.
(30)(c)	Form of Amendment No. 2 to Services	Incorporated by reference to Post-
	Agreement with Pacific Investment	Effective Amendment No. 1 to Form N-
	Management Company LLC.	6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2015.
(30)(d)	Form of Amendment to Services Agreement	Incorporated by reference to Post-
	with Pacific Investment Management	Effective Amendment No. 4 to Form N-
	Company LLC.	6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2018.
(31)(a)	Form of Trust Services Agreement with	Incorporated by reference to Post-
	PIMCO Variable Insurance Trust.	Effective Amendment No. 2 to Form S-
6 Registration Statement (File No. 333-
80191) of American General Life
Insurance Company Separate Account
VL-R filed on September 20, 2000.
(31)(b)	Form of Amendment No. 2 to Trust Services	Incorporated by reference to Post-
	Agreement with PIMCO Investments LLC.	Effective Amendment No. 1 to Form N-
6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2015.
(32)(a)	Form of Marketing and Administrative	Incorporated by reference to Post-
	Services Support Agreement with Putnam	Effective Amendment No. 1 to Form N-
	Retail Management Limited Partnership.	6 Registration Statement (File No. 333-
129552) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2006.
(33)(a)	Form of Administrative Services Agreement	Incorporated by reference to Post-
	with SunAmerica Asset Management Corp.	Effective Amendment No. 2 to Form S-
6 Registration Statement (File No. 333-
65170) of American General Life
Insurance Company Separate Account
VL-R filed on April 24, 2002.
(34)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with AIM.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.

(35)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with Alger.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(36)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with American Century.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(37)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with Dreyfus.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(38)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with Fidelity.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(39)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with Franklin	Effective Amendment No. 7 to Form N-
	Templeton.	6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(40)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with Goldman Sachs.	Effective Amendment No. 16 to Form
N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(41)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with Janus.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(42)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with JPMorgan	Effective Amendment No. 2 to Form N-
	Insurance Trust.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on May 3, 2010.

(43)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with MFS.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(44)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with Neuberger Berman.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(45)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with PIMCO.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(45)(b)	Form of Amendment No. 1 to SEC Rule 22c-	Incorporated by reference to Post-
	2 Information Sharing Agreement with	Effective Amendment No. 1 to Form N-
	PIMCO.	6 Registration Statement (File No. 333-
196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2015.
(46)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with Pioneer.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(47)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with Putnam.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(48)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with SunAmerica.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(49)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with UIF Morgan	Effective Amendment No. 7 to Form N-
	Stanley.	6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.

(50)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with VALIC Company I.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(51)(a)	Form of SEC Rule 22c-2 Information	Incorporated by reference to Post-
	Sharing Agreement with Vanguard.	Effective Amendment No. 7 to Form N-
6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.
(i)	Administrative Contracts.
(1)(a)	Form of Service and Expense Agreement	Incorporated by reference to Post-
	dated February 1, 1974 with American	Effective Amendment No. 8 to Form N-
	International Group, Inc.	6 Registration Statement (File No. 333-
43264) of American General Life
Insurance Company Separate Account
VL-R filed on May 3, 2004.
(1)(b)	Form of Addendum No. 1 to Service and	Incorporated by reference to Post-
	Expense Agreement with American	Effective Amendment No. 8 to Form N-
	International Group, Inc. dated May 21,	6 Registration Statement (File No. 333-
	1975.	43264) of American General Life
Insurance Company Separate Account
VL-R filed on May 3, 2004.
(1)(c)	Form of Addendum No. 2 to Service and	Incorporated by reference to Post-
	Expense Agreement with American	Effective Amendment No. 8 to Form N-
	International Group, Inc. dated September	6 Registration Statement (File No. 333-
	23, 1975.	43264) of American General Life
Insurance Company Separate Account
VL-R filed on May 3, 2004.
(1)(d)	Form of Addendum No. 24 to Service and	Incorporated by reference to Post-
	Expense Agreement with American	Effective Amendment No. 8 to Form N-
	International Group, Inc. dated December 30,	6 Registration Statement (File No. 333-
	1998.	43264) of American General Life
Insurance Company Separate Account
VL-R filed on May 3, 2004.
(1)(e)	Form of Addendum No. 28 to Service and	Incorporated by reference to Post-
	Expense Agreement with American	Effective Amendment No. 8 to Form N-
	International Group, Inc. effective January 1,	6 Registration Statement (File No. 333-
	2002.	43264) of American General Life
Insurance Company Separate Account
VL-R filed on May 3, 2004.
(1)(f)	Form of Addendum No. 30 to Service and	Incorporated by reference to Post-
	Expense Agreement with American	Effective Amendment No. 8 to Form N-
	International Group, Inc. effective January 1,	6 Registration Statement (File No. 333-
	2002.	43264) of American General Life
Insurance Company Separate Account
VL-R filed on May 3, 2004.

(1)(g)	Form of Addendum No. 32 to Service and	Incorporated by reference to Post-
	Expense Agreement with American	Effective Amendment No. 7 to Form
	International Group, Inc. effective May 1,	N-6 Registration Statement (File No.
	2004.	333-118318) of American General Life
Insurance Company Separate Account
VL-R filed on May 1, 2007.

(1)(h)	Specimen form of Addendum No. 45 to	Incorporated by reference to Post-
	Service and Expense Agreement with	Effective Amendment No. 4 to Form N-
	American International Group, Inc. dated	6 Registration Statement (File No. 333-
	October 1, 2017.	196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2018.
(j)	Other Material Contracts.

(1)	General Guarantee Agreement from	Incorporated by reference to Post-
	American Home Assurance Company.	Effective Amendment No. 11 to Form
N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on August 12, 2005.
(2)	Notice of Termination of Guarantee as	Incorporated by reference to Post-
	Published in the Wall Street Journal on	Effective Amendment No. 6 to Form N-
	November 24, 2006.	6 Registration Statement (File No. 333-
118318) of American General Life
Insurance Company Separate Account
VL-R filed on December 12, 2006.
(3)	Amended and Restated Unconditional	Incorporated by reference to Post-
	Capital Maintenance Agreement with	Effective Amendment No. 6 to Form N-
	American International Group, Inc.	6 Registration Statement (File No. 333-
151576) of American General Life
Insurance Company Separate Account
VL-R filed on April 30, 2014.
(4)	Termination Agreement of the Amended and	Incorporated by reference to Post-
	Restated Unconditional Capital Maintenance	Effective Amendment No. 2 to Form N-
	Agreement with American International	6 Registration Statement (File No. 333-
	Group, Inc.	196172) of American General Life
Insurance Company Separate Account
VL-R filed on April 29, 2016.

(k)	Legal Opinions.
(1)	Opinion of Counsel and Consent of	Incorporated by reference to Pre-
	Depositor.	Effective Amendment No. 1 to Form S-
6 Registration Statement (File No. 333-
43264) of American General Life
Insurance Company Separate Account
VL-R filed on October 26, 2000.

	(2)	Opinion and Consent of Counsel to	Incorporated by reference to Post-
		American Home Assurance Company.	Effective Amendment No. 12 to Form
N-6 Registration Statement (File No.
333-43264) of American General Life
Insurance Company Separate Account
VL-R filed on October 24, 2005.
(l)		Actuarial Opinion.
	(1)	Opinion and Consent of American General	Incorporated by reference to Pre-
		Life Insurance Company's actuary.	Effective Amendment No. 1 to Form S-
6 Registration Statement (File No. 333-
43264) of American General Life
Insurance Company Separate Account
VL-R filed on October 26, 2000.
(m)		Calculation	None
(n)		Other Opinions
	(1)	Consent of Independent Registered Public	Filed herewith
Accounting Firm, PricewaterhouseCoopers
LLP.
(o)		Omitted Financial Statements	None
(p)		Initial Capital Agreements.	None
(q)		Redeemability Exemption.
	(1)	Description of American General Life	Filed herewith
Insurance Company's Issuance, Transfer and
Redemption Procedures for the Variable
Universal Life Insurance Policies Pursuant to
Rule 6e-3(T)(b)(12)(iii) under the Investment
Company Act of 1940 as of April 30, 2020.
(r)		Powers of Attorney.
	(1)	Power of Attorney - American General Life	Filed herewith
Insurance Company.
	(2)	Power of Attorney - American Home	Filed herewith
Assurance Company.

Item 27. Directors and Officers of the Depositor

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR

Kevin T. Hogan (3)	Director, Chairman of the Board, Chief Executive Officer, and President
Adam C. Winslow	Chief Executive Officer, Life Insurance
Jonathan J. Novak (8)	Chief Executive Officer, Institutional Markets
Todd P. Solash (1)	Chief Executive Officer, Individual Retirement
Thomas J. Diemer	Executive Vice President and Chief Financial Officer
James Bracken (2)	Executive Vice President, Head of Legacy Portfolio
Evelyn Curran	Executive Vice President
Michael P. Harwood	Senior Vice President, Chief Actuary and Corporate Illustration Actuary
William C. Kolbert (4)	Senior Vice President and Business Information Officer

Kyle L. Jennings	Senior Vice President and Chief Compliance Officer
Terri N. Fiedler	Senior Vice President and Chief Distribution Officer
Katherine A. Anderson	Senior Vice President and Chief Risk Officer
Christopher V. Muchmore (1) Senior Vice President, Market Risk Management
Christine A. Nixon (1)	Senior Vice President
Gabriel A. Lopez(1)	Senior Vice President, Individual Retirement Operations
Sabyasachi Ray (3)	Senior Vice President and Chief Operating Officer
Sai P. Raman (4)	Senior Vice President, Institutional Markets
Timothy M. Heslin	Senior Vice President, Chief Life Product and Underwriting Officer
Bryan A. Pinsky (1)	Senior Vice President, Individual Retirement Products
Craig A. Anderson	Senior Vice President and Life Controller
Justin J. W. Caulfield (3)	Vice President and Treasurer
Mallary L. Reznik (1)	Vice President, General Counsel and Assistant Secretary
Lisa K. Gerhart	Vice President and Assistant Life Controller
Julie Cotton Hearne	Vice President and Secretary
Leo W. Grace	Vice President, Product Filing
Tracey E. Harris	Vice President, Product Filing
Christina M. Haley (1)	Vice President, Product Filing
Mary M. Newitt (1)	Vice President, Product Filing
Daniel R. Cricks	Vice President and Tax Officer
Stephen G. Lunanuova (6)	Vice President and Tax Officer
Barbara J. Moore	Vice President and Tax Officer
T. Clay Spires	Vice President and Tax Officer
Frank Kophamel	Vice President and Appointed Actuary
Michael E. Treske	Vice President, Distribution
Mark A. Peterson	Vice President, Distribution
Michelle D. Campion	Vice President
Jeffrey S. Flinn	Vice President
Jennifer N. Miller	Vice President
Manda Ghaferi (1)	Vice President
Stewart R. Polakov (1)	Vice President
Thomas A. Musante (5)	Vice President
Edward P. Voit (7)	Vice President
Jennifer A. Roth (1)	Vice President, 38a-1 Compliance Officer
Amanda K. Ouslander	Anti-Money Laundering and Economic Sanctions Compliance Officer
David J. Kumatz (2)	Assistant Secretary
Virginia N. Puzon (1)	Assistant Secretary
Rosemary Foster	Assistant Secretary
Marjorie Washington	Assistant Secretary
Grace D. Harvey (2)	Illustration Actuary
Laszlo Kulin (6)	Investment Tax Officer
Alireza Vaseghi (3)	Managing Director and Chief Operating Officer, Institutional Markets
Melissa H. Cozart	Privacy Officer

(1)21650 Oxnard Street, Woodland Hills, CA 91367

(2)340 Seven Springs Way, Brentwood, TN 37027

(3)175 Water Street, New York, NY 10038

(4)50 Danbury Road, Wilton, CT 06897

(5)777 S. Figueroa Street, Los Angeles, CA 90017

(6)80 Pine Street, New York, NY 10005

(7)301 Grant Street, Pittsburgh, PA 15219

(8)10880 Wilshire Boulevard, Los Angeles, CA 90024

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0001104659-20- 023889, filed February 21, 2020. Exhibit 21 is incorporated herein by reference.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

Item 29. Indemnification

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

Item 30. Principal Underwriters

(a)Other Activity. Registrant's principal underwriter, AIG Capital Services, Inc., also acts as principal underwriter for the following investment companies:

American General Life Insurance Company

Variable Separate Account

Variable Annuity Account Five

Variable Annuity Account Seven

Variable Annuity Account Nine

Separate Account D

Separate Account I

Separate Account VL-R

The United States Life Insurance Company in the City of New York

FS Variable Separate Account

FS Variable Annuity Account Five

Separate Account USL VL-R

Separate Account USL A

The Variable Annuity Life Insurance Company

Separate Account A

(b) Management.

The following information is provided for each director and officer of the principal underwriter.

Name and Principal	Positions and Offices with Underwriter
Business Address*	AIG Capital Services, Inc.
Terri N. Fiedler (2)	Director
James T. Nichols (1)	Director, President and Chief Executive Officer
Todd P. Solash	Director
Michael Fortey (2)	Chief Compliance Officer
Frank Curran (1)	Vice President, Chief Financial Officer, Chief
Operating Officer, Controller and Treasurer
John T. Genoy (1)	Vice President
Mallary L. Reznik	Vice President
Julie Cotton Hearne (2)	Vice President and Secretary
Daniel R. Cricks (2)	Vice President, Tax Officer
T. Clay Spires (2)	Vice President, Tax Officer
Virginia Puzon	Assistant Secretary
Rosemary Foster (2)	Assistant Secretary

*Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4997.

(1)Principal business address is Harborside 5, 185 Hudson Street, Jersey City, NJ 07311.

(2)Principal business address is 2919 Allen Parkway, Houston, TX 77019.

(c)Compensation From the Registrant. AIG Capital Services, Inc. retains no compensation or commissions from the Registrant.

Item 31. Location of Accounts and Records

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at 340 Seven Springs Way, MC430, Brentwood, Tennessee 37027-5098.

Item 32. Management Services	Not applicable.

Item 33. Fee Representation

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

Undertakings of the Depositor

During any time there are insurance obligations outstanding and covered by the guarantee issued by American Home Assurance Company ("American Home Guarantee Period"), filed as an exhibit to this Registration Statement (the "American Home Guarantee"), the Depositor hereby undertakes to provide notice to policy owners covered by the American Home Guarantee promptly after the happening of significant events related to the American Home Guarantee.

These significant events include: (i) termination of the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; (ii) a default under the American Home Guarantee that has a material adverse effect on the policy owner's rights under the American Home Guarantee; or (iii) the insolvency of American Home Assurance Company ("American Home").

Depositor hereby undertakes during the American Home Guarantee Period to cause Registrant to file post-effective amendments to this Registration Statement as frequently as is necessary to ensure that the current annual audited statutory financial statements of American Home in the Registration Statement are updated to be as of a date not more than 16 months prior to the effective date of this Registration Statement, and to cause Registrant to include as an exhibit to this Registration Statement the consent of the independent registered public accounting firm of American Home regarding such financial statements.

During the American Home Guarantee Period, the Depositor hereby undertakes to include in the prospectuses to policy owners, an offer to supply the annual audited statutory financial statements of American Home, free of charge upon a policy owner's request.

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the American Home Guarantee was terminated for prospectively issued Policies. The American Home Guarantee will not cover any Policies with a date of issue later than the Point of Termination. The American Home Guarantee will continue to cover Policies with a date of issue earlier than the Point of Termination until all insurance obligations under such Policies are satisfied in full.

Platinum Investor III VUL (G)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, AGL Separate Account VL-R, has duly caused this Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the

City of Houston, and State of Texas on this 24 th day of April, 2020.

AGL Separate Account VL-R

(Registrant)

BY: AMERICAN GENERAL LIFE INSURANCE COMPANY (On behalf of the Registrant and itself)

BY:

/S/ CRAIG A. ANDERSON

CRAIG A. ANDERSON

SENIOR VICE PRESIDENT AND LIFE CONTROLLER

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons, in the capacities with the Depositor and on the dates indicated.

Signature

*KEVIN T. HOGAN

KEVIN T. HOGAN

*KATHERINE A. ANDERSON

KATHERINE A. ANDERSON

*THOMAS J. DIEMER

THOMAS J. DIEMER

*TERRI N. FIEDLER

TERRI N. FIEDLER

*MICHAEL P. HARWOOD

MICHAEL P. HARWOOD

*JONATHAN J. NOVAK

JONATHAN J. NOVAK

*TODD P. SOLASH

TODD P. SOLASH

*ADAM C. WINSLOW

ADAM C. WINSLOW

/S/ CRAIG A. ANDERSON CRAIG A. ANDERSON

/S/MANDAGHAFERI

*MANDA GHAFERI

Title	Date
Director, Chairman, Chief Executive Officer, and	April 24, 2020
President
Director, Senior Vice President, and Chief Risk Officer	April 24, 2020
Director, Senior Vice President, and Chief Financial	April 24, 2020
Officer
Director, Senior Vice President, and Chief Distribution	April 24, 2020

Officer	April 24, 2020

Director, Senior Vice President, Chief Actuary, and
Corporate Illustration Actuary
Director and Chief Executive Officer, Institutional Markets	April 24, 2020
Director and Chief Executive Officer, Individual	April 24, 2020
Retirement
Director and Chief Executive Officer, Life Insurance	April 24, 2020
Senior Vice President and Life Controller	April 24,2020
Attorney-in-Fact	April 24,2020

Platinum Investor III VUL (G) 333-43264 811-08561

SIGNATURES

American Home Assurance Company has caused this amended Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, and State of New York on the 24th day of April, 2020.

AMERICAN HOME ASSURANCE COMPANY

/s/ BRIAN GREENSPAN

BY:

BRIAN GREENSPAN

SENIOR VICE PRESIDENT AND STATUTORY

CONTROLLER

AH - 1

Platinum Investor III VUL (G) 333-43264 811-08561

This amended Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
*DAVID H. MCELROY	Director, President, CEO and	April 24, 2020
Chairman of the Board of Directors
DAVID H. MCELROY

*ALEXANDER R. BAUGH	Director and Executive Vice President	April 24, 2020
ALEXANDER R. BAUGH
*THOMAS A. BOLT	Director and Executive Vice President	April 24, 2020
THOMAS A. BOLT
* ELIAS F. HABAYEB	Director, Chief Financial Officer and	April 24, 2020
Executive Vice President
ELIAS F. HABAYEB

*BARBARA LUCK	Director	April 24, 2020
BARBARA LUCK
*KENNETH RIEGLER	Director and Senior Vice President	April 24, 2020
KENNETH RIEGLER
*ANTHONY VIDOVICH	Director and Executive Vice President	April 24, 2020
ANTHONY VIDOVICH
/s/ BRIAN GREENSPAN
* BY:
BRIAN GREENSPAN
ATTORNEY-IN-FACT
(Exhibit to the Registration Statement)

AH - 2